UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177729
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 11	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 544	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2014

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2014 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☑	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM All American Gold 2.0
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2014.
The contracts described in this prospectus are not available in the state of New York.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2014), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 87. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	American Funds Insurance Series®
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Eaton Vance Variable Trust
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund

•	Huntington VA Funds
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	Lazard Retirement Series, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Northern Lights Variable Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Adjusted Roll-up Income Benefit Base – The Original Income Benefit Base after it has been reduced proportionally as a result of a Non-Lifetime Withdrawal.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Attained Age – For purposes of the Nationwide Lifetime Income Capture option, the Contract Owner's age on each Option Anniversary. If the Joint Option for the Nationwide Lifetime Income Capture option is elected, the age of the younger of the determining life and joint determining life on each Option Anniversary.
Attained Age Lifetime Withdrawal Percentage – For purposes of the Nationwide Lifetime Income Capture option, a percentage based on the Attained Age of the determining life, or if the Joint Option for the Nationwide Lifetime Income Capture option is elected, based on the Attained Age of the younger of the determining life and joint determining life.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, early withdrawals (if applicable), reset opportunities, and if elected, the Non-Lifetime Withdrawal. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Lifetime Withdrawal – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the maximum amount that can be withdrawn between Contract/Option Anniversaries (and after the Withdrawal Start Date for the Nationwide Lifetime Income Track option) without reducing the Current Income Benefit Base. It is calculated annually, on each Contract/Option Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Monthly Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option, each recurring one-month anniversary of the date the option was elected.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Lifetime Withdrawal – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, a one-time only election to take a withdrawal from the contract that will not initiate the benefit under the option.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option and Nationwide Lifetime Income Track option, each recurring one-year anniversary of the date the option was elected.
Option Year – For purposes of the Nationwide Lifetime Income Capture option, each year the option is in force beginning with the date the option is elected.
Original Income Benefit Base – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Purchase Payment Credits or PPCs – Additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roll-up Interest Rate – For purposes of the Nationwide Lifetime Income Capture option, the indexed simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
Withdrawal Start Date – For purposes of the Nationwide Lifetime Income Track option, the date the Contract Owner reaches age 59½, or if the Joint Option for the Nationwide Lifetime Income Track option is elected, the date the younger spouse reaches age 59½.

Table of Contents (continued)

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%

Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Annual Loan Interest Charge (assessed as a reduction to the credited interest rate)	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
Reduced CDSC Option ("Liquidity Option")[5] Charge	0.50%
Total Variable Account Charges (including this option only)	1.65%
Death Benefit Options (assessed as an annualized percentage of Daily Net Assets) (eligible applicants may purchase one option)
One-Year Enhanced Death Benefit Option Charge	0.20% [6]
Total Variable Account Charges (including this option only)	1.35%
One-Month Enhanced Death Benefit Option Charge	0.35% [7]
Total Variable Account Charges (including this option only)	1.50%
Combination Enhanced Death Benefit Option Charge	0.65% [7,8]
Total Variable Account Charges (including this option only)	1.80%
Beneficiary Protector II Option Charge (assessed as an annualized percentage of Daily Net Assets9)	0.35%
Total Variable Account Charges (including this option only)	1.50%
Additional Optional Riders (assessed annually as a percentage of Current Income Benefit Base10) (eligible applicants may purchase one living benefit rider)
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [11]
Maximum Nationwide Lifetime Income Capture Option Charge	1.50% [12]
Maximum Nationwide Lifetime Income Track Option Charge	1.50% [13]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [14]
Maximum Joint Option for the Nationwide Lifetime Income Capture Option Charge	0.40% [15]
Maximum Joint Option for the Nationwide Lifetime Income Track Option Charge	0.40% [16]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (annualized rate, as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
Reduced CDSC Option ("Liquidity Option") Charge	0.50%
Combination Enhanced Death Benefit Option Charge	0.65%
Beneficiary Protector II Option Charge	0.35%

Summary of Maximum Contract Expenses (annualized rate, as a percentage of the Daily Net Assets)
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [17]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [17]
Maximum Possible Total Variable Account Charges	4.55% [18]

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance. The Annual Loan Interest Charge will not exceed 2.25%.
[5]	Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.
[6]	The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[7]	The One-Month Enhanced Death Benefit Option and the Combination Enhanced Death Benefit Option are only available for contracts with Annuitants age 75 or younger at the time of application.
[8]	For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.
[9]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
[10]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal.
[11]	Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.
[12]	Currently, the charge associated with Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base.
[13]	Currently, the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
[14]	The Joint Option for the 7% Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.
[15]	The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base.
[16]	The Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifetime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base.
[17]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[18]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2013, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.42%	2.63%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or short-term trading fees, which if reflected, would result in higher expenses.
The following Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge under the standard 7 year CDSC schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (4.55%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.63%)	$1,485	$2,790	$4,009	$6,918	*	$2,290	$3,709	$6,918	$785	$2,290	$3,709	$6,918
Minimum Total Underlying Mutual Fund Operating Expenses (0.42%)	$1,253	$2,151	$3,037	$5,403	*	$1,651	$2,737	$5,403	$553	$1,651	$2,737	$5,403
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)

•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
For Non-Qualified Contracts, the minimum initial purchase payment is $5,000. For all other contract types, the minimum initial purchase payment is $3,000. A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
If the Contract Owner elects the Liquidity Option, subsequent purchase payments are only permitted during the first Contract Year.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).

Subsequent Purchase Payments. If the Contract Owner elects the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year. If the Contract Owner elects the Nationwide Lifetime Income Capture option, Nationwide reserves the right to refuse any subsequent purchase payments. Contract Owners should consider this reservation of right when making the initial purchase payment.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Reduced CDSC Option ("Liquidity Option")
The contract contains a standard seven-year CDSC schedule. For contracts issued on or after May 1, 2014, or the date of state approval (whichever is later), in lieu of the standard seven-year CDSC schedule, an applicant may elect the Liquidity Option at the time of application. Election of the Liquidity Option replaces the contract's standard seven-year CDSC schedule with a four-year CDSC schedule that expires four years from the contract issue date.
If the applicant elects the Liquidity Option, Nationwide will assess a charge equal to an annualized rate of 0.50% of the Daily Net Assets during the first four Contract Years in exchange for a reduced CDSC schedule. Subsequent purchase payments will only be permitted during the first Contract Year.

Death Benefit Options
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account will be assessed a fee of 0.35%.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals and does not elect to take a Non-Lifetime Withdrawal for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Capture option or Nationwide Lifetime Income Track option is elected.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit. Certain actions by the Contract Owner will terminate this optional benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 7% Nationwide Lifetime Income Rider.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The Nationwide Lifetime Income Capture option is available under the contract at the time of application. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the Nationwide Lifetime

Income Capture option will also be available for election for 90 days after the later of January 13, 2014, or the date of state approval, as described in the Nationwide Lifetime Income Capture Option section. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option is elected.
If the applicant elects the Nationwide Lifetime Income Capture option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Capture option may exceed the benefit.
A withdrawal in excess of the Lifetime Withdrawal Amount that reduces the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Capture option.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option for the Nationwide Lifetime Income Track option is elected, both spouses reach age 59½) the Nationwide Lifetime Income Track option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The Nationwide Lifetime Income Track option is available under the contract at the time of application. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the Nationwide Lifetime Income Track option will also be available for election for 90 days after the later of January 13, 2014, or the date of state approval, as described in the Nationwide Lifetime Income Track Option section. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Capture option is elected.
If the applicant elects the Nationwide Lifetime Income Track option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Track option may exceed the benefit.
An early withdrawal (a withdrawal taken from the contract prior to the Withdrawal Start Date) or a withdrawal in excess of the Lifetime Withdrawal Amount that reduces the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Track option.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected.

If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be reduced.  For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option, however, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Capture Option
The Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Capture option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Capture option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Track Option
The Joint Option for the Nationwide Lifetime Income Track option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Track option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Track option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Liquidity Option will be assessed for four years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.

Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. Additionally, the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option limit the list of Sub-Accounts available in connection with that option.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Purchase Payment Credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.

Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, availability of certain investment options, optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance or effective date of certain contract changes, as defined in the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2013, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.

This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn. For contracts that have not elected the Liquidity Option, the standard CDSC schedule applies. The CDSC is calculated by multiplying the applicable CDSC percentage shown in Table 1 by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
Table 1
Standard CDSC Schedule
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
For contracts that have elected the Liquidity Option, the standard CDSC schedule is replaced with a reduced CDSC schedule. The CDSC is calculated by multiplying the applicable CDSC percentage shown in Table 2 by the amount of purchase payments withdrawn.
Table 2
Liquidity Option CDSC Schedule
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.

In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values for which the applicable CDSC period has expired:
(a)	for those contracts without the Liquidity Option, purchase payments held for at least seven years from the date of allocation to the contract; and
(b)	for those contracts with the Liquidity Option, for any withdrawals after the end of the fourth Contract Year.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the first Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Reduced CDSC Option ("Liquidity Option")
For contracts issued on or after May 1, 2014, or the date of state approval (whichever is later), for an additional charge equal to an annualized rate of 0.50% of the Daily Net Assets, an applicant may elect the Liquidity Option. The charge associated with the Liquidity Option will be assessed until the end of the fourth Contract Year. Nationwide may realize a profit from the charge assessed for this option.
If the Liquidity Option is elected, subsequent purchase payments are only permitted during the first Contract Year.

Election of the Liquidity Option replaces the contract's standard seven year CDSC schedule with a four year CDSC schedule. The Liquidity Option CDSC schedule applies as follows:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
Under this option, CDSC will not exceed 7% of purchase payments withdrawn and no CDSC will be assessed on any withdrawal taken after the end of the fourth Contract Year.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.

The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant's age at the time of application and, if applicable, the Co-Annuitant's age at the time of the first Annuitant's death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets. In addition, allocations to the Fixed Account will be assessed a fee of 0.35%. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.

Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant's death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant's death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant's death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant's death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant's death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant's death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant's death (regardless of the date of the first Annuitant's death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

Optional Living Benefits
An applicant may elect one of the available optional living benefits under the contract at the time of application. If an applicant elects an optional living benefit, Nationwide will deduct an additional charge as applicable for the elected living benefit. The optional living benefits available under the contract include:
•	7% Nationwide Lifetime Income Rider - designed for consumers at or near retirement who generally have a conservative risk tolerance and seek certainty of guaranteed lifetime income
•	Nationwide Lifetime Income Capture option - designed for consumers with longer time horizons to invest and who generally have a moderate risk tolerance to grow assets and provide for guaranteed lifetime income
•	Nationwide Lifetime Income Track option - a lower cost option designed for consumers with longer time horizons to invest and who generally have a moderate to aggressive risk tolerance to grow assets and provide for guaranteed lifetime income
Each of the optional living benefits has limitations and restrictions as discussed herein. Before selecting an optional living benefit, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 7% Nationwide L.inc Rider may keep the 7% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Capture option or Nationwide Lifetime Income Track option is elected.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted.

Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Additionally, if this option is elected, contract loans are unavailable.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	Roll-up Value: the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
Contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), are eligible to take a Non-Lifetime Withdrawal. If a Non-Lifetime Withdrawal is taken on or before the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(3)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: the sum of the following calculations:

(i)	Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(ii)	After the Non-Lifetime Withdrawal and before the 10th Contract Anniversary: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:
(i)	After the 10th Contract Anniversary and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(ii)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or
(3)	Highest Contract Value: the highest Contract Value on any Contract Anniversary after the 10th Contract Anniversary, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), after the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the 7% Nationwide L.inc Rider. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the 7% simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages in the previous table.

Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the

Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.

For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the 7% Nationwide L.inc Rider
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 7% Nationwide L.inc Rider. If this option terminates, then Nationwide will no longer assess the fee associated with this option.
In addition, where permitted under state law, the 7% Nationwide L.inc Rider will automatically terminate if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the 7% Nationwide L.inc Rider. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the 7% Nationwide L.inc Rider.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
The Nationwide Lifetime Income Capture option is available under the contract at the time of application. The Nationwide Lifetime Income Capture option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Capture option is elected, then the spouse may keep the Nationwide Lifetime Income Capture option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option is elected.
For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the Nationwide Lifetime Income Capture option will also be available for election for 90 days after the later of January 13, 2014, or the date of state approval. For contracts that elected the 7% Nationwide Lifetime Income Rider, election of the Nationwide Lifetime Income Capture option is only available within the 90-day period if such election is prior to the first Lifetime Withdrawal. A prorated charge for the 7% Nationwide Lifetime Income Rider will be deducted upon its removal. Upon election of the Nationwide Lifetime Income Capture option, you will lose any increase to the existing Current Income Benefit Base under the 7% Nationwide Lifetime Income Rider, and the Original Income Benefit Base for the Nationwide Lifetime Income Capture option will be equal to the Contract Value of the contract on the date the Nationwide Lifetime Income Capture option is elected. For contracts that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider, the Joint Option for the Nationwide Lifetime Income Capture option must be elected. The Joint Option for the Nationwide

Lifetime Income Capture option is not available for election for contracts that did not previously elect the Joint Option. Age requirements for parties to the contract for the Nationwide Lifetime Income Capture option and Joint Option for the Nationwide Lifetime Income Capture option must be satisfied at the time of election. Contract Owners should consult a financial advisor before making an election.
Nationwide Lifetime Income Capture Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Capture option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Capture Investment Requirements
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Capture option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted.
Dollar Cost Averaging programs for the Nationwide Lifetime Income Capture option are not available. Allocation to the Fixed Account is not permitted. Additionally, if this option is elected, contract loans are unavailable.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may elect to automatically reallocate the Contract Value in accordance with the Asset Rebalancing provision.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Nationwide Lifetime Income Capture option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments.
Roll-up Interest Rate
The Roll-up Interest Rate is the indexed simple interest rate used in the calculation of the Current Income Benefit Base until the earlier of the first Lifetime Withdrawal or the 15th Option Anniversary. The Roll-up Interest Rate is determined by the following formula:
Roll-up Interest Rate	=	Defined Rate + Variable Rate
The Roll-up Interest Rate is calculated by adding the Defined Rate, an amount determined by Nationwide, and the Variable Rate, the rate of return (the nominal interest rate) of the specified index. The Defined Rate is stated in the contract provided when the Nationwide Lifetime Income Capture option was elected. Currently, the Defined Rate is 3.00%. Nationwide will not change the Defined Rate for contracts once issued. The Variable Rate is the rate of return (the nominal interest rate) of the monthly 10-year Treasury constant maturity as published by the Board of Governors of the Federal Reserve System. Once calculated, the Roll-up Interest Rate will be rounded up or down to the nearest 0.25%. The Roll-up Interest Rate will not be less than 4.00% or greater than 10.00%.

For example, if the Defined Rate is 3.00% and the Variable Rate is 2.83%, the Roll-up Interest Rate is 5.75% (3.00% + 2.83% = 5.83%, rounded up or down to the nearest 0.25%, results in 5.75%). If the Defined Rate is 3.00% and the Variable Rate is 2.91%, the Roll-up Interest Rate is 6.00% (3.00% + 2.91% = 5.91%, rounded up or down to the nearest 0.25%, results in 6.00%).
The Variable Rate used in determining the Roll-up Interest Rate depends upon the date of election of the Nationwide Lifetime Income Capture option, and is calculated as follows:
(1)	If elected before the 15th calendar day of the month: Nationwide will use the Variable Rate for the month that is two months prior to the month in which the Nationwide Lifetime Income Capture option is elected to calculate the Roll-up Interest Rate for the first Option Year (e.g. if the Nationwide Lifetime Income Capture option is elected on July 10th, then Nationwide will use the Variable Rate for May). Thereafter, the Variable Rate for the month that is two months prior to the month in which the Option Anniversary falls is used to calculate the Roll-up Interest Rate for each subsequent Option Year; or
(2)	If elected on or after the 15th calendar day of the month: Nationwide will use the Variable Rate for the month prior to the month in which the Nationwide Lifetime Income Capture option is elected to calculate the Roll-up Interest Rate for the first Option Year (e.g. if the Nationwide Lifetime Income Capture option is elected on July 17th, then Nationwide will use the Variable Rate for June). Thereafter, the Variable Rate for the month prior to the month in which the Option Anniversary falls is used to calculate the Roll-up Interest Rate for each subsequent Option Year.
For contracts that elect the Nationwide Lifetime Income Capture option, for the first Option Year only, in order to accommodate for the time between the date the good order application is signed and the date the option is elected, if the Variable Rate that was in effect on the date the good order application is signed is different than the Variable Rate in effect on the date the option is elected, then the Variable Rate for the first Option Year will be the greater of the two.
Nationwide reserves the right to discontinue and substitute a comparable index if the index becomes unavailable (e.g. is no longer published) or if the calculation of the index is substantially changed (e.g. the index no longer provides a monthly average). If Nationwide exercises this right, Nationwide will provide written notice to Contract Owners.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Capture option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of election until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary (on the first Option Anniversary, the Original Income Benefit Base); plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the Original Income Benefit Base and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, up to and including the 15th Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus
(d)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 15th Option Anniversary.
If a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:

(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Adjusted Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: the sum of the following calculations:
(i)	After the prior Option Anniversary and on or before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus
(ii)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary;
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or
(4)	Roll-up Value: for each Option Anniversary up to and including the 15th Option Anniversary, it is equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus the Roll-up Interest Rate multiplied by any Purchase Payment Credits submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal and prior to the previous Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:

(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year and after the Non-Lifetime Withdrawal;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Purchase Payment Credits are applied on a date other than an Option Anniversary, the indexed simple interest roll-up value is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Option Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Option Anniversary minus adjustments made for excess withdrawals after that date, and the initial Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up value is only calculated for the first 15 Option Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
After the first Option Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Capture option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the indexed simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In addition, it will be subject to the CDSC provisions of the contract.
A Non-Lifetime Withdrawal will cause a reduction to four factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal; and (4) the Monthly Option Anniversary Contract Value during the Option Year prior to the Non-Lifetime Withdrawal. All four factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Nationwide Lifetime Income Capture option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Roll-up and Roll-up Value terminate and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity or due to an automatic reset (both discussed later in this provision), submits additional purchase payments, or based upon the Attained Age Income Benefit Base calculation (discussed later in this provision). As long as the Nationwide Lifetime Income Capture option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal as indicated in the following table:
Contract Owner's Age (at time of first Lifetime Withdrawal)	Lifetime Withdrawal Percentage
45 through 59½	3.00%
59½ through 64	4.00%
65 through 74	5.00%
75 through 80	5.50%
81 and older	6.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the Nationwide Lifetime Income Capture Option).
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.

At the time of the first Lifetime Withdrawal, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the initial Lifetime Withdrawal Amount for that year.
On each Option Anniversary after the first Lifetime Withdrawal is taken, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Current Income Benefit Base will equal the greater of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, plus any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary, or
Note: The Current Income Benefit Base may change due to excess withdrawals, automatic resets, or election of a non-automatic reset opportunity (all discussed later in this provision). If the Non-Lifetime Withdrawal is taken in the same Option Year as the first Lifetime Withdrawal, then for the first Option Anniversary after the first Lifetime Withdrawal, the Current Income Benefit Base on the prior Option Anniversary will be proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Attained Age Income Benefit Base: determined based on the following formula:

Contract Value on the then current Option Anniversary prior to processing any purchase payments, Purchase Payment Credits, or withdrawals on that day	X	Attained Age Lifetime Withdrawal Percentage
Lifetime Withdrawal Percentage
The Attained Age Lifetime Withdrawal Percentage (which does not remain the same) is determined based on the age of the Contract Owner on the Option Anniversary as indicated in the following table:
Contract Owner's Age (on the Option Anniversary)	Attained Age Lifetime Withdrawal Percentage
45 through 59½	3.00%
59½ through 64	4.00%
65 through 74	5.00%
75 through 80	5.50%
81 and older	6.00%
For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Attained Age Lifetime Withdrawal Percentages will be equal to or less than the Attained Age Lifetime Withdrawal Percentages above (see Joint Option for the Nationwide Lifetime Income Capture Option).
Contract Owners may cancel the attained age feature of the Nationwide Lifetime Income Capture option by cancelling the automatic reset feature discussed later in this section.
The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Capture option depends on market conditions and other factors that are specific to each contract. Consult with an advisor to determine what is best based on the Contract Owner's individual financial situation and needs.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA,Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. Prior to the first Lifetime Withdrawal, if on any Option Anniversary, the current Contract Value or the highest Monthly Option Anniversary Contract Value during the previous Option Year exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal the higher Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal or until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes. After the first Lifetime Withdrawal, on each Option Anniversary, the Current Income Benefit Base may be reset to the Attained Age Income Benefit Base, and this automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes.

In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Capture option changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Capture option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same, the attained age feature (as described in the Lifetime Withdrawals section) will be cancelled, and the terms and conditions of the Nationwide Lifetime Income Capture option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Capture option by notifying Nationwide as to such election.
Settlement Options
When a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the annual Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the Nationwide Lifetime Income Capture option. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.

Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the annual Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the Nationwide Lifetime Income Capture option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier (which may result in a higher Annual Benefit Multiplier and a larger benefit under this option). If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the Nationwide Lifetime Income Capture option is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Capture option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Capture option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Capture option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Capture Option
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Capture option. If this option terminates, then Nationwide will no longer assess the fee associated with this option.

In addition, unless state law prohibits restrictions on assignments or Contract Owner changes, the Nationwide Lifetime Income Capture option will automatically terminate if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide Lifetime Income Capture option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the Nationwide Lifetime Income Capture option.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option is elected, both spouses reach age 59½) (the "Withdrawal Start Date"), the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
The Nationwide Lifetime Income Track option is available under the contract at the time of application. The Nationwide Lifetime Income Track option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Track option is elected, then the spouse may keep the Nationwide Lifetime Income Track option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Capture option is elected.
For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the Nationwide Lifetime Income Track option will also be available for election for 90 days after the later of January 13, 2014, or the date of state approval. For contracts that elected the 7% Nationwide Lifetime Income Rider, election of the Nationwide Lifetime Income Track option is only available within the 90-day period if such election is prior to the first Lifetime Withdrawal. A prorated charge for the 7% Nationwide Lifetime Income Rider will be deducted upon its removal. Upon election of the Nationwide Lifetime Income Track option, you will lose any increase to the existing Current Income Benefit Base under the 7% Nationwide Lifetime Income Rider, and the Original Income Benefit Base for the Nationwide Lifetime Income Track option will be equal to the Contract Value of the contract on the date the Nationwide Lifetime Income Track option is elected. For contracts that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider, the Joint Option for the Nationwide Lifetime Income Track option must be elected. The Joint Option for the Nationwide Lifetime Income Track option is not available for election for contracts that did not previously elect the Joint Option. Age requirements for parties to the contract for the Nationwide Lifetime Income Track option and Joint Option for the Nationwide Lifetime Income Track option must be satisfied at the time of election. Contract Owners should consult a financial advisor before making an election.

Nationwide Lifetime Income Track Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Track option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Track Investment Requirements
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Track option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Additionally, if this option is elected, contract loans are unavailable.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the Nationwide Lifetime Income Track option as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Track option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount.
The Current Income Benefit Base for the Nationwide Lifetime Income Track option will equal the highest Contract Value on any Option Anniversary (unless the Contract Owner cancels this automatic reset feature as described in Reset Opportunities) adjusted by the following:
(1)	Additional purchase payments submitted after the Nationwide Lifetime Income Track option is elected. Additional purchase payments will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s).

(2)	Early withdrawals, which are withdrawals taken from the contract prior to the Withdrawal Start Date. Early withdrawals will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:

(a)	=	the dollar amount of the early withdrawal; and
(b)	=	a figure representing the proportional amount of the early withdrawal. This amount is determined by the following formula:

Gross dollar amount of the early withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value
In situations where the Contract Value exceeds the existing Current Income Benefit Base, early withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, early withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
(3)	If requested, a one-time Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal. This amount is determined by the following formula:

Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year (the Lifetime Withdrawal Amount), even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes.
Non-Lifetime Withdrawal
After the later of the first Option Anniversary or the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Track option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal. In addition, it will be subject to the CDSC provisions of the contract. The proportional amount of the withdrawal is determined by the following formula:
Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. As long as the Nationwide Lifetime Income Track option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal as indicated in the following tables:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner's Age (at time of first Lifetime Withdrawal)	Lifetime Withdrawal Percentage
59½ through 64	4.00%
65 through 74	4.50%
75 through 80	5.00%
81 and older	5.50%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner's Age (at time of first Lifetime Withdrawal)	Lifetime Withdrawal Percentage
59½ through 64	4.50%
65 through 74	5.00%
75 through 80	5.50%
81 and older	6.00%
For contracts that elect the Joint Option for the Nationwide Lifetime Income Track option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the Nationwide Lifetime Income Track Option).
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal from the contract prior the fifth Option Anniversary and prior to age 81. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Option Anniversary thereafter, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted as a result of an excess withdrawal, and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.

Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
After the Withdrawal Start Date, the Contract Owner is permitted to withdraw Contract Value in excess of the Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Track option depends on market conditions and other factors that are specific to each contract. Consult with an advisor to determine what is best based on the Contract Owner's individual financial situation and needs.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA,Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Difference between Early Withdrawals and Excess Withdrawals
Early withdrawals and excess withdrawals vary in their impact on the Current Income Benefit Base.
Early withdrawals are taken before the Withdrawal Start Date and the entire amount of the early withdrawal is considered when calculating the reduction to the Current Income Benefit Base.

Excess withdrawals are taken after the Withdrawal Start Date, when the Contract Owner takes withdrawals in excess of the Lifetime Withdrawal Amount, and only the amount in excess of the Lifetime Withdrawal Amount is considered when calculating the reduction to the Current Income Benefit Base.
This means that early withdrawals will have a greater overall negative impact on the Current Income Benefit Base than excess withdrawals, because early withdrawals will impact the Current Income Benefit Base in their entirety, where excess withdrawals will only impact the Current Income Benefit Base by the amount of the withdrawal that was in excess of the Lifetime Withdrawal Amount.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Option Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal. After the first Lifetime Withdrawal, the automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Track option changes.
In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Track option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Track option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide Lifetime Income Track option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Track option by notifying Nationwide as to such election.
Settlement Options
When a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the annual Lifetime Withdrawal Amount until the death of the Contract Owner (or, if the Joint Option is elected, until the death of the spouse);
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the Nationwide Lifetime Income Track option. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.

If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the annual Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the Nationwide Lifetime Income Track option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier (which may result in a higher Annual Benefit Multiplier and a larger benefit under this option). If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the Nationwide Lifetime Income Track option is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Track option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Track option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.

Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Track option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Track Option
Early or excess withdrawals that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Track option. If this option terminates, then Nationwide will no longer assess the fee associated with this option.
In addition, where permitted under state law, the Nationwide Lifetime Income Track option will automatically terminate if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide Lifetime Income Track option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the Nationwide Lifetime Income Track option.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse.
The charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider as follows:
For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.75%	4.75%	5.75%

For contracts issued before January 14, 2013, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.50%	4.50%	5.50%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the Nationwide Lifetime Income Capture Option
At the time the Nationwide Lifetime Income Capture option is elected, the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the Joint Option for the Nationwide Lifetime Income Capture option will also be available for election for 90 days after the later of January 13, 2014, or the date of state approval, for contracts that previously elected the Joint Option for the 7% Nationwide Lifetime

Income Rider. For contracts that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider, the Joint Option for the Nationwide Lifetime Income Capture option must be elected at the time of election of the Nationwide Lifetime Income Capture option. The Joint Option for the Nationwide Lifetime Income Capture option is not available for election for contracts that did not previously elect the Joint Option for the 7% Nationwide Lifetime Income Rider. If applicable, a prorated charge for the Joint Option for the 7% Nationwide Lifetime Income Rider will be deducted upon its removal. Age requirements for parties to the contract for the Nationwide Lifetime Income Capture option and Joint Option for the Nationwide Lifetime Income Capture option must be satisfied at the time of election.
The charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Capture option as follows:
Contract Owner's Age (at time of first Lifetime Withdrawal)	Lifetime Withdrawal Percentage
45 through 59½	3.00%
59½ through 64	3.75%
65 through 74	4.75%
75 through 80	5.25%
81 and older	5.75%
If the Contract Owner elects the Joint Option, the Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
If the Contract Owner elects the Joint Option, Nationwide will also reduce the Attained Age Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Capture option as follows:
Contract Owner's Age (on the Option Anniversary)	Attained Age Lifetime Withdrawal Percentage
45 through 59½	3.00%
59½ through 64	3.75%
65 through 74	4.75%
75 through 80	5.25%
81 and older	5.75%
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin Lifetime Withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Capture option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the Nationwide Lifetime Income Track Option
At the time the Nationwide Lifetime Income Track option is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Track option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the Joint Option for the Nationwide Lifetime Income Track option will also be available for election for 90 days after the later of January 13, 2014, or the date of state approval, for contracts that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider. For contracts that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider, the Joint Option for the Nationwide Lifetime Income Track option must be elected at the time of election of the Nationwide Lifetime Income Track option. The Joint Option for the Nationwide Lifetime Income Track option is not available for election for contracts that did not previously elect the Joint Option for the 7% Nationwide Lifetime Income Rider. If applicable, a prorated charge for the Joint Option for the Joint Option for the 7% Nationwide Lifetime Income Rider will be deducted upon its removal. Age requirements for parties to the contract for the Nationwide Lifetime Income Track option and Joint Option for the Nationwide Lifetime Income Track option must be satisfied at the time of election.
The charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Track option as follows:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner's Age (at time of first Lifetime Withdrawal)	Lifetime Withdrawal Percentage
59½ through 64	3.75%
65 through 74	4.25%
75 through 80	4.75%
81 and older	5.25%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner's Age (at time of first Lifetime Withdrawal)	Lifetime Withdrawal Percentage
59½ through 64	4.25%
65 through 74	4.75%
75 through 80	5.25%
81 and older	5.75%

If the Contract Owner elects the Joint Option, the Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be age 85 or younger at the time of application;
(2)	Both spouses must be at least age 59½ before either spouse is eligible to begin Lifetime Withdrawals;
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Track option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Income Benefit Investment Options
Following is a list of the investment options that are permitted when the 7% Nationwide Lifetime Income Rider is elected. Only the investment options shown are available for election.
•	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II

•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
Note: Some of the investment options listed are funds of funds. Additionally, some of the indicated investment options may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Funds for more information.
Following is a list of the investment options that are permitted when the Nationwide Lifetime Income Capture option is elected. Only the investment options shown are available for election.
•	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Note: Some of the investment options listed are funds of funds. Additionally, some of the indicated investment options may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Funds for more information.
Following is a list of the investment options that are permitted when the Nationwide Lifetime Income Track option is elected. Only the investment options shown are available for election.
•	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Capital Appreciation
•	Custom Portfolio Asset Rebalancing Service - Moderate
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
Note: Some of the investment options listed are funds of funds. Additionally, some of the indicated investment options may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Funds for more information.

Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.50%. After the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.50% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit and the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.

Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Joint Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse)

•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Purchase Payment Credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.15% to 2.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:

(1)	adding all amounts allocated to the Fixed Account (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Purchase Payment Credits, but all losses attributable to the Purchase Payment Credits will be incurred by Nationwide.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the

CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	charges associated with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states. Additionally, contract loans are unavailable if the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide's consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Where permitted under state law, an assignment or collateral assignment may negatively impact certain benefits under this contract, including the death benefit and the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Refer to the Income Benefit Investment Options provision for the investment options available for the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below. Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.

To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Income Benefit Investment Options).
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option may change the Sub-Account allocations within their elected model, percentages within their elected model and/or may change models and create a new Custom Portfolio within that new model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Model
For Contract Owners that have elected the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund). The availability of some models may be restricted (see Income Benefit Investment Options).
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.

With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Impact of Ownership Changes and Assignment on the Death Benefits
Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), the elected death benefit will be forfeited and replaced with a death benefit equal to the Contract Value on the date Nationwide receives proper proof of the Annuitant's death, an election specifying the distribution method, and any state required forms. Where prohibited by state law, or if any of the following situations apply, the death benefit forfeiture will not apply:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the death benefit.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (Return of Premium) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Combination Enhanced Death Benefit Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), if the Fixed Account allocation is greater than 30% of the Contract Value on any Contract Anniversary solely due to Contract Owner actions, including: the application of additional purchase payments, additional withdrawals, transfers among investment options, or a combination of such actions, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
For contracts issued prior to August 12, 2013, or the date of state approval (whichever is later), if, after the first Contract Anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value solely due to the application of additional purchase payments, additional withdrawals, or transfers among investment options, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain Contract Owner changes or assignments are made to the contract. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.

Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuity Commencement Date and the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option
If the Contract Owner elected the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option. If the Contract Owner has elected the Liquidity Option, the charge for the Liquidity Option will continue to be assessed for four years from the date the contract was issued, even if the contract is annuitized.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.

Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.15% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiffs' motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs' motion for class certification. The case is set for trial beginning February 9, 2015. NLIC continues to defend this lawsuit vigorously.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owed indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2014, the Alabama Supreme Court reversed the trial Court decision awarding PEBCO its attorney fees and remanded the case back to the trial court to enter a judgment in favor of NRS. NRS continues to defend this case vigorously.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC after the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy in 2008. This triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and has served NMIC and NLIC with a "SPV Derivatives ADR Notice," formally starting the Alternative Dispute Resolution process. NMIC and NLIC have responded, and are currently taking part in the ADR process. Mediation was scheduled for and proceeded on December 13, 2013, but the parties reached an impasse. The mediator is continuing to work with the parties and is expected to issue a final recommendation shortly. On January 10, 2014, Lehman filed another motion to extend the stay for a final four month period. After a hearing, the court extended the stay to the later of (a) May 20, 2014 or (b) 30 days after the court enters a scheduling order governing the Distributed Action. The parties have been negotiating the proposed scheduling order for the conduct of the Distributed Action litigation, and Lehman filed a revised proposed scheduling order on March 24, 2014. We have until April 14, 2014 to file a response, and a hearing on the proposed scheduling order has been scheduled for May 14, 2014.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters

Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-177729

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund was developed primarily for use in connection with living benefits that are available in this contract or other contracts that Nationwide offers. The underlying mutual fund is designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. The fund uses a volatility overlay to minimize the costs and risks to Nationwide of supporting the living benefit guarantees. This could create a conflict of interest between the beneficial shareholders and Nationwide. In light of the fund's design, additional consideration should be given to whether investment in this fund is appropriate without election of a living benefit.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser's determination of reasonable risk.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management LLC
Investment Objective:	To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility.
Designation: VOL
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2)
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2)
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 2)
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Huntington VA Funds - Huntington VA International Equity Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets.
Huntington VA Funds - Huntington VA Situs Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.

Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Forty Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2013 (the maximum Variable Account charge of 1.95%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2013; therefore, no Condensed Financial Information is available:
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	24.705828	33.613007	36.05%	5,591
2012	21.097393	24.705828	17.10%	2,179
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.164498	11.246597	10.65%	4,337
2012*	10.000000	10.164498	1.64%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	15.385268	13.918761	-9.53%	39,654
2012	14.494173	15.385268	6.15%	19,202
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	16.309491	20.942467	28.41%	22,280
2012	14.196027	16.309491	14.89%	7,735
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.122148	12.064883	19.19%	922,425
2012*	10.000000	10.122148	1.22%	53,705
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.575527	15.353952	13.10%	54,095
2012	12.489067	13.575527	8.70%	9,954
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.246999	22.47%	3,429

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	24.723264	34.389346	39.10%	15,868
2012	21.609807	24.723264	14.41%	2,788
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	17.787890	23.158254	30.19%	114,694
2012	15.583821	17.787890	14.14%	3,463
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	18.357321	21.925191	19.44%	16,143
2012	16.861989	18.357321	8.87%	12,423
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.615311	15.234807	11.89%	104,072
2012	12.344227	13.615311	10.30%	52,836
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.768453	15.738060	14.31%	89,475
2012	12.318852	13.768453	11.77%	15,351
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.665277	16.400060	20.01%	4,894
2012	12.002448	13.665277	13.85%	4,022
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.721636	20.520501	22.72%	18,022
2012	16.151935	16.721636	3.53%	4,773
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	17.772487	22.456933	26.36%	48,191
2012	15.360050	17.772487	15.71%	26,413
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	17.560229	23.607433	34.44%	41,559
2012	15.528478	17.560229	13.08%	21,707
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	14.523213	14.059340	-3.19%	41,565
2012	13.912926	14.523213	4.39%	24,662
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	27.392178	36.789783	34.31%	22,145
2012	24.189033	27.392178	13.24%	5,656
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	13.098002	16.851463	28.66%	9,298
2012	11.001017	13.098002	19.06%	3,258

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.283833	12.582030	22.35%	11,476
2012	9.020633	10.283833	14.00%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	13.354649	15.041481	12.63%	28,572
2012	11.992969	13.354649	11.35%	2,890
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	25.291090	34.060063	34.67%	3,687
2012	21.612003	25.291090	17.02%	2,115
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.233283	11.487935	12.26%	1,151
2012*	10.000000	10.233283	2.33%	147
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.918609	-0.81%	1,234
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.167202	12.352384	21.49%	5,623
2012	9.019786	10.167202	12.72%	23
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.406784	17.482977	30.40%	3,469
2012	11.060501	13.406784	21.21%	2,660
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.968791	12.659081	26.99%	5,534
2012*	10.000000	9.968791	-0.31%	5,915
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.783255	17.048949	23.69%	81,572
2012	11.700313	13.783255	17.80%	10,030
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.826150	11.825257	9.23%	24,448
2012*	10.000000	10.826150	8.26%	2,487
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.078253	12.944900	28.44%	19,149
2012*	10.000000	10.078253	0.78%	13,960
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	22.261226	28.801846	29.38%	9,716
2012	18.182690	22.261226	22.43%	7,647
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.970499	13.343943	33.83%	6,090
2012*	10.000000	9.970499	-0.30%	485

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	31.335568	35.398964	12.97%	520
2012	28.009135	31.335568	11.88%	452
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.238380	14.292266	39.59%	16,391
2012*	10.000000	10.238380	2.38%	4,024
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	19.849130	26.605168	34.04%	23,932
2012	17.328416	19.849130	14.55%	6,068
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.972877	15.105813	26.17%	47,734
2012	10.447976	11.972877	14.60%	10,463
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.222431	13.076714	27.92%	17,630
2012	9.089118	10.222431	12.47%	14,365
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.654684	20.375888	30.16%	11,174
2012	13.838196	15.654684	13.13%	9,368
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.761815	14.333814	21.87%	1,514,393
2012	10.282856	11.761815	14.38%	509,635
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.945598	11.504300	-3.69%	1,691,637
2012	11.513086	11.945598	3.76%	476,037
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	12.291636	15.630348	27.16%	28,128
2012	10.185364	12.291636	20.68%	12,633
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.993629	14.085094	28.12%	47,790
2012	9.473308	10.993629	16.05%	10,689
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.524179	12.518558	31.44%	1,794,952
2012	8.230825	9.524179	15.71%	650,302
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	18.070541	24.168378	33.74%	12,645
2012	15.470175	18.070541	16.81%	4,461

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.896205	12.622173	41.88%	7,008
2012	7.703104	8.896205	15.49%	6,549
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	10.226827	14.006605	36.96%	8,014
2012	9.288702	10.226827	10.10%	7,627
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.812976	12.559301	27.99%	24,035
2012	8.546808	9.812976	14.81%	7,188
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.971118	12.434537	13.34%	1,066,159
2012	9.993661	10.971118	9.78%	572,622
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.532766	12.623676	19.85%	19,326
2012	9.376385	10.532766	12.33%	9,252
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.406770	11.831794	3.73%	163,331
2012	10.734806	11.406770	6.26%	61,375
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.836834	8.37%	175,590
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.975511	9.76%	658,439
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.762993	12.533509	16.45%	843,334
2012	9.689863	10.762993	11.07%	206,066
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.233532	12.571666	22.85%	50,547
2012	9.035018	10.233532	13.27%	23,133
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.169980	12.282434	9.96%	303,228
2012	10.268845	11.169980	8.78%	134,713
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.448172	12.043098	-3.25%	1,493
2012	11.716609	12.448172	6.24%	19,831
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.452380	13.025248	-3.18%	16,935
2012	12.704929	13.452380	5.88%	10,136

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	13.764967	13.054852	-5.16%	5,785
2012	13.512438	13.764967	1.87%	4,219
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.916447	9.199775	16.21%	1,699
2012	6.950462	7.916447	13.90%	1,304
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.990410	10.754329	19.62%	109,137
2012	7.694006	8.990410	16.85%	194
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	19.406489	24.410332	25.78%	27,599
2012	16.938944	19.406489	14.57%	4,339
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.520328	15.158944	12.12%	960,123
2012	12.504317	13.520328	8.13%	405,433
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.572666	17.213315	18.12%	10,631
2012	13.133714	14.572666	10.96%	7,220
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.808862	14.309590	3.63%	321,741
2012	13.282450	13.808862	3.96%	169,367
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.671417	6.71%	215,663
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.759988	7.60%	328,299
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	16.872314	19.451473	15.29%	487,222
2012	15.403616	16.872314	9.53%	72,130
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	18.481146	22.356717	20.97%	20,414
2012	16.435137	18.481146	12.45%	1,106
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	15.508419	16.938973	9.22%	288,904
2012	14.521734	15.508419	6.79%	119,947
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.658311	21.094704	34.72%	13,602
2012	13.376674	15.658311	17.06%	12,396

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	24.932794	32.791237	31.52%	28,525
2012	21.471749	24.932794	16.12%	2,034
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	10.377853	10.258510	-1.15%	74,918
2012	10.498914	10.377853	-1.15%	50,665
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	15.890146	15.530801	-2.26%	34,139
2012	14.321138	15.890146	10.96%	12,532
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.383592	11.230744	19.68%	4,210
2012	8.217612	9.383592	14.19%	3,109
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	10.106069	13.427775	32.87%	6,156
2012	8.803074	10.106069	14.80%	1,392
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.541471	12.735469	33.47%	11,365
2012	8.208690	9.541471	16.24%	1,972
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.427761	14.287313	37.01%	9,310
2012	9.201800	10.427761	13.32%	1,748
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.357084	15.231863	34.12%	9,305
2012	9.875328	11.357084	15.00%	6,795
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	16.309138	23.207171	42.30%	4,127
2012	14.589165	16.309138	11.79%	1,269
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	24.219631	33.523407	38.41%	994
2012	20.366624	24.219631	18.92%	290
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	22.579731	31.371196	38.94%	3,984
2012	19.824409	22.579731	13.90%	238
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	16.162472	20.895881	29.29%	598
2012	14.362170	16.162472	12.54%	595

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	11.093835	11.262367	1.52%	37,642
2012	9.710185	11.093835	14.25%	5,081
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.710717	17.11%	24,945
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.837845	10.724502	-1.05%	19,184
2012	10.591062	10.837845	2.33%	11,560
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.582420	25.82%	3,513
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.911205	16.514477	18.71%	19,747
2012	11.770571	13.911205	18.19%	10,897
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.152337	10.784873	6.23%	0
2012*	10.000000	10.152337	1.52%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.271153	11.740821	14.31%	0
2012*	10.000000	10.271153	2.71%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.288820	11.387543	10.68%	16,557
2012*	10.000000	10.288820	2.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	17.293862	22.469491	29.93%	18,123
2012	15.003542	17.293862	15.27%	8,784
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	24.226087	33.675868	39.01%	4,112
2012	20.828212	24.226087	16.31%	1,614
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.635249	10.524441	-1.04%	39,802
2012*	10.000000	10.635249	6.35%	2,717
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	13.115558	12.113330	-7.64%	1,224
2012	12.608799	13.115558	4.02%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.895761	11.731651	-1.38%	116,221
2012	11.380137	11.895761	4.53%	45,791

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.839073	10.477962	-3.33%	357,821
2012	10.014102	10.839073	8.24%	67,668
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.914208	22.189717	48.78%	20,996
2012	11.517684	14.914208	29.49%	5,633
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.649712	10.520797	9.03%	15,194
2012*	10.000000	9.649712	-3.50%	3,092
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.833485	24.998295	48.50%	7,757
2012	15.787144	16.833485	6.63%	750

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	22.800524	30.769933	34.95%	219
2012	19.629588	22.800524	16.15%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.109592	11.095351	9.75%	2,947
2012*	10.000000	10.109592	1.10%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.184631	12.728673	-10.26%	0
2012	13.472357	14.184631	5.29%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.324475	19.518511	27.37%	0
2012	13.447730	15.324475	13.96%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.108911	11.951624	18.23%	304
2012*	10.000000	10.108911	1.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.176970	14.782617	12.19%	733
2012	12.221543	13.176970	7.82%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.180737	21.81%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	22.816722	31.480821	37.97%	0
2012	20.106417	22.816722	13.48%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.416157	21.199542	29.14%	0
2012	14.499648	16.416157	13.22%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.941897	20.071000	18.47%	0
2012	15.689093	16.941897	7.99%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.793112	14.198993	10.99%	0
2012	11.693642	12.793112	9.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.936935	14.667963	13.38%	0
2012	11.669522	12.936935	10.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.839946	15.284923	19.04%	0
2012	11.369757	12.839946	12.93%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.711387	19.124767	21.73%	0
2012	15.300242	15.711387	2.69%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.401790	20.557336	25.34%	478
2012	14.291310	16.401790	14.77%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.205978	21.610653	33.35%	1,232
2012	14.448071	16.205978	12.17%	597
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.403317	12.870188	-3.98%	0
2012	12.945119	13.403317	3.54%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.279972	33.678383	33.22%	493
2012	22.506390	25.279972	12.32%	396
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.207635	15.578978	27.62%	1,592
2012	10.337011	12.207635	18.10%	1,688
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.901081	12.015766	21.36%	3,254
2012	8.755911	9.901081	13.08%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.650361	14.132974	11.72%	3,278
2012	11.453388	12.650361	10.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.340627	31.179122	33.58%	0
2012	20.108351	23.340627	16.07%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.178016	11.333471	11.35%	0
2012*	10.000000	10.178016	1.78%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.864869	-1.35%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.989832	12.038745	20.51%	335
2012	8.934918	9.989832	11.81%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.173078	17.039279	29.35%	0
2012	10.956550	13.173078	20.23%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.914927	12.488852	25.96%	0
2012*	10.000000	9.914927	-0.85%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.378593	16.414568	22.69%	4,184
2012	11.449652	13.378593	16.85%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.767691	11.666264	8.35%	0
2012*	10.000000	10.767691	7.68%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.023807	12.770848	27.41%	1,435
2012*	10.000000	10.023807	0.24%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.544547	26.365808	28.33%	0
2012	16.917674	20.544547	21.44%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.915766	13.163399	32.75%	0
2012*	10.000000	9.915766	-0.84%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	28.918947	32.404704	12.05%	0
2012	26.060546	28.918947	10.97%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.183068	14.100140	38.47%	0
2012*	10.000000	10.183068	1.83%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.318495	24.355034	32.95%	1,142
2012	16.122926	18.318495	13.62%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.716593	14.662964	25.15%	0
2012	10.307925	11.716593	13.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.084994	12.796551	26.89%	0
2012	9.040233	10.084994	11.56%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.195144	19.617821	29.11%	0
2012	13.541825	15.195144	12.21%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.141370	13.467867	20.88%	0
2012	9.820076	11.141370	13.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.315634	10.809399	-4.47%	0
2012	10.995134	11.315634	2.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.643199	14.686033	26.13%	0
2012	9.726901	11.643199	19.70%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.413584	13.234019	27.08%	2,101
2012	9.046835	10.413584	15.11%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.095307	11.858170	30.38%	0
2012	7.924459	9.095307	14.78%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.676857	22.124037	32.66%	570
2012	14.393787	16.676857	15.86%	594
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.564913	12.053878	40.74%	0
2012	7.476887	8.564913	14.55%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.846058	13.376068	35.85%	0
2012	9.016009	9.846058	9.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.447642	11.993938	26.95%	0
2012	8.295902	9.447642	13.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.562844	11.874946	12.42%	0
2012	9.700454	10.562844	8.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.140761	12.055552	18.88%	0
2012	9.101244	10.140761	11.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.982338	11.299369	2.89%	0
2012	10.419919	10.982338	5.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.778167	7.78%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.916085	9.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.362445	11.969453	15.51%	0
2012	9.405547	10.362445	10.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.852628	12.005828	21.85%	0
2012	8.769858	9.852628	12.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.754332	11.729710	9.07%	0
2012	9.967594	10.754332	7.89%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.985097	11.501237	-4.04%	0
2012	11.373008	11.985097	5.38%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.952001	12.439242	-3.96%	0
2012	12.332403	12.952001	5.02%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.703573	11.950681	-5.93%	0
2012	12.572529	12.703573	1.04%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.621717	8.785622	15.27%	0
2012	6.746396	7.621717	12.97%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.515928	10.104360	18.65%	0
2012	7.347534	8.515928	15.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.909927	22.345704	24.77%	0
2012	15.760488	17.909927	13.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.123412	14.594888	11.21%	0
2012	12.236480	13.123412	7.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.144874	16.572851	17.17%	0
2012	12.852412	14.144874	10.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.744055	13.099296	2.79%	0
2012	12.358508	12.744055	3.12%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.613630	6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.701720	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.571226	17.806277	14.35%	0
2012	14.332048	15.571226	8.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.056007	20.465842	19.99%	0
2012	15.291798	17.056007	11.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.312546	15.506288	8.34%	0
2012	13.511552	14.312546	5.93%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.198751	20.309979	33.63%	0
2012	13.090219	15.198751	16.11%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.010003	30.017686	30.45%	0
2012	19.977903	23.010003	15.18%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.574509	9.387808	-1.95%	0
2012	9.765449	9.574509	-1.96%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.664939	14.217275	-3.05%	813
2012	13.325004	14.664939	10.06%	687
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.034304	10.725252	18.72%	0
2012	7.976413	9.034304	13.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.729903	12.823434	31.79%	0
2012	8.544698	9.729903	13.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.186203	12.162131	32.40%	0
2012	7.967675	9.186203	15.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.039569	13.644232	35.90%	0
2012	8.931698	10.039569	12.40%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.934308	14.546263	33.03%	0
2012	9.585454	10.934308	14.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.051287	21.244174	41.15%	0
2012	13.574086	15.051287	10.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.351848	30.688022	37.30%	0
2012	18.949634	22.351848	17.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.838481	28.717928	37.81%	430
2012	18.445249	20.838481	12.97%	481
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.915989	19.128379	28.24%	0
2012	13.362918	14.915989	11.62%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.680542	10.755035	0.70%	1,062
2012	9.424859	10.680542	13.32%	951
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.647335	16.47%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.434583	10.241887	-1.85%	0
2012	10.280398	10.434583	1.50%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.514368	25.14%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.502774	15.899946	17.75%	0
2012	11.518399	13.502774	17.23%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.139064	10.683618	5.37%	0
2012*	10.000000	10.139064	1.39%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.257731	11.630621	13.38%	0
2012*	10.000000	10.257731	2.58%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.275369	11.280647	9.78%	0
2012*	10.000000	10.275369	2.75%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.960199	20.569009	28.88%	612
2012	13.959700	15.960199	14.33%	610
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.357865	30.827666	37.88%	0
2012	19.379189	22.357865	15.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.577812	10.382876	-1.84%	0
2012*	10.000000	10.577812	5.78%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.730338	11.662394	-8.39%	0
2012	12.338602	12.730338	3.17%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.546390	11.294935	-2.18%	1,581
2012	11.136275	11.546390	3.68%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.693354	10.253435	-4.11%	4,332
2012	9.960299	10.693354	7.36%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.595017	21.539315	47.58%	424
2012	11.363302	14.595017	28.44%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.597551	10.379231	8.14%	1,133
2012*	10.000000	9.597551	-4.02%	1,001
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.757536	23.211348	47.30%	0
2012	14.898983	15.757536	5.76%	0

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and

•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option
While the tax treatment for withdrawals for benefits such as 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently withdraws the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In US. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2013, that amount is $11,950.

Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.

Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Purchase Payment in the 2nd Contract Year:				$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$120,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$138,000
Subsequent Purchase Payment in the 5th Contract Year and after the Non-Lifetime Withdrawal:				$ 30,000
Contract Value on 6th Contract Anniversary**:				$140,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base on the 6th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,000
			$120,000
		=		$23,000
	The Current Income Benefit Base of $138,000 is reduced by $23,000 resulting in the proportionally reduced Current Income Benefit Base of $115,000.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 6th Contract Anniversary is $140,000.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$120,000
		=		$16,667
	The Original Income Benefit Base of $100,000 is reduced by $16,667 resulting in the Adjusted Roll-up Income Benefit Base of $83,333. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit Base with roll-up of $118,333.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment in the 2nd Contract Year	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment in the 2nd Contract Year
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$120,000
		=		$2,500

The subsequent purchase payment in the 2nd Contract Year of $15,000 is reduced by $2,500 resulting in the proportionally reduced subsequent purchase payment of $12,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $16,438.
PLUS
3.c)	Subsequent purchase payment after Non-Lifetime Withdrawal of $30,000 increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $33,150.
The Adjusted Roll-up Income Benefit Base with roll-up PLUS the subsequent purchase payment in the 2nd Contract Year with roll-up PLUS the subsequent purchase payment after the Non-Lifetime Withdrawal with roll-up would equal $167,921.
Since the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with roll-up are the greatest, the Contract Owner's Current Income Benefit Base on the 6th Contract Anniversary would be $167,921.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Payment on the 1st Contract Anniversary:				$ 15,000
Subsequent Payment on the 11th Contract Anniversary:				$ 30,000
Non-Lifetime Withdrawal Amount taken during the 11th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$177,698
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$224,450
Contract Value on 12th Contract Anniversary**:				$195,078
If a $20,000 Non-Lifetime Withdrawal is taken during the 11th Contract Year, the Current Income Benefit Base on the 12th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$224,450
			$177,698
		=		$25,262
	The Current Income Benefit Base of $224,450 is reduced by $25,262 resulting in the proportionally reduced Current Income Benefit Base of $199,188.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 12th Contract Anniversary is $195,078.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$177,698
		=		$11,255
	The Original Income Benefit Base of $100,000 is reduced by $11,255 resulting in the Adjusted Roll-up Income Benefit Base of $88,745. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit base with roll-up of $150,866.

PLUS
3.b)	Proportional Reduction to the Subsequent Purchase Payment on the 1st Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 1st Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$177,698
		=		$1,688
	The subsequent purchase payment on the 1st Contract Anniversary of $15,000 is reduced by $1,688 resulting in $13,312. This is increased by 7% simple interest roll-up each year from the date of the subsequent purchase payment to the 10th Contract Anniversary resulting in $21,699.
PLUS
3.c)	Proportional Reduction to Subsequent Purchase Payment on the 11th Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 11th Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$30,000
			$177,698
		=		$3,377
	The subsequent purchase payment on the 11th Contract Anniversary of $30,000 is reduced by $3,377 resulting in $26,623 (Note: there is no roll-up here since it is after the 10th Contract Anniversary).
	The Adjusted Roll-up Income Benefit Base with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 1st Contract Anniversary with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 11th Contract Anniversary with no roll-up equals $199,188.
Since the proportional reduction to the Current Income Benefit Base and the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with and without roll-up are equal and the greatest, the Contract Owner's Current Income Benefit Base on the 12th Contract Anniversary would be $199,188.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Appendix E: Nationwide Lifetime Income Capture Option
Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken on or before the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Subsequent Purchase Payment in the 2nd Option Year:	$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$137,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$138,000
Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:	$123,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal (Current Income Benefit Base on the 4th Option Anniversary)**:	$138,250
Subsequent Purchase Payment halfway into the 5th Option Year and after the Non-Lifetime Withdrawal:	$ 2,000
Contract Value on 5th Option Anniversary**:	$122,000
Roll-up Interest Rate on the 5th Option Anniversary***:	5%
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Option Year, the Current Income Benefit Base on the 5th Option Anniversary will equal the greatest of:
1)	Contract Value on the Option Anniversary: here, the Contract Value on the Option Anniversary after the Non-Lifetime Withdrawal, the 5th Option Anniversary, is $122,000.
2)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 5th Option Anniversary, which is the greater of:
2.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non-Lifetime Withdrawal
Contract Value (on date of Non-Lifetime Withdrawal)
=	$20,000	X	$138,000
$137,000
=	$20,146
The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $138,000 is reduced by $20,146 resulting in $117,854.
OR
2.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $123,000.
Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $123,000.
3)	Roll-up Value: equal to the sum of the following calculations:

3.a)	Adjusted Current Income Benefit Base:
	Proportional Reduction to Current Income Benefit Base on 4th Option Anniversary	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base on the 4th Option Anniversary
Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,250
$137,000
		=		$20,182
The Current Income Benefit Base on the 4th Option Anniversary of $138,250 is reduced by $20,182 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $118,068.
PLUS
3.b)	Roll-up : the Roll-up Interest Rate on the 5th Option Anniversary multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for the Non-Lifetime Withdrawal) plus any subsequent purchase payments applied on or before the 4th Option Anniversary proportionally reduced for the Non-Lifetime Withdrawal:
		=	5% X [($100,000 – (($20,000/$137,000) X $100,000)) + ($15,000 – (($20,000/$137,000) X $15,000))]
		=	5% X [($100,000 – $14,599) + ($15,000 – $2,190)]
		=	5% X [$85,401 + $12,810]
		=	5% X $98,211
		=	$4,911
PLUS
3.c)	Subsequent Purchase Payments with Prorated Roll-up: The subsequent purchase payment in the 5th Option Year and after the Non-Lifetime Withdrawal of $2,000 plus a 5% roll-up prorated from the date of the subsequent purchase payment to the 5th Option Anniversary resulting in $2,050.
Here, the Roll-up Value (the sum of 3.a, $118,068, 3.b, $4,911, and 3.c, $2,050) on the 5th Option Anniversary would be $125,029.
Since the Roll-up Value of $125,029 is greater than the Contract Value on the Option Anniversary and the Monthly Option Anniversary Contract Value, the Contract Owner's Current Income Benefit Base on the 5th Option Anniversary would be $125,029.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
***	Roll-up Interest Rate is hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Current Income Benefit Base on the 15th Option Anniversary:	$220,115
Subsequent Purchase Payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal:	$ 50,000
Non-Lifetime Withdrawal Amount taken during the 16th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$270,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$267,050
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:	$270,115
Contract Value on 16th Option Anniversary**:	$257,100
Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:	$260,000

If a $20,000 Non-Lifetime Withdrawal is taken during the 16th Option Year, the Current Income Benefit Base on the 16th Option Anniversary will equal the greatest of:
1)	Adjusted Current Income Benefit Base:
	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$270,115
			$270,000
		=		$20,009
	The Current Income Benefit Base of $270,115 immediately before the Non-Lifetime Withdrawal (the Current Income Benefit Base on the 15th Option Anniversary of $220,115 plus the subsequent purchase payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal of $50,000) is reduced by $20,009 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $250,106.
2)	Contract Value on the Option Anniversary: Here, the Contract Value on the current Option Anniversary, the 16th Option Anniversary, is $257,100.
3)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 16th Option Anniversary, which is the greater of:
3.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non- Lifetime WIthdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$267,050
			$270,000
		=		$19,781
	The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $267,050 is reduced by $19,781 resulting in $247,269.
OR
3.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $260,000.
	Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $260,000.
Since the Monthly Option Anniversary Contract Value of $260,000 is greater than the Adjusted Current Income Benefit Base and the Contract Value on the Option Anniversary, the Contract Owner's Current Income Benefit Base on the 16th Option Anniversary would be $260,000.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Nationwide DestinationSM All American Gold 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2014
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2014. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $183.1 billion as of December 31, 2013.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
2

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2013. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2013; therefore, no Condensed Financial Information is available:
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	24.705828	33.613007	36.05%	5,591
2012	21.097393	24.705828	17.10%	2,179
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.164498	11.246597	10.65%	4,337
2012*	10.000000	10.164498	1.64%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	15.385268	13.918761	-9.53%	39,654
2012	14.494173	15.385268	6.15%	19,202
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	16.309491	20.942467	28.41%	22,280
2012	14.196027	16.309491	14.89%	7,735
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.122148	12.064883	19.19%	922,425
2012*	10.000000	10.122148	1.22%	53,705
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.575527	15.353952	13.10%	54,095
2012	12.489067	13.575527	8.70%	9,954
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.246999	22.47%	3,429
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	24.723264	34.389346	39.10%	15,868
2012	21.609807	24.723264	14.41%	2,788
4

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	17.787890	23.158254	30.19%	114,694
2012	15.583821	17.787890	14.14%	3,463
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	18.357321	21.925191	19.44%	16,143
2012	16.861989	18.357321	8.87%	12,423
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.615311	15.234807	11.89%	104,072
2012	12.344227	13.615311	10.30%	52,836
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.768453	15.738060	14.31%	89,475
2012	12.318852	13.768453	11.77%	15,351
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.665277	16.400060	20.01%	4,894
2012	12.002448	13.665277	13.85%	4,022
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.721636	20.520501	22.72%	18,022
2012	16.151935	16.721636	3.53%	4,773
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	17.772487	22.456933	26.36%	48,191
2012	15.360050	17.772487	15.71%	26,413
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	17.560229	23.607433	34.44%	41,559
2012	15.528478	17.560229	13.08%	21,707
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	14.523213	14.059340	-3.19%	41,565
2012	13.912926	14.523213	4.39%	24,662
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	27.392178	36.789783	34.31%	22,145
2012	24.189033	27.392178	13.24%	5,656
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	13.098002	16.851463	28.66%	9,298
2012	11.001017	13.098002	19.06%	3,258
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.283833	12.582030	22.35%	11,476
2012	9.020633	10.283833	14.00%	0
5

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	13.354649	15.041481	12.63%	28,572
2012	11.992969	13.354649	11.35%	2,890
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	25.291090	34.060063	34.67%	3,687
2012	21.612003	25.291090	17.02%	2,115
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.233283	11.487935	12.26%	1,151
2012*	10.000000	10.233283	2.33%	147
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.918609	-0.81%	1,234
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.167202	12.352384	21.49%	5,623
2012	9.019786	10.167202	12.72%	23
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.406784	17.482977	30.40%	3,469
2012	11.060501	13.406784	21.21%	2,660
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.968791	12.659081	26.99%	5,534
2012*	10.000000	9.968791	-0.31%	5,915
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.783255	17.048949	23.69%	81,572
2012	11.700313	13.783255	17.80%	10,030
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.826150	11.825257	9.23%	24,448
2012*	10.000000	10.826150	8.26%	2,487
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.078253	12.944900	28.44%	19,149
2012*	10.000000	10.078253	0.78%	13,960
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	22.261226	28.801846	29.38%	9,716
2012	18.182690	22.261226	22.43%	7,647
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.970499	13.343943	33.83%	6,090
2012*	10.000000	9.970499	-0.30%	485
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	31.335568	35.398964	12.97%	520
2012	28.009135	31.335568	11.88%	452
6

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.238380	14.292266	39.59%	16,391
2012*	10.000000	10.238380	2.38%	4,024
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	19.849130	26.605168	34.04%	23,932
2012	17.328416	19.849130	14.55%	6,068
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.972877	15.105813	26.17%	47,734
2012	10.447976	11.972877	14.60%	10,463
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.222431	13.076714	27.92%	17,630
2012	9.089118	10.222431	12.47%	14,365
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.654684	20.375888	30.16%	11,174
2012	13.838196	15.654684	13.13%	9,368
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.761815	14.333814	21.87%	1,514,393
2012	10.282856	11.761815	14.38%	509,635
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.945598	11.504300	-3.69%	1,691,637
2012	11.513086	11.945598	3.76%	476,037
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	12.291636	15.630348	27.16%	28,128
2012	10.185364	12.291636	20.68%	12,633
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.993629	14.085094	28.12%	47,790
2012	9.473308	10.993629	16.05%	10,689
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.524179	12.518558	31.44%	1,794,952
2012	8.230825	9.524179	15.71%	650,302
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	18.070541	24.168378	33.74%	12,645
2012	15.470175	18.070541	16.81%	4,461
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.896205	12.622173	41.88%	7,008
2012	7.703104	8.896205	15.49%	6,549
7

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	10.226827	14.006605	36.96%	8,014
2012	9.288702	10.226827	10.10%	7,627
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.812976	12.559301	27.99%	24,035
2012	8.546808	9.812976	14.81%	7,188
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.971118	12.434537	13.34%	1,066,159
2012	9.993661	10.971118	9.78%	572,622
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.532766	12.623676	19.85%	19,326
2012	9.376385	10.532766	12.33%	9,252
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.406770	11.831794	3.73%	163,331
2012	10.734806	11.406770	6.26%	61,375
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.836834	8.37%	175,590
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.975511	9.76%	658,439
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.762993	12.533509	16.45%	843,334
2012	9.689863	10.762993	11.07%	206,066
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.233532	12.571666	22.85%	50,547
2012	9.035018	10.233532	13.27%	23,133
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.169980	12.282434	9.96%	303,228
2012	10.268845	11.169980	8.78%	134,713
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.448172	12.043098	-3.25%	1,493
2012	11.716609	12.448172	6.24%	19,831
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.452380	13.025248	-3.18%	16,935
2012	12.704929	13.452380	5.88%	10,136
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	13.764967	13.054852	-5.16%	5,785
2012	13.512438	13.764967	1.87%	4,219
8

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.916447	9.199775	16.21%	1,699
2012	6.950462	7.916447	13.90%	1,304
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.990410	10.754329	19.62%	109,137
2012	7.694006	8.990410	16.85%	194
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	19.406489	24.410332	25.78%	27,599
2012	16.938944	19.406489	14.57%	4,339
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.520328	15.158944	12.12%	960,123
2012	12.504317	13.520328	8.13%	405,433
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.572666	17.213315	18.12%	10,631
2012	13.133714	14.572666	10.96%	7,220
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.808862	14.309590	3.63%	321,741
2012	13.282450	13.808862	3.96%	169,367
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.671417	6.71%	215,663
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.759988	7.60%	328,299
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	16.872314	19.451473	15.29%	487,222
2012	15.403616	16.872314	9.53%	72,130
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	18.481146	22.356717	20.97%	20,414
2012	16.435137	18.481146	12.45%	1,106
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	15.508419	16.938973	9.22%	288,904
2012	14.521734	15.508419	6.79%	119,947
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.658311	21.094704	34.72%	13,602
2012	13.376674	15.658311	17.06%	12,396
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	24.932794	32.791237	31.52%	28,525
2012	21.471749	24.932794	16.12%	2,034
9

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	10.377853	10.258510	-1.15%	74,918
2012	10.498914	10.377853	-1.15%	50,665
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	15.890146	15.530801	-2.26%	34,139
2012	14.321138	15.890146	10.96%	12,532
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.383592	11.230744	19.68%	4,210
2012	8.217612	9.383592	14.19%	3,109
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	10.106069	13.427775	32.87%	6,156
2012	8.803074	10.106069	14.80%	1,392
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.541471	12.735469	33.47%	11,365
2012	8.208690	9.541471	16.24%	1,972
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.427761	14.287313	37.01%	9,310
2012	9.201800	10.427761	13.32%	1,748
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.357084	15.231863	34.12%	9,305
2012	9.875328	11.357084	15.00%	6,795
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	16.309138	23.207171	42.30%	4,127
2012	14.589165	16.309138	11.79%	1,269
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	24.219631	33.523407	38.41%	994
2012	20.366624	24.219631	18.92%	290
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	22.579731	31.371196	38.94%	3,984
2012	19.824409	22.579731	13.90%	238
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	16.162472	20.895881	29.29%	598
2012	14.362170	16.162472	12.54%	595
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	11.093835	11.262367	1.52%	37,642
2012	9.710185	11.093835	14.25%	5,081
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.710717	17.11%	24,945
10

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.837845	10.724502	-1.05%	19,184
2012	10.591062	10.837845	2.33%	11,560
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.582420	25.82%	3,513
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.911205	16.514477	18.71%	19,747
2012	11.770571	13.911205	18.19%	10,897
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.152337	10.784873	6.23%	0
2012*	10.000000	10.152337	1.52%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.271153	11.740821	14.31%	0
2012*	10.000000	10.271153	2.71%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.288820	11.387543	10.68%	16,557
2012*	10.000000	10.288820	2.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	17.293862	22.469491	29.93%	18,123
2012	15.003542	17.293862	15.27%	8,784
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	24.226087	33.675868	39.01%	4,112
2012	20.828212	24.226087	16.31%	1,614
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.635249	10.524441	-1.04%	39,802
2012*	10.000000	10.635249	6.35%	2,717
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	13.115558	12.113330	-7.64%	1,224
2012	12.608799	13.115558	4.02%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.895761	11.731651	-1.38%	116,221
2012	11.380137	11.895761	4.53%	45,791
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.839073	10.477962	-3.33%	357,821
2012	10.014102	10.839073	8.24%	67,668
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.914208	22.189717	48.78%	20,996
2012	11.517684	14.914208	29.49%	5,633
11

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.649712	10.520797	9.03%	15,194
2012*	10.000000	9.649712	-3.50%	3,092
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.833485	24.998295	48.50%	7,757
2012	15.787144	16.833485	6.63%	750
12

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	24.216588	32.880765	35.78%	14,676
2012	20.721634	24.216588	16.87%	709
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.150789	11.208713	10.42%	8,702
2012*	10.000000	10.150789	1.51%	2,797
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	15.076827	13.612111	-9.72%	34,077
2012	14.232459	15.076827	5.93%	12,352
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	16.058213	20.578136	28.15%	15,794
2012	14.005712	16.058213	14.65%	3,733
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.118850	12.036554	18.95%	226,860
2012*	10.000000	10.118850	1.19%	8,929
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.475079	15.209523	12.87%	52,075
2012	12.421855	13.475079	8.48%	14,010
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.230454	22.30%	10,215
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	24.233727	33.640283	38.82%	2,224
2012	21.224949	24.233727	14.18%	3,179
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	17.435668	22.653800	29.93%	5,114
2012	15.306274	17.435668	13.91%	10,590
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.993863	21.447636	19.19%	23,592
2012	16.561713	17.993863	8.65%	8,808
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.405569	14.969777	11.67%	12,675
2012	12.178768	13.405569	10.07%	6,609
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.556345	15.464277	14.07%	43,171
2012	12.153713	13.556345	11.54%	3,332
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.454729	16.114724	19.77%	23,710
2012	11.841534	13.454729	13.62%	10,021
13

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.463930	20.163384	22.47%	28,576
2012	15.935324	16.463930	3.32%	2,754
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	17.420485	21.967638	26.10%	29,184
2012	15.086420	17.420485	15.47%	6,209
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	17.212475	23.093139	34.17%	38,320
2012	15.251883	17.212475	12.85%	3,580
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	14.235606	13.753043	-3.39%	41,192
2012	13.665135	14.235606	4.17%	5,197
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	26.849753	35.988361	34.04%	5,781
2012	23.758224	26.849753	13.01%	1,783
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.870193	16.524903	28.40%	9,954
2012	10.831638	12.870193	18.82%	1,584
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.187087	12.438455	22.10%	11,813
2012	8.953922	10.187087	13.77%	2,684
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	13.175492	14.809675	12.40%	56,330
2012	11.856123	13.175492	11.13%	2,160
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	24.790246	33.318067	34.40%	150
2012	21.227051	24.790246	16.79%	172
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.219489	11.449263	12.03%	0
2012*	10.000000	10.219489	2.19%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.905190	-0.95%	3,040
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.122692	12.273453	21.25%	765
2012	8.998555	10.122692	12.49%	200
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.348145	17.371316	30.14%	0
2012	11.034498	13.348145	20.97%	0
14

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.955345	12.616435	26.73%	3,041
2012*	10.000000	9.955345	-0.45%	457
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.681267	16.888577	23.44%	76,637
2012	11.637337	13.681267	17.56%	8,581
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.811552	11.785431	9.01%	23,228
2012*	10.000000	10.811552	8.12%	3,488
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.064650	12.901284	28.18%	42,518
2012*	10.000000	10.064650	0.65%	12,679
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	21.820421	28.174446	29.12%	5,128
2012	17.858839	21.820421	22.18%	5,013
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.956837	13.298723	33.56%	18,483
2012*	10.000000	9.956837	-0.43%	2,817
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	30.714992	34.627751	12.74%	691
2012	27.510257	30.714992	11.65%	136
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.224572	14.244140	39.31%	20,746
2012*	10.000000	10.224572	2.25%	4,888
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	19.456003	26.025521	33.77%	19,768
2012	17.019718	19.456003	14.31%	4,282
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.908476	14.994200	25.91%	33,117
2012	10.412896	11.908476	14.36%	6,301
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.188010	13.006330	27.66%	15,296
2012	9.076913	10.188010	12.24%	2,768
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.538866	20.184237	29.90%	7,675
2012	13.763734	15.538866	12.90%	876
15

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.604010	14.112912	21.62%	300,286
2012	10.165503	11.604010	14.15%	103,984
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.785385	11.327043	-3.89%	159,253
2012	11.381759	11.785385	3.55%	49,588
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	12.126730	15.389466	26.91%	59,168
2012	10.069132	12.126730	20.43%	16,189
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.846099	13.867974	27.86%	65,735
2012	9.365156	10.846099	15.81%	27,420
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.415433	12.350590	31.17%	167,118
2012	8.153379	9.415433	15.48%	51,897
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.712598	23.641763	33.47%	12,825
2012	15.194556	17.712598	16.57%	614
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.812490	12.478109	41.60%	11,806
2012	7.646121	8.812490	15.25%	510
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	10.130566	13.846726	36.68%	2,776
2012	9.219979	10.130566	9.88%	3,258
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.720625	12.415957	27.73%	0
2012	8.483576	9.720625	14.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.867888	12.292622	13.11%	347,412
2012	9.919751	10.867888	9.56%	129,681
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.433676	12.479625	19.61%	33,354
2012	9.307046	10.433676	12.11%	19,880
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.299466	11.696785	3.52%	70,833
2012	10.655439	11.299466	6.04%	28,429
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.822186	8.22%	48,310
16

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.960668	9.61%	166,144
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.661747	12.390488	16.21%	212,989
2012	9.618214	10.661747	10.85%	16,800
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.137244	12.428198	22.60%	2,413
2012	8.968194	10.137244	13.04%	1,230
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.064882	12.142261	9.74%	49,261
2012	10.192902	11.064882	8.55%	33,473
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.331110	11.905707	-3.45%	2,808
2012	11.630010	12.331110	6.03%	2,872
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.325910	12.876674	-3.37%	12,104
2012	12.611065	13.325910	5.67%	938
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	13.492384	12.770434	-5.35%	4,676
2012	13.271782	13.492384	1.66%	4,161
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.841921	9.094737	15.98%	1,212
2012	6.899010	7.841921	13.67%	533
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.869766	10.588556	19.38%	15,926
2012	7.606187	8.869766	16.61%	4,698
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	19.022168	23.878538	25.53%	1,948
2012	16.637218	19.022168	14.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.420290	15.016353	11.89%	128,563
2012	12.437013	13.420290	7.91%	48,003
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.464860	17.051415	17.88%	11,786
2012	13.063036	14.464860	10.73%	12,108
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.535441	13.997881	3.42%	28,367
2012	13.045914	13.535441	3.75%	6,763
17

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.656981	6.57%	10,047
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.745433	7.45%	19,696
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	16.538178	19.027708	15.05%	120,773
2012	15.129256	16.538178	9.31%	13,082
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	18.115146	21.869660	20.73%	83,490
2012	16.142395	18.115146	12.22%	1,749
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	15.201313	16.569944	9.00%	97,712
2012	14.263081	15.201313	6.58%	53,962
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.542499	20.896330	34.45%	55
2012	13.304699	15.542499	16.82%	35
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	24.439049	32.076894	31.25%	7,714
2012	21.089310	24.439049	15.88%	3,153
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	10.171524	10.034210	-1.35%	11,069
2012	10.311101	10.171524	-1.35%	5,311
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	15.575561	15.192521	-2.46%	12,822
2012	14.066138	15.575561	10.73%	5,087
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.295303	11.102585	19.44%	2,819
2012	8.156839	9.295303	13.96%	3,908
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	10.010976	13.274541	32.60%	3,380
2012	8.737966	10.010976	14.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.451663	12.590098	33.21%	15,330
2012	8.147953	9.451663	16.00%	2,694
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.329616	14.124232	36.74%	12,083
2012	9.133713	10.329616	13.09%	0
18

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.250215	15.058030	33.85%	8,112
2012	9.802270	11.250215	14.77%	2,279
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.986134	22.701579	42.01%	4,591
2012	14.329288	15.986134	11.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	23.739961	32.793069	38.13%	4,417
2012	20.003825	23.739961	18.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	22.132590	30.687821	38.65%	0
2012	19.471320	22.132590	13.67%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.842417	20.440667	29.02%	1,925
2012	14.106368	15.842417	12.31%	1,926
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.989318	11.133697	1.31%	85,333
2012	9.638248	10.989318	14.02%	15,683
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.694886	16.95%	29,631
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.735896	10.602135	-1.25%	3,929
2012	10.512764	10.735896	2.12%	1,506
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.565419	25.65%	2,317
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.808265	16.359131	18.47%	6,360
2012	11.707206	13.808265	17.95%	1,184
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.149033	10.759555	6.02%	1,127
2012*	10.000000	10.149033	1.49%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.267804	11.713255	14.08%	0
2012*	10.000000	10.267804	2.68%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.285465	11.360815	10.46%	4,262
2012*	10.000000	10.285465	2.85%	0
19

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.951357	21.979951	29.66%	2,665
2012	14.736275	16.951357	15.03%	534
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	23.746363	32.942301	38.73%	5,728
2012	20.457250	23.746363	16.08%	420
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.620910	10.488976	-1.24%	25,352
2012*	10.000000	10.620910	6.21%	5,098
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	13.018453	11.999326	-7.83%	3,143
2012	12.540903	13.018453	3.81%	1,865
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.807707	11.621253	-1.58%	91,070
2012	11.318862	11.807707	4.32%	23,061
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.802571	10.421545	-3.53%	118,932
2012	10.000665	10.802571	8.02%	48,600
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.833985	22.025783	48.48%	27,975
2012	11.478993	14.833985	29.23%	5,692
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.636684	10.485340	8.81%	25,174
2012*	10.000000	9.636684	-3.63%	10,664
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.558629	24.540435	48.20%	4,583
2012	15.560948	16.558629	6.41%	2,081
20

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.855345	32.341074	35.57%	841
2012	20.443677	23.855345	16.69%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.140494	11.180324	10.25%	0
2012*	10.000000	10.140494	1.40%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.849176	13.386176	-9.85%	0
2012	14.038950	14.849176	5.77%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.871948	20.308520	27.95%	1,167
2012	13.864384	15.871948	14.48%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.116372	12.015318	18.77%	23,031
2012*	10.000000	10.116372	1.16%	23,025
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.400106	15.101908	12.70%	36,518
2012	12.371587	13.400106	8.31%	22,199
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.218031	22.18%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.872229	33.088129	38.61%	0
2012	20.940231	23.872229	14.00%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	17.175596	22.281987	29.73%	0
2012	15.100981	17.175596	13.74%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.725526	21.095682	19.01%	56
2012	16.339629	17.725526	8.48%	58
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.250120	14.773700	11.50%	0
2012	12.055916	13.250120	9.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.399134	15.261712	13.90%	11,362
2012	12.031099	13.399134	11.37%	6,550
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.298675	15.903619	19.59%	34,339
2012	11.722046	13.298675	13.45%	14,751
21

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.272913	19.899161	22.28%	1,921
2012	15.774479	16.272913	3.16%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	17.160639	21.607082	25.91%	4,713
2012	14.884062	17.160639	15.30%	746
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.955741	22.714143	33.96%	1,004
2012	15.047317	16.955741	12.68%	519
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	14.023325	13.527342	-3.54%	0
2012	13.481898	14.023325	4.02%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	26.449304	35.397752	33.83%	265
2012	23.439599	26.449304	12.84%	306
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.701650	16.283737	28.20%	0
2012	10.706096	12.701650	18.64%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.114985	12.331646	21.91%	0
2012	8.904117	10.114985	13.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	13.042512	14.637928	12.23%	1,919
2012	11.754372	13.042512	10.96%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	24.420447	32.771185	34.20%	0
2012	20.942325	24.420447	16.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.209122	11.420270	11.86%	0
2012*	10.000000	10.209122	2.09%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.895117	-1.05%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.089386	12.214470	21.06%	0
2012	8.982637	10.089386	12.32%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.304255	17.287894	29.94%	5,641
2012	11.014999	13.304255	20.78%	0
22

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.945246	12.584499	26.54%	977
2012*	10.000000	9.945246	-0.55%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.605136	16.769076	23.26%	1,868
2012	11.590239	13.605136	17.38%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.800595	11.755603	8.84%	4,640
2012*	10.000000	10.800595	8.01%	143
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.054450	12.868630	27.99%	23
2012*	10.000000	10.054450	0.54%	26
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	21.494993	27.712084	28.92%	141
2012	17.619325	21.494993	22.00%	25
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.946570	13.264828	33.36%	0
2012*	10.000000	9.946570	-0.53%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	30.256865	34.059408	12.57%	101
2012	27.141314	30.256865	11.48%	9
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.214213	14.208095	39.10%	6,183
2012*	10.000000	10.214213	2.14%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	19.165838	25.598429	33.56%	645
2012	16.791481	19.165838	14.14%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.860324	14.910887	25.72%	531
2012	10.386610	11.860324	14.19%	22
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.162203	12.953675	27.47%	0
2012	9.067741	10.162203	12.07%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.452427	20.041485	29.70%	969
2012	13.708059	15.452427	12.73%	0
23

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.486841	13.949176	21.44%	28,019
2012	10.078216	11.486841	13.98%	20,924
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.666419	11.195652	-4.04%	24,077
2012	11.284076	11.666419	3.39%	20,200
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	12.004302	15.210958	26.71%	253
2012	9.982671	12.004302	20.25%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.736608	13.707124	27.67%	0
2012	9.284769	10.736608	15.64%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.334537	12.225884	30.97%	24,898
2012	8.095662	9.334537	15.30%	26,595
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.448408	23.253744	33.27%	657
2012	14.990766	17.448408	16.39%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.750033	12.370862	41.38%	1,669
2012	7.603512	8.750033	15.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	10.058850	13.727804	36.47%	1,470
2012	9.168679	10.058850	9.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.651801	12.309310	27.53%	0
2012	8.436374	9.651801	14.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.790994	12.187106	12.94%	19,801
2012	9.864594	10.790994	9.39%	8,196
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.359815	12.372459	19.43%	34,734
2012	9.255266	10.359815	11.93%	21,845
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.219522	11.596375	3.36%	0
2012	10.596201	11.219522	5.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.811191	8.11%	0
24

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.949532	9.50%	15,781
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.586292	12.284112	16.04%	29,942
2012	9.564729	10.586292	10.68%	22,509
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.065473	12.321460	22.41%	0
2012	8.918301	10.065473	12.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.986603	12.038041	9.57%	0
2012	10.136240	10.986603	8.39%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.243899	11.803521	-3.60%	0
2012	11.565384	12.243899	5.87%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.231603	12.766100	-3.52%	0
2012	12.540931	13.231603	5.51%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	13.291183	12.560856	-5.49%	0
2012	13.093826	13.291183	1.51%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.786405	9.016627	15.80%	862
2012	6.860618	7.786405	13.49%	416
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.780151	10.465650	19.20%	0
2012	7.540827	8.780151	16.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.738447	23.486640	25.34%	0
2012	16.414092	18.738447	14.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.345609	14.910100	11.72%	3,750
2012	12.386680	13.345609	7.74%	3,287
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.384375	16.930775	17.70%	22,263
2012	13.010184	14.384375	10.56%	12,893
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.333587	13.768156	3.26%	0
2012	12.870975	13.333587	3.59%	0
25

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.646159	6.46%	7,357
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.734514	7.35%	1,243
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	16.291577	18.715490	14.88%	1,332
2012	14.926410	16.291577	9.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.845023	21.510824	20.54%	37,040
2012	15.925956	17.845023	12.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.974615	16.298023	8.84%	0
2012	14.071828	14.974615	6.42%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.456042	20.748524	34.24%	0
2012	13.250874	15.456042	16.64%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	24.074509	31.550414	31.05%	628
2012	20.806439	24.074509	15.71%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	10.019216	9.868932	-1.50%	697
2012	10.172213	10.019216	-1.50%	640
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	15.343265	14.943173	-2.61%	3,656
2012	13.877508	15.343265	10.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.229482	11.007230	19.26%	0
2012	8.111439	9.229482	13.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.940116	13.160554	32.40%	0
2012	8.689350	9.940116	14.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.384732	12.481965	33.00%	0
2012	8.102602	9.384732	15.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.256516	14.002987	36.53%	0
2012	9.082922	10.256516	12.92%	0
26

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.170595	14.928741	33.64%	1,322
2012	9.747754	11.170595	14.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.747665	22.328965	41.79%	0
2012	14.137076	15.747665	11.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	23.385855	32.254860	37.92%	87
2012	19.735508	23.385855	18.50%	105
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.802509	30.184230	38.44%	0
2012	19.210199	21.802509	13.49%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.606084	20.105154	28.83%	0
2012	13.917143	15.606084	12.14%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.911512	11.038053	1.16%	6,306
2012	9.584620	10.911512	13.84%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.683009	16.83%	1,084
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.659964	10.511125	-1.40%	0
2012	10.454338	10.659964	1.97%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.552670	25.53%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.731408	16.243345	18.29%	334
2012	11.659822	13.731408	17.77%	360
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.146540	10.740556	5.85%	0
2012*	10.000000	10.146540	1.47%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.265293	11.692584	13.90%	0
2012*	10.000000	10.265293	2.65%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.282947	11.340761	10.29%	0
2012*	10.000000	10.282947	2.83%	0
27

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.698524	21.619216	29.47%	14
2012	14.538622	16.698524	14.86%	16
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	23.392100	32.401575	38.52%	869
2012	20.182810	23.392100	15.90%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.610149	10.462421	-1.39%	2,120
2012*	10.000000	10.610149	6.10%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.945992	11.914392	-7.97%	0
2012	12.490136	12.945992	3.65%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.741977	11.538994	-1.73%	948
2012	11.273050	11.741977	4.16%	862
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.775226	10.379361	-3.67%	3,304
2012	9.990587	10.775226	7.85%	2,279
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.774016	21.903420	48.26%	5,197
2012	11.450026	14.774016	29.03%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.626904	10.458766	8.64%	144
2012*	10.000000	9.626904	-3.73%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.355079	24.201975	47.98%	786
2012	15.393121	16.355079	6.25%	0
28

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.617220	31.985756	35.43%	7,780
2012	20.260226	23.617220	16.57%	524
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.133644	11.161427	10.14%	5,076
2012*	10.000000	10.133644	1.34%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.699118	13.237451	-9.94%	28,158
2012	13.911245	14.699118	5.66%	6,220
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.748872	20.130619	27.82%	13,154
2012	13.770885	15.748872	14.36%	1,274
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.114716	12.001161	18.65%	308,996
2012*	10.000000	10.114716	1.15%	40,445
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.350274	15.030474	12.59%	99,305
2012	12.338136	13.350274	8.20%	8,139
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.209756	22.10%	4,657
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.633971	32.724659	38.46%	2,616
2012	20.752350	23.633971	13.89%	836
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	17.004166	22.037215	29.60%	6,118
2012	14.965480	17.004166	13.62%	525
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.548607	20.863931	18.89%	4,194
2012	16.193027	17.548607	8.37%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.147371	14.644250	11.39%	21,424
2012	11.974613	13.147371	9.79%	21,117
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.295195	15.127960	13.79%	4,483
2012	11.949934	13.295195	11.26%	3,183
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.195500	15.764209	19.47%	2,803
2012	11.642957	13.195500	13.33%	1,176
29

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.146646	19.724711	22.16%	4,787
2012	15.668033	16.146646	3.05%	1,438
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.989318	21.369676	25.78%	81,807
2012	14.750481	16.989318	15.18%	6,111
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.786436	22.464534	33.83%	51,914
2012	14.912234	16.786436	12.57%	6,019
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.883368	13.378745	-3.63%	0
2012	13.360935	13.883368	3.91%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	26.185373	35.008988	33.70%	12,863
2012	23.229340	26.185373	12.73%	2,231
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.590343	16.124651	28.07%	5,951
2012	10.623088	12.590343	18.52%	1,719
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.067148	12.260892	21.79%	19,616
2012	8.871033	10.067148	13.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.954481	14.524375	12.12%	98,914
2012	11.686925	12.954481	10.85%	7,095
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	24.176676	32.411142	34.06%	388
2012	20.754378	24.176676	16.49%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.202217	11.400965	11.75%	0
2012*	10.000000	10.202217	2.02%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.888395	-1.12%	10,154
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.067227	12.175279	20.94%	6,372
2012	8.972036	10.067227	12.21%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.275050	17.232436	29.81%	20,924
2012	11.002007	13.275050	20.66%	1,447
30

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.938515	12.563216	26.41%	5,463
2012*	10.000000	9.938515	-0.61%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.554536	16.689770	23.13%	129,858
2012	11.558890	13.554536	17.27%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.793279	11.735716	8.73%	37,419
2012*	10.000000	10.793279	7.93%	5,177
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.047642	12.846881	27.86%	40,681
2012*	10.000000	10.047642	0.48%	6,558
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	21.280441	27.407642	28.79%	9,382
2012	17.461218	21.280441	21.87%	3,806
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.939732	13.242263	33.23%	13,168
2012*	10.000000	9.939732	-0.60%	2,182
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	29.954850	33.685224	12.45%	1,581
2012	26.897782	29.954850	11.37%	422
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.207292	14.184069	38.96%	15,212
2012*	10.000000	10.207292	2.07%	528
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.974532	25.317220	33.43%	14,086
2012	16.640806	18.974532	14.02%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.828295	14.855551	25.59%	55,633
2012	10.369104	11.828295	14.07%	4,371
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.145037	12.918678	27.34%	21,258
2012	9.061649	10.145037	11.96%	3,954
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.394976	19.946708	29.57%	20,551
2012	13.671001	15.394976	12.61%	3,116
31

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.409307	13.840957	21.31%	313,650
2012	10.020388	11.409307	13.86%	98,833
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.587676	11.108794	-4.13%	145,900
2012	11.219328	11.587676	3.28%	49,822
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.923253	15.092915	26.58%	43,900
2012	9.925368	11.923253	20.13%	1,234
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.664096	13.600737	27.54%	77,871
2012	9.231445	10.664096	15.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.280938	12.143349	30.84%	204,535
2012	8.057376	9.280938	15.19%	71,955
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.274269	22.998312	33.14%	9,396
2012	14.856263	17.274269	16.28%	745
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.708625	12.299836	41.24%	16,357
2012	7.575239	8.708625	14.96%	2,956
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	10.011241	13.648971	36.34%	2,626
2012	9.134578	10.011241	9.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.606118	12.238624	27.40%	50,740
2012	8.404994	9.606118	14.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.739944	12.117125	12.82%	132,934
2012	9.827937	10.739944	9.28%	69,557
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.310816	12.301449	19.31%	59,270
2012	9.220877	10.310816	11.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.166474	11.529829	3.25%	11,079
2012	10.556847	11.166474	5.77%	4,454
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.803853	8.04%	8,338
32

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.942101	9.42%	92,258
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.536222	12.213602	15.92%	361,850
2012	9.529175	10.536222	10.57%	13,065
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.017858	12.250727	22.29%	146,794
2012	8.885150	10.017858	12.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.934659	11.968960	9.46%	44,782
2012	10.098600	10.934659	8.28%	40,930
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.185985	11.735766	-3.69%	495
2012	11.522414	12.185985	5.76%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.169096	12.692890	-3.62%	3,105
2012	12.494405	13.169096	5.40%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	13.158533	12.422870	-5.59%	2,160
2012	12.976355	13.158533	1.40%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.749583	8.964887	15.68%	2,179
2012	6.835126	7.749583	13.38%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.720863	10.384440	19.08%	6,041
2012	7.497524	8.720863	16.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.551422	23.228642	25.21%	32,511
2012	16.266809	18.551422	14.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.296005	14.839596	11.61%	68,221
2012	12.353220	13.296005	7.63%	10,679
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.330900	16.850710	17.58%	83,033
2012	12.975019	14.330900	10.45%	2,971
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.200453	13.616857	3.15%	9,800
2012	12.755443	13.200453	3.49%	0
33

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.638928	6.39%	12,203
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.727233	7.27%	35,700
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	16.128952	18.509872	14.76%	146,025
2012	14.792455	16.128952	9.03%	12,142
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.666886	21.274489	20.42%	85,178
2012	15.783031	17.666886	11.94%	2,893
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.825135	16.118956	8.73%	19,495
2012	13.945554	14.825135	6.31%	24,423
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.398590	20.650430	34.11%	5,213
2012	13.215069	15.398590	16.52%	740
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.834214	31.203815	30.92%	1,676
2012	20.619756	23.834214	15.59%	43
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.918820	9.760122	-1.60%	14,880
2012	10.080544	9.918820	-1.60%	5,529
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	15.190129	14.779017	-2.71%	29,805
2012	13.753001	15.190129	10.45%	396
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.185849	10.944064	19.14%	31,326
2012	8.081307	9.185849	13.67%	2,763
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.893093	13.085001	32.26%	25,072
2012	8.657050	9.893093	14.28%	2,712
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.340331	12.410294	32.87%	26,355
2012	8.072481	9.340331	15.71%	1,800
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.207959	13.922552	36.39%	11,802
2012	9.049132	10.207959	12.81%	0
34

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.117741	14.843036	33.51%	7,136
2012	9.711509	11.117741	14.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.590460	22.083646	41.65%	4,931
2012	14.010209	15.590460	11.28%	710
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	23.152434	31.900538	37.78%	6,731
2012	19.558424	23.152434	18.38%	216
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.584842	29.852578	38.30%	4,178
2012	19.037780	21.584842	13.38%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.450290	19.884247	28.70%	1,853
2012	13.792245	15.450290	12.02%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.859827	10.974612	1.06%	50,465
2012	9.548921	10.859827	13.73%	6,559
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.675089	16.75%	39,309
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.609527	10.450771	-1.50%	7,020
2012	10.415485	10.609527	1.86%	2,174
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.544163	25.44%	4,881
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.680366	16.166548	18.17%	10,272
2012	11.628298	13.680366	17.65%	2,815
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.144884	10.727895	5.75%	0
2012*	10.000000	10.144884	1.45%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.263615	11.678813	13.79%	226
2012*	10.000000	10.263615	2.64%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.281267	11.327403	10.18%	0
2012*	10.000000	10.281267	2.81%	0
35

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.531856	21.381734	29.34%	9,359
2012	14.408177	16.531856	14.74%	288
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	23.158650	32.045669	38.37%	2,556
2012	20.001744	23.158650	15.78%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.602967	10.444724	-1.49%	92,049
2012*	10.000000	10.602967	6.03%	5,013
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.897848	11.858036	-8.06%	7,236
2012	12.456362	12.897848	3.54%	830
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.698304	11.484399	-1.83%	44,754
2012	11.242559	11.698304	4.05%	7,900
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.756996	10.351278	-3.77%	133,057
2012	9.983857	10.756996	7.74%	39,862
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.734130	21.822141	48.11%	21,320
2012	11.430744	14.734130	28.90%	410
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.620384	10.441073	8.53%	22,959
2012*	10.000000	9.620384	-3.80%	7,474
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.220645	23.978696	47.83%	29,021
2012	15.282160	16.220645	6.14%	2,424
36

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.381241	31.634014	35.30%	0
2012	20.078239	23.381241	16.45%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.126770	11.142530	10.03%	0
2012*	10.000000	10.126770	1.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.550439	13.090229	-10.04%	0
2012	13.784575	14.550439	5.56%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.626579	19.954013	27.69%	0
2012	13.677888	15.626579	14.25%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.113057	11.987007	18.53%	0
2012*	10.000000	10.113057	1.13%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.300593	14.959326	12.47%	0
2012	12.304760	13.300593	8.09%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.201470	22.01%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.397810	32.364793	38.32%	0
2012	20.565940	23.397810	13.77%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.834269	21.794874	29.47%	0
2012	14.831041	16.834269	13.51%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.373295	20.634522	18.77%	0
2012	16.047584	17.373295	8.26%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.045289	14.515785	11.27%	0
2012	11.893752	13.045289	9.68%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.191944	14.995220	13.67%	0
2012	11.869228	13.191944	11.14%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.093033	15.625909	19.35%	0
2012	11.564320	13.093033	13.22%	0
37

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.021249	19.551647	22.04%	0
2012	15.562209	16.021249	2.95%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.819552	21.134660	25.66%	0
2012	14.617971	16.819552	15.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.618698	22.217472	33.69%	338
2012	14.778272	16.618698	12.45%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.744646	13.231597	-3.73%	0
2012	13.240928	13.744646	3.80%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.923735	34.624003	33.56%	0
2012	23.020684	25.923735	12.61%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.479918	15.967013	27.94%	0
2012	10.540652	12.479918	18.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.019480	12.190439	21.67%	0
2012	8.838033	10.019480	13.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.866930	14.411563	12.00%	1,026
2012	11.619776	12.866930	10.73%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.935102	32.054706	33.92%	0
2012	20.567941	23.935102	16.37%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.195312	11.381674	11.64%	0
2012*	10.000000	10.195312	1.95%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.881676	-1.18%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.045072	12.136149	20.82%	0
2012	8.961424	10.045072	12.09%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.245886	17.177120	29.68%	0
2012	10.989027	13.245886	20.54%	0
38

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.931779	12.541964	26.28%	0
2012*	10.000000	9.931779	-0.68%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.504107	16.610787	23.01%	0
2012	11.527620	13.504107	17.15%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.785977	11.715861	8.62%	1,241
2012*	10.000000	10.785977	7.86%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.040834	12.825132	27.73%	0
2012*	10.000000	10.040834	0.41%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	21.067810	27.106237	28.66%	0
2012	17.304362	21.067810	21.75%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.932885	13.219712	33.09%	0
2012*	10.000000	9.932885	-0.67%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	29.655511	33.314737	12.34%	0
2012	26.656151	29.655511	11.25%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.200379	14.160071	38.82%	531
2012*	10.000000	10.200379	2.00%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.784931	25.038792	33.29%	0
2012	16.491322	18.784931	13.91%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.796298	14.800315	25.47%	996
2012	10.351608	11.796298	13.96%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.127873	12.883727	27.21%	0
2012	9.055526	10.127873	11.84%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.337695	19.852310	29.43%	767
2012	13.634017	15.337695	12.50%	0
39

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.332197	13.733446	21.19%	4,339
2012	9.962813	11.332197	13.74%	512
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.509405	11.022540	-4.23%	5,086
2012	11.154904	11.509405	3.18%	501
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.842648	14.975661	26.46%	0
2012	9.868315	11.842648	20.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.592016	13.495092	27.41%	0
2012	9.178394	10.592016	15.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.227568	12.061248	30.71%	5,242
2012	8.019205	9.227568	15.07%	649
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.101632	22.745360	33.00%	339
2012	14.722794	17.101632	16.16%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.667391	12.229160	41.09%	0
2012	7.547054	8.667391	14.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.963831	13.570562	36.20%	0
2012	9.100603	9.963831	9.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.560646	12.168312	27.27%	0
2012	8.373730	9.560646	14.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.689127	12.047546	12.71%	0
2012	9.791400	10.689127	9.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.262027	12.230803	19.19%	0
2012	9.186597	10.262027	11.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.113606	11.463574	3.15%	0
2012	10.517582	11.113606	5.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.796517	7.97%	0
40

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.934671	9.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.486339	12.143433	15.80%	0
2012	9.493730	10.486339	10.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.970461	12.180379	22.16%	0
2012	8.852121	9.970461	12.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.882906	11.900206	9.35%	0
2012	10.061041	10.882906	8.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.128324	11.668360	-3.79%	0
2012	11.479579	12.128324	5.65%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.106782	12.619991	-3.71%	0
2012	12.447959	13.106782	5.29%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	13.027084	12.286278	-5.69%	0
2012	12.859823	13.027084	1.30%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.712871	8.913363	15.56%	0
2012	6.809681	7.712871	13.26%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.661863	10.303705	18.95%	0
2012	7.454397	8.661863	16.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.366053	22.973178	25.09%	0
2012	16.120682	18.366053	13.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.246513	14.769342	11.50%	0
2012	12.319785	13.246513	7.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.277565	16.770944	17.46%	0
2012	12.939906	14.277565	10.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.068618	13.467169	3.05%	0
2012	12.640931	13.068618	3.38%	0
41

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.631704	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.719950	7.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.967796	18.306317	14.65%	0
2012	14.659593	15.967796	8.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.490352	21.040498	20.30%	0
2012	15.641258	17.490352	11.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.677045	15.941727	8.62%	424
2012	13.820321	14.677045	6.20%	431
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.341284	20.552673	33.97%	0
2012	13.179314	15.341284	16.40%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.596073	30.860662	30.79%	0
2012	20.434535	23.596073	15.47%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.819323	9.652396	-1.70%	0
2012	9.989602	9.819323	-1.70%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	15.038426	14.616534	-2.81%	483
2012	13.629522	15.038426	10.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.142317	10.881151	19.02%	0
2012	8.051216	9.142317	13.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.846233	13.009812	32.13%	0
2012	8.624835	9.846233	14.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.296096	12.338983	32.73%	0
2012	8.042434	9.296096	15.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.159648	13.842586	36.25%	650
2012	9.015486	10.159648	12.69%	0
42

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.065093	14.757742	33.37%	613
2012	9.675375	11.065093	14.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.434684	21.840806	41.50%	276
2012	13.884361	15.434684	11.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.921069	31.549689	37.64%	193
2012	19.382715	22.921069	18.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.369151	29.524266	38.16%	0
2012	18.866762	21.369151	13.26%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.295902	19.665564	28.57%	0
2012	13.668346	15.295902	11.91%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.808349	10.911489	0.95%	640
2012	9.513349	10.808349	13.61%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.667162	16.67%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.559348	10.390782	-1.60%	0
2012	10.376793	10.559348	1.76%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.535651	25.36%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.629435	16.089992	18.05%	0
2012	11.596824	13.629435	17.53%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.143221	10.715249	5.64%	0
2012*	10.000000	10.143221	1.43%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.261940	11.665048	13.67%	0
2012*	10.000000	10.261940	2.62%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.279583	11.314036	10.06%	0
2012*	10.000000	10.279583	2.80%	0
43

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.366709	21.146639	29.21%	0
2012	14.278780	16.366709	14.62%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.927266	31.693294	38.23%	0
2012	19.822086	22.927266	15.67%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.595789	10.427049	-1.59%	0
2012*	10.000000	10.595789	5.96%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.849827	11.801877	-8.16%	0
2012	12.422654	12.849827	3.44%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.654767	11.430031	-1.93%	0
2012	11.212140	11.654767	3.95%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.738805	10.323271	-3.87%	0
2012	9.977132	10.738805	7.63%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.694301	21.741054	47.96%	49,680
2012	11.411460	14.694301	28.77%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.613860	10.423375	8.42%	0
2012*	10.000000	9.613860	-3.86%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.087110	23.757157	47.68%	0
2012	15.171806	16.087110	6.03%	0
44

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.031215	31.112937	35.09%	0
2012	19.807956	23.031215	16.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.329952	12.872186	-10.17%	0
2012	13.596485	14.329952	5.39%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.444726	19.691725	27.50%	0
2012	13.539412	15.444726	14.07%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.110570	11.965780	18.35%	0
2012*	10.000000	10.110570	1.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.226327	14.853093	12.30%	0
2012	12.254789	13.226327	7.93%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.189031	21.89%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.047568	31.831718	38.11%	0
2012	20.289105	23.047568	13.60%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.582303	21.435938	29.27%	0
2012	14.631439	16.582303	13.33%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.113277	20.294696	18.59%	0
2012	15.831612	17.113277	8.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.893469	14.324972	11.10%	0
2012	11.773339	12.893469	9.51%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.038437	14.798126	13.50%	0
2012	11.749070	13.038437	10.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.940657	15.420521	19.16%	0
2012	11.447241	12.940657	13.05%	0
45

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.834717	19.294532	21.85%	0
2012	15.404595	15.834717	2.79%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.567748	20.786507	25.46%	0
2012	14.421183	16.567748	14.88%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.369918	21.851505	33.49%	0
2012	14.579335	16.369918	12.28%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.538964	13.013706	-3.88%	0
2012	13.062768	13.538964	3.65%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.535746	34.053791	33.36%	0
2012	22.710878	25.535746	12.44%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.315924	15.733181	27.75%	0
2012	10.418061	12.315924	18.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.948307	12.085384	21.48%	0
2012	8.788696	9.948307	13.19%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.736606	14.243831	11.83%	0
2012	11.519704	12.736606	10.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.576811	31.526727	33.72%	0
2012	20.291086	23.576811	16.19%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.871599	-1.28%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.011908	12.077643	20.63%	0
2012	8.945515	10.011908	11.92%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.202155	17.094293	29.48%	0
2012	10.969534	13.202155	20.35%	0
46

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.921681	12.510093	26.09%	0
2012*	10.000000	9.921681	-0.78%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.428712	16.492857	22.82%	0
2012	11.480811	13.428712	16.97%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.775009	11.686094	8.46%	0
2012*	10.000000	10.775009	7.75%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.030618	12.792552	27.54%	0
2012*	10.000000	10.030618	0.31%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.752441	26.659761	28.47%	0
2012	17.071424	20.752441	21.56%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.922620	13.185918	32.89%	0
2012*	10.000000	9.922620	-0.77%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	29.211587	32.765980	12.17%	0
2012	26.297382	29.211587	11.08%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.189999	14.124104	38.61%	0
2012*	10.000000	10.189999	1.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.503779	24.626427	33.09%	0
2012	16.269377	18.503779	13.73%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.748430	14.717782	25.27%	0
2012	10.325388	11.748430	13.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.102135	12.831377	27.02%	0
2012	9.046352	10.102135	11.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.252060	19.711374	29.24%	0
2012	13.578667	15.252060	12.32%	0
47

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.217368	13.573557	21.00%	5,834
2012	9.876964	11.217368	13.57%	3,677
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.392820	10.894232	-4.38%	0
2012	11.058827	11.392820	3.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.722659	14.801329	26.26%	0
2012	9.783291	11.722659	19.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.484616	13.337885	27.21%	0
2012	9.099247	10.484616	15.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.148015	11.939049	30.51%	0
2012	7.962252	9.148015	14.89%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.845598	22.370662	32.80%	0
2012	14.524582	16.845598	15.98%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.605792	12.123743	40.88%	0
2012	7.504897	8.605792	14.67%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.893050	13.453603	35.99%	0
2012	9.049793	9.893050	9.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.613196	11.943715	12.54%	0
2012	9.736744	10.613196	9.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.189136	12.125412	19.00%	0
2012	9.135318	10.189136	11.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.034695	11.364802	2.99%	0
2012	10.458904	11.034695	5.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.785501	7.86%	0
48

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.923528	9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.411868	12.038799	15.63%	0
2012	9.440750	10.411868	10.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.899609	12.075388	21.98%	0
2012	8.802675	9.899609	12.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.805629	11.797690	9.18%	0
2012	10.004897	10.805629	8.00%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.042223	11.567839	-3.94%	0
2012	11.415554	12.042223	5.49%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.013750	12.511292	-3.86%	0
2012	12.378536	13.013750	5.13%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.832090	12.083894	-5.83%	0
2012	12.686748	12.832090	1.15%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.658091	8.836548	15.39%	0
2012	6.771668	7.658091	13.09%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.574084	10.183736	18.77%	0
2012	7.390148	8.574084	16.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.091136	22.594794	24.89%	0
2012	15.903701	18.091136	13.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.172548	14.664468	11.33%	0
2012	12.269767	13.172548	7.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.197850	16.651882	17.28%	0
2012	12.887370	14.197850	10.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.872988	13.245320	2.89%	0
2012	12.470780	12.872988	3.23%	0
49

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.728790	18.004799	14.47%	0
2012	14.462282	15.728790	8.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.228554	20.693940	20.11%	0
2012	15.430735	17.228554	11.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.457393	15.679197	8.45%	0
2012	13.634356	14.457393	6.04%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.255643	20.406789	33.77%	0
2012	13.125810	15.255643	16.23%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.242853	30.352358	30.59%	0
2012	20.159477	23.242853	15.29%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.671770	9.492846	-1.85%	0
2012	9.854573	9.671770	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.813348	14.375806	-2.95%	0
2012	13.446101	14.813348	10.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.077393	10.787388	18.84%	0
2012	8.006280	9.077393	13.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.776303	12.897708	31.93%	0
2012	8.576687	9.776303	13.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.230031	12.232607	32.53%	0
2012	7.997515	9.230031	15.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.087466	13.723288	36.04%	0
2012	8.965139	10.087466	12.52%	0
50

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.986464	14.630542	33.17%	0
2012	9.621339	10.986464	14.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.203622	21.481055	41.29%	0
2012	13.697455	15.203622	11.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.577981	31.030082	37.44%	0
2012	19.121810	22.577981	18.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.049325	29.038058	37.95%	0
2012	18.612848	21.049325	13.09%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.066929	19.341629	28.37%	0
2012	13.484355	15.066929	11.74%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.731513	10.817384	0.80%	0
2012	9.460182	10.731513	13.44%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.655259	16.55%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.484347	10.301244	-1.75%	0
2012	10.318874	10.484347	1.60%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.522875	25.23%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.553328	15.975750	17.87%	0
2012	11.549727	13.553328	17.35%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.140730	10.696276	5.48%	0
2012*	10.000000	10.140730	1.41%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.259416	11.644390	13.50%	0
2012*	10.000000	10.259416	2.59%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.277058	11.294009	9.90%	0
2012*	10.000000	10.277058	2.77%	0
51

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.121711	20.798334	29.01%	0
2012	14.086578	16.121711	14.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.584078	31.171298	38.02%	0
2012	19.555273	22.584078	15.49%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.585007	10.400537	-1.74%	1,866
2012*	10.000000	10.585007	5.85%	968
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.778050	11.718051	-8.30%	0
2012	12.372183	12.778050	3.28%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.589647	11.348829	-2.08%	0
2012	11.166580	11.589647	3.79%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.711515	10.281324	-4.02%	0
2012	9.967028	10.711515	7.47%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.634667	21.619829	47.73%	0
2012	11.382550	14.634667	28.57%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.604073	10.396890	8.26%	0
2012*	10.000000	9.604073	-3.96%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.888672	23.428352	47.45%	0
2012	15.007617	15.888672	5.87%	0
52

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	22.800524	30.769933	34.95%	219
2012	19.629588	22.800524	16.15%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.109592	11.095351	9.75%	2,947
2012*	10.000000	10.109592	1.10%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.184631	12.728673	-10.26%	0
2012	13.472357	14.184631	5.29%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.324475	19.518511	27.37%	0
2012	13.447730	15.324475	13.96%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.108911	11.951624	18.23%	304
2012*	10.000000	10.108911	1.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.176970	14.782617	12.19%	733
2012	12.221543	13.176970	7.82%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.180737	21.81%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	22.816722	31.480821	37.97%	0
2012	20.106417	22.816722	13.48%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.416157	21.199542	29.14%	0
2012	14.499648	16.416157	13.22%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.941897	20.071000	18.47%	0
2012	15.689093	16.941897	7.99%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.793112	14.198993	10.99%	0
2012	11.693642	12.793112	9.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.936935	14.667963	13.38%	0
2012	11.669522	12.936935	10.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.839946	15.284923	19.04%	0
2012	11.369757	12.839946	12.93%	0
53

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.711387	19.124767	21.73%	0
2012	15.300242	15.711387	2.69%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.401790	20.557336	25.34%	478
2012	14.291310	16.401790	14.77%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.205978	21.610653	33.35%	1,232
2012	14.448071	16.205978	12.17%	597
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.403317	12.870188	-3.98%	0
2012	12.945119	13.403317	3.54%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.279972	33.678383	33.22%	493
2012	22.506390	25.279972	12.32%	396
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.207635	15.578978	27.62%	1,592
2012	10.337011	12.207635	18.10%	1,688
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.901081	12.015766	21.36%	3,254
2012	8.755911	9.901081	13.08%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.650361	14.132974	11.72%	3,278
2012	11.453388	12.650361	10.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.340627	31.179122	33.58%	0
2012	20.108351	23.340627	16.07%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.178016	11.333471	11.35%	0
2012*	10.000000	10.178016	1.78%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.864869	-1.35%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.989832	12.038745	20.51%	335
2012	8.934918	9.989832	11.81%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.173078	17.039279	29.35%	0
2012	10.956550	13.173078	20.23%	0
54

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.914927	12.488852	25.96%	0
2012*	10.000000	9.914927	-0.85%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.378593	16.414568	22.69%	4,184
2012	11.449652	13.378593	16.85%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.767691	11.666264	8.35%	0
2012*	10.000000	10.767691	7.68%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.023807	12.770848	27.41%	1,435
2012*	10.000000	10.023807	0.24%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.544547	26.365808	28.33%	0
2012	16.917674	20.544547	21.44%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.915766	13.163399	32.75%	0
2012*	10.000000	9.915766	-0.84%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	28.918947	32.404704	12.05%	0
2012	26.060546	28.918947	10.97%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.183068	14.100140	38.47%	0
2012*	10.000000	10.183068	1.83%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.318495	24.355034	32.95%	1,142
2012	16.122926	18.318495	13.62%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.716593	14.662964	25.15%	0
2012	10.307925	11.716593	13.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.084994	12.796551	26.89%	0
2012	9.040233	10.084994	11.56%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.195144	19.617821	29.11%	0
2012	13.541825	15.195144	12.21%	0
55

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.141370	13.467867	20.88%	0
2012	9.820076	11.141370	13.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.315634	10.809399	-4.47%	0
2012	10.995134	11.315634	2.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.643199	14.686033	26.13%	0
2012	9.726901	11.643199	19.70%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.413584	13.234019	27.08%	2,101
2012	9.046835	10.413584	15.11%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.095307	11.858170	30.38%	0
2012	7.924459	9.095307	14.78%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.676857	22.124037	32.66%	570
2012	14.393787	16.676857	15.86%	594
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.564913	12.053878	40.74%	0
2012	7.476887	8.564913	14.55%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.846058	13.376068	35.85%	0
2012	9.016009	9.846058	9.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.447642	11.993938	26.95%	0
2012	8.295902	9.447642	13.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.562844	11.874946	12.42%	0
2012	9.700454	10.562844	8.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.140761	12.055552	18.88%	0
2012	9.101244	10.140761	11.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.982338	11.299369	2.89%	0
2012	10.419919	10.982338	5.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.778167	7.78%	0
56

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.916085	9.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.362445	11.969453	15.51%	0
2012	9.405547	10.362445	10.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.852628	12.005828	21.85%	0
2012	8.769858	9.852628	12.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.754332	11.729710	9.07%	0
2012	9.967594	10.754332	7.89%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.985097	11.501237	-4.04%	0
2012	11.373008	11.985097	5.38%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.952001	12.439242	-3.96%	0
2012	12.332403	12.952001	5.02%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.703573	11.950681	-5.93%	0
2012	12.572529	12.703573	1.04%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.621717	8.785622	15.27%	0
2012	6.746396	7.621717	12.97%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.515928	10.104360	18.65%	0
2012	7.347534	8.515928	15.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.909927	22.345704	24.77%	0
2012	15.760488	17.909927	13.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.123412	14.594888	11.21%	0
2012	12.236480	13.123412	7.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.144874	16.572851	17.17%	0
2012	12.852412	14.144874	10.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.744055	13.099296	2.79%	0
2012	12.358508	12.744055	3.12%	0
57

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.613630	6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.701720	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.571226	17.806277	14.35%	0
2012	14.332048	15.571226	8.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.056007	20.465842	19.99%	0
2012	15.291798	17.056007	11.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.312546	15.506288	8.34%	0
2012	13.511552	14.312546	5.93%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.198751	20.309979	33.63%	0
2012	13.090219	15.198751	16.11%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.010003	30.017686	30.45%	0
2012	19.977903	23.010003	15.18%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.574509	9.387808	-1.95%	0
2012	9.765449	9.574509	-1.96%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.664939	14.217275	-3.05%	813
2012	13.325004	14.664939	10.06%	687
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.034304	10.725252	18.72%	0
2012	7.976413	9.034304	13.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.729903	12.823434	31.79%	0
2012	8.544698	9.729903	13.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.186203	12.162131	32.40%	0
2012	7.967675	9.186203	15.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.039569	13.644232	35.90%	0
2012	8.931698	10.039569	12.40%	0
58

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.934308	14.546263	33.03%	0
2012	9.585454	10.934308	14.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.051287	21.244174	41.15%	0
2012	13.574086	15.051287	10.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.351848	30.688022	37.30%	0
2012	18.949634	22.351848	17.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.838481	28.717928	37.81%	430
2012	18.445249	20.838481	12.97%	481
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.915989	19.128379	28.24%	0
2012	13.362918	14.915989	11.62%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.680542	10.755035	0.70%	1,062
2012	9.424859	10.680542	13.32%	951
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.647335	16.47%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.434583	10.241887	-1.85%	0
2012	10.280398	10.434583	1.50%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.514368	25.14%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.502774	15.899946	17.75%	0
2012	11.518399	13.502774	17.23%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.139064	10.683618	5.37%	0
2012*	10.000000	10.139064	1.39%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.257731	11.630621	13.38%	0
2012*	10.000000	10.257731	2.58%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.275369	11.280647	9.78%	0
2012*	10.000000	10.275369	2.75%	0
59

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.960199	20.569009	28.88%	612
2012	13.959700	15.960199	14.33%	610
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.357865	30.827666	37.88%	0
2012	19.379189	22.357865	15.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.577812	10.382876	-1.84%	0
2012*	10.000000	10.577812	5.78%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.730338	11.662394	-8.39%	0
2012	12.338602	12.730338	3.17%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.546390	11.294935	-2.18%	1,581
2012	11.136275	11.546390	3.68%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.693354	10.253435	-4.11%	4,332
2012	9.960299	10.693354	7.36%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.595017	21.539315	47.58%	424
2012	11.363302	14.595017	28.44%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.597551	10.379231	8.14%	1,133
2012*	10.000000	9.597551	-4.02%	1,001
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.757536	23.211348	47.30%	0
2012	14.898983	15.757536	5.76%	0
60

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Mid Cap Growth Portfolio - Class S Shares (ALMCS)
30,892 shares (cost $436,309)	$545,856
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
1,328 shares (cost $14,747)	15,593
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
707,745 shares (cost $7,730,051)	8,266,461
VP Inflation Protection Fund - Class I (ACVIP1)
4,436 shares (cost $47,520)	46,491
Growth Fund - Class 1 (AFGF)
157,532 shares (cost $8,228,154)	12,372,588
High-Income Bond Fund - Class 1 (AFHY)
125,402 shares (cost $1,421,042)	1,395,720
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
33,178,683 shares (cost $369,923,638)	395,821,686
American Funds Insurance Series(R) - US Govt/AAA-Rated Securities Fund: Class 1 (AFGC)
76,026 shares (cost $911,159)	907,756
Global Allocation V.I. Fund - Class III (MLVGA3)
16,131,024 shares (cost $233,920,147)	251,321,353
Money Market Portfolio(TM) (CHSMM)
9,707,819 shares (cost $9,707,819)	9,707,819
VIP Value Series: Service Class (DWVVLS)
8,671 shares (cost $209,563)	225,710
VIP Small Cap Value Series: Service Class (DWVSVS)
136,902 shares (cost $5,250,297)	5,692,367
Stock Index Fund, Inc. - Initial Shares (DSIF)
5,910,494 shares (cost $166,864,378)	241,384,595
Stock Index Fund, Inc. - Service Shares (DSIFS)
4,259,215 shares (cost $123,755,827)	174,159,298
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
1,016,688 shares (cost $23,177,792)	44,815,615
Floating-Rate Income Fund (ETVFR)
17,896 shares (cost $168,608)	168,757
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
8,137 shares (cost $144,349)	131,498
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
402,986 shares (cost $4,531,757)	4,622,254
VA International Equity Fund (HVIE)
835,837 shares (cost $11,821,551)	14,418,182
VA Situs Fund (HVSIT)
1,548,613 shares (cost $28,149,130)	37,089,290
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
479,434 shares (cost $6,768,929)	7,167,540
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
4,420,062 shares (cost $17,730,515)	23,558,933
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
4,175 shares (cost $52,317)	51,354
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,499,026 shares (cost $11,804,346)	15,844,701
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
366,075 shares (cost $10,068,626)	11,611,892
Janus Aspen Series - Enterprise Portfolio - Service Shares (JAMGS)
179 shares (cost $9,300)	10,192

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,054,798 shares (cost $99,622,770)	$160,071,439
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
3,267,166 shares (cost $21,023,849)	27,248,163
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,877,572 shares (cost $74,876,901)	76,830,263
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,899 shares (cost $41,281)	40,848
Investors Growth Stock Series - Service Class (MIGSC)
555,691 shares (cost $5,645,635)	8,313,130
New Discovery Series - Service Class (MNDSC)
1,138,864 shares (cost $19,810,640)	23,938,929
Utilities Series - Service Class (MVUSC)
667 shares (cost $20,503)	20,983
Value Series - Service Class (MVFSC)
20,310,679 shares (cost $223,465,944)	386,512,223
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
6,469,039 shares (cost $110,267,571)	139,601,858
Core Plus Fixed Income Portfolio - Class I (MSVFI)
111,982 shares (cost $1,159,094)	1,143,341
Core Plus Fixed Income Portfolio - Class II (MSVF2)
1,533,550 shares (cost $14,835,222)	15,626,870
Emerging Markets Debt Portfolio - Class I (MSEM)
307,775 shares (cost $2,391,377)	2,529,912
Emerging Markets Debt Portfolio - Class II (MSEMB)
93,802 shares (cost $726,392)	766,364
Global Real Estate Portfolio - Class II (VKVGR2)
8,773 shares (cost $85,545)	82,029
U.S. Real Estate Portfolio - Class I (MSVRE)
1,841 shares (cost $25,439)	28,971
U.S. Real Estate Portfolio - Class II (MSVREB)
279 shares (cost $4,317)	4,366
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,837,819 shares (cost $40,437,512)	55,025,316
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
8,848,016 shares (cost $127,006,903)	170,943,670
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
204,984,930 shares (cost $3,500,058,629)	4,915,538,626
American Funds NVIT Bond Fund - Class II (GVABD2)
134,402,863 shares (cost $1,482,413,533)	1,508,000,121
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
6,602,633 shares (cost $139,028,317)	200,984,155
American Funds NVIT Growth Fund - Class II (GVAGR2)
4,058,788 shares (cost $218,015,650)	317,072,498
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
31,661,311 shares (cost $1,103,571,351)	1,724,591,606
Federated NVIT High Income Bond Fund - Class I (HIBF)
743,810 shares (cost $4,864,229)	5,139,725
Federated NVIT High Income Bond Fund - Class III (HIBF3)
12,703,780 shares (cost $89,507,704)	87,656,081
NVIT Emerging Markets Fund - Class I (GEM)
21,113 shares (cost $229,005)	249,133
NVIT Emerging Markets Fund - Class II (GEM2)
79,302 shares (cost $855,919)	924,658
NVIT Emerging Markets Fund - Class III (GEM3)
1,399,264 shares (cost $14,618,654)	16,483,329

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Emerging Markets Fund - Class VI (GEM6)
4,790,677 shares (cost $52,140,931)	$56,194,635
NVIT International Equity Fund - Class I (GIG)
9,451 shares (cost $91,640)	101,601
NVIT International Equity Fund - Class III (GIG3)
2,266,549 shares (cost $17,019,199)	24,388,065
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2,763,694 shares (cost $23,643,739)	29,543,889
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
7,803,605 shares (cost $62,715,631)	88,961,100
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
3,256,436 shares (cost $29,261,854)	36,797,729
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
251,391 shares (cost $3,084,992)	3,790,979
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
11,876,921 shares (cost $93,463,091)	178,985,193
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
4,057,459 shares (cost $38,508,324)	45,281,247
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
162,917,324 shares (cost $1,623,533,077)	1,940,345,327
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
239,751,575 shares (cost $2,298,137,600)	2,929,764,242
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
67,796,888 shares (cost $712,244,774)	736,274,199
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
239,101,047 shares (cost $2,349,626,891)	2,881,167,615
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
34,158,161 shares (cost $304,388,689)	405,457,366
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
71,433,811 shares (cost $731,788,348)	826,489,193
NVIT Core Bond Fund - Class I (NVCBD1)
215,053 shares (cost $2,422,971)	2,298,921
NVIT Core Bond Fund - Class II (NVCBD2)
10,319,767 shares (cost $109,853,553)	110,008,720
NVIT Core Plus Bond Fund - Class II (NVLCP2)
4,518,274 shares (cost $51,779,319)	50,288,394
NVIT Nationwide Fund - Class I (TRF)
10,331,435 shares (cost $102,599,716)	136,271,628
NVIT Nationwide Fund - Class II (TRF2)
12,088,348 shares (cost $86,695,319)	158,840,898
NVIT Government Bond Fund - Class I (GBF)
28,274,649 shares (cost $332,260,059)	305,366,212
American Century NVIT Growth Fund - Class I (CAF)
1,807,195 shares (cost $17,795,522)	36,342,692
American Century NVIT Growth Fund - Class II (CAF2)
2,930,716 shares (cost $30,341,752)	38,538,910
NVIT International Index Fund - Class VIII (GVIX8)
3,300,576 shares (cost $28,237,703)	32,543,680
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
18,588,900 shares (cost $174,478,923)	232,733,026
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
68,631,726 shares (cost $910,960,430)	1,036,339,058
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
83,034,421 shares (cost $1,180,511,065)	1,450,611,328
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
64,987,839 shares (cost $659,954,330)	685,621,700

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
217,115,194 shares (cost $2,414,918,967)	$2,805,128,308
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
86,694,488 shares (cost $975,534,520)	1,165,173,925
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
71,420,565 shares (cost $754,235,436)	842,048,466
NVIT Mid Cap Index Fund - Class I (MCIF)
5,587,454 shares (cost $98,202,145)	136,445,618
NVIT Money Market Fund - Class I (SAM)
619,180,796 shares (cost $619,180,796)	619,180,796
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2,893,279 shares (cost $22,493,798)	34,892,947
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
13,649,943 shares (cost $108,545,814)	164,345,318
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
45,015 shares (cost $582,428)	519,923
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
445,586 shares (cost $4,275,008)	5,155,433
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
5,836,621 shares (cost $52,299,666)	66,946,042
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
854,545 shares (cost $8,679,000)	11,228,715
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
9,768,441 shares (cost $91,101,178)	127,673,528
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
404,426 shares (cost $4,053,603)	4,820,761
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
5,678,978 shares (cost $51,166,424)	67,466,256
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
15,064,921 shares (cost $122,876,058)	207,293,309
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
10,031,080 shares (cost $89,572,895)	135,720,512
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
296 shares (cost $3,651)	3,909
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
22,737,877 shares (cost $207,242,695)	301,049,493
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
321,110 shares (cost $5,677,166)	7,648,829
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,059,571 shares (cost $18,199,879)	24,476,081
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,502,035 shares (cost $26,875,066)	41,133,454
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,280,864 shares (cost $25,213,106)	36,927,195
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,099,523 shares (cost $57,261,490)	85,360,866
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
1,929,787 shares (cost $29,159,431)	51,660,386
NVIT Multi-Sector Bond Fund - Class I (MSBF)
20,671,708 shares (cost $182,884,900)	187,285,676
NVIT Short Term Bond Fund - Class II (NVSTB2)
9,550,203 shares (cost $99,526,300)	99,513,117
NVIT Large Cap Growth Fund - Class I (NVOLG1)
16,264,949 shares (cost $247,359,044)	382,063,656
NVIT Large Cap Growth Fund - Class II (NVOLG2)
10,773,188 shares (cost $163,790,544)	252,308,063

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Templeton NVIT International Value Fund - Class III (NVTIV3)
17,887,653 shares (cost $210,977,398)	$255,256,805
Invesco NVIT Comstock Value Fund - Class I (EIF)
12,590 shares (cost $180,344)	195,026
Invesco NVIT Comstock Value Fund - Class II (EIF2)
11,502,923 shares (cost $109,524,731)	176,799,931
NVIT Real Estate Fund - Class I (NVRE1)
6,201,192 shares (cost $48,352,893)	55,252,621
NVIT Real Estate Fund - Class II (NVRE2)
8,210,043 shares (cost $73,175,426)	72,740,983
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2,022 shares (cost $22,234)	23,514
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
20,729,424 shares (cost $215,345,597)	222,426,722
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
9,466,012 shares (cost $98,012,225)	100,339,728
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
11,730,381 shares (cost $120,255,058)	124,342,038
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
6,912,681 shares (cost $70,575,726)	72,583,147
NVIT Small Cap Index Fund Class II (NVSIX2)
647,520 shares (cost $8,451,948)	9,071,754
NVIT S&P 500 Index Fund Class II (GVEX2)
3,406,225 shares (cost $41,124,221)	43,701,864
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
467,788 shares (cost $5,217,669)	5,328,105
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
398,374 shares (cost $4,388,902)	4,688,860
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
180,388 shares (cost $2,047,664)	2,144,818
Real Return Portfolio - Advisor Class (PMVRA)
2,440 shares (cost $31,912)	30,744
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
32,359 shares (cost $393,861)	441,704
VPS Growth and Income Portfolio - Class B (ALVGIB)
258,079 shares (cost $4,912,588)	7,094,595
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
7,737 shares (cost $166,235)	177,105
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
4,078,661 shares (cost $69,857,550)	92,748,753
VP Balanced Fund - Class I (ACVB)
4,433,854 shares (cost $28,900,948)	35,825,541
VP Capital Appreciation Fund - Class I (ACVCA)
4,370 shares (cost $53,177)	79,878
VP Income & Growth Fund - Class I (ACVIG)
1,855,937 shares (cost $12,247,049)	17,018,943
VP Income & Growth Fund - Class II (ACVIG2)
567,071 shares (cost $3,587,968)	5,200,038
American Century VP Inflation Protection Fund - Class II (ACVIP2)
23,709,421 shares (cost $264,082,918)	247,763,447
VP International Fund - Class I (ACVI)
1,038 shares (cost $9,167)	11,148
VP Mid Cap Value Fund - Class I (ACVMV1)
525,795 shares (cost $7,591,969)	9,711,431
VP Mid Cap Value Fund - Class II (ACVMV2)
5,535,607 shares (cost $75,240,377)	102,298,013

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VP Vista(SM) Fund - Class I (ACVVS1)
121 shares (cost $2,293)	$2,733
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
5,944,383 shares (cost $68,720,699)	110,565,528
Appreciation Portfolio - Initial Shares (DCAP)
749,571 shares (cost $26,145,419)	35,941,933
Appreciation Portfolio - Service Shares (DCAPS)
2,543,103 shares (cost $96,428,484)	121,280,566
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
28,820 shares (cost $983,254)	1,329,736
Growth and Income Portfolio - Initial Shares (DGI)
517,795 shares (cost $10,787,036)	15,492,425
Managed Tail Risk Fund II: Service Shares (FCA2S)
183,059 shares (cost $1,096,089)	1,294,227
Quality Bond Fund II - Primary Shares (FQB)
820,350 shares (cost $9,160,176)	9,376,597
Quality Bond Fund II - Service Shares (FQBS)
2,708,604 shares (cost $29,117,688)	30,823,915
Contrafund(R)Portfolio - Service Class 2 (FC2)
27 shares (cost $874)	916
Equity-Income Portfolio - Initial Class (FEIP)
15,651,020 shares (cost $354,085,239)	364,512,264
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
617,256 shares (cost $4,849,536)	8,925,527
High Income Portfolio - Initial Class (FHIP)
7,859,350 shares (cost $42,309,995)	45,584,231
VIP Asset Manager Portfolio - Initial Class (FAMP)
8,010,862 shares (cost $114,241,064)	138,107,254
VIP Energy Portfolio - Service Class 2 (FNRS2)
3,685,583 shares (cost $66,380,646)	87,827,434
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
10,729,687 shares (cost $221,928,313)	245,495,247
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
481,342 shares (cost $5,205,086)	5,915,693
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
15,166,249 shares (cost $162,283,464)	185,634,883
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
894,219 shares (cost $9,389,652)	11,258,223
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
38,111,699 shares (cost $394,665,744)	477,920,704
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
840,684 shares (cost $8,399,267)	10,777,568
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
3,061,776 shares (cost $30,668,731)	39,129,497
VIP Growth Portfolio - Initial Class (FGP)
6,674,273 shares (cost $198,578,428)	381,367,946
VIP Growth Portfolio - Service Class 2 (FG2)
2,700,420 shares (cost $109,523,448)	152,762,777
VIP High Income Portfolio - Initial Class R (FHIPR)
3,332,584 shares (cost $19,326,291)	19,262,334
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
1,489,675 shares (cost $19,260,392)	18,233,619
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
30,793,374 shares (cost $382,372,832)	372,291,896
VIP Mid Cap Portfolio - Service Class (FMCS)
744,902 shares (cost $23,163,666)	26,935,639

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VIP Mid Cap Portfolio - Service Class 2 (FMC2)
8,236,820 shares (cost $236,357,039)	$293,230,794
VIP Overseas Portfolio - Initial Class (FOP)
2,774,842 shares (cost $50,211,615)	57,272,748
VIP Overseas Portfolio - Initial Class R (FOPR)
1,342,881 shares (cost $25,881,442)	27,649,918
VIP Overseas Portfolio - Service Class 2 (FO2)
113,063 shares (cost $2,188,404)	2,314,394
VIP Overseas Portfolio - Service Class 2 R (FO2R)
4,116,590 shares (cost $59,795,296)	83,402,115
VIP Value Strategies Portfolio - Service Class (FVSS)
499,020 shares (cost $4,696,720)	7,155,950
Franklin Income Securities Fund - Class 2 (FTVIS2)
12,602,702 shares (cost $188,681,868)	202,525,418
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2,040,720 shares (cost $38,526,340)	56,364,689
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
6,265,552 shares (cost $78,612,389)	150,811,832
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
13,286 shares (cost $295,262)	303,454
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
1,888,255 shares (cost $17,281,951)	19,109,143
Templeton Foreign Securities Fund - Class 2 (TIF2)
207,291 shares (cost $2,977,106)	3,573,692
Templeton Foreign Securities Fund - Class 3 (TIF3)
4,131,397 shares (cost $43,685,302)	70,977,403
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
20,867 shares (cost $378,688)	388,118
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
6,851,923 shares (cost $123,747,852)	127,582,813
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
8,328,213 shares (cost $61,720,114)	61,795,340
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
1,049 shares (cost $12,562)	12,898
Franklin High Income Securities Fund: Class 2 (FTVHI2)
14,638 shares (cost $96,699)	99,687
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
667 shares (cost $9,955)	10,001
Short Duration Bond Portfolio - I Class Shares (AMTB)
14,000,593 shares (cost $156,885,100)	150,926,394
Growth Portfolio - I Class Shares (AMTG)
542 shares (cost $11,523)	14,931
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
924 shares (cost $9,868)	13,892
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
224,993 shares (cost $3,201,160)	4,331,114
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,356,219 shares (cost $18,325,904)	29,457,085
Capital Income Fund/VA - Non-Service Shares (OVMS)
2,612,211 shares (cost $38,862,591)	36,152,997
Core Bond Fund/VA - Non-Service Shares (OVB)
3,556,554 shares (cost $33,892,781)	27,847,822
Global Securities Fund/VA - Class 3 (OVGS3)
1,403,947 shares (cost $42,298,285)	57,772,417
Global Securities Fund/VA - Class 4 (OVGS4)
2,168,165 shares (cost $67,557,940)	87,940,779

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Global Securities Fund/VA - Non-Service Shares (OVGS)
2,836,891 shares (cost $79,060,495)	$115,915,385
Global Securities Fund/VA - Service Class (OVGSS)
180,562 shares (cost $5,207,207)	7,307,344
International Growth Fund/VA - Non-Service Shares (OVIG)
193,200 shares (cost $463,201)	496,523
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
405,080 shares (cost $8,410,609)	12,654,690
Main Street Fund(R)/VA - Service Class (OVGIS)
7,556,229 shares (cost $129,890,137)	234,167,531
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
283,569 shares (cost $5,972,809)	7,883,222
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2,690,794 shares (cost $43,489,568)	74,077,551
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
152,310 shares (cost $7,875,653)	11,348,627
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
233,081 shares (cost $1,294,576)	1,253,978
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,745,962 shares (cost $9,914,661)	9,602,792
All Asset Portfolio - Advisor Class (PMVAAD)
4,342,583 shares (cost $49,717,490)	47,681,565
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,770,685 shares (cost $32,167,435)	29,757,152
Low Duration Portfolio - Advisor Class (PMVLAD)
36,282,035 shares (cost $381,053,426)	384,952,393
Total Return Portfolio - Advisor Class (PMVTRD)
24,541,644 shares (cost $279,265,411)	269,467,256
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
3,095 shares (cost $19,261)	18,726
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
554 shares (cost $7,565)	7,439
Putnam VT Growth and Income Fund - Class IB (PVGIB)
117,697 shares (cost $1,897,692)	2,814,143
Putnam VT International Equity Fund - Class IB (PVTIGB)
23,560 shares (cost $333,900)	336,676
Putnam VT Voyager Fund - Class IB (PVTVB)
41,319 shares (cost $1,569,036)	2,129,987
VI American Franchise Fund - Series II Shares (ACEG2)
145,742 shares (cost $5,567,957)	7,225,907
Diversified Stock Fund Class A Shares (VYDS)
35,062 shares (cost $258,089)	486,315
Small-Cap Portfolio - Investment Class (ROCSC)
4,934 shares (cost $65,361)	68,684
Variable Fund - Multi-Hedge Strategies (RVARS)
145,121 shares (cost $3,280,360)	3,301,493
Blue Chip Growth Portfolio - II (TRBCG2)
7 shares (cost $113)	129
Health Sciences Portfolio - II (TRHS2)
4,714,655 shares (cost $104,977,746)	140,496,707
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
996,711 shares (cost $28,583,227)	30,449,525
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
1,094,367 shares (cost $12,391,033)	11,600,295
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,902,644 shares (cost $22,710,675)	28,349,388

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,667,648 shares (cost $50,205,691)	$52,347,466
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
330,980 shares (cost $1,732,738)	1,790,170
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
151,090 shares (cost $778,056)	802,499
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
444,821 shares (cost $2,305,220)	2,389,888
Variable Insurance Portfolios - Asset Strategy (WRASP)
16,874,570 shares (cost $175,897,067)	223,564,432
Variable Insurance Portfolios - High Income (WRHIP)
20,582,683 shares (cost $79,825,054)	82,246,345
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
3,316,795 shares (cost $30,895,689)	35,566,993
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
497,406 shares (cost $2,662,366)	2,869,633
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
4,851,933 shares (cost $25,885,876)	29,770,488
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
7,441,120 shares (cost $40,932,509)	47,456,488
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
1,245,861 shares (cost $6,727,406)	7,518,773
Advantage VT Discovery Fund (SVDF)
1,374 shares (cost $24,796)	48,348
Advantage VT Opportunity Fund - Class 2 (SVOF)
11,670 shares (cost $168,840)	305,179
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
5,123,742 shares (cost $44,116,798)	57,488,382
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
713 shares (cost $5,113)	7,633
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
29,375 shares (cost $304,913)	296,394
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
1,657 shares (cost $33,372)	53,340

Total Investments	41,548,300,517

Accounts Receivable-Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)	132,688
Accounts Receivable-U.S. Real Estate Portfolio - Class I (MSVRE)	162
Accounts Receivable-U.S. Real Estate Portfolio - Class II (MSVREB)	10
Accounts Receivable-VP Capital Appreciation Fund - Class I (ACVCA)	1,034
Accounts Receivable-VP International Fund - Class I (ACVI)	223
Accounts Receivable-Growth Portfolio - I Class Shares (AMTG)	499
Accounts Receivable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	13
Accounts Receivable-Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)	4
Accounts Receivable-Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)	15

Other Accounts Payable	(55,023)
Accounts Payable-Janus Aspen Series - Enterprise Portfolio - Service Shares (JAMGS)	(3)
Accounts Payable-NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	(4)
Accounts Payable-VP Vista(SM) Fund - Class I (ACVVS1)	(48)
Accounts Payable-Contrafund(R)Portfolio - Service Class 2 (FC2)	(916)
Accounts Payable-Structured Small Cap Equity Fund: Service Shares (GVSSCS)	(6)
Accounts Payable-Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	(6)
Accounts Payable-Blue Chip Growth Portfolio - II (TRBCG2)	(129)
Accounts Payable-Advantage VT Opportunity Fund - Class 2 (SVOF)	(280)

$41,548,378,750

Contract Owners’ Equity:
Accumulation units	41,538,293,092
Contracts in payout (annuitization) period (note 1f)	10,085,658

Total Contract Owners’ Equity (note 5)	$41,548,378,750

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	ALMCS	ALVDAA	ALVDAB	ACVIP1	AFGF	AFHY	AVPAP2
Reinvested dividends	$580,954,167	-	54	14,918	251	135,394	86,370	3,541,908
Mortality and expense risk charges (note 2)	(573,238,907)	(4,628)	(28)	(89,303)	(76)	(150,726)	(15,199)	(2,530,303)

Net investment income (loss)	7,715,260	(4,628)	26	(74,385)	175	(15,332)	71,171	1,011,605
Realized gain (loss) on investments	457,179,594	53,544	1	46,184	(163)	428,230	(57,618)	608
Change in unrealized gain (loss) on investments	4,797,378,405	85,118	845	474,949	(1,029)	2,491,862	64,792	25,889,242

Net gain (loss) on investments	5,254,557,999	138,662	846	521,133	(1,192)	2,920,092	7,174	25,889,850

Reinvested capital gains	510,501,962	-	53	20,576	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,772,775,221	134,034	925	467,324	(1,017)	2,904,760	78,345	26,901,455

Investment Activity:	AFGC	MLVGA3	CHSMM	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG
Reinvested dividends	$8,715	2,519,603	1,128	-	-	4,146,490	2,514,650	527,713
Mortality and expense risk charges (note 2)	(13,147)	(3,224,467)	(105,622)	(288)	(24,022)	(3,032,662)	(2,351,956)	(557,226)

Net investment income (loss)	(4,432)	(704,864)	(104,494)	(288)	(24,022)	1,113,828	162,694	(29,513)
Realized gain (loss) on investments	7,558	480,806	-	15	11,101	9,910,408	(170,702)	2,926,256
Change in unrealized gain (loss) on investments	(71,289)	14,078,873	-	16,146	442,070	46,211,129	38,379,903	8,831,655

Net gain (loss) on investments	(63,731)	14,559,679	-	16,161	453,171	56,121,537	38,209,201	11,757,911

Reinvested capital gains	26,579	9,798,344	-	-	-	2,506,810	1,637,024	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(41,584)	23,653,159	(104,494)	15,873	429,149	59,742,175	40,008,919	11,728,398

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	ETVFR	FRESS2	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	IVBRA1
Reinvested dividends	$1,680	2,110	1,974	189,829	110,202	24,901	48,437	630
Mortality and expense risk charges (note 2)	(222)	(198)	(35,309)	(164,448)	(498,860)	(69,138)	(359,194)	(76)

Net investment income (loss)	1,458	1,912	(33,335)	25,381	(388,658)	(44,237)	(310,757)	554
Realized gain (loss) on investments	(1)	(8)	94,586	130,038	2,725,402	208,939	758,259	-
Change in unrealized gain (loss) on investments	148	(12,851)	77,371	2,056,941	5,653,487	340,386	6,164,921	(963)

Net gain (loss) on investments	147	(12,859)	171,957	2,186,979	8,378,889	549,325	6,923,180	(963)

Reinvested capital gains	44	5,681	107,917	-	-	346,153	-	1,105

Net increase (decrease) in contract owners’ equity resulting from operations	$1,649	(5,266)	246,539	2,212,360	7,990,231	851,241	6,612,423	696

Investment Activity:	JPMMV1	JABS	JAMGS	JACAS	JAGTS	JAIGS	LZREMS	MIGSC
Reinvested dividends	$122,442	224,328	3	845,421	-	2,308,024	569	33,073
Mortality and expense risk charges (note 2)	(178,300)	(155,103)	(16)	(2,236,004)	(315,960)	(1,094,664)	(37)	(124,131)

Net investment income (loss)	(55,858)	69,225	(13)	(1,390,583)	(315,960)	1,213,360	532	(91,058)
Realized gain (loss) on investments	1,686,455	149,145	1	4,567,792	597,188	(2,069,784)	50	642,307
Change in unrealized gain (loss) on investments	1,652,493	1,191,795	892	34,285,389	6,050,615	9,834,302	(433)	1,229,361

Net gain (loss) on investments	3,338,948	1,340,940	893	38,853,181	6,647,803	7,764,518	(383)	1,871,668

Reinvested capital gains	131,580	516,142	-	-	-	-	237	248,547

Net increase (decrease) in contract owners’ equity resulting from operations	$3,414,670	1,926,307	880	37,462,598	6,331,843	8,977,878	386	2,029,157

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	MNDSC	MVUSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB
Reinvested dividends	$-	180	3,452,114	1,523,227	46,210	587,751	118,214	36,035
Mortality and expense risk charges (note 2)	(246,926)	(28)	(5,566,013)	(1,654,764)	(16,686)	(266,124)	(39,627)	(12,806)

Net investment income (loss)	(246,926)	152	(2,113,899)	(131,537)	29,524	321,627	78,587	23,229
Realized gain (loss) on investments	641,061	1	19,077,934	1,612,253	23,585	322,236	42,029	9,855
Change in unrealized gain (loss) on investments	4,081,575	480	81,399,828	22,062,036	(74,772)	(1,018,539)	(479,013)	(142,321)

Net gain (loss) on investments	4,722,636	481	100,477,762	23,674,289	(51,187)	(696,303)	(436,984)	(132,466)

Reinvested capital gains	159,903	161	1,059,286	-	-	-	36,234	11,213

Net increase (decrease) in contract owners’ equity resulting from operations	$4,635,613	794	99,423,149	23,542,752	(21,663)	(374,676)	(322,163)	(98,024)

Investment Activity:	VKVGR2	MSVRE	MSVREB	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$3,102	335	41	956,950	2,705,223	56,602,228	25,812,337	660,115
Mortality and expense risk charges (note 2)	(1,468)	(456)	(62)	(705,764)	(2,462,462)	(66,480,428)	(21,677,647)	(2,539,193)

Net investment income (loss)	1,634	(121)	(21)	251,186	242,761	(9,878,200)	4,134,690	(1,879,078)
Realized gain (loss) on investments	4,230	1,565	12	1,956,272	5,051,318	10,231,221	357,522	304,128
Change in unrealized gain (loss) on investments	(7,673)	(1,166)	38	10,623,314	32,294,637	836,203,892	(61,671,830)	41,606,303

Net gain (loss) on investments	(3,443)	399	50	12,579,586	37,345,955	846,435,113	(61,314,308)	41,910,431

Reinvested capital gains	-	-	-	1,003,134	3,084,906	1,052,405	429,639	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,809)	278	29	13,833,906	40,673,622	837,609,318	(56,749,979)	40,031,353

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6
Reinvested dividends	$878,927	15,052,301	337,350	5,568,335	2,241	9,135	200,685	505,352
Mortality and expense risk charges (note 2)	(4,121,156)	(22,898,669)	(80,184)	(1,333,440)	(2,466)	(14,352)	(250,553)	(819,157)

Net investment income (loss)	(3,242,229)	(7,846,368)	257,166	4,234,895	(225)	(5,217)	(49,868)	(313,805)
Realized gain (loss) on investments	(1,392,479)	18,777,719	(153,370)	3,857,490	1,547	(33,438)	307,112	1,213,668
Change in unrealized gain (loss) on investments	69,808,562	383,090,590	200,290	(3,372,155)	(2,075)	24,363	(550,033)	(1,437,303)

Net gain (loss) on investments	68,416,083	401,868,309	46,920	485,335	(528)	(9,075)	(242,921)	(223,635)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$65,173,854	394,021,941	304,086	4,720,230	(753)	(14,292)	(292,789)	(537,440)

Investment Activity:	GIG	GIG3	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2
Reinvested dividends	$386	124,939	139,869	819,304	306,485	27,160	1,151,032	464,420
Mortality and expense risk charges (note 2)	(613)	(323,492)	(405,231)	(1,090,192)	(523,723)	(39,947)	(2,771,192)	(571,035)

Net investment income (loss)	(227)	(198,553)	(265,362)	(270,888)	(217,238)	(12,787)	(1,620,160)	(106,615)
Realized gain (loss) on investments	1,577	1,151,908	856,710	3,100,663	1,174,613	217,622	8,279,074	1,095,950
Change in unrealized gain (loss) on investments	8,943	2,684,448	3,345,706	21,948,594	8,335,590	699,071	44,612,301	6,397,680

Net gain (loss) on investments	10,520	3,836,356	4,202,416	25,049,257	9,510,203	916,693	52,891,375	7,493,630

Reinvested capital gains	-	-	-	3,368,774	1,441,113	-	-	870,113

Net increase (decrease) in contract owners’ equity resulting from operations	$10,293	3,637,803	3,937,054	28,147,143	10,734,078	903,906	51,271,215	8,257,128

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2
Reinvested dividends	$29,992,061	42,457,147	12,930,816	43,148,702	5,609,004	13,700,221	60,486	2,674,255
Mortality and expense risk charges (note 2)	(27,042,031)	(41,258,277)	(11,653,702)	(39,202,987)	(6,223,974)	(11,779,539)	(38,934)	(1,864,295)

Net investment income (loss)	2,950,030	1,198,870	1,277,114	3,945,715	(614,970)	1,920,682	21,552	809,960
Realized gain (loss) on investments	4,075,094	20,706,640	9,223,433	5,146,672	21,939,837	10,364,249	20,174	1,578,539
Change in unrealized gain (loss) on investments	166,116,441	374,973,405	2,142,758	308,281,833	39,571,554	42,004,293	(177,322)	(7,867,022)

Net gain (loss) on investments	170,191,535	395,680,045	11,366,191	313,428,505	61,511,391	52,368,542	(157,148)	(6,288,483)

Reinvested capital gains	38,377,324	76,079,358	11,557,662	64,898,963	16,755,205	16,216,497	25,848	1,172,463

Net increase (decrease) in contract owners’ equity resulting from operations	$211,518,889	472,958,273	24,200,967	382,273,183	77,651,626	70,505,721	(109,748)	(4,306,060)

Investment Activity:	NVLCP2	TRF	TRF2	GBF	CAF	CAF2	GVIX8	GVIDA
Reinvested dividends	$815,953	1,677,602	1,565,963	6,362,704	224,524	310,451	764,143	3,459,577
Mortality and expense risk charges (note 2)	(757,443)	(1,709,430)	(2,556,750)	(5,182,646)	(448,284)	(485,658)	(382,853)	(4,027,419)

Net investment income (loss)	58,510	(31,828)	(990,787)	1,180,058	(223,760)	(175,207)	381,290	(567,842)
Realized gain (loss) on investments	183,148	3,205,948	7,066,711	(4,448,056)	2,735,912	885,970	458,755	(11,494,309)
Change in unrealized gain (loss) on investments	(3,026,690)	29,966,606	32,748,740	(19,824,332)	5,910,351	6,764,634	3,698,239	63,244,804

Net gain (loss) on investments	(2,843,542)	33,172,554	39,815,451	(24,272,388)	8,646,263	7,650,604	4,156,994	51,750,495

Reinvested capital gains	1,032,030	-	-	3,774,184	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,753,002)	33,140,726	38,824,664	(19,318,146)	8,422,503	7,475,397	4,538,284	51,182,653

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$16,407,953	23,487,644	11,960,136	45,025,937	18,531,300	14,147,246	1,387,745	-
Mortality and expense risk charges (note 2)	(13,175,785)	(19,843,435)	(10,466,209)	(40,991,897)	(18,916,228)	(12,725,907)	(1,797,970)	(9,526,813)

Net investment income (loss)	3,232,168	3,644,209	1,493,927	4,034,040	(384,928)	1,421,339	(410,225)	(9,526,813)
Realized gain (loss) on investments	2,185,469	9,321,882	7,107,584	11,964,272	3,147,074	3,206,608	1,385,769	-
Change in unrealized gain (loss) on investments	82,777,928	182,261,572	2,751,459	348,297,316	215,946,893	54,108,601	28,255,830	-

Net gain (loss) on investments	84,963,397	191,583,454	9,859,043	360,261,588	219,093,967	57,315,209	29,641,599	-

Reinvested capital gains	8,256,324	19,732,678	10,375,117	-	-	10,241,697	3,139,647	-

Net increase (decrease) in contract owners’ equity resulting from operations	$96,451,889	214,960,341	21,728,087	364,295,628	218,709,039	68,978,245	32,371,021	(9,526,813)

Investment Activity:	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1
Reinvested dividends	$412,040	1,589,440	10,869	110,470	1,448,943	76,498	591,926	59,238
Mortality and expense risk charges (note 2)	(450,511)	(2,662,993)	(7,826)	(67,066)	(970,978)	(132,137)	(1,906,149)	(55,873)

Net investment income (loss)	(38,471)	(1,073,553)	3,043	43,404	477,965	(55,639)	(1,314,223)	3,365
Realized gain (loss) on investments	1,651,681	8,188,246	(50,857)	(45,030)	496,957	628,432	7,953,860	347,603
Change in unrealized gain (loss) on investments	4,480,393	21,276,909	136,627	906,213	10,330,848	1,555,286	17,856,229	597,484

Net gain (loss) on investments	6,132,074	29,465,155	85,770	861,183	10,827,805	2,183,718	25,810,089	945,087

Reinvested capital gains	-	-	-	-	-	727,199	8,372,121	205,263

Net increase (decrease) in contract owners’ equity resulting from operations	$6,093,603	28,391,602	88,813	904,587	11,305,770	2,855,278	32,867,987	1,153,715

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF
Reinvested dividends	$707,108	-	-	49	3,300,204	-	-	306,369
Mortality and expense risk charges (note 2)	(882,636)	(2,514,259)	(2,060,024)	(8)	(4,182,908)	(86,942)	(327,584)	(499,265)

Net investment income (loss)	(175,528)	(2,514,259)	(2,060,024)	41	(882,704)	(86,942)	(327,584)	(192,896)
Realized gain (loss) on investments	2,597,079	11,119,281	12,582,195	1	15,813,550	344,030	931,547	888,031
Change in unrealized gain (loss) on investments	10,501,690	37,480,023	19,591,119	258	53,762,384	1,727,694	5,304,918	11,375,974

Net gain (loss) on investments	13,098,769	48,599,304	32,173,314	259	69,575,934	2,071,724	6,236,465	12,264,005

Reinvested capital gains	2,857,534	13,715,129	9,235,792	162	12,969,050	375,867	1,202,349	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,780,775	59,800,174	39,349,082	462	81,662,280	2,360,649	7,111,230	12,071,109

Investment Activity:	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3
Reinvested dividends	$204,543	103,588	62,112	6,314,370	1,045,419	2,683,886	1,195,344	4,456,262
Mortality and expense risk charges (note 2)	(475,108)	(1,037,977)	(710,860)	(2,813,316)	(1,390,202)	(4,668,894)	(3,581,631)	(3,965,922)

Net investment income (loss)	(270,565)	(934,389)	(648,748)	3,501,054	(344,783)	(1,985,008)	(2,386,287)	490,340
Realized gain (loss) on investments	4,709,387	58,965	4,214,308	2,941,631	205,999	13,659,202	11,098,516	6,615,865
Change in unrealized gain (loss) on investments	5,126,121	26,470,463	12,116,439	(11,224,554)	(1,169,640)	93,705,547	60,547,793	32,625,894

Net gain (loss) on investments	9,835,508	26,529,428	16,330,747	(8,282,923)	(963,641)	107,364,749	71,646,309	39,241,759

Reinvested capital gains	-	-	-	-	74,607	-	-	2,321,659

Net increase (decrease) in contract owners’ equity resulting from operations	$9,564,943	25,595,039	15,681,999	(4,781,869)	(1,233,817)	105,379,741	69,260,022	42,053,758

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	EIF	EIF2	NVRE1	NVRE2	NVLM2	NCPG2	NCPGI2	IDPG2
Reinvested dividends	$-	-	867,298	952,636	162	3,150,268	1,471,030	1,794,314
Mortality and expense risk charges (note 2)	(184)	(2,455,142)	(826,588)	(1,140,015)	(53)	(827,008)	(382,612)	(446,803)

Net investment income (loss)	(184)	(2,455,142)	40,710	(187,379)	109	2,323,260	1,088,418	1,347,511
Realized gain (loss) on investments	44	11,034,670	4,314,416	4,501,549	1	-	-	-
Change in unrealized gain (loss) on investments	14,682	34,795,596	(7,343,843)	(8,917,361)	1,281	7,081,125	2,327,503	4,086,980

Net gain (loss) on investments	14,726	45,830,266	(3,029,427)	(4,415,812)	1,282	7,081,125	2,327,503	4,086,980

Reinvested capital gains	-	-	4,251,930	5,319,244	124	1,772,943	797,309	133,058

Net increase (decrease) in contract owners’ equity resulting from operations	$14,542	43,375,124	1,263,213	716,053	1,515	11,177,328	4,213,230	5,567,549

Investment Activity:	IDPGI2	NVSIX2	GVEX2	NOTB4	NOTG4	NOTMG4	PMVRA	ALVBWB
Reinvested dividends	$1,069,970	98,395	665,361	23,509	33,517	12,112	494	8,879
Mortality and expense risk charges (note 2)	(297,323)	(39,439)	(183,337)	(36,612)	(37,441)	(16,466)	(27)	(1,433)

Net investment income (loss)	772,647	58,956	482,024	(13,103)	(3,924)	(4,354)	467	7,446
Realized gain (loss) on investments	112	38,927	4,632	15,344	4,373	8,130	(114)	2,549
Change in unrealized gain (loss) on investments	2,007,421	619,805	2,577,644	109,985	300,359	97,246	(1,168)	39,020

Net gain (loss) on investments	2,007,533	658,732	2,582,276	125,329	304,732	105,376	(1,282)	41,569

Reinvested capital gains	214,369	-	-	-	-	-	237	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,994,549	717,688	3,064,300	112,226	300,808	101,022	(578)	49,015

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	ALVGIB	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2
Reinvested dividends	$74,621	123	308,490	555,049	-	350,062	90,185	4,322,171
Mortality and expense risk charges (note 2)	(96,789)	(152)	(1,198,027)	(467,480)	(1,023)	(209,960)	(63,311)	(4,063,459)

Net investment income (loss)	(22,168)	(29)	(889,537)	87,569	(1,023)	140,102	26,874	258,712
Realized gain (loss) on investments	(190,779)	(39)	3,921,331	415,270	7,064	329,490	(76,345)	1,368,550
Change in unrealized gain (loss) on investments	2,071,226	10,870	15,160,210	3,973,488	9,931	4,046,987	1,388,392	(39,040,641)

Net gain (loss) on investments	1,880,447	10,831	19,081,541	4,388,758	16,995	4,376,477	1,312,047	(37,672,091)

Reinvested capital gains	-	1,144	4,214,868	693,126	2,877	-	-	9,696,989

Net increase (decrease) in contract owners’ equity resulting from operations	$1,858,279	11,946	22,406,872	5,169,453	18,849	4,516,579	1,338,921	(27,716,390)

Investment Activity:	ACVI	ACVI3	ACVMV1	ACVMV2	ACVVS1	DVSCS	DCAP	DCAPS
Reinvested dividends	$201	1	106,884	982,933	-	1,068,310	693,339	1,982,416
Mortality and expense risk charges (note 2)	(149)	(1)	(116,406)	(1,427,618)	(47)	(1,523,332)	(475,638)	(1,771,144)

Net investment income (loss)	52	-	(9,522)	(444,685)	(47)	(455,022)	217,701	211,272
Realized gain (loss) on investments	183	11	421,820	5,624,579	1,970	7,695,353	878,967	6,331,715
Change in unrealized gain (loss) on investments	1,816	(5)	1,616,082	15,750,274	(1,120)	23,308,750	5,195,130	13,225,345
Net gain (loss) on investments	1,999	6	2,037,902	21,374,853	850	31,004,103	6,074,097	19,557,060

Reinvested capital gains	-	-	120,903	1,331,582	-	1,313,691	86,023	272,433

Net increase (decrease) in contract owners’ equity resulting from operations	$2,051	6	2,149,283	22,261,750	803	31,862,772	6,377,821	20,040,765

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	DVDLS	DGI	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP
Reinvested dividends	$-	127,563	10,016	456,361	1,392,376	8,568,659	56,291	2,644,672
Mortality and expense risk charges (note 2)	(18,296)	(188,842)	(20,230)	(138,222)	(516,847)	(4,721,338)	(130,882)	(640,111)

Net investment income (loss)	(18,296)	(61,279)	(10,214)	318,139	875,529	3,847,321	(74,591)	2,004,561
Realized gain (loss) on investments	430,368	438,477	53,204	388,099	62,056	(2,254,315)	773,237	(547,533)
Change in unrealized gain (loss) on investments	87,478	3,869,004	108,268	(749,372)	(1,211,431)	57,857,545	1,544,660	658,671

Net gain (loss) on investments	517,846	4,307,481	161,472	(361,273)	(1,149,375)	55,603,230	2,317,897	111,138

Reinvested capital gains	-	-	27,994	-	-	22,745,866	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$499,550	4,246,202	179,252	(43,134)	(273,846)	82,196,417	2,243,306	2,115,699

Investment Activity:	FAMP	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S
Reinvested dividends	$2,092,283	590,157	5,237,020	91,705	2,618,187	182,421	7,109,669	164,176
Mortality and expense risk charges (note 2)	(1,818,718)	(1,226,818)	(3,312,057)	(79,506)	(2,493,575)	(139,350)	(6,777,463)	(125,968)

Net investment income (loss)	273,565	(636,661)	1,924,963	12,199	124,612	43,071	332,206	38,208
Realized gain (loss) on investments	5,239,754	(2,581,669)	(1,547,963)	482,484	(59,045)	718,244	(1,809,383)	472,940
Change in unrealized gain (loss) on investments	12,382,327	18,748,603	32,068,824	94,721	15,888,780	526,760	54,696,223	1,098,249

Net gain (loss) on investments	17,622,081	16,166,934	30,520,861	577,205	15,829,735	1,245,004	52,886,840	1,571,189

Reinvested capital gains	324,301	520,533	15,353,797	70,641	1,912,740	144,574	6,156,404	134,233

Net increase (decrease) in contract owners’ equity resulting from operations	$18,219,947	16,050,806	47,799,621	660,045	17,867,087	1,432,649	59,375,450	1,743,630

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FF30S2	FGP	FG2	FHIPR	FIGBS	FIGBP2	FMCS	FMC2
Reinvested dividends	$541,542	985,915	61,657	1,131,482	434,276	8,330,345	99,650	723,668
Mortality and expense risk charges (note 2)	(553,639)	(4,603,558)	(1,856,757)	(285,807)	(290,794)	(6,123,807)	(324,443)	(4,112,502)

Net investment income (loss)	(12,097)	(3,617,643)	(1,795,100)	845,675	143,482	2,206,538	(224,793)	(3,388,834)
Realized gain (loss) on investments	(9,851)	16,880,624	7,418,902	397,562	311,119	2,312,824	1,721,464	562,368
Change in unrealized gain (loss) on investments	5,579,215	89,957,845	29,428,199	(269,515)	(1,420,795)	(23,548,354)	2,632,210	45,515,203

Net gain (loss) on investments	5,569,364	106,838,469	36,847,101	128,047	(1,109,676)	(21,235,530)	4,353,674	46,077,571

Reinvested capital gains	479,930	234,742	93,826	-	231,711	4,764,478	3,142,412	34,734,824

Net increase (decrease) in contract owners’ equity resulting from operations	$6,037,197	103,455,568	35,145,827	973,722	(734,483)	(14,264,514)	7,271,293	77,423,561

Investment Activity:	FOP	FOPR	FO2	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2
Reinvested dividends	$712,903	345,628	23,014	884,546	54,569	11,086,282	864,699	1,904,748
Mortality and expense risk charges (note 2)	(703,105)	(333,518)	(32,952)	(1,088,267)	(91,519)	(2,729,695)	(836,134)	(2,260,306)

Net investment income (loss)	9,798	12,110	(9,938)	(203,721)	(36,950)	8,356,587	28,565	(355,558)
Realized gain (loss) on investments	1,844,280	(1,095,103)	75,796	(842,408)	778,015	(1,623,460)	3,959,188	19,504,837
Change in unrealized gain (loss) on investments	11,467,326	7,425,544	529,541	18,402,581	1,001,419	13,439,321	9,488,589	20,652,094

Net gain (loss) on investments	13,311,606	6,330,441	605,337	17,560,173	1,779,434	11,815,861	13,447,777	40,156,931

Reinvested capital gains	195,429	94,747	7,932	288,086	-	-	-	2,458,140

Net increase (decrease) in contract owners’ equity resulting from operations	$13,516,833	6,437,298	603,331	17,644,538	1,742,484	20,172,448	13,476,342	42,259,513

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FTVMD2	FTVDM3	TIF2	TIF3	FTVGI2	FTVGI3	FTVFA2	FTVSI2
Reinvested dividends	$1,273	448,014	82,805	1,678,189	635	5,951,546	4,674,284	-
Mortality and expense risk charges (note 2)	(304)	(348,516)	(51,218)	(1,114,612)	(700)	(1,885,033)	(686,526)	(21)

Net investment income (loss)	969	99,498	31,587	563,577	(65)	4,066,513	3,987,758	(21)
Realized gain (loss) on investments	(207)	1,664,645	103,162	6,392,261	(106)	579,522	201,432	-
Change in unrealized gain (loss) on investments	8,192	(2,448,177)	534,540	6,440,659	9,430	(6,162,439)	(2,897,581)	335

Net gain (loss) on investments	7,985	(783,532)	637,702	12,832,920	9,324	(5,582,917)	(2,696,149)	335

Reinvested capital gains	5,292	-	-	-	164	1,551,702	6,816,750	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,246	(684,034)	669,289	13,396,497	9,423	35,298	8,108,359	314

Investment Activity:	FTVHI2	GVSSCS	AMTB	AMTG	AMTP	AMFAS	AMSRS	OVMS
Reinvested dividends	$-	64	3,284,816	-	147	-	183,693	871,112
Mortality and expense risk charges (note 2)	(134)	(18)	(2,366,424)	(194)	(186)	(59,238)	(388,615)	(496,691)

Net investment income (loss)	(134)	46	918,392	(194)	(39)	(59,238)	(204,922)	374,421
Realized gain (loss) on investments	26	16	(2,722,505)	655	541	389,000	419,750	(1,456,616)
Change in unrealized gain (loss) on investments	2,988	46	399,762	3,018	2,873	1,043,786	7,916,551	5,197,517

Net gain (loss) on investments	3,014	62	(2,322,743)	3,673	3,414	1,432,786	8,336,301	3,740,901

Reinvested capital gains	-	1,099	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,880	1,207	(1,404,351)	3,479	3,375	1,373,548	8,131,379	4,115,322

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVIG	OVGI	OVGIS
Reinvested dividends	$1,536,897	745,092	860,853	1,515,234	84,011	148	128,915	1,879,682
Mortality and expense risk charges (note 2)	(406,368)	(718,389)	(1,101,181)	(1,475,499)	(102,776)	(788)	(155,004)	(3,574,600)

Net investment income (loss)	1,130,529	26,703	(240,328)	39,735	(18,765)	(640)	(26,089)	(1,694,918)
Realized gain (loss) on investments	(2,033,826)	839,428	417,834	8,447,794	546,995	208	201,204	7,866,915
Change in unrealized gain (loss) on investments	468,560	11,562,325	16,767,000	16,605,739	1,123,759	33,322	2,912,043	50,051,316

Net gain (loss) on investments	(1,565,266)	12,401,753	17,184,834	25,053,533	1,670,754	33,530	3,113,247	57,918,231

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(434,737)	12,428,456	16,944,506	25,093,268	1,651,989	32,890	3,087,158	56,223,313

Investment Activity:	OVSC	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD
Reinvested dividends	$58,069	442,532	1,173	49,982	406,304	1,993,896	481,457	4,870,814
Mortality and expense risk charges (note 2)	(87,543)	(998,542)	(132,270)	(13,283)	(133,594)	(632,869)	(410,636)	(5,657,731)

Net investment income (loss)	(29,474)	(556,010)	(131,097)	36,699	272,710	1,361,027	70,821	(786,917)
Realized gain (loss) on investments	616,393	7,773,894	870,218	(2,532)	19,930	36,266	(49,614)	1,325,524
Change in unrealized gain (loss) on investments	1,385,306	12,337,397	2,228,268	(51,785)	(463,141)	(2,189,066)	(2,429,682)	(6,906,910)

Net gain (loss) on investments	2,001,699	20,111,291	3,098,486	(54,317)	(443,211)	(2,152,800)	(2,479,296)	(5,581,386)

Reinvested capital gains	76,446	763,971	-	-	-	-	298,344	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,048,671	20,319,252	2,967,389	(17,618)	(170,501)	(791,773)	(2,110,131)	(6,368,303)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	PMVTRD	PMVRSD	PMVEBD	PVGIB	PVTIGB	PVTVB	ACEG2	VYDS
Reinvested dividends	$5,123,014	-	174	48,246	4,821	16,651	14,415	2,774
Mortality and expense risk charges (note 2)	(3,718,795)	(22)	(14)	(42,312)	(4,835)	(28,357)	(87,144)	(5,678)

Net investment income (loss)	1,404,219	(22)	160	5,934	(14)	(11,706)	(72,729)	(2,904)
Realized gain (loss) on investments	(94,393)	-	-	131,094	(38,353)	76,497	123,839	5,366
Change in unrealized gain (loss) on investments	(12,688,696)	(535)	(126)	656,925	111,925	627,591	1,799,146	120,946

Net gain (loss) on investments	(12,783,089)	(535)	(126)	788,019	73,572	704,088	1,922,985	126,312

Reinvested capital gains	2,338,141	-	64	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,040,729)	(557)	98	793,953	73,558	692,382	1,850,256	123,408

Investment Activity:	ROCSC	RVARS	TRHS2	VWHAS	VWBF	VWEM	VWHA	WRPMAV
Reinvested dividends	$666	-	-	78,737	314,088	484,174	418,381	-
Mortality and expense risk charges (note 2)	(97)	(14,955)	(1,439,588)	(357,528)	(176,317)	(399,286)	(803,181)	(1,118)

Net investment income (loss)	569	(14,955)	(1,439,588)	(278,791)	137,771	84,888	(384,800)	(1,118)
Realized gain (loss) on investments	36	(756)	3,635,705	270,389	(138,444)	(343,736)	(879,531)	14,551
Change in unrealized gain (loss) on investments	3,323	21,134	28,286,049	1,462,731	(1,489,019)	3,193,745	4,800,793	57,432

Net gain (loss) on investments	3,359	20,378	31,921,754	1,733,120	(1,627,463)	2,850,009	3,921,262	71,983

Reinvested capital gains	3,462	-	5,531,671	305,242	2,543	-	1,195,978	1,468

Net increase (decrease) in contract owners’ equity resulting from operations	$7,390	5,423	36,013,837	1,759,571	(1,487,149)	2,934,897	4,732,440	72,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	WRPMCV	WRPMMV	WRASP	WRHIP	WRMCG	WRPCP	WRPMP	WRPMAP
Reinvested dividends	$-	-	1,978,170	2,243,789	-	41,109	274,990	490,957
Mortality and expense risk charges (note 2)	(685)	(2,108)	(2,618,901)	(833,321)	(313,722)	(10,812)	(99,978)	(158,488)

Net investment income (loss)	(685)	(2,108)	(640,731)	1,410,468	(313,722)	30,297	175,012	332,469
Realized gain (loss) on investments	1,258	5,107	1,000,531	1,143,472	189,369	32,472	72,060	78,099
Change in unrealized gain (loss) on investments	24,443	84,668	35,507,719	1,522,802	4,311,574	170,923	3,443,686	5,984,011

Net gain (loss) on investments	25,701	89,775	36,508,250	2,666,274	4,500,943	203,395	3,515,746	6,062,110

Reinvested capital gains	463	970	-	-	542,846	121,860	876,064	1,781,710

Net increase (decrease) in contract owners’ equity resulting from operations	$25,479	88,637	35,867,519	4,076,742	4,730,067	355,552	4,566,822	8,176,289

Investment Activity:	WRPMCP	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2
Reinvested dividends	$90,656	3	577	-	59	3,754	67
Mortality and expense risk charges (note 2)	(26,866)	(598)	(3,818)	(649,528)	(89)	(3,755)	(759)

Net investment income (loss)	63,790	(595)	(3,241)	(649,528)	(30)	(1)	(692)
Realized gain (loss) on investments	42,418	1,901	13,542	2,139,396	338	226	4,010
Change in unrealized gain (loss) on investments	677,314	12,241	62,487	12,576,461	782	(20,955)	8,707

Net gain (loss) on investments	719,732	14,142	76,029	14,715,857	1,120	(20,729)	12,717

Reinvested capital gains	269,849	1,169	-	2,105,421	-	9,528	4,153

Net increase (decrease) in contract owners’ equity resulting from operations	$1,053,371	14,716	72,788	16,171,750	1,090	(11,202)	16,178

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		ALMCS		ALVDAA		ALVDAB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$7,715,260	(868,382)	(4,628)	(4,669)	26	-	(74,385)	(9,240)
Realized gain (loss) on investments	457,179,594	138,736,108	53,544	(51,583)	1	-	46,184	438
Change in unrealized gain (loss) on investments	4,797,378,405	2,715,330,029	85,118	113,711	845	-	474,949	61,461
Reinvested capital gains	510,501,962	391,317,868	-	-	53	-	20,576	404

Net increase (decrease) in contract owners’ equity resulting from operations	5,772,775,221	3,244,515,623	134,034	57,459	925	-	467,324	53,063

Equity transactions:
Purchase payments received from contract owners (note 3)	5,436,211,476	4,330,208,480	-	-	14,588	-	5,735,930	1,883,778
Transfers between funds	-	-	54,912	(21,165)	79	-	435,150	62,903
Redemptions	(3,376,288,511)	(3,178,018,419)	(45,395)	(27,091)	-	-	(353,794)	(8,605)
Annuity benefits	(1,499,588)	(1,609,188)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(239,707,518)	(195,320,379)	(16)	(5)	-	-	(36)	-
Contingent deferred sales charges (note 2)	(16,694,003)	(20,085,587)	-	-	-	-	(9,161)	-
Adjustments to maintain reserves	586,925	(599,214)	(28)	4	3	-	(146)	10

Net equity transactions	1,802,608,781	934,575,693	9,473	(48,257)	14,670	-	5,807,943	1,938,086

Net change in contract owners’ equity	7,575,384,002	4,179,091,316	143,507	9,202	15,595	-	6,275,267	1,991,149
Contract owners’ equity beginning of period	33,972,994,748	29,793,903,432	402,340	393,138	-	-	1,991,149	-

Contract owners’ equity end of period	$41,548,378,750	33,972,994,748	545,847	402,340	15,595	-	8,266,416	1,991,149

CHANGES IN UNITS:
Beginning units	2,640,272,691	2,517,758,479	29,102	32,647	-	-	196,701	-
Units purchased	791,386,600	707,765,795	3,523	7,017	1,477	-	604,526	197,949
Units redeemed	(604,009,209)	(585,251,583)	(3,167)	(10,562)	-	-	(58,734)	(1,248)

Ending units	2,827,650,082	2,640,272,691	29,458	29,102	1,477	-	742,493	196,701

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVIP1		AFGF		AFHY		AVPAP2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$175	-	(15,332)	(26,584)	71,171	101,145	1,011,605	97,105
Realized gain (loss) on investments	(163)	-	428,230	137,504	(57,618)	75,394	608	(1)
Change in unrealized gain (loss) on investments	(1,029)	-	2,491,862	1,485,565	64,792	3,862	25,889,242	8,806
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,017)	-	2,904,760	1,596,485	78,345	180,401	26,901,455	105,910

Equity transactions:
Purchase payments received from contract owners (note 3)	47,011	-	6,896	17,280	925	1,418	343,125,655	12,416,356
Transfers between funds	443	-	(151,341)	(65,976)	(370,390)	(960)	14,344,843	638,055
Redemptions	-	-	(1,102,274)	(590,226)	(269,057)	(34,272)	(1,440,996)	(54)
Annuity benefits	-	-	(734)	(641)	(1,466)	(1,401)	-	-
Contract maintenance charges (note 2)	-	-	(2,974)	(3,313)	(463)	(528)	(254,152)	-
Contingent deferred sales charges (note 2)	-	-	-	(147)	-	-	(15,258)	-
Adjustments to maintain reserves	52	-	641	542	887	820	132,590	(30)

Net equity transactions	47,506	-	(1,249,786)	(642,481)	(639,564)	(34,923)	355,892,682	13,054,327

Net change in contract owners’ equity	46,489	-	1,654,974	954,004	(561,219)	145,478	382,794,137	13,160,237
Contract owners’ equity beginning of period	-	-	10,717,811	9,763,807	1,957,169	1,811,691	13,160,237	-

Contract owners’ equity end of period	$46,489	-	12,372,785	10,717,811	1,395,950	1,957,169	395,954,374	13,160,237

CHANGES IN UNITS:
Beginning units	-	-	125,616	133,488	35,854	37,304	1,300,941	-
Units purchased	5,600	-	142	213	22,536	104,321	32,178,187	1,300,946
Units redeemed	(488)	-	(13,120)	(8,085)	(34,183)	(105,771)	(498,013)	(5)

Ending units	5,112	-	112,638	125,616	24,207	35,854	32,981,115	1,300,941

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AFGC		MLVGA3		CHSMM		DWVVLS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(4,432)	(1,282)	(704,864)	8,128	(104,494)	(121,636)	(288)	-
Realized gain (loss) on investments	7,558	15,531	480,806	876,600	-	-	15	-
Change in unrealized gain (loss) on investments	(71,289)	(36,013)	14,078,873	9,286,107	-	-	16,146	-
Reinvested capital gains	26,579	32,139	9,798,344	505,553	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(41,584)	10,375	23,653,159	10,676,388	(104,494)	(121,636)	15,873	-

Equity transactions:
Purchase payments received from contract owners (note 3)	189	243	82,385,180	32,521,177	2,836,160	4,508,129	208,814	-
Transfers between funds	(44,934)	(67,812)	6,940,473	(1,839,954)	(2,013,499)	(3,233,511)	1,022	-
Redemptions	(100,998)	(69,830)	(15,600,032)	(10,954,494)	(1,835,791)	(4,770,359)	-	-
Annuity benefits	(229)	(241)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(563)	(648)	(11,198)	(10,704)	(454)	(523)	-	-
Contingent deferred sales charges (note 2)	-	-	(61,059)	(46,330)	-	-	-	-
Adjustments to maintain reserves	151	160	(850)	(604)	31	37	(3)	-

Net equity transactions	(146,384)	(138,128)	73,652,514	19,669,091	(1,013,553)	(3,496,227)	209,833	-

Net change in contract owners’ equity	(187,968)	(127,753)	97,305,673	30,345,479	(1,118,047)	(3,617,863)	225,706	-
Contract owners’ equity beginning of period	1,095,748	1,223,501	154,015,464	123,669,985	10,825,869	14,443,732	-	-

Contract owners’ equity end of period	$907,780	1,095,748	251,321,137	154,015,464	9,707,822	10,825,869	225,706	-

CHANGES IN UNITS:
Beginning units	30,588	34,457	11,530,622	10,016,317	1,047,948	1,391,226	-	-
Units purchased	5	7	7,335,827	3,778,528	834,216	915,325	19,345	-
Units redeemed	(4,160)	(3,876)	(2,124,228)	(2,264,223)	(932,422)	(1,258,603)	(7)	-

Ending units	26,433	30,588	16,742,221	11,530,622	949,742	1,047,948	19,338	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DWVSVS		DSIF		DSIFS		DSRG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(24,022)	-	1,113,828	1,457,608	162,694	392,139	(29,513)	(207,312)
Realized gain (loss) on investments	11,101	-	9,910,408	8,840,652	(170,702)	(550,789)	2,926,256	2,295,367
Change in unrealized gain (loss) on investments	442,070	-	46,211,129	7,681,337	38,379,903	9,983,889	8,831,655	1,986,545
Reinvested capital gains	-	-	2,506,810	10,738,166	1,637,024	5,772,701	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	429,149	-	59,742,175	28,717,763	40,008,919	15,597,940	11,728,398	4,074,600

Equity transactions:
Purchase payments received from contract owners (note 3)	3,525,717	-	3,383,204	3,065,443	18,998,381	19,021,454	522,695	688,977
Transfers between funds	1,844,177	-	(1,345,935)	(1,571,346)	(2,905,774)	(3,519,032)	(524,461)	(191,678)
Redemptions	(103,744)	-	(29,323,740)	(31,854,859)	(12,547,913)	(13,537,724)	(5,203,285)	(5,313,891)
Annuity benefits	-	-	(64,468)	(61,740)	(9,216)	(35,545)	(3,065)	(2,701)
Contract maintenance charges (note 2)	(2,633)	-	(115,326)	(127,839)	(460,382)	(345,677)	(30,371)	(33,795)
Contingent deferred sales charges (note 2)	(259)	-	(16,713)	(22,120)	(48,911)	(68,980)	(2,364)	(7,779)
Adjustments to maintain reserves	(114)	-	1,352	136	(2,471)	(1,308)	164	154

Net equity transactions	5,263,144	-	(27,481,626)	(30,572,325)	3,023,714	1,513,188	(5,240,687)	(4,860,713)

Net change in contract owners’ equity	5,692,293	-	32,260,549	(1,854,562)	43,032,633	17,111,128	6,487,711	(786,113)
Contract owners’ equity beginning of period	-	-	209,124,239	210,978,801	131,126,647	114,015,519	38,328,044	39,114,157

Contract owners’ equity end of period	$5,692,293	-	241,384,788	209,124,239	174,159,280	131,126,647	44,815,755	38,328,044

CHANGES IN UNITS:
Beginning units	-	-	6,373,721	7,343,204	7,884,652	7,723,730	1,435,555	1,619,263
Units purchased	528,282	-	277,105	352,615	2,172,981	2,628,249	35,511	52,434
Units redeemed	(61,951)	-	(1,004,323)	(1,322,098)	(1,966,283)	(2,467,327)	(205,992)	(236,142)

Ending units	466,331	-	5,646,503	6,373,721	8,091,350	7,884,652	1,265,074	1,435,555

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ETVFR		FRESS2		GVGMNS		HVIE
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,458	-	1,912	-	(33,335)	(1,312)	25,381	(640)
Realized gain (loss) on investments	(1)	-	(8)	-	94,586	46	130,038	(100,939)
Change in unrealized gain (loss) on investments	148	-	(12,851)	-	77,371	13,126	2,056,941	1,065,413
Reinvested capital gains	44	-	5,681	-	107,917	672	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,649	-	(5,266)	-	246,539	12,532	2,212,360	963,834

Equity transactions:
Purchase payments received from contract owners (note 3)	53,406	-	136,764	-	3,911,123	525,929	3,763,473	2,964,602
Transfers between funds	113,701	-	-	-	205,536	38,549	(481,022)	(77,278)
Redemptions	-	-	-	-	(310,482)	(5,842)	(243,977)	(559,480)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(173)	-	(86,813)	(53,651)
Contingent deferred sales charges (note 2)	-	-	-	-	(1,190)	(213)	(3,677)	(8,428)
Adjustments to maintain reserves	(5)	-	(4)	-	(80)	(19)	(2,099)	(12,722)

Net equity transactions	167,102	-	136,760	-	3,804,734	558,404	2,945,885	2,253,043

Net change in contract owners’ equity	168,751	-	131,494	-	4,051,273	570,936	5,158,245	3,216,877
Contract owners’ equity beginning of period	-	-	-	-	570,936	-	9,259,820	6,042,943

Contract owners’ equity end of period	$168,751	-	131,494	-	4,622,209	570,936	14,418,065	9,259,820

CHANGES IN UNITS:
Beginning units	-	-	-	-	55,968	-	917,015	672,762
Units purchased	16,659	-	14,671	-	464,144	57,507	508,846	486,457
Units redeemed	-	-	-	-	(113,937)	(1,539)	(245,885)	(242,204)

Ending units	16,659	-	14,671	-	406,175	55,968	1,179,976	917,015

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	HVSIT		IVMCC2		IVKMG2		IVBRA1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(388,658)	(275,887)	(44,237)	(7,713)	(310,757)	(235,579)	554	-
Realized gain (loss) on investments	2,725,402	282,761	208,939	(227)	758,259	(159,601)	-	-
Change in unrealized gain (loss) on investments	5,653,487	3,353,709	340,386	58,225	6,164,921	(336,503)	(963)	-
Reinvested capital gains	-	-	346,153	7,869	-	6,819	1,105	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,990,231	3,360,583	851,241	58,154	6,612,423	(724,864)	696	-

Equity transactions:
Purchase payments received from contract owners (note 3)	7,305,046	5,933,771	4,480,847	1,015,995	266,163	412,549	50,612	-
Transfers between funds	1,424,464	(87,207)	466,305	467,222	(2,383,083)	23,476,825	45	-
Redemptions	(1,708,809)	(660,379)	(141,614)	(14,181)	(2,213,082)	(1,677,803)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(209,718)	(113,462)	(13,725)	(1,207)	(111,876)	(73,943)	-	-
Contingent deferred sales charges (note 2)	(12,474)	(8,601)	(1,231)	(43)	(9,227)	(13,754)	-	-
Adjustments to maintain reserves	(592)	(308)	(287)	(45)	(697)	(778)	(3)	-

Net equity transactions	6,797,917	5,063,814	4,790,295	1,467,741	(4,451,802)	22,123,096	50,654	-

Net change in contract owners’ equity	14,788,148	8,424,397	5,641,536	1,525,895	2,160,621	21,398,232	51,350	-
Contract owners’ equity beginning of period	22,301,050	13,876,653	1,525,895	-	21,398,232	-	-	-

Contract owners’ equity end of period	$37,089,198	22,301,050	7,167,431	1,525,895	23,558,853	21,398,232	51,350	-

CHANGES IN UNITS:
Beginning units	1,678,205	1,261,261	153,532	-	2,201,353	-	-	-
Units purchased	1,392,881	1,124,800	598,210	157,701	201,402	2,554,821	5,179	-
Units redeemed	(921,884)	(707,856)	(180,304)	(4,169)	(600,453)	(353,468)	-	-

Ending units	2,149,202	1,678,205	571,438	153,532	1,802,302	2,201,353	5,179	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JPMMV1		JABS		JAMGS		JACAS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(55,858)	(30,973)	69,225	133,562	(13)	-	(1,390,583)	(1,249,124)
Realized gain (loss) on investments	1,686,455	518,272	149,145	(143,799)	1	-	4,567,792	(162,263)
Change in unrealized gain (loss) on investments	1,652,493	934,965	1,191,795	446,216	892	-	34,285,389	25,949,401
Reinvested capital gains	131,580	-	516,142	817,709	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,414,670	1,422,264	1,926,307	1,253,688	880	-	37,462,598	24,538,014

Equity transactions:
Purchase payments received from contract owners (note 3)	921,795	228,612	210,806	36,509	9,311	-	15,364,826	14,847,992
Transfers between funds	3,150,496	3,530,039	(416,953)	860,490	-	-	(19,975,289)	2,891,518
Redemptions	(1,913,966)	(752,613)	(1,846,160)	(1,231,066)	-	-	(13,295,180)	(11,597,332)
Annuity benefits	-	-	(7,125)	-	-	-	-	-
Contract maintenance charges (note 2)	(3,987)	(3,007)	(862)	(912)	-	-	(672,673)	(560,583)
Contingent deferred sales charges (note 2)	(2,947)	(839)	(1,650)	(793)	-	-	(80,328)	(87,428)
Adjustments to maintain reserves	(89)	(106)	(10,964)	(108)	(2)	-	(1,544)	(1,361)

Net equity transactions	2,151,302	3,002,086	(2,072,908)	(335,880)	9,309	-	(18,660,188)	5,492,806

Net change in contract owners’ equity	5,565,972	4,424,350	(146,601)	917,808	10,189	-	18,802,410	30,030,820
Contract owners’ equity beginning of period	10,278,714	5,854,364	11,759,269	10,841,461	-	-	141,268,602	111,237,782

Contract owners’ equity end of period	$15,844,686	10,278,714	11,612,668	11,759,269	10,189	-	160,071,012	141,268,602

CHANGES IN UNITS:
Beginning units	597,636	404,489	637,267	655,718	-	-	8,531,781	8,157,179
Units purchased	370,462	318,277	44,723	101,324	836	-	1,659,468	2,927,685
Units redeemed	(262,057)	(125,130)	(153,722)	(119,775)	-	-	(2,662,455)	(2,553,083)

Ending units	706,041	597,636	528,268	637,267	836	-	7,528,794	8,531,781

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JAGTS		JAIGS		LZREMS		MIGSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(315,960)	(178,769)	1,213,360	(263,818)	532	-	(91,058)	(120,648)
Realized gain (loss) on investments	597,188	722,606	(2,069,784)	(2,758,370)	50	-	642,307	658,949
Change in unrealized gain (loss) on investments	6,050,615	(386,687)	9,834,302	(8,234,841)	(433)	-	1,229,361	312,080
Reinvested capital gains	-	-	-	9,366,961	237	-	248,547	437,026

Net increase (decrease) in contract owners’ equity resulting from operations	6,331,843	157,150	8,977,878	(1,890,068)	386	-	2,029,157	1,287,407

Equity transactions:
Purchase payments received from contract owners (note 3)	5,110,060	1,683,387	5,299,807	1,841,470	40,961	-	40,831	118,124
Transfers between funds	656,395	14,842,401	(7,585,908)	82,450,932	(498)	-	(248,098)	(434,498)
Redemptions	(2,155,791)	(1,110,909)	(10,227,262)	(6,933,784)	-	-	(1,726,890)	(2,206,573)
Annuity benefits	(511)	(449)	(13,857)	(11,180)	-	-	-	-
Contract maintenance charges (note 2)	(3,948)	(3,414)	(16,584)	(13,829)	-	-	(841)	(1,078)
Contingent deferred sales charges (note 2)	(7,338)	(1,980)	(52,971)	(30,108)	-	-	(874)	(3,605)
Adjustments to maintain reserves	(1,181)	(3,526)	(991)	(102,897)	(6)	-	(249)	(3,887)

Net equity transactions	3,597,686	15,405,510	(12,597,766)	77,200,604	40,457	-	(1,936,121)	(2,531,517)

Net change in contract owners’ equity	9,929,529	15,562,660	(3,619,888)	75,310,536	40,843	-	93,036	(1,244,110)
Contract owners’ equity beginning of period	17,318,486	1,755,826	80,449,978	5,139,442	-	-	8,220,030	9,464,140

Contract owners’ equity end of period	$27,248,015	17,318,486	76,830,090	80,449,978	40,843	-	8,313,066	8,220,030

CHANGES IN UNITS:
Beginning units	2,402,225	378,492	4,239,187	391,151	-	-	480,417	638,301
Units purchased	1,092,301	2,703,521	696,916	5,034,442	4,179	-	28,899	85,002
Units redeemed	(756,057)	(679,788)	(1,383,362)	(1,186,406)	(50)	-	(130,245)	(242,886)

Ending units	2,738,469	2,402,225	3,552,741	4,239,187	4,129	-	379,071	480,417

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MNDSC		MVUSC		MVFSC		MVIVSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(246,926)	(11,114)	152	-	(2,113,899)	(750,140)	(131,537)	(54,039)
Realized gain (loss) on investments	641,061	(2,784)	1	-	19,077,934	21,454,078	1,612,253	826,506
Change in unrealized gain (loss) on investments	4,081,575	46,713	480	-	81,399,828	18,997,367	22,062,036	8,039,702
Reinvested capital gains	159,903	72,688	161	-	1,059,286	2,388,656	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,635,613	105,503	794	-	99,423,149	42,089,961	23,542,752	8,812,169

Equity transactions:
Purchase payments received from contract owners (note 3)	8,371,076	1,086,920	20,189	-	28,527,711	20,769,221	26,965,050	18,099,412
Transfers between funds	9,912,066	1,392,940	-	-	(11,372,458)	(29,136,073)	16,495,681	4,486,866
Redemptions	(1,501,842)	(31,399)	-	-	(36,940,464)	(40,523,464)	(4,529,997)	(3,003,388)
Annuity benefits	-	-	-	-	(12,343)	(6,559)	-	-
Contract maintenance charges (note 2)	(28,015)	(2,197)	-	-	(1,674,348)	(1,467,206)	(710,182)	(502,127)
Contingent deferred sales charges (note 2)	(1,288)	(73)	-	-	(153,372)	(213,614)	(31,438)	(32,725)
Adjustments to maintain reserves	(439)	(55)	(4)	-	(718)	(1,221)	(896)	(659)

Net equity transactions	16,751,558	2,446,136	20,185	-	(21,625,992)	(50,578,916)	38,188,218	19,047,379

Net change in contract owners’ equity	21,387,171	2,551,639	20,979	-	77,797,157	(8,488,955)	61,730,970	27,859,548
Contract owners’ equity beginning of period	2,551,639	-	-	-	308,714,664	317,203,619	77,870,623	50,011,075

Contract owners’ equity end of period	$23,938,810	2,551,639	20,979	-	386,511,821	308,714,664	139,601,593	77,870,623

CHANGES IN UNITS:
Beginning units	250,099	-	-	-	16,598,824	19,464,081	6,568,051	4,818,705
Units purchased	2,041,879	293,271	1,989	-	3,404,031	3,204,311	4,591,826	3,218,364
Units redeemed	(603,586)	(43,172)	-	-	(4,434,763)	(6,069,568)	(1,779,606)	(1,469,018)

Ending units	1,688,392	250,099	1,989	-	15,568,092	16,598,824	9,380,271	6,568,051

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSVFI		MSVF2		MSEM		MSEMB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$29,524	47,324	321,627	548,234	78,587	53,000	23,229	13,471
Realized gain (loss) on investments	23,585	55,941	322,236	353,338	42,029	83,327	9,855	13,137
Change in unrealized gain (loss) on investments	(74,772)	8,816	(1,018,539)	535,842	(479,013)	399,647	(142,321)	124,714
Reinvested capital gains	-	-	-	-	36,234	-	11,213	-

Net increase (decrease) in contract owners’ equity resulting from operations	(21,663)	112,081	(374,676)	1,437,414	(322,163)	535,974	(98,024)	151,322

Equity transactions:
Purchase payments received from contract owners (note 3)	15,399	15,352	56,855	110,504	337	-	8,000	-
Transfers between funds	(136,517)	30,512	(709,138)	(83,468)	(146,216)	(55,969)	(83,396)	(36,747)
Redemptions	(133,801)	(329,097)	(1,871,482)	(2,756,267)	(394,339)	(663,484)	(66,145)	(123,745)
Annuity benefits	-	-	(7,383)	(7,711)	-	-	-	-
Contract maintenance charges (note 2)	(355)	(484)	(22,152)	(23,111)	(1,534)	(1,974)	(163)	(194)
Contingent deferred sales charges (note 2)	(307)	(63)	(3,606)	(10,791)	(46)	(191)	(11)	(69)
Adjustments to maintain reserves	(65)	(10)	(309)	(352)	(51)	(128)	(49)	(67)

Net equity transactions	(255,646)	(283,790)	(2,557,215)	(2,771,196)	(541,849)	(721,746)	(141,764)	(160,822)

Net change in contract owners’ equity	(277,309)	(171,709)	(2,931,891)	(1,333,782)	(864,012)	(185,772)	(239,788)	(9,500)
Contract owners’ equity beginning of period	1,420,643	1,592,352	18,558,710	19,892,492	3,393,878	3,579,650	1,006,127	1,015,627

Contract owners’ equity end of period	$1,143,334	1,420,643	15,626,819	18,558,710	2,529,866	3,393,878	766,339	1,006,127

CHANGES IN UNITS:
Beginning units	114,987	139,216	1,488,971	1,719,934	119,137	146,190	40,884	47,925
Units purchased	8,059	36,116	164,111	169,763	21	-	858	652
Units redeemed	(28,945)	(60,345)	(375,835)	(400,726)	(20,502)	(27,053)	(6,660)	(7,693)

Ending units	94,101	114,987	1,277,247	1,488,971	98,656	119,137	35,082	40,884

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VKVGR2		MSVRE		MSVREB		NVAMV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,634	(205)	(121)	(181)	(21)	(40)	251,186	(199,091)
Realized gain (loss) on investments	4,230	15	1,565	1,327	12	1,393	1,956,272	721,869
Change in unrealized gain (loss) on investments	(7,673)	4,157	(1,166)	4,271	38	(832)	10,623,314	3,809,786
Reinvested capital gains	-	-	-	-	-	-	1,003,134	2,037,600

Net increase (decrease) in contract owners’ equity resulting from operations	(1,809)	3,967	278	5,417	29	521	13,833,906	6,370,164

Equity transactions:
Purchase payments received from contract owners (note 3)	36,361	-	184	(290)	(210)	(39,125)	901,161	707,015
Transfers between funds	(11,191)	55,729	(184)	116	242	39,208	(201,272)	(2,237,375)
Redemptions	(1,019)	-	-	-	(32)	-	(8,406,233)	(8,009,308)
Annuity benefits	-	-	(9,312)	(2,964)	(468)	(772)	(4,021)	(3,039)
Contract maintenance charges (note 2)	(1)	-	-	174	(1)	(2)	(21,562)	(23,606)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(9,289)	(12,827)
Adjustments to maintain reserves	(19)	(2)	3,808	(3,173)	2	39	530	305

Net equity transactions	24,131	55,727	(5,504)	(6,137)	(467)	(652)	(7,740,686)	(9,578,835)

Net change in contract owners’ equity	22,322	59,694	(5,226)	(720)	(438)	(131)	6,093,220	(3,208,671)
Contract owners’ equity beginning of period	59,694	-	34,359	35,079	4,814	4,945	48,932,258	52,140,929

Contract owners’ equity end of period	$82,016	59,694	29,133	34,359	4,376	4,814	55,025,478	48,932,258

CHANGES IN UNITS:
Beginning units	6,184	-	-	-	27	27	3,121,609	3,763,621
Units purchased	8,962	6,184	12	9	28	3,308	137,357	90,321
Units redeemed	(6,503)	-	(12)	(9)	(28)	(3,308)	(562,203)	(732,333)

Ending units	8,643	6,184	-	-	27	27	2,696,763	3,121,609

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$242,761	(1,107,937)	(9,878,200)	(8,338,498)	4,134,690	7,498,446	(1,879,078)	(862,120)
Realized gain (loss) on investments	5,051,318	1,648,201	10,231,221	2,290,785	357,522	1,371,324	304,128	(2,448,582)
Change in unrealized gain (loss) on investments	32,294,637	11,016,530	836,203,892	447,347,736	(61,671,830)	27,197,053	41,606,303	27,321,376
Reinvested capital gains	3,084,906	5,941,559	1,052,405	-	429,639	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	40,673,622	17,498,353	837,609,318	441,300,023	(56,749,979)	36,066,823	40,031,353	24,010,674

Equity transactions:
Purchase payments received from contract owners (note 3)	10,640,647	7,568,117	452,044,967	555,891,246	281,696,970	218,970,652	33,354,606	16,473,773
Transfers between funds	(5,213,674)	(13,306,562)	88,656,793	(794,538)	165,847,527	52,628,071	(3,093,553)	(3,349,337)
Redemptions	(17,238,167)	(15,656,987)	(225,531,992)	(162,680,418)	(107,438,108)	(86,431,007)	(11,052,750)	(10,357,687)
Annuity benefits	(20,571)	(17,994)	(7,475)	(3,539)	(36,367)	(34,683)	(8,048)	(7,605)
Contract maintenance charges (note 2)	(624,230)	(519,924)	(39,268,844)	(31,014,092)	(11,181,264)	(8,552,540)	(767,570)	(623,287)
Contingent deferred sales charges (note 2)	(75,006)	(102,646)	(2,111,203)	(1,925,134)	(716,442)	(702,188)	(70,403)	(92,408)
Adjustments to maintain reserves	(1,523)	(2,308)	(207)	(3,790)	(1,285)	(2,749)	5,512	(919)

Net equity transactions	(12,532,524)	(22,038,304)	273,782,039	359,469,735	328,171,031	175,875,556	18,367,794	2,042,530

Net change in contract owners’ equity	28,141,098	(4,539,951)	1,111,391,357	800,769,758	271,421,052	211,942,379	58,399,147	26,053,204
Contract owners’ equity beginning of period	142,802,133	147,342,084	3,804,147,397	3,003,377,639	1,236,578,634	1,024,636,255	142,585,146	116,531,942

Contract owners’ equity end of period	$170,943,231	142,802,133	4,915,538,754	3,804,147,397	1,507,999,686	1,236,578,634	200,984,293	142,585,146

CHANGES IN UNITS:
Beginning units	9,244,748	10,757,342	331,857,633	298,878,335	106,649,138	91,572,178	11,903,007	11,697,772
Units purchased	1,659,063	1,096,504	62,015,267	64,730,700	49,887,834	30,111,228	3,895,861	2,742,837
Units redeemed	(2,371,831)	(2,609,098)	(41,077,499)	(31,751,402)	(21,518,707)	(15,034,268)	(2,537,367)	(2,537,602)

Ending units	8,531,980	9,244,748	352,795,401	331,857,633	135,018,265	106,649,138	13,261,501	11,903,007

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVAGR2		GVAGI2		HIBF		HIBF3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,242,229)	(2,891,341)	(7,846,368)	(6,605,075)	257,166	392,123	4,234,895	6,458,219
Realized gain (loss) on investments	(1,392,479)	(6,153,775)	18,777,719	(861,974)	(153,370)	(184,587)	3,857,490	854,689
Change in unrealized gain (loss) on investments	69,808,562	40,496,020	383,090,590	166,394,063	200,290	585,028	(3,372,155)	3,950,323
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	65,173,854	31,450,904	394,021,941	158,927,014	304,086	792,564	4,720,230	11,263,231

Equity transactions:
Purchase payments received from contract owners (note 3)	55,861,759	25,867,731	328,793,812	229,516,424	(115)	29	8,351,250	9,123,520
Transfers between funds	(10,169,335)	(15,951,353)	(132,755,812)	(42,981,040)	(202,153)	(302,180)	(16,457,087)	(5,804,309)
Redemptions	(19,440,978)	(16,607,631)	(110,562,160)	(83,952,247)	(1,007,410)	(1,280,655)	(9,944,098)	(10,697,689)
Annuity benefits	(5,601)	(4,750)	(6,175)	(2,114)	(311)	(305)	(1,797)	(10,309)
Contract maintenance charges (note 2)	(1,043,726)	(887,303)	(11,612,915)	(8,657,851)	(721)	(979)	(5,492)	(6,897)
Contingent deferred sales charges (note 2)	(100,222)	(134,622)	(731,503)	(701,559)	(374)	(468)	(18,770)	(56,633)
Adjustments to maintain reserves	(1,294)	(956)	(1,386)	(3,843)	(65)	(264)	(677)	(788)

Net equity transactions	25,100,603	(7,718,884)	73,123,861	93,217,770	(1,211,149)	(1,584,822)	(18,076,671)	(7,453,105)

Net change in contract owners’ equity	90,274,457	23,732,020	467,145,802	252,144,784	(907,063)	(792,258)	(13,356,441)	3,810,126
Contract owners’ equity beginning of period	226,797,687	203,065,667	1,257,445,364	1,005,300,580	6,046,751	6,839,009	101,012,332	97,202,206

Contract owners’ equity end of period	$317,072,144	226,797,687	1,724,591,166	1,257,445,364	5,139,688	6,046,751	87,655,891	101,012,332

CHANGES IN UNITS:
Beginning units	21,178,621	21,925,386	135,436,985	125,082,554	317,408	405,899	6,661,716	7,233,930
Units purchased	6,301,206	4,106,547	41,035,996	32,142,445	657	25,324	2,557,270	4,079,407
Units redeemed	(4,247,872)	(4,853,312)	(35,093,106)	(21,788,014)	(62,381)	(113,815)	(3,719,262)	(4,651,621)

Ending units	23,231,955	21,178,621	141,379,875	135,436,985	255,684	317,408	5,499,724	6,661,716

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GEM		GEM2		GEM3		GEM6
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(225)	(1,917)	(5,217)	(14,700)	(49,868)	(204,875)	(313,805)	(661,084)
Realized gain (loss) on investments	1,547	(55,685)	(33,438)	(245,677)	307,112	(1,521,297)	1,213,668	(112,087)
Change in unrealized gain (loss) on investments	(2,075)	100,996	24,363	437,185	(550,033)	5,076,471	(1,437,303)	7,071,298
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(753)	43,394	(14,292)	176,808	(292,789)	3,350,299	(537,440)	6,298,127

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(49)	473,963	526,430	12,304,571	8,201,646
Transfers between funds	68,304	(20,766)	(44,791)	(82,436)	(2,797,407)	(1,443,011)	(2,748,187)	(303,727)
Redemptions	(27,089)	(109,494)	(103,410)	(278,702)	(3,087,204)	(3,680,267)	(5,113,543)	(5,713,863)
Annuity benefits	(558)	(552)	-	-	(7,362)	(2,519)	(2,357)	(1,942)
Contract maintenance charges (note 2)	(105)	(112)	(281)	(325)	(8,769)	(11,372)	(5,154)	(6,353)
Contingent deferred sales charges (note 2)	-	(1)	(10)	(163)	(5,453)	(4,444)	(17,636)	(46,339)
Adjustments to maintain reserves	(253)	(311)	(34)	(47)	2,820	(2,146)	(754)	(1,320)

Net equity transactions	40,299	(131,236)	(148,526)	(361,722)	(5,429,412)	(4,617,329)	4,416,940	2,128,102

Net change in contract owners’ equity	39,546	(87,842)	(162,818)	(184,914)	(5,722,201)	(1,267,030)	3,879,500	8,426,229
Contract owners’ equity beginning of period	209,526	297,368	1,087,434	1,272,348	22,205,647	23,472,677	52,314,937	43,888,708

Contract owners’ equity end of period	$249,072	209,526	924,616	1,087,434	16,483,446	22,205,647	56,194,437	52,314,937

CHANGES IN UNITS:
Beginning units	8,617	14,503	32,659	44,117	878,960	1,075,051	2,705,132	2,598,477
Units purchased	6,957	-	-	284	99,272	146,794	1,218,199	1,061,571
Units redeemed	(1,208)	(5,886)	(4,554)	(11,742)	(322,134)	(342,885)	(970,178)	(954,916)

Ending units	14,366	8,617	28,105	32,659	656,098	878,960	2,953,153	2,705,132

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GIG		GIG3		NVIE6		NVNMO1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(227)	(160)	(198,553)	(131,392)	(265,362)	(243,715)	(270,888)	44,582
Realized gain (loss) on investments	1,577	1,059	1,151,908	796,615	856,710	851,907	3,100,663	1,080,857
Change in unrealized gain (loss) on investments	8,943	4,074	2,684,448	2,629,444	3,345,706	2,479,899	21,948,594	4,089,975
Reinvested capital gains	-	-	-	-	-	-	3,368,774	5,060,113

Net increase (decrease) in contract owners’ equity resulting from operations	10,293	4,973	3,637,803	3,294,667	3,937,054	3,088,091	28,147,143	10,275,527

Equity transactions:
Purchase payments received from contract owners (note 3)	56,408	(1)	372,376	338,218	3,144,175	2,125,460	820,469	891,891
Transfers between funds	(764)	3	(575,205)	(822,168)	(288,273)	(2,473,355)	(359,220)	(3,073,354)
Redemptions	(2,297)	(2,680)	(3,502,036)	(3,685,324)	(1,644,743)	(2,193,911)	(10,085,648)	(10,231,572)
Annuity benefits	-	-	(4,709)	(6,662)	-	-	(10,256)	(26,271)
Contract maintenance charges (note 2)	(27)	(28)	(9,660)	(11,280)	(126,503)	(114,906)	(35,831)	(37,938)
Contingent deferred sales charges (note 2)	-	-	(3,498)	(2,895)	(11,000)	(27,879)	(3,816)	(6,764)
Adjustments to maintain reserves	(46)	2	(6,139)	(669)	(546)	(500)	1,009	(241)

Net equity transactions	53,274	(2,704)	(3,728,871)	(4,190,780)	1,073,110	(2,685,091)	(9,673,293)	(12,484,249)

Net change in contract owners’ equity	63,567	2,269	(91,068)	(896,113)	5,010,164	403,000	18,473,850	(2,208,722)
Contract owners’ equity beginning of period	38,015	35,746	24,478,912	25,375,025	24,533,603	24,130,603	70,487,265	72,695,987

Contract owners’ equity end of period	$101,582	38,015	24,387,844	24,478,912	29,543,767	24,533,603	88,961,115	70,487,265

CHANGES IN UNITS:
Beginning units	3,168	3,386	1,277,738	1,510,544	3,157,577	3,528,777	7,916,101	9,418,341
Units purchased	5,412	-	34,433	39,976	867,070	637,277	451,250	177,927
Units redeemed	(244)	(218)	(216,769)	(272,782)	(736,063)	(1,008,477)	(1,329,271)	(1,680,167)

Ending units	8,336	3,168	1,095,402	1,277,738	3,288,584	3,157,577	7,038,080	7,916,101

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVNMO2		NVNSR1		NVNSR2		NVCRA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(217,238)	(39,904)	(12,787)	(548)	(1,620,160)	(1,118,682)	(106,615)	(152,909)
Realized gain (loss) on investments	1,174,613	(455,722)	217,622	7,638	8,279,074	3,158,170	1,095,950	243,862
Change in unrealized gain (loss) on investments	8,335,590	2,125,262	699,071	199,359	44,612,301	13,354,018	6,397,680	2,194,034
Reinvested capital gains	1,441,113	1,691,067	-	-	-	-	870,113	1,042,883

Net increase (decrease) in contract owners’ equity resulting from operations	10,734,078	3,320,703	903,906	206,449	51,271,215	15,393,506	8,257,128	3,327,870

Equity transactions:
Purchase payments received from contract owners (note 3)	2,956,992	4,044,040	184,872	271,583	6,907,233	4,920,646	12,436,169	4,663,127
Transfers between funds	954,184	(5,594,507)	585,572	171,156	(9,038,284)	(18,555,862)	1,529,630	(821,390)
Redemptions	(1,785,782)	(1,089,967)	(268,877)	(367,735)	(21,691,893)	(23,426,724)	(5,071,473)	(1,493,504)
Annuity benefits	-	-	-	-	(6,555)	(2,866)	-	-
Contract maintenance charges (note 2)	(200,966)	(169,882)	(1,098)	(1,150)	(751,996)	(748,295)	(3,756)	(4,180)
Contingent deferred sales charges (note 2)	(15,317)	(11,239)	(579)	(1,692)	(107,582)	(133,120)	(28,945)	(17,022)
Adjustments to maintain reserves	(584)	(426)	(73)	(65)	(307)	(1,047)	(298)	(264)

Net equity transactions	1,908,527	(2,821,981)	499,817	72,097	(24,689,384)	(37,947,268)	8,861,327	2,326,767

Net change in contract owners’ equity	12,642,605	498,722	1,403,723	278,546	26,581,831	(22,553,762)	17,118,455	5,654,637
Contract owners’ equity beginning of period	24,154,968	23,656,246	2,387,237	2,108,691	152,403,119	174,956,881	28,162,711	22,508,074

Contract owners’ equity end of period	$36,797,573	24,154,968	3,790,960	2,387,237	178,984,950	152,403,119	45,281,166	28,162,711

CHANGES IN UNITS:
Beginning units	2,768,451	3,122,319	234,137	227,602	15,266,456	19,248,367	2,931,734	2,675,730
Units purchased	1,706,303	750,979	191,742	67,491	2,908,543	2,627,837	1,777,959	660,100
Units redeemed	(1,487,403)	(1,104,847)	(154,296)	(60,956)	(5,044,214)	(6,609,748)	(1,001,360)	(404,096)

Ending units	2,987,351	2,768,451	271,583	234,137	13,130,785	15,266,456	3,708,333	2,931,734

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,950,030	(694,551)	1,198,870	(4,348,829)	1,277,114	2,445,058	3,945,715	(1,534,125)
Realized gain (loss) on investments	4,075,094	931,324	20,706,640	1,903,568	9,223,433	7,877,727	5,146,672	1,264,985
Change in unrealized gain (loss) on investments	166,116,441	104,996,734	374,973,405	217,317,898	2,142,758	16,786,044	308,281,833	174,246,357
Reinvested capital gains	38,377,324	18,208,571	76,079,358	33,278,540	11,557,662	9,671,320	64,898,963	33,776,138

Net increase (decrease) in contract owners’ equity resulting from operations	211,518,889	123,442,078	472,958,273	248,151,177	24,200,967	36,780,149	382,273,183	207,753,355

Equity transactions:
Purchase payments received from contract owners (note 3)	322,091,395	305,604,539	91,646,044	284,605,039	97,636,457	128,728,941	358,969,982	295,118,909
Transfers between funds	(14,371,945)	(10,096,718)	54,730,284	(27,496,657)	(85,749,712)	60,099,790	16,790,228	(17,371,631)
Redemptions	(124,515,141)	(105,099,933)	(80,050,061)	(56,642,630)	(53,003,467)	(39,168,728)	(98,600,078)	(81,479,867)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15,071,262)	(11,329,322)	(27,081,457)	(22,726,905)	(7,295,056)	(6,015,007)	(23,404,140)	(19,769,111)
Contingent deferred sales charges (note 2)	(864,871)	(896,257)	(1,036,355)	(1,074,108)	(583,882)	(789,576)	(1,134,181)	(1,429,635)
Adjustments to maintain reserves	(1,166)	(1,146)	(1,085)	151	(889)	(680)	(1,696)	(1,086)

Net equity transactions	167,267,010	178,181,163	38,207,370	176,664,890	(48,996,549)	142,854,740	252,620,115	175,067,579

Net change in contract owners’ equity	378,785,899	301,623,241	511,165,643	424,816,067	(24,795,582)	179,634,889	634,893,298	382,820,934
Contract owners’ equity beginning of period	1,561,559,296	1,259,936,055	2,418,598,441	1,993,782,374	761,069,541	581,434,652	2,246,273,889	1,863,452,955

Contract owners’ equity end of period	$1,940,345,195	1,561,559,296	2,929,764,084	2,418,598,441	736,273,959	761,069,541	2,881,167,187	2,246,273,889

CHANGES IN UNITS:
Beginning units	145,128,586	128,328,881	233,768,591	215,720,584	67,968,499	54,984,947	212,166,284	194,824,445
Units purchased	40,492,172	38,695,997	17,803,307	35,891,174	17,149,770	27,849,330	42,906,460	36,303,091
Units redeemed	(26,410,875)	(21,896,292)	(14,463,633)	(17,843,167)	(21,497,456)	(14,865,778)	(20,505,985)	(18,961,252)

Ending units	159,209,883	145,128,586	237,108,265	233,768,591	63,620,813	67,968,499	234,566,759	212,166,284

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCMA2		NVCMC2		NVCBD1		NVCBD2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(614,970)	(1,630,908)	1,920,682	1,253,216	21,552	61,908	809,960	1,121,341
Realized gain (loss) on investments	21,939,837	2,992,692	10,364,249	1,394,135	20,174	59,181	1,578,539	3,220,408
Change in unrealized gain (loss) on investments	39,571,554	32,114,038	42,004,293	35,932,206	(177,322)	44,851	(7,867,022)	1,968,847
Reinvested capital gains	16,755,205	9,486,110	16,216,497	12,080,603	25,848	20,878	1,172,463	791,448

Net increase (decrease) in contract owners’ equity resulting from operations	77,651,626	42,961,932	70,505,721	50,660,160	(109,748)	186,818	(4,306,060)	7,102,044

Equity transactions:
Purchase payments received from contract owners (note 3)	28,834,701	13,248,220	105,311,415	141,556,880	34,348	141,307	7,137,891	7,013,416
Transfers between funds	(14,429,598)	(5,418,477)	(29,068,116)	12,539,130	(376,476)	819,191	2,506,537	2,743,856
Redemptions	(53,566,208)	(22,393,673)	(35,901,260)	(32,077,247)	(536,412)	(619,450)	(14,175,679)	(24,390,445)
Annuity benefits	-	-	(9,686)	-	-	-	(7,009)	(2,224)
Contract maintenance charges (note 2)	(2,097,125)	(2,094,689)	(7,129,959)	(5,691,151)	(853)	(1,043)	(494,674)	(505,107)
Contingent deferred sales charges (note 2)	(173,142)	(150,041)	(397,898)	(490,489)	(1,429)	(578)	(59,901)	(113,843)
Adjustments to maintain reserves	(716)	(558)	(482)	(838)	(46)	(52)	(1,091)	(922)

Net equity transactions	(41,432,088)	(16,809,218)	32,804,014	115,836,285	(880,868)	339,375	(5,093,926)	(15,255,269)

Net change in contract owners’ equity	36,219,538	26,152,714	103,309,735	166,496,445	(990,616)	526,193	(9,399,986)	(8,153,225)
Contract owners’ equity beginning of period	369,237,595	343,084,881	723,179,275	556,682,830	3,289,537	2,763,344	119,408,505	127,561,730

Contract owners’ equity end of period	$405,457,133	369,237,595	826,489,010	723,179,275	2,298,921	3,289,537	110,008,519	119,408,505

CHANGES IN UNITS:
Beginning units	36,890,388	38,634,829	65,866,801	54,955,819	263,240	235,110	9,816,211	11,130,478
Units purchased	6,136,201	2,607,358	13,198,941	17,896,066	77,840	166,150	2,313,571	3,784,767
Units redeemed	(9,998,388)	(4,351,799)	(10,422,727)	(6,985,084)	(151,008)	(138,020)	(2,757,411)	(5,099,034)

Ending units	33,028,201	36,890,388	68,643,015	65,866,801	190,072	263,240	9,372,371	9,816,211

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVLCP2		TRF		TRF2		GBF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$58,510	279,997	(31,828)	56,106	(990,787)	(966,450)	1,180,058	2,154,657
Realized gain (loss) on investments	183,148	597,281	3,205,948	219,120	7,066,711	1,917,002	(4,448,056)	3,564,812
Change in unrealized gain (loss) on investments	(3,026,690)	712,067	29,966,606	14,628,968	32,748,740	17,355,660	(19,824,332)	(12,227,239)
Reinvested capital gains	1,032,030	883,698	-	-	-	-	3,774,184	12,510,903

Net increase (decrease) in contract owners’ equity resulting from operations	(1,753,002)	2,473,043	33,140,726	14,904,194	38,824,664	18,306,212	(19,318,146)	6,003,133

Equity transactions:
Purchase payments received from contract owners (note 3)	6,571,751	7,150,138	1,452,780	1,365,258	3,647,592	3,074,134	10,231,676	15,209,610
Transfers between funds	149,119	2,126,964	(1,505,311)	(2,409,616)	(9,988,532)	(15,514,929)	(2,886,217)	3,539,091
Redemptions	(3,009,953)	(3,573,589)	(16,439,106)	(17,861,217)	(21,843,158)	(23,698,491)	(49,915,208)	(62,025,466)
Annuity benefits	-	-	(68,900)	(52,117)	(5,008)	(1,991)	(24,283)	(20,244)
Contract maintenance charges (note 2)	(308,915)	(261,967)	(83,309)	(91,462)	(615,149)	(623,028)	(1,063,931)	(1,113,852)
Contingent deferred sales charges (note 2)	(18,012)	(31,128)	(5,617)	(9,038)	(99,930)	(137,206)	(167,967)	(262,521)
Adjustments to maintain reserves	(547)	(490)	18,807	(38,864)	(481)	(1,020)	(93)	(70)

Net equity transactions	3,383,443	5,409,928	(16,630,656)	(19,097,056)	(28,904,666)	(36,902,531)	(43,826,023)	(44,673,452)

Net change in contract owners’ equity	1,630,441	7,882,971	16,510,070	(4,192,862)	9,919,998	(18,596,319)	(63,144,169)	(38,670,319)
Contract owners’ equity beginning of period	48,657,773	40,774,802	119,769,050	123,961,912	148,920,590	167,516,909	368,510,740	407,181,059

Contract owners’ equity end of period	$50,288,214	48,657,773	136,279,120	119,769,050	158,840,588	148,920,590	305,366,571	368,510,740

CHANGES IN UNITS:
Beginning units	3,683,753	3,256,827	2,096,623	2,459,013	9,811,244	12,416,055	22,621,715	25,298,375
Units purchased	1,180,426	1,464,689	38,235	30,884	1,033,041	1,340,895	5,643,291	7,765,453
Units redeemed	(919,263)	(1,037,763)	(299,469)	(393,274)	(2,742,257)	(3,945,706)	(8,210,310)	(10,442,113)

Ending units	3,944,916	3,683,753	1,835,389	2,096,623	8,102,028	9,811,244	20,054,696	22,621,715

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	CAF		CAF2		GVIX8		GVIDA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(223,760)	(263,051)	(175,207)	(109,462)	381,290	187,558	(567,842)	(1,046,585)
Realized gain (loss) on investments	2,735,912	2,511,788	885,970	263,424	458,755	683,249	(11,494,309)	(20,460,551)
Change in unrealized gain (loss) on investments	5,910,351	1,680,857	6,764,634	1,293,160	3,698,239	2,110,133	63,244,804	54,304,973
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,422,503	3,929,594	7,475,397	1,447,122	4,538,284	2,980,940	51,182,653	32,797,837

Equity transactions:
Purchase payments received from contract owners (note 3)	649,735	832,102	8,682,256	8,400,120	7,647,946	1,800,028	11,518,233	7,299,542
Transfers between funds	(809,564)	224,888	(11,698)	3,799,569	1,658,893	(2,399,959)	(4,732,314)	(12,755,664)
Redemptions	(4,084,927)	(4,552,509)	(743,922)	(442,822)	(1,480,400)	(1,064,430)	(54,480,804)	(62,022,844)
Annuity benefits	(4,122)	(21,484)	-	-	-	-	(20,996)	(20,626)
Contract maintenance charges (note 2)	(26,234)	(29,426)	(206,139)	(113,766)	(94,335)	(78,279)	(36,810)	(47,813)
Contingent deferred sales charges (note 2)	(977)	(4,134)	(7,338)	(6,191)	(9,638)	(5,105)	(86,733)	(154,314)
Adjustments to maintain reserves	402	1,640	(414)	(286)	(564)	(421)	610	514

Net equity transactions	(4,275,687)	(3,548,923)	7,712,745	11,636,624	7,721,902	(1,748,166)	(47,838,814)	(67,701,205)

Net change in contract owners’ equity	4,146,816	380,671	15,188,142	13,083,746	12,260,186	1,232,774	3,343,839	(34,903,368)
Contract owners’ equity beginning of period	32,195,800	31,815,129	23,350,674	10,266,928	20,283,307	19,050,533	229,389,373	264,292,741

Contract owners’ equity end of period	$36,342,616	32,195,800	38,538,816	23,350,674	32,543,493	20,283,307	232,733,212	229,389,373

CHANGES IN UNITS:
Beginning units	1,556,489	1,730,666	2,300,514	1,133,015	2,316,939	2,533,356	12,793,695	16,836,607
Units purchased	39,125	116,583	1,286,149	1,601,830	1,442,782	598,836	1,594,424	2,816,095
Units redeemed	(223,874)	(290,760)	(606,591)	(434,331)	(638,711)	(815,253)	(3,991,159)	(6,859,007)

Ending units	1,371,740	1,556,489	2,980,072	2,300,514	3,121,010	2,316,939	10,396,960	12,793,695

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,232,168	2,806,650	3,644,209	3,446,468	1,493,927	2,411,848	4,034,040	1,031,380
Realized gain (loss) on investments	2,185,469	816,706	9,321,882	8,137,343	7,107,584	18,247	11,964,272	476,528
Change in unrealized gain (loss) on investments	82,777,928	32,818,918	182,261,572	79,591,523	2,751,459	9,664,365	348,297,316	210,082,299
Reinvested capital gains	8,256,324	6,606,231	19,732,678	13,157,136	10,375,117	8,323,406	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	96,451,889	43,048,505	214,960,341	104,332,470	21,728,087	20,417,866	364,295,628	211,590,207

Equity transactions:
Purchase payments received from contract owners (note 3)	247,414,093	212,722,775	61,212,142	211,290,678	83,482,597	134,085,096	284,295,285	215,033,838
Transfers between funds	12,212,086	16,484,249	34,778,146	(5,341,671)	(17,228,242)	58,791,548	(6,580,057)	(28,611,651)
Redemptions	(37,109,984)	(30,211,093)	(28,552,558)	(21,714,871)	(67,742,399)	(54,250,761)	(263,704,911)	(301,137,174)
Annuity benefits	-	-	-	-	(11,591)	(11,627)	(104,019)	(113,054)
Contract maintenance charges (note 2)	(7,698,160)	(5,108,071)	(14,290,387)	(11,354,282)	(6,040,452)	(4,745,432)	(16,046,645)	(13,869,457)
Contingent deferred sales charges (note 2)	(474,632)	(481,129)	(440,261)	(566,068)	(744,318)	(682,683)	(1,027,922)	(1,684,233)
Adjustments to maintain reserves	(881)	(713)	(544)	(723)	(893)	(853)	(752)	(1,034)

Net equity transactions	214,342,522	193,406,018	52,706,538	172,313,063	(8,285,298)	133,185,288	(3,169,021)	(130,382,765)

Net change in contract owners’ equity	310,794,411	236,454,523	267,666,879	276,645,533	13,442,789	153,603,154	361,126,607	81,207,442
Contract owners’ equity beginning of period	725,544,444	489,089,921	1,182,944,342	906,298,809	672,178,632	518,575,478	2,444,000,990	2,362,793,548

Contract owners’ equity end of period	$1,036,338,855	725,544,444	1,450,611,221	1,182,944,342	685,621,421	672,178,632	2,805,127,597	2,444,000,990

CHANGES IN UNITS:
Beginning units	54,359,537	39,506,703	82,215,483	69,667,022	50,903,848	40,657,415	155,508,138	163,597,374
Units purchased	21,624,561	21,729,282	9,093,441	19,767,966	15,032,910	20,937,992	30,209,511	29,003,377
Units redeemed	(6,516,637)	(6,876,448)	(5,675,429)	(7,219,505)	(15,675,088)	(10,691,559)	(29,955,056)	(37,092,613)

Ending units	69,467,461	54,359,537	85,633,495	82,215,483	50,261,670	50,903,848	155,762,593	155,508,138

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDMA		GVDMC		MCIF		SAM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(384,928)	(1,546,814)	1,421,339	651,506	(410,225)	(400,638)	(9,526,813)	(9,685,921)
Realized gain (loss) on investments	3,147,074	(26,211,464)	3,206,608	375,493	1,385,769	243,373	-	(318)
Change in unrealized gain (loss) on investments	215,946,893	167,505,085	54,108,601	43,380,593	28,255,830	8,126,493	-	-
Reinvested capital gains	-	-	10,241,697	3,269,186	3,139,647	6,960,670	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	218,709,039	139,746,807	68,978,245	47,676,778	32,371,021	14,929,898	(9,526,813)	(9,686,239)

Equity transactions:
Purchase payments received from contract owners (note 3)	42,233,587	16,822,585	98,468,182	110,990,931	16,050,164	7,980,266	215,193,806	247,207,814
Transfers between funds	(47,142,995)	(36,487,977)	(25,500,751)	2,410,839	(5,295,212)	(3,968,613)	92,501,936	143,621,124
Redemptions	(223,472,867)	(188,240,199)	(88,828,435)	(117,582,496)	(12,026,235)	(11,285,361)	(346,859,803)	(363,582,711)
Annuity benefits	(5,053)	-	(74,848)	(113,564)	(15,185)	(12,234)	(81,947)	(80,486)
Contract maintenance charges (note 2)	(4,327,301)	(4,411,971)	(5,408,355)	(4,287,001)	(343,703)	(279,370)	(1,579,480)	(1,353,438)
Contingent deferred sales charges (note 2)	(514,099)	(927,560)	(530,759)	(485,575)	(27,604)	(45,828)	(426,416)	(724,115)
Adjustments to maintain reserves	(42,136)	(1,238)	356	(200)	(704)	(1,286)	2,431	(4,731)

Net equity transactions	(233,270,864)	(213,246,360)	(21,874,610)	(9,067,066)	(1,658,479)	(7,612,426)	(41,249,473)	25,083,457

Net change in contract owners’ equity	(14,561,825)	(73,499,553)	47,103,635	38,609,712	30,712,542	7,317,472	(50,776,286)	15,397,218
Contract owners’ equity beginning of period	1,179,694,762	1,253,194,315	794,945,065	756,335,353	105,732,887	98,415,415	669,951,653	654,554,435

Contract owners’ equity end of period	$1,165,132,937	1,179,694,762	842,048,700	794,945,065	136,445,429	105,732,887	619,175,367	669,951,653

CHANGES IN UNITS:
Beginning units	67,732,226	80,738,644	54,508,202	55,287,171	4,886,268	5,247,331	55,839,551	52,755,926
Units purchased	10,395,702	6,643,515	12,243,873	16,927,413	1,279,981	982,475	89,949,596	88,452,722
Units redeemed	(22,899,186)	(19,649,933)	(13,816,001)	(17,706,382)	(1,359,546)	(1,343,538)	(93,965,995)	(85,369,097)

Ending units	55,228,742	67,732,226	52,936,074	54,508,202	4,806,703	4,886,268	51,823,152	55,839,551

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMIG3		NVMIG6		GVDIV2		GVDIV3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(38,471)	(258,014)	(1,073,553)	(2,284,042)	3,043	(7,395)	43,404	(50,869)
Realized gain (loss) on investments	1,651,681	1,008,551	8,188,246	(665,733)	(50,857)	(88,011)	(45,030)	(1,786,790)
Change in unrealized gain (loss) on investments	4,480,393	3,750,451	21,276,909	24,196,475	136,627	173,798	906,213	2,568,680
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,093,603	4,500,988	28,391,602	21,246,700	88,813	78,392	904,587	731,021

Equity transactions:
Purchase payments received from contract owners (note 3)	521,622	420,785	4,916,851	3,926,052	-	-	205,183	105,052
Transfers between funds	(820,925)	(643,468)	(7,524,019)	(7,824,811)	-	(9,598)	(222,419)	(343,400)
Redemptions	(4,479,631)	(4,474,976)	(21,852,449)	(22,111,170)	(86,340)	(110,913)	(795,867)	(863,101)
Annuity benefits	(7,120)	(1,447)	(2,875)	(533)	-	-	-	-
Contract maintenance charges (note 2)	(14,741)	(16,835)	(752,829)	(750,029)	(48)	(67)	(1,868)	(2,249)
Contingent deferred sales charges (note 2)	(2,030)	(7,701)	(107,512)	(139,744)	(1)	(53)	(1,150)	(1,527)
Adjustments to maintain reserves	(199)	(124)	(604)	(1,210)	(29)	(70)	(94)	(96)

Net equity transactions	(4,803,024)	(4,723,766)	(25,323,437)	(26,901,445)	(86,418)	(120,701)	(816,215)	(1,105,321)

Net change in contract owners’ equity	1,290,579	(222,778)	3,068,165	(5,654,745)	2,395	(42,309)	88,372	(374,300)
Contract owners’ equity beginning of period	33,602,313	33,825,091	161,277,024	166,931,769	517,528	559,837	5,067,035	5,441,335

Contract owners’ equity end of period	$34,892,892	33,602,313	164,345,189	161,277,024	519,923	517,528	5,155,407	5,067,035

CHANGES IN UNITS:
Beginning units	3,566,046	4,100,818	17,611,397	20,747,296	35,976	44,925	334,802	415,870
Units purchased	72,266	88,356	2,506,966	2,422,511	-	425	30,053	53,493
Units redeemed	(549,780)	(623,128)	(5,092,855)	(5,558,410)	(5,671)	(9,374)	(80,509)	(134,561)

Ending units	3,088,532	3,566,046	15,025,508	17,611,397	30,305	35,976	284,346	334,802

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDIV6		NVMLG1		NVMLG2		NVMLV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$477,965	(803,675)	(55,639)	(88,025)	(1,314,223)	(1,647,331)	3,365	(2,249)
Realized gain (loss) on investments	496,957	(1,621,650)	628,432	478,611	7,953,860	10,212,445	347,603	8,918
Change in unrealized gain (loss) on investments	10,330,848	10,141,540	1,555,286	772,743	17,856,229	4,614,926	597,484	494,137
Reinvested capital gains	-	-	727,199	241,936	8,372,121	2,775,096	205,263	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,305,770	7,716,215	2,855,278	1,405,265	32,867,987	15,955,136	1,153,715	500,806

Equity transactions:
Purchase payments received from contract owners (note 3)	4,594,960	4,269,453	242,336	229,409	8,659,496	5,869,224	77,937	139,821
Transfers between funds	(4,469,670)	327,690	373,589	37,223	(4,500,155)	(12,733,860)	1,025,148	(51,211)
Redemptions	(4,253,607)	(4,090,384)	(1,425,747)	(2,233,461)	(15,239,081)	(15,764,758)	(641,691)	(684,859)
Annuity benefits	(1,218)	(1,050)	(1,915)	(1,684)	(13,112)	(9,851)	-	-
Contract maintenance charges (note 2)	(415,596)	(364,470)	(5,050)	(5,699)	(420,515)	(382,863)	(1,448)	(1,490)
Contingent deferred sales charges (note 2)	(24,676)	(43,242)	(3,007)	(5,128)	(59,343)	(93,358)	(1,040)	(2,261)
Adjustments to maintain reserves	(852)	(649)	173	115	(1,251)	(1,693)	(79)	(92)

Net equity transactions	(4,570,659)	97,348	(819,621)	(1,979,225)	(11,573,961)	(23,117,159)	458,827	(600,092)

Net change in contract owners’ equity	6,735,111	7,813,563	2,035,657	(573,960)	21,294,026	(7,162,023)	1,612,542	(99,286)
Contract owners’ equity beginning of period	60,210,704	52,397,141	9,193,097	9,767,057	106,379,141	113,541,164	3,208,201	3,307,487

Contract owners’ equity end of period	$66,945,815	60,210,704	11,228,754	9,193,097	127,673,167	106,379,141	4,820,743	3,208,201

CHANGES IN UNITS:
Beginning units	5,926,599	5,935,093	904,873	1,104,279	10,753,793	13,148,749	284,923	341,497
Units purchased	1,010,250	1,399,547	196,058	226,740	2,135,881	2,148,673	172,007	60,859
Units redeemed	(1,402,858)	(1,408,041)	(269,828)	(426,146)	(3,147,038)	(4,543,629)	(136,448)	(117,433)

Ending units	5,533,991	5,926,599	831,103	904,873	9,742,636	10,753,793	320,482	284,923

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMLV2		NVMMG1		NVMMG2		NVMMV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(175,528)	(183,059)	(2,514,259)	(2,413,910)	(2,060,024)	(2,131,153)	41	-
Realized gain (loss) on investments	2,597,079	1,297,709	11,119,281	9,404,126	12,582,195	13,105,734	1	-
Change in unrealized gain (loss) on investments	10,501,690	5,455,285	37,480,023	(722,039)	19,591,119	(6,661,320)	258	-
Reinvested capital gains	2,857,534	-	13,715,129	16,720,810	9,235,792	11,722,621	162	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,780,775	6,569,935	59,800,174	22,988,987	39,349,082	16,035,882	462	-

Equity transactions:
Purchase payments received from contract owners (note 3)	10,206,456	6,125,770	1,944,092	1,721,916	4,899,027	4,282,164	3,500	-
Transfers between funds	(715,869)	(774,225)	(4,118,396)	(3,461,781)	(10,747,040)	(12,045,990)	(53)	-
Redemptions	(6,001,839)	(4,841,114)	(22,846,176)	(24,082,215)	(16,135,056)	(16,695,985)	-	-
Annuity benefits	-	-	(24,199)	(18,919)	(3,565)	(1,887)	-	-
Contract maintenance charges (note 2)	(234,449)	(192,343)	(102,833)	(113,893)	(526,312)	(526,136)	-	-
Contingent deferred sales charges (note 2)	(22,018)	(30,502)	(6,301)	(13,338)	(70,606)	(110,421)	-	-
Adjustments to maintain reserves	(856)	(736)	5,725	2,621	(1,218)	(1,168)	(4)	-

Net equity transactions	3,231,425	286,850	(25,148,088)	(25,965,609)	(22,584,770)	(25,099,423)	3,443	-

Net change in contract owners’ equity	19,012,200	6,856,785	34,652,086	(2,976,622)	16,764,312	(9,063,541)	3,905	-
Contract owners’ equity beginning of period	48,453,793	41,597,008	172,642,345	175,618,967	118,955,827	128,019,368	-	-

Contract owners’ equity end of period	$67,465,993	48,453,793	207,294,431	172,642,345	135,720,139	118,955,827	3,905	-

CHANGES IN UNITS:
Beginning units	5,175,853	5,145,247	16,471,475	18,999,885	11,668,408	14,187,931	-	-
Units purchased	1,853,462	1,679,692	235,016	283,823	1,635,440	2,021,104	334	-
Units redeemed	(1,605,378)	(1,649,086)	(2,285,078)	(2,812,233)	(3,566,426)	(4,540,627)	(5)	-

Ending units	5,423,937	5,175,853	14,421,413	16,471,475	9,737,422	11,668,408	329	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMMV2		SCGF		SCGF2		SCVF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(882,704)	(1,056,464)	(86,942)	(82,739)	(327,584)	(324,660)	(192,896)	(165,604)
Realized gain (loss) on investments	15,813,550	10,553,001	344,030	652,842	931,547	802,811	888,031	(545,140)
Change in unrealized gain (loss) on investments	53,762,384	1,342,795	1,727,694	165,087	5,304,918	1,785,088	11,375,974	6,292,987
Reinvested capital gains	12,969,050	25,062,241	375,867	-	1,202,349	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	81,662,280	35,901,573	2,360,649	735,190	7,111,230	2,263,239	12,071,109	5,582,243

Equity transactions:
Purchase payments received from contract owners (note 3)	6,893,216	4,234,157	264,629	181,600	3,242,452	1,911,308	704,531	527,312
Transfers between funds	(8,193,614)	(13,770,357)	(707,959)	396,118	(1,181,868)	(5,403,078)	2,036,332	(380,914)
Redemptions	(35,672,300)	(33,865,349)	(869,566)	(981,136)	(2,121,269)	(2,387,846)	(5,958,128)	(4,530,168)
Annuity benefits	(3,682)	(505)	(2,479)	(2,070)	(1,545)	(1,109)	(10,224)	(8,268)
Contract maintenance charges (note 2)	(562,248)	(558,458)	(2,582)	(2,867)	(53,206)	(46,867)	(14,615)	(15,238)
Contingent deferred sales charges (note 2)	(76,477)	(103,260)	(2,556)	(2,751)	(12,073)	(42,866)	(7,111)	(3,889)
Adjustments to maintain reserves	(874)	(1,233)	(138)	(128)	(663)	(941)	1,482	1,001

Net equity transactions	(37,615,979)	(44,065,005)	(1,320,651)	(411,234)	(128,172)	(5,971,399)	(3,247,733)	(4,410,164)

Net change in contract owners’ equity	44,046,301	(8,163,432)	1,039,998	323,956	6,983,058	(3,708,160)	8,823,376	1,172,079
Contract owners’ equity beginning of period	257,002,857	265,166,289	6,608,778	6,284,822	17,492,863	21,201,023	32,310,444	31,138,365

Contract owners’ equity end of period	$301,049,158	257,002,857	7,648,776	6,608,778	24,475,921	17,492,863	41,133,820	32,310,444

CHANGES IN UNITS:
Beginning units	22,970,709	27,202,766	896,886	954,853	1,133,372	1,534,116	1,335,920	1,530,375
Units purchased	2,542,787	1,519,420	162,307	338,711	482,851	473,384	192,481	128,432
Units redeemed	(5,416,495)	(5,751,477)	(329,808)	(396,678)	(491,557)	(874,128)	(301,335)	(322,887)

Ending units	20,097,001	22,970,709	729,385	896,886	1,124,666	1,133,372	1,227,066	1,335,920

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SCVF2		SCF		SCF2		MSBF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(270,565)	(217,883)	(934,389)	(864,919)	(648,748)	(619,855)	3,501,054	1,651,587
Realized gain (loss) on investments	4,709,387	2,227,739	58,965	(2,785,306)	4,214,308	(737,870)	2,941,631	344,774
Change in unrealized gain (loss) on investments	5,126,121	1,717,976	26,470,463	13,197,879	12,116,439	6,780,262	(11,224,554)	13,494,479
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,564,943	3,727,832	25,595,039	9,547,654	15,681,999	5,422,537	(4,781,869)	15,490,840

Equity transactions:
Purchase payments received from contract owners (note 3)	5,099,390	1,686,343	1,125,233	909,614	3,524,388	1,804,025	22,803,618	17,588,431
Transfers between funds	2,286,531	(1,339,193)	(1,533,820)	(1,981,428)	(4,736,453)	(484,709)	14,072,143	11,047,855
Redemptions	(3,483,108)	(2,487,009)	(10,422,877)	(9,413,807)	(5,907,865)	(4,909,752)	(13,245,947)	(11,808,683)
Annuity benefits	(337)	(256)	(18,147)	(11,887)	(5,100)	(10,092)	(1,795)	(1,825)
Contract maintenance charges (note 2)	(63,558)	(46,544)	(33,859)	(36,762)	(98,695)	(87,353)	(1,138,439)	(933,007)
Contingent deferred sales charges (note 2)	(12,600)	(12,997)	(7,787)	(8,118)	(28,736)	(21,685)	(73,459)	(93,043)
Adjustments to maintain reserves	(534)	(689)	703	(8,814)	(482)	(660)	(791)	(809)

Net equity transactions	3,825,784	(2,200,345)	(10,890,554)	(10,551,202)	(7,252,943)	(3,710,226)	22,415,330	15,798,919

Net change in contract owners’ equity	13,390,727	1,527,487	14,704,485	(1,003,548)	8,429,056	1,712,311	17,633,461	31,289,759
Contract owners’ equity beginning of period	23,536,373	22,008,886	70,655,033	71,658,581	43,231,251	41,518,940	169,652,062	138,362,303

Contract owners’ equity end of period	$36,927,100	23,536,373	85,359,518	70,655,033	51,660,307	43,231,251	187,285,523	169,652,062

CHANGES IN UNITS:
Beginning units	1,031,471	1,135,796	1,793,384	2,073,053	2,003,112	2,180,295	10,834,509	9,793,974
Units purchased	644,489	283,004	55,137	34,528	377,098	307,616	4,174,434	4,039,425
Units redeemed	(504,726)	(387,329)	(277,879)	(314,197)	(644,848)	(484,799)	(2,747,640)	(2,998,890)

Ending units	1,171,234	1,031,471	1,570,642	1,793,384	1,735,362	2,003,112	12,261,303	10,834,509

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVSTB2		NVOLG1		NVOLG2		NVTIV3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(344,783)	(180,245)	(1,985,008)	(2,234,019)	(2,386,287)	(2,654,156)	490,340	1,778,889
Realized gain (loss) on investments	205,999	275,802	13,659,202	5,426,399	11,098,516	4,448,290	6,615,865	316,105
Change in unrealized gain (loss) on investments	(1,169,640)	1,269,933	93,705,547	51,052,517	60,547,793	34,803,766	32,625,894	32,274,962
Reinvested capital gains	74,607	-	-	-	-	-	2,321,659	3,970,267

Net increase (decrease) in contract owners’ equity resulting from operations	(1,233,817)	1,365,490	105,379,741	54,244,897	69,260,022	36,597,900	42,053,758	38,340,223

Equity transactions:
Purchase payments received from contract owners (note 3)	22,069,512	12,162,082	4,512,072	4,303,351	7,184,728	5,738,421	13,820,987	14,620,907
Transfers between funds	9,496,112	3,420,041	(9,092,842)	(11,129,356)	(11,701,855)	(12,673,243)	(19,077,264)	(6,132,659)
Redemptions	(8,542,123)	(7,875,069)	(47,404,079)	(48,009,010)	(36,535,415)	(34,449,963)	(23,979,032)	(23,434,554)
Annuity benefits	(13,201)	(18,755)	(76,151)	(96,074)	(50,121)	(50,508)	(4,823)	(2,091)
Contract maintenance charges (note 2)	(412,572)	(349,012)	(155,154)	(174,969)	(248,796)	(232,256)	(1,627,060)	(1,454,744)
Contingent deferred sales charges (note 2)	(52,678)	(46,924)	(31,297)	(58,412)	(99,271)	(160,072)	(148,592)	(175,032)
Adjustments to maintain reserves	(898)	(775)	11,639	4,687	(1,660)	(3,692)	(843)	(1,243)

Net equity transactions	22,544,152	7,291,588	(52,235,812)	(55,159,783)	(41,452,390)	(41,831,313)	(31,016,627)	(16,579,416)

Net change in contract owners’ equity	21,310,335	8,657,078	53,143,929	(914,886)	27,807,632	(5,233,413)	11,037,131	21,760,807
Contract owners’ equity beginning of period	78,202,557	69,545,479	328,921,462	329,836,348	224,500,151	229,733,564	244,219,406	222,458,599

Contract owners’ equity end of period	$99,512,892	78,202,557	382,065,391	328,921,462	252,307,783	224,500,151	255,256,537	244,219,406

CHANGES IN UNITS:
Beginning units	7,363,429	6,676,235	20,923,729	24,571,339	14,521,525	17,340,176	17,866,204	19,166,748
Units purchased	5,027,590	3,062,881	398,115	578,567	1,472,739	1,738,695	3,282,504	3,513,317
Units redeemed	(2,884,079)	(2,375,687)	(3,307,076)	(4,226,177)	(3,846,798)	(4,557,346)	(5,377,013)	(4,813,861)

Ending units	9,506,940	7,363,429	18,014,768	20,923,729	12,147,466	14,521,525	15,771,695	17,866,204

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	EIF		EIF2		NVRE1		NVRE2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(184)	-	(2,455,142)	(796,164)	40,710	(205,336)	(187,379)	(482,335)
Realized gain (loss) on investments	44	-	11,034,670	6,274,561	4,314,416	4,460,378	4,501,549	6,052,878
Change in unrealized gain (loss) on investments	14,682	-	34,795,596	14,279,807	(7,343,843)	(1,475,127)	(8,917,361)	(3,499,416)
Reinvested capital gains	-	-	-	-	4,251,930	6,061,151	5,319,244	6,699,271

Net increase (decrease) in contract owners’ equity resulting from operations	14,542	-	43,375,124	19,758,204	1,263,213	8,841,066	716,053	8,770,398

Equity transactions:
Purchase payments received from contract owners (note 3)	112,532	-	16,945,188	9,130,537	810,235	1,187,157	13,614,803	7,583,595
Transfers between funds	68,385	-	(473,094)	(11,425,457)	(4,082,111)	262,303	(766,798)	(1,381,989)
Redemptions	(433)	-	(15,355,045)	(11,767,011)	(7,391,599)	(9,805,662)	(10,410,138)	(8,993,774)
Annuity benefits	-	-	(3,133)	(8,052)	(1,715)	(1,456)	(4,591)	(3,729)
Contract maintenance charges (note 2)	-	-	(810,502)	(689,678)	(23,168)	(27,533)	(7,079)	(8,771)
Contingent deferred sales charges (note 2)	-	-	(78,201)	(89,755)	(9,107)	(10,757)	(38,214)	(43,949)
Adjustments to maintain reserves	12	-	(1,204)	(1,461)	(56)	(112)	(760)	(750)

Net equity transactions	180,496	-	224,009	(14,850,877)	(10,697,521)	(8,396,060)	2,387,223	(2,849,367)

Net change in contract owners’ equity	195,038	-	43,599,133	4,907,327	(9,434,308)	445,006	3,103,276	5,921,031
Contract owners’ equity beginning of period	-	-	133,200,453	128,293,126	64,686,915	64,241,909	69,637,524	63,716,493

Contract owners’ equity end of period	$195,038	-	176,799,586	133,200,453	55,252,607	64,686,915	72,740,800	69,637,524

CHANGES IN UNITS:
Beginning units	-	-	7,739,216	8,681,768	5,802,593	6,584,064	6,374,471	6,645,388
Units purchased	16,317	-	2,261,456	1,131,390	303,386	731,661	2,730,415	2,648,867
Units redeemed	(39)	-	(2,305,753)	(2,073,942)	(1,232,100)	(1,513,132)	(2,518,785)	(2,919,784)

Ending units	16,278	-	7,694,919	7,739,216	4,873,879	5,802,593	6,586,101	6,374,471

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVLM2		NCPG2		NCPGI2		IDPG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$109	-	2,323,260	-	1,088,418	-	1,347,511	-
Realized gain (loss) on investments	1	-	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	1,281	-	7,081,125	-	2,327,503	-	4,086,980	-
Reinvested capital gains	124	-	1,772,943	-	797,309	-	133,058	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,515	-	11,177,328	-	4,213,230	-	5,567,549	-

Equity transactions:
Purchase payments received from contract owners (note 3)	22,000	-	203,266,604	-	94,468,194	-	116,906,207	-
Transfers between funds	-	-	8,336,632	-	1,888,064	-	2,014,734	-
Redemptions	-	-	(340,228)	-	(222,209)	-	(141,852)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(8,500)	-	(3,332)	-	(2,646)	-
Contingent deferred sales charges (note 2)	-	-	(5,064)	-	(4,179)	-	(1,908)	-
Adjustments to maintain reserves	(5)	-	(77)	-	(89)	-	(61)	-

Net equity transactions	21,995	-	211,249,367	-	96,126,449	-	118,774,474	-

Net change in contract owners’ equity	23,510	-	222,426,695	-	100,339,679	-	124,342,023	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$23,510	-	222,426,695	-	100,339,679	-	124,342,023	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	2,099	-	20,492,498	-	9,382,465	-	11,641,549	-
Units redeemed	-	-	(176,364)	-	(99,457)	-	(57,184)	-

Ending units	2,099	-	20,316,134	-	9,283,008	-	11,584,365	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	IDPGI2		NVSIX2		GVEX2		NOTB4
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$772,647	-	58,956	-	482,024	-	(13,103)	(145)
Realized gain (loss) on investments	112	-	38,927	-	4,632	-	15,344	2
Change in unrealized gain (loss) on investments	2,007,421	-	619,805	-	2,577,644	-	109,985	450
Reinvested capital gains	214,369	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,994,549	-	717,688	-	3,064,300	-	112,226	307

Equity transactions:
Purchase payments received from contract owners (note 3)	69,884,199	-	6,135,626	-	30,585,994	-	5,452,418	283,740
Transfers between funds	35,583	-	2,381,476	-	10,376,117	-	(83,566)	-
Redemptions	(325,416)	-	(161,162)	-	(312,974)	-	(418,616)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(134)	-	(1,741)	-	(11,486)	-	(7)	-
Contingent deferred sales charges (note 2)	(5,597)	-	(97)	-	(21)	-	(18,381)	-
Adjustments to maintain reserves	(58)	-	(75)	-	(155)	-	(44)	2

Net equity transactions	69,588,577	-	8,354,027	-	40,637,475	-	4,931,804	283,742

Net change in contract owners’ equity	72,583,126	-	9,071,715	-	43,701,775	-	5,044,030	284,049
Contract owners’ equity beginning of period	-	-	-	-	-	-	284,049	-

Contract owners’ equity end of period	$72,583,126	-	9,071,715	-	43,701,775	-	5,328,079	284,049

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	28,003	-
Units purchased	6,934,103	-	814,374	-	3,996,319	-	542,655	28,003
Units redeemed	(116,432)	-	(91,109)	-	(252,516)	-	(73,731)	-

Ending units	6,817,671	-	723,265	-	3,743,803	-	496,927	28,003

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NOTG4		NOTMG4		PMVRA		ALVBWB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,924)	(69)	(4,354)	(37)	467	-	7,446	1,618
Realized gain (loss) on investments	4,373	1	8,130	1	(114)	-	2,549	67
Change in unrealized gain (loss) on investments	300,359	(401)	97,246	(93)	(1,168)	-	39,020	10,826
Reinvested capital gains	-	-	-	-	237	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	300,808	(469)	101,022	(129)	(578)	-	49,015	12,511

Equity transactions:
Purchase payments received from contract owners (note 3)	4,260,262	151,863	2,059,702	77,187	31,338	-	226,213	134,459
Transfers between funds	19,314	-	10,973	-	(15)	-	(17,061)	(133)
Redemptions	(42,904)	-	(103,923)	-	-	-	(3,056)	(2,803)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3)	-	(2)	-	-	-	(1,273)	(327)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	8	(3)	(1)	1	(5)	-	(5)	(9)

Net equity transactions	4,236,677	151,860	1,966,749	77,188	31,318	-	204,818	131,187

Net change in contract owners’ equity	4,537,485	151,391	2,067,771	77,059	30,740	-	253,833	143,698
Contract owners’ equity beginning of period	151,391	-	77,059	-	-	-	187,865	44,167

Contract owners’ equity end of period	$4,688,876	151,391	2,144,830	77,059	30,740	-	441,698	187,865

CHANGES IN UNITS:
Beginning units	14,748	-	7,494	-	-	-	18,205	4,833
Units purchased	391,628	14,748	191,904	7,494	3,925	-	20,746	13,706
Units redeemed	(4,257)	-	(9,825)	-	(493)	-	(1,991)	(334)

Ending units	402,119	14,748	189,573	7,494	3,432	-	36,960	18,205

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ALVGIB		ALVSVA		ALVSVB		ACVB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(22,168)	(8,815)	(29)	-	(889,537)	(730,529)	87,569	252,988
Realized gain (loss) on investments	(190,779)	(310,389)	(39)	-	3,921,331	3,472,786	415,270	128,344
Change in unrealized gain (loss) on investments	2,071,226	1,267,722	10,870	-	15,160,210	4,018,458	3,973,488	3,027,234
Reinvested capital gains	-	-	1,144	-	4,214,868	1,808,592	693,126	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,858,279	948,518	11,946	-	22,406,872	8,569,307	5,169,453	3,408,566

Equity transactions:
Purchase payments received from contract owners (note 3)	295,406	63,680	103,810	-	15,243,980	8,658,428	500,195	442,668
Transfers between funds	(261,058)	(238,510)	61,350	-	(1,698,711)	(3,206,421)	589,431	2,356,265
Redemptions	(991,460)	(1,132,303)	-	-	(5,269,269)	(4,534,107)	(4,969,209)	(5,155,224)
Annuity benefits	-	-	-	-	-	-	(28,009)	(26,147)
Contract maintenance charges (note 2)	(495)	(606)	-	-	(421,878)	(344,787)	(16,876)	(19,120)
Contingent deferred sales charges (note 2)	(478)	(667)	-	-	(37,431)	(50,738)	(1,050)	(2,129)
Adjustments to maintain reserves	(238)	(212)	(6)	-	(1,161)	(672)	934	700

Net equity transactions	(958,323)	(1,308,618)	165,154	-	7,815,530	521,703	(3,924,584)	(2,402,987)

Net change in contract owners’ equity	899,956	(360,100)	177,100	-	30,222,402	9,091,010	1,244,869	1,005,579
Contract owners’ equity beginning of period	6,194,505	6,554,605	-	-	62,525,958	53,434,948	34,580,967	33,575,388

Contract owners’ equity end of period	$7,094,461	6,194,505	177,100	-	92,748,360	62,525,958	35,825,836	34,580,967

CHANGES IN UNITS:
Beginning units	367,311	449,878	-	-	2,682,273	2,665,187	1,270,811	1,363,531
Units purchased	31,701	17,455	14,511	-	1,205,136	845,808	111,643	158,379
Units redeemed	(81,146)	(100,022)	(131)	-	(939,695)	(828,722)	(246,067)	(251,099)

Ending units	317,866	367,311	14,380	-	2,947,714	2,682,273	1,136,387	1,270,811

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVCA		ACVIG		ACVIG2		ACVIP2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,023)	(1,149)	140,102	109,156	26,874	19,145	258,712	2,456,166
Realized gain (loss) on investments	7,064	11,931	329,490	(207,264)	(76,345)	(129,365)	1,368,550	2,599,188
Change in unrealized gain (loss) on investments	9,931	(3,694)	4,046,987	1,920,003	1,388,392	666,102	(39,040,641)	3,966,549
Reinvested capital gains	2,877	5,294	-	-	-	-	9,696,989	6,029,123

Net increase (decrease) in contract owners’ equity resulting from operations	18,849	12,382	4,516,579	1,821,895	1,338,921	555,882	(27,716,390)	15,051,026

Equity transactions:
Purchase payments received from contract owners (note 3)	(8)	(167)	203,172	215,317	3,596	34,265	30,189,624	34,390,441
Transfers between funds	44	(89)	744,090	(441,930)	170,274	(47,247)	(9,809,471)	8,560,480
Redemptions	(22)	(16,691)	(2,470,989)	(1,779,451)	(634,758)	(705,230)	(23,426,692)	(25,327,881)
Annuity benefits	(15,628)	(14,894)	(5,134)	(4,392)	-	-	(7,565)	(20,317)
Contract maintenance charges (note 2)	(14)	284	(7,753)	(8,185)	(620)	(744)	(1,494,189)	(1,302,626)
Contingent deferred sales charges (note 2)	-	-	(1,990)	(1,587)	(70)	(344)	(129,754)	(139,466)
Adjustments to maintain reserves	5,862	874	(93)	(115)	(35)	(179)	(54)	(2,637)

Net equity transactions	(9,766)	(30,683)	(1,538,697)	(2,020,343)	(461,613)	(719,479)	(4,678,101)	16,157,994

Net change in contract owners’ equity	9,083	(18,301)	2,977,882	(198,448)	877,308	(163,597)	(32,394,491)	31,209,020
Contract owners’ equity beginning of period	71,829	90,130	14,041,073	14,239,521	4,322,744	4,486,341	280,157,619	248,948,599

Contract owners’ equity end of period	$80,912	71,829	17,018,955	14,041,073	5,200,052	4,322,744	247,763,128	280,157,619

CHANGES IN UNITS:
Beginning units	-	-	1,072,863	1,231,796	266,974	311,018	18,958,776	17,822,531
Units purchased	10	9	191,999	90,005	34,519	26,461	5,712,368	6,220,656
Units redeemed	(10)	(9)	(294,704)	(248,938)	(58,987)	(70,505)	(6,062,814)	(5,084,411)

Ending units	-	-	970,158	1,072,863	242,506	266,974	18,608,330	18,958,776

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVI		ACVI3		ACVMV1		ACVMV2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$52	(59)	-	(1)	(9,522)	51,925	(444,685)	228,614
Realized gain (loss) on investments	183	(761)	11	16	421,820	346,443	5,624,579	2,379,004
Change in unrealized gain (loss) on investments	1,816	3,194	(5)	7	1,616,082	201,214	15,750,274	3,403,599
Reinvested capital gains	-	-	-	-	120,903	387,583	1,331,582	3,920,363

Net increase (decrease) in contract owners’ equity resulting from operations	2,051	2,374	6	22	2,149,283	987,165	22,261,750	9,931,580

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(37)	-	-	409,404	228,135	13,280,203	10,447,724
Transfers between funds	-	46	-	2	1,075,889	(43,046)	(6,752,828)	(2,918,193)
Redemptions	(742)	-	-	-	(1,196,747)	(726,541)	(6,462,741)	(5,092,553)
Annuity benefits	(1,661)	(7,154)	(99)	(94)	(773)	(656)	(36)	(37)
Contract maintenance charges (note 2)	-	(10)	-	(3)	(2,805)	(2,647)	(520,431)	(411,922)
Contingent deferred sales charges (note 2)	-	1	-	-	(3,055)	(1,162)	(39,952)	(48,980)
Adjustments to maintain reserves	(63)	702	1	1	(80)	(63)	(919)	(810)

Net equity transactions	(2,466)	(6,452)	(98)	(94)	281,833	(545,980)	(496,704)	1,975,229

Net change in contract owners’ equity	(415)	(4,078)	(92)	(72)	2,431,116	441,185	21,765,046	11,906,809
Contract owners’ equity beginning of period	11,786	15,864	92	164	7,280,300	6,839,115	80,532,667	68,625,858

Contract owners’ equity end of period	$11,371	11,786	-	92	9,711,416	7,280,300	102,297,713	80,532,667

CHANGES IN UNITS:
Beginning units	-	-	-	-	537,946	580,082	5,121,977	4,998,981
Units purchased	-	1	-	-	172,541	149,808	1,375,988	1,305,989
Units redeemed	-	(1)	-	-	(151,242)	(191,944)	(1,415,366)	(1,182,993)

Ending units	-	-	-	-	559,245	537,946	5,082,599	5,121,977

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVU2		ACVVS1		DVSCS		DCAP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	(29)	(47)	(67)	(455,022)	(901,834)	217,701	861,777
Realized gain (loss) on investments	-	1,983	1,970	557	7,695,353	7,509,240	878,967	785,181
Change in unrealized gain (loss) on investments	-	(1,235)	(1,120)	279	23,308,750	1,100,457	5,195,130	1,435,033
Reinvested capital gains	-	-	-	-	1,313,691	2,917,328	86,023	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	719	803	769	31,862,772	10,625,191	6,377,821	3,081,991

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	(138)	126	5,864,022	7,923,579	593,485	643,284
Transfers between funds	-	-	138	(129)	(930,240)	(6,258,432)	(1,905,508)	3,741,571
Redemptions	-	-	-	-	(9,898,214)	(8,107,080)	(4,816,237)	(4,799,723)
Annuity benefits	-	(5,712)	(3,481)	(478)	(374)	(313)	(8,270)	(7,749)
Contract maintenance charges (note 2)	-	-	-	3	(297,173)	(256,742)	(13,688)	(15,502)
Contingent deferred sales charges (note 2)	-	-	-	-	(34,740)	(50,049)	(3,041)	(5,738)
Adjustments to maintain reserves	-	(12)	1,293	(1,588)	(1,247)	(1,382)	2,390	2,107

Net equity transactions	-	(5,724)	(2,188)	(2,066)	(5,297,966)	(6,750,419)	(6,150,869)	(441,750)

Net change in contract owners’ equity	-	(5,005)	(1,385)	(1,297)	26,564,806	3,874,772	226,952	2,640,241
Contract owners’ equity beginning of period	-	5,005	4,070	5,367	84,000,339	80,125,567	35,715,680	33,075,439

Contract owners’ equity end of period	$-	-	2,685	4,070	110,565,145	84,000,339	35,942,632	35,715,680

CHANGES IN UNITS:
Beginning units	-	-	-	-	3,907,331	4,193,254	1,973,392	1,991,035
Units purchased	-	-	28	25	1,069,491	987,109	179,692	519,877
Units redeemed	-	-	(28)	(25)	(1,256,894)	(1,273,032)	(491,226)	(537,520)

Ending units	-	-	-	-	3,719,928	3,907,331	1,661,858	1,973,392

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DCAPS		DVDLS		DGI		FCA2S
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$211,272	1,628,192	(18,296)	(20,991)	(61,279)	11,807	(10,214)	(18,528)
Realized gain (loss) on investments	6,331,715	2,132,194	430,368	125,010	438,477	272,642	53,204	(6,920)
Change in unrealized gain (loss) on investments	13,225,345	3,769,940	87,478	163,956	3,869,004	1,724,328	108,268	64,439
Reinvested capital gains	272,433	-	-	-	-	-	27,994	90,844

Net increase (decrease) in contract owners’ equity resulting from operations	20,040,765	7,530,326	499,550	267,975	4,246,202	2,008,777	179,252	129,835

Equity transactions:
Purchase payments received from contract owners (note 3)	14,269,608	19,707,743	2,890	5,477	236,576	171,784	9,745	19,902
Transfers between funds	(11,025,994)	2,687,388	(22,165)	(417,783)	(150,916)	(114,815)	(30,509)	(27,208)
Redemptions	(6,733,803)	(7,013,643)	(338,827)	(359,585)	(1,859,833)	(1,766,161)	(185,953)	(415,740)
Annuity benefits	-	-	(157)	(112)	(1,534)	(1,039)	-	-
Contract maintenance charges (note 2)	(674,402)	(530,592)	(206)	(300)	(8,148)	(8,740)	(162)	(249)
Contingent deferred sales charges (note 2)	(31,029)	(66,541)	(30)	(1,271)	(366)	(1,758)	(151)	(34)
Adjustments to maintain reserves	(989)	(751)	(74)	(79)	11	(41)	(100)	(73)

Net equity transactions	(4,196,609)	14,783,604	(358,569)	(773,653)	(1,784,210)	(1,720,770)	(207,130)	(423,402)

Net change in contract owners’ equity	15,844,156	22,313,930	140,981	(505,678)	2,461,992	288,007	(27,878)	(293,567)
Contract owners’ equity beginning of period	105,436,097	83,122,167	1,188,734	1,694,412	13,030,420	12,742,413	1,322,091	1,615,658

Contract owners’ equity end of period	$121,280,253	105,436,097	1,329,715	1,188,734	15,492,412	13,030,420	1,294,213	1,322,091

CHANGES IN UNITS:
Beginning units	6,144,933	5,240,577	86,233	146,781	861,337	981,613	90,443	119,610
Units purchased	1,482,408	3,005,542	53,820	48,602	32,254	43,860	5,763	2,324
Units redeemed	(1,659,608)	(2,101,186)	(73,118)	(109,150)	(134,995)	(164,136)	(18,703)	(31,491)

Ending units	5,967,733	6,144,933	66,935	86,233	758,596	861,337	77,503	90,443

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FQB		FQBS		FEIP		FVSS2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$318,139	303,594	875,529	966,412	3,847,321	5,610,995	(74,591)	(106,526)
Realized gain (loss) on investments	388,099	115,862	62,056	322,937	(2,254,315)	5,118,528	773,237	(327,900)
Change in unrealized gain (loss) on investments	(749,372)	468,008	(1,211,431)	1,740,874	57,857,545	17,134,098	1,544,660	2,502,330
Reinvested capital gains	-	-	-	-	22,745,866	21,013,230	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(43,134)	887,464	(273,846)	3,030,223	82,196,417	48,876,851	2,243,306	2,067,904

Equity transactions:
Purchase payments received from contract owners (note 3)	187,641	178,719	328,694	360,517	4,271,495	4,115,420	38,372	105,320
Transfers between funds	(572,859)	726,570	(904,350)	(18,568)	(5,514,330)	(3,541,812)	(562,305)	(202,142)
Redemptions	(1,546,348)	(1,480,896)	(5,925,040)	(7,404,108)	(45,847,088)	(47,017,486)	(1,824,675)	(1,994,978)
Annuity benefits	-	-	-	-	(76,361)	(147,869)	(3,525)	(2,459)
Contract maintenance charges (note 2)	(3,422)	(4,222)	(12,792)	(14,704)	(160,651)	(175,351)	(1,250)	(1,654)
Contingent deferred sales charges (note 2)	(1,907)	(1,607)	(9,027)	(18,512)	(13,883)	(22,494)	(1,351)	(4,208)
Adjustments to maintain reserves	(85)	(100)	(506)	(425)	5,956	6,557	(259)	(1,119)

Net equity transactions	(1,936,980)	(581,536)	(6,523,021)	(7,095,800)	(47,334,862)	(46,783,035)	(2,354,993)	(2,101,240)

Net change in contract owners’ equity	(1,980,114)	305,928	(6,796,867)	(4,065,577)	34,861,555	2,093,816	(111,687)	(33,336)
Contract owners’ equity beginning of period	11,356,698	11,050,770	37,620,602	41,686,179	329,652,549	327,558,733	9,037,137	9,070,473

Contract owners’ equity end of period	$9,376,584	11,356,698	30,823,735	37,620,602	364,514,104	329,652,549	8,925,450	9,037,137

CHANGES IN UNITS:
Beginning units	741,288	780,758	2,755,559	3,296,763	7,055,782	8,145,845	387,864	490,823
Units purchased	69,730	113,166	331,164	423,311	137,216	175,949	44,570	87,259
Units redeemed	(197,182)	(152,636)	(817,219)	(964,515)	(1,040,791)	(1,266,012)	(134,690)	(190,218)

Ending units	613,836	741,288	2,269,504	2,755,559	6,152,207	7,055,782	297,744	387,864

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FHIP		FAMP		FNRS2		FEI2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,004,561	2,164,468	273,565	206,570	(636,661)	(643,731)	1,924,963	2,403,366
Realized gain (loss) on investments	(547,533)	(1,137,947)	5,239,754	2,630,650	(2,581,669)	(6,545,271)	(1,547,963)	(4,514,983)
Change in unrealized gain (loss) on investments	658,671	5,297,401	12,382,327	11,166,603	18,748,603	9,324,446	32,068,824	14,837,289
Reinvested capital gains	-	-	324,301	1,009,102	520,533	-	15,353,797	11,021,363

Net increase (decrease) in contract owners’ equity resulting from operations	2,115,699	6,323,922	18,219,947	15,012,925	16,050,806	2,135,444	47,799,621	23,747,035

Equity transactions:
Purchase payments received from contract owners (note 3)	33,816	(342)	1,543,204	1,286,309	13,966,825	8,409,524	44,971,101	22,748,996
Transfers between funds	(936,511)	(1,312,313)	(1,431,150)	(1,719,710)	(7,545,991)	(9,051,966)	(5,603,499)	(8,602,069)
Redemptions	(6,024,579)	(7,726,239)	(17,758,921)	(19,696,655)	(8,805,746)	(9,374,671)	(20,677,642)	(17,566,070)
Annuity benefits	(9,033)	(7,606)	(17,827)	(18,316)	(6,624)	(6,029)	(1,563)	(1,421)
Contract maintenance charges (note 2)	(23,334)	(27,731)	(74,894)	(84,834)	(11,504)	(14,262)	(862,994)	(696,198)
Contingent deferred sales charges (note 2)	(1,197)	(1,560)	(1,761)	(9,924)	(34,485)	(92,532)	(84,340)	(107,608)
Adjustments to maintain reserves	1,111	(4,690)	6,217	4,928	(1,233)	(884)	(770)	(1,818)

Net equity transactions	(6,959,727)	(9,080,481)	(17,735,132)	(20,238,202)	(2,438,758)	(10,130,820)	17,740,293	(4,226,188)

Net change in contract owners’ equity	(4,844,028)	(2,756,559)	484,815	(5,225,277)	13,612,048	(7,995,376)	65,539,914	19,520,847
Contract owners’ equity beginning of period	50,428,476	53,185,035	137,624,185	142,849,462	74,215,100	82,210,476	179,954,994	160,434,147

Contract owners’ equity end of period	$45,584,448	50,428,476	138,109,000	137,624,185	87,827,148	74,215,100	245,494,908	179,954,994

CHANGES IN UNITS:
Beginning units	1,611,234	1,920,320	3,849,011	4,443,665	4,666,971	5,296,112	10,692,821	10,951,320
Units purchased	16	-	60,121	55,208	1,355,157	1,366,148	3,775,229	2,710,891
Units redeemed	(218,363)	(309,086)	(542,128)	(649,862)	(1,528,957)	(1,995,289)	(2,830,763)	(2,969,390)

Ending units	1,392,887	1,611,234	3,367,004	3,849,011	4,493,171	4,666,971	11,637,287	10,692,821

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FF10S		FF10S2		FF20S		FF20S2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$12,199	28,271	124,612	391,696	43,071	60,407	332,206	1,552,473
Realized gain (loss) on investments	482,484	159,227	(59,045)	(373,546)	718,244	254,922	(1,809,383)	(468,336)
Change in unrealized gain (loss) on investments	94,721	262,948	15,888,780	9,596,864	526,760	664,072	54,696,223	35,608,515
Reinvested capital gains	70,641	79,550	1,912,740	1,860,931	144,574	117,762	6,156,404	4,822,666

Net increase (decrease) in contract owners’ equity resulting from operations	660,045	529,996	17,867,087	11,475,945	1,432,649	1,097,163	59,375,450	41,515,318

Equity transactions:
Purchase payments received from contract owners (note 3)	92,742	53,652	38,156,104	25,539,421	375,488	280,293	20,501,013	58,023,162
Transfers between funds	758,576	614,060	(901,093)	6,235,816	814,169	388,740	(2,741,188)	5,076,979
Redemptions	(1,412,241)	(674,338)	(9,996,247)	(9,363,769)	(1,447,845)	(1,282,036)	(22,320,473)	(18,237,501)
Annuity benefits	(9,695)	(9,177)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,993)	(2,050)	(1,298,152)	(932,769)	(4,356)	(4,458)	(4,218,766)	(3,504,859)
Contingent deferred sales charges (note 2)	(532)	(1,211)	(83,331)	(102,210)	(1,745)	(5,454)	(237,641)	(203,373)
Adjustments to maintain reserves	2,420	1,769	(601)	(508)	(80)	(68)	(662)	(551)

Net equity transactions	(570,723)	(17,295)	25,876,680	21,375,981	(264,369)	(622,983)	(9,017,717)	41,153,857

Net change in contract owners’ equity	89,322	512,701	43,743,767	32,851,926	1,168,280	474,180	50,357,733	82,669,175
Contract owners’ equity beginning of period	5,827,050	5,314,349	141,890,971	109,039,045	10,089,918	9,615,738	427,562,784	344,893,609

Contract owners’ equity end of period	$5,916,372	5,827,050	185,634,738	141,890,971	11,258,198	10,089,918	477,920,517	427,562,784

CHANGES IN UNITS:
Beginning units	468,537	470,396	10,721,864	9,073,579	847,317	901,996	31,873,679	28,669,879
Units purchased	93,442	101,705	3,474,971	3,079,121	143,466	106,851	3,242,126	6,261,474
Units redeemed	(136,895)	(103,564)	(1,622,991)	(1,430,836)	(164,774)	(161,530)	(3,878,416)	(3,057,674)

Ending units	425,084	468,537	12,573,844	10,721,864	826,009	847,317	31,237,389	31,873,679

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FF30S		FF30S2		FGP		FG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$38,208	58,526	(12,097)	82,817	(3,617,643)	(2,569,775)	(1,795,100)	(1,198,129)
Realized gain (loss) on investments	472,940	(70,257)	(9,851)	(945,122)	16,880,624	7,167,215	7,418,902	438,500
Change in unrealized gain (loss) on investments	1,098,249	931,094	5,579,215	3,890,185	89,957,845	37,988,759	29,428,199	12,187,378
Reinvested capital gains	134,233	70,610	479,930	245,034	234,742	-	93,826	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,743,630	989,973	6,037,197	3,272,914	103,455,568	42,586,199	35,145,827	11,427,749

Equity transactions:
Purchase payments received from contract owners (note 3)	606,060	590,216	7,385,834	3,455,517	4,367,896	4,835,706	31,385,396	19,163,172
Transfers between funds	1,344,244	519,884	728,746	161,991	(4,977,738)	(6,962,662)	(1,133,201)	(12,811,696)
Redemptions	(1,139,924)	(800,984)	(3,864,964)	(1,920,354)	(41,780,425)	(47,928,988)	(8,785,813)	(9,642,019)
Annuity benefits	-	-	-	-	(82,176)	(79,318)	(2,163)	(1,896)
Contract maintenance charges (note 2)	(4,535)	(4,854)	(5,512)	(5,308)	(204,116)	(228,807)	(548,244)	(410,948)
Contingent deferred sales charges (note 2)	(11,020)	(8,367)	(15,128)	(20,349)	(14,555)	(34,652)	(70,086)	(120,765)
Adjustments to maintain reserves	(54)	(80)	(346)	(306)	15,680	6,006	(493)	(1,134)

Net equity transactions	794,771	295,815	4,228,630	1,671,191	(42,675,434)	(50,392,715)	20,845,396	(3,825,286)

Net change in contract owners’ equity	2,538,401	1,285,788	10,265,827	4,944,105	60,780,134	(7,806,516)	55,991,223	7,602,463
Contract owners’ equity beginning of period	8,239,150	6,953,362	28,863,603	23,919,498	320,590,777	328,397,293	96,771,361	89,168,898

Contract owners’ equity end of period	$10,777,551	8,239,150	39,129,430	28,863,603	381,370,911	320,590,777	152,762,584	96,771,361

CHANGES IN UNITS:
Beginning units	716,045	688,670	2,196,243	2,066,391	5,741,037	6,680,291	5,923,542	6,092,294
Units purchased	189,944	133,563	936,162	550,349	123,530	142,612	2,942,233	2,397,744
Units redeemed	(124,864)	(106,188)	(649,169)	(420,497)	(814,888)	(1,081,866)	(1,860,440)	(2,566,496)

Ending units	781,125	716,045	2,483,236	2,196,243	5,049,679	5,741,037	7,005,335	5,923,542

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FHIPR		FIGBS		FIGBP2		FMCS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$845,675	1,134,381	143,482	235,075	2,206,538	1,742,938	(224,793)	(202,662)
Realized gain (loss) on investments	397,562	175,063	311,119	802,968	2,312,824	3,406,579	1,721,464	1,995,541
Change in unrealized gain (loss) on investments	(269,515)	1,457,588	(1,420,795)	(598,954)	(23,548,354)	(155,049)	2,632,210	(581,637)
Reinvested capital gains	-	-	231,711	721,816	4,764,478	10,995,269	3,142,412	1,797,861

Net increase (decrease) in contract owners’ equity resulting from operations	973,722	2,767,032	(734,483)	1,160,905	(14,264,514)	15,989,737	7,271,293	3,009,103

Equity transactions:
Purchase payments received from contract owners (note 3)	1,509,521	1,137,197	487,930	588,391	21,546,244	26,586,213	635,865	784,078
Transfers between funds	(4,856,417)	2,743,914	(3,878,257)	787,620	13,696,336	18,573,845	(133,246)	(2,197,048)
Redemptions	(3,856,288)	(3,177,947)	(4,152,031)	(3,784,877)	(44,040,912)	(56,140,506)	(3,573,408)	(3,744,054)
Annuity benefits	(55)	-	(4,636)	(4,806)	(18,961)	(13,475)	(5,070)	(5,473)
Contract maintenance charges (note 2)	(5,677)	(6,475)	(6,038)	(7,467)	(1,991,021)	(1,893,358)	(7,955)	(9,158)
Contingent deferred sales charges (note 2)	(3,306)	(3,290)	(5,412)	(4,675)	(230,062)	(288,524)	(8,372)	(5,018)
Adjustments to maintain reserves	(127)	(116)	(109)	(123)	(1,579)	(1,329)	(671)	(735)

Net equity transactions	(7,212,349)	693,283	(7,558,553)	(2,425,937)	(11,039,955)	(13,177,134)	(3,092,857)	(5,177,408)

Net change in contract owners’ equity	(6,238,627)	3,460,315	(8,293,036)	(1,265,032)	(25,304,469)	2,812,603	4,178,436	(2,168,305)
Contract owners’ equity beginning of period	25,500,923	22,040,608	26,526,629	27,791,661	397,596,016	394,783,413	22,757,029	24,925,334

Contract owners’ equity end of period	$19,262,296	25,500,923	18,233,593	26,526,629	372,291,547	397,596,016	26,935,465	22,757,029

CHANGES IN UNITS:
Beginning units	1,901,222	1,853,305	1,867,877	2,042,324	28,617,794	29,688,055	1,935,622	2,401,588
Units purchased	418,063	1,183,024	145,502	379,339	6,361,945	8,873,731	228,390	233,335
Units redeemed	(945,995)	(1,135,107)	(686,674)	(553,786)	(7,295,606)	(9,943,992)	(457,790)	(699,301)

Ending units	1,373,290	1,901,222	1,326,705	1,867,877	27,684,133	28,617,794	1,706,222	1,935,622

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FMC2		FOP		FOPR		FO2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,388,834)	(2,900,851)	9,798	283,650	12,110	141,761	(9,938)	6,374
Realized gain (loss) on investments	562,368	(802,650)	1,844,280	669,340	(1,095,103)	(1,511,158)	75,796	(40,773)
Change in unrealized gain (loss) on investments	45,515,203	13,877,082	11,467,326	7,772,708	7,425,544	5,438,720	529,541	444,109
Reinvested capital gains	34,734,824	19,110,143	195,429	165,187	94,747	78,550	7,932	7,823

Net increase (decrease) in contract owners’ equity resulting from operations	77,423,561	29,283,724	13,516,833	8,890,885	6,437,298	4,147,873	603,331	417,533

Equity transactions:
Purchase payments received from contract owners (note 3)	26,102,367	21,703,598	1	(26)	907,612	1,240,222	-	-
Transfers between funds	(22,741,427)	(16,454,217)	(801,778)	(1,014,830)	443,489	(743,248)	(22,992)	(16,780)
Redemptions	(27,498,451)	(25,223,259)	(6,320,706)	(6,571,168)	(4,283,297)	(3,421,426)	(662,095)	(427,734)
Annuity benefits	(19,454)	(16,644)	(6,057)	(6,027)	(1,827)	(1,566)	-	-
Contract maintenance charges (note 2)	(1,163,717)	(1,008,948)	(30,124)	(32,959)	(8,533)	(9,303)	(275)	(306)
Contingent deferred sales charges (note 2)	(195,944)	(193,281)	(371)	(640)	(6,429)	(3,927)	(14)	(50)
Adjustments to maintain reserves	(1,461)	(1,711)	(559)	510	191	66	(112)	15

Net equity transactions	(25,518,087)	(21,194,462)	(7,159,594)	(7,625,140)	(2,948,794)	(2,939,182)	(685,488)	(444,855)

Net change in contract owners’ equity	51,905,474	8,089,262	6,357,239	1,265,745	3,488,504	1,208,691	(82,157)	(27,322)
Contract owners’ equity beginning of period	241,324,963	233,235,701	50,915,687	49,649,942	24,161,479	22,952,788	2,396,554	2,423,876

Contract owners’ equity end of period	$293,230,437	241,324,963	57,272,926	50,915,687	27,649,983	24,161,479	2,314,397	2,396,554

CHANGES IN UNITS:
Beginning units	9,324,722	10,141,828	2,036,328	2,365,334	1,648,948	1,866,140	124,307	149,602
Units purchased	1,753,345	1,932,893	-	3	144,039	130,201	-	966
Units redeemed	(2,582,087)	(2,749,999)	(263,428)	(329,009)	(327,155)	(347,393)	(30,558)	(26,261)

Ending units	8,495,980	9,324,722	1,772,900	2,036,328	1,465,832	1,648,948	93,749	124,307

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FO2R		FVSS		FTVIS2		FTVRD2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(203,721)	112,847	(36,950)	(51,953)	8,356,587	6,822,346	28,565	35,836
Realized gain (loss) on investments	(842,408)	(4,777,350)	778,015	652,957	(1,623,460)	(2,916,245)	3,959,188	2,477,217
Change in unrealized gain (loss) on investments	18,402,581	14,314,528	1,001,419	790,190	13,439,321	10,652,790	9,488,589	3,097,048
Reinvested capital gains	288,086	201,418	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,644,538	9,851,443	1,742,484	1,391,194	20,172,448	14,558,891	13,476,342	5,610,101

Equity transactions:
Purchase payments received from contract owners (note 3)	11,205,599	6,482,300	168,696	124,196	43,014,849	18,528,968	508,033	307,661
Transfers between funds	(1,051,180)	(2,727,268)	(181,276)	337,643	9,081,410	3,954,298	(33,217)	(2,052,014)
Redemptions	(5,743,712)	(4,653,331)	(1,147,137)	(991,793)	(20,407,945)	(17,263,941)	(10,765,495)	(10,974,687)
Annuity benefits	(1,234)	(1,059)	-	-	(6,565)	(26,978)	(5,522)	(10,740)
Contract maintenance charges (note 2)	(335,746)	(259,103)	(2,454)	(2,642)	(15,061)	(14,836)	(5,052)	(6,701)
Contingent deferred sales charges (note 2)	(31,357)	(31,779)	(3,560)	(610)	(53,791)	(118,004)	(6,035)	(21,378)
Adjustments to maintain reserves	(1,002)	(914)	(75)	(101)	(821)	(780)	(509)	(774)

Net equity transactions	4,041,368	(1,191,154)	(1,165,806)	(533,307)	31,612,076	5,058,727	(10,307,797)	(12,758,633)

Net change in contract owners’ equity	21,685,906	8,660,289	576,678	857,887	51,784,524	19,617,618	3,168,545	(7,148,532)
Contract owners’ equity beginning of period	61,715,937	53,055,648	6,579,269	5,721,382	150,740,681	131,123,063	53,196,038	60,344,570

Contract owners’ equity end of period	$83,401,843	61,715,937	7,155,947	6,579,269	202,525,205	150,740,681	56,364,583	53,196,038

CHANGES IN UNITS:
Beginning units	4,917,966	4,998,098	396,128	432,099	11,580,755	11,167,150	2,898,040	3,637,623
Units purchased	1,537,557	1,324,721	54,071	84,367	5,035,208	2,954,988	360,329	477,417
Units redeemed	(1,254,800)	(1,404,853)	(115,530)	(120,338)	(2,733,235)	(2,541,383)	(860,996)	(1,217,000)

Ending units	5,200,723	4,917,966	334,669	396,128	13,882,728	11,580,755	2,397,373	2,898,040

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVSV2		FTVMD2		FTVDM3		TIF2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(355,558)	(1,171,890)	969	-	99,498	(31,878)	31,587	49,871
Realized gain (loss) on investments	19,504,837	16,268,277	(207)	-	1,664,645	(589,789)	103,162	22,237
Change in unrealized gain (loss) on investments	20,652,094	6,646,397	8,192	-	(2,448,177)	3,471,324	534,540	440,345
Reinvested capital gains	2,458,140	-	5,292	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	42,259,513	21,742,784	14,246	-	(684,034)	2,849,657	669,289	512,453

Equity transactions:
Purchase payments received from contract owners (note 3)	4,417,776	6,990,978	166,063	-	258,905	232,798	(6)	15
Transfers between funds	(17,800,623)	(19,216,758)	123,146	-	(4,152,718)	1,096,378	(130,278)	(97,066)
Redemptions	(18,197,494)	(18,117,281)	-	-	(3,745,160)	(3,062,546)	(369,034)	(484,716)
Annuity benefits	(4,282)	(2,580)	-	-	-	-	(400)	(341)
Contract maintenance charges (note 2)	(519,676)	(487,715)	-	-	(2,818)	(4,083)	(195)	(263)
Contingent deferred sales charges (note 2)	(71,941)	(117,332)	-	-	(10,340)	(12,185)	(150)	(156)
Adjustments to maintain reserves	(876)	(1,942)	(2)	-	(278)	(462)	(36)	(153)

Net equity transactions	(32,177,116)	(30,952,630)	289,207	-	(7,652,409)	(1,750,100)	(500,099)	(582,680)

Net change in contract owners’ equity	10,082,397	(9,209,846)	303,453	-	(8,336,443)	1,099,557	169,190	(70,227)
Contract owners’ equity beginning of period	140,729,142	149,938,988	-	-	27,445,545	26,345,988	3,404,538	3,474,765

Contract owners’ equity end of period	$150,811,539	140,729,142	303,453	-	19,109,102	27,445,545	3,573,728	3,404,538

CHANGES IN UNITS:
Beginning units	5,909,169	7,354,175	-	-	1,605,393	1,718,984	165,137	196,259
Units purchased	699,170	1,151,477	26,672	-	207,201	293,512	1,804	408
Units redeemed	(1,890,713)	(2,596,483)	(264)	-	(669,733)	(407,103)	(24,168)	(31,530)

Ending units	4,717,626	5,909,169	26,408	-	1,142,861	1,605,393	142,773	165,137

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TIF3		FTVGI2		FTVGI3		FTVFA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$563,577	967,117	(65)	-	4,066,513	5,544,188	3,987,758	262,523
Realized gain (loss) on investments	6,392,261	2,496,917	(106)	-	579,522	648,807	201,432	540,184
Change in unrealized gain (loss) on investments	6,440,659	7,282,591	9,430	-	(6,162,439)	7,896,335	(2,897,581)	2,301,201
Reinvested capital gains	-	-	164	-	1,551,702	182,992	6,816,750	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,396,497	10,746,625	9,423	-	35,298	14,272,322	8,108,359	3,103,908

Equity transactions:
Purchase payments received from contract owners (note 3)	527,373	779,899	379,972	-	23,379,112	12,232,898	21,856,011	5,404,403
Transfers between funds	(4,865,003)	(2,677,303)	-	-	(3,582,822)	1,915,216	7,411,486	(580,343)
Redemptions	(8,914,776)	(7,997,509)	(1,277)	-	(13,920,637)	(13,298,766)	(3,686,645)	(1,453,754)
Annuity benefits	(2,534)	(2,336)	-	-	(26,648)	(32,588)	-	-
Contract maintenance charges (note 2)	(193,820)	(199,584)	-	-	(10,944)	(12,024)	(2,211)	(1,855)
Contingent deferred sales charges (note 2)	(25,253)	(41,950)	-	-	(38,610)	(63,484)	(11,882)	(13,762)
Adjustments to maintain reserves	(786)	(789)	8	-	(1,957)	(1,785)	(519)	(303)

Net equity transactions	(13,474,799)	(10,139,572)	378,703	-	5,797,494	739,467	25,566,240	3,354,386

Net change in contract owners’ equity	(78,302)	607,053	388,126	-	5,832,792	15,011,789	33,674,599	6,458,294
Contract owners’ equity beginning of period	71,055,516	70,448,463	-	-	121,749,441	106,737,652	28,120,573	21,662,279

Contract owners’ equity end of period	$70,977,214	71,055,516	388,126	-	127,582,233	121,749,441	61,795,172	28,120,573

CHANGES IN UNITS:
Beginning units	4,857,387	5,613,198	-	-	6,702,502	6,648,136	2,790,624	2,438,014
Units purchased	492,930	510,931	39,733	-	2,060,453	1,606,250	2,776,529	782,997
Units redeemed	(1,353,455)	(1,266,742)	(131)	-	(1,724,725)	(1,551,884)	(515,307)	(430,387)

Ending units	3,996,862	4,857,387	39,602	-	7,038,230	6,702,502	5,051,846	2,790,624

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVSI2		FTVHI2		GVSSCS		AMTB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(21)	-	(134)	-	46	-	918,392	2,138,107
Realized gain (loss) on investments	-	-	26	-	16	-	(2,722,505)	(6,292,415)
Change in unrealized gain (loss) on investments	335	-	2,988	-	46	-	399,762	9,166,168
Reinvested capital gains	-	-	-	-	1,099	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	314	-	2,880	-	1,207	-	(1,404,351)	5,011,860

Equity transactions:
Purchase payments received from contract owners (note 3)	12,583	-	97,666	-	9,083	-	1,445,122	6,420,090
Transfers between funds	-	-	-	-	(289)	-	14,598,026	6,399,749
Redemptions	-	-	(860)	-	-	-	(20,248,111)	(31,235,201)
Annuity benefits	-	-	-	-	-	-	(12,847)	(19,797)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(611,475)	(634,481)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(63,931)	(109,462)
Adjustments to maintain reserves	3	-	-	-	(6)	-	(3,169)	(1,872)

Net equity transactions	12,586	-	96,806	-	8,788	-	(4,896,385)	(19,180,974)

Net change in contract owners’ equity	12,900	-	99,686	-	9,995	-	(6,300,736)	(14,169,114)
Contract owners’ equity beginning of period	-	-	-	-	-	-	157,226,774	171,395,888

Contract owners’ equity end of period	$12,900	-	99,686	-	9,995	-	150,926,038	157,226,774

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	13,542,864	15,352,684
Units purchased	1,291	-	9,842	-	829	-	3,262,085	4,150,707
Units redeemed	-	-	(85)	-	(25)	-	(3,648,275)	(5,960,527)

Ending units	1,291	-	9,757	-	804	-	13,156,674	13,542,864

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMTG		AMTP		AMFAS		AMSRS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(194)	(183)	(39)	(128)	(59,238)	(58,692)	(204,922)	(329,844)
Realized gain (loss) on investments	655	232	541	1,306	389,000	32,910	419,750	(643,106)
Change in unrealized gain (loss) on investments	3,018	1,299	2,873	1,381	1,043,786	346,122	7,916,551	3,383,957
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,479	1,348	3,375	2,559	1,373,548	320,340	8,131,379	2,411,007

Equity transactions:
Purchase payments received from contract owners (note 3)	(6)	(94)	(2,889)	(113)	39,501	20,770	565,609	279,030
Transfers between funds	18	(45)	(26)	(233)	283,451	(614,494)	658,242	(2,851,772)
Redemptions	(313)	1	2,928	1	(765,033)	(543,418)	(3,873,876)	(3,380,948)
Annuity benefits	(2,819)	(2,519)	(1,661)	(1,898)	-	-	(18,164)	(15,651)
Contract maintenance charges (note 2)	(13)	137	(13)	234	(1,207)	(1,362)	(8,426)	(9,599)
Contingent deferred sales charges (note 2)	-	-	-	-	(661)	(2,399)	(5,027)	(11,655)
Adjustments to maintain reserves	1,870	1,456	16	(5,581)	(182)	(212)	(469)	(226)

Net equity transactions	(1,263)	(1,064)	(1,645)	(7,590)	(444,131)	(1,141,115)	(2,682,111)	(5,990,821)

Net change in contract owners’ equity	2,216	284	1,730	(5,031)	929,417	(820,775)	5,449,268	(3,579,814)
Contract owners’ equity beginning of period	13,214	12,930	12,175	17,206	3,401,665	4,222,440	24,007,753	27,587,567

Contract owners’ equity end of period	$15,430	13,214	13,905	12,175	4,331,082	3,401,665	29,457,021	24,007,753

CHANGES IN UNITS:
Beginning units	5	5	-	-	252,460	335,319	1,432,779	1,804,517
Units purchased	18	17	1	3	125,860	73,848	270,030	106,239
Units redeemed	(23)	(17)	(1)	(3)	(154,996)	(156,707)	(408,591)	(477,977)

Ending units	-	5	-	-	223,324	252,460	1,294,218	1,432,779

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVMS		OVB		OVGS3		OVGS4
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$374,421	2,830	1,130,529	1,232,762	26,703	404,306	(240,328)	284,545
Realized gain (loss) on investments	(1,456,616)	(2,325,747)	(2,033,826)	(2,827,125)	839,428	382,645	417,834	(1,677,194)
Change in unrealized gain (loss) on investments	5,197,517	6,415,498	468,560	4,541,965	11,562,325	8,352,205	16,767,000	12,162,381
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,115,322	4,092,581	(434,737)	2,947,602	12,428,456	9,139,156	16,944,506	10,769,732

Equity transactions:
Purchase payments received from contract owners (note 3)	448,262	438,062	656,325	606,005	2,366,855	1,870,495	15,007,120	4,702,765
Transfers between funds	(770,561)	(928,698)	(857,536)	(885,888)	(86,347)	(527,435)	(2,235,072)	516,047
Redemptions	(5,095,119)	(6,959,169)	(4,656,869)	(5,610,540)	(9,046,161)	(8,226,767)	(9,667,941)	(8,629,965)
Annuity benefits	(12,233)	(5,859)	(6,932)	(7,036)	(11,453)	(9,665)	(16,383)	(13,550)
Contract maintenance charges (note 2)	(19,572)	(23,036)	(14,082)	(17,132)	(18,727)	(20,188)	(6,702)	(7,483)
Contingent deferred sales charges (note 2)	(1,041)	(3,505)	(625)	(4,012)	(19,832)	(17,662)	(26,681)	(66,157)
Adjustments to maintain reserves	4	(345)	3,256	2,572	(206)	(183)	(770)	(1,100)

Net equity transactions	(5,450,260)	(7,482,550)	(4,876,463)	(5,916,031)	(6,815,871)	(6,931,405)	3,053,571	(3,499,443)

Net change in contract owners’ equity	(1,334,938)	(3,389,969)	(5,311,200)	(2,968,429)	5,612,585	2,207,751	19,998,077	7,270,289
Contract owners’ equity beginning of period	37,487,886	40,877,855	33,159,923	36,128,352	52,159,783	49,952,032	67,942,528	60,672,239

Contract owners’ equity end of period	$36,152,948	37,487,886	27,848,723	33,159,923	57,772,368	52,159,783	87,940,605	67,942,528

CHANGES IN UNITS:
Beginning units	1,434,115	1,737,854	1,736,330	2,055,734	2,245,911	2,572,768	4,390,476	4,665,467
Units purchased	15,359	29,750	58,882	89,669	219,187	202,630	1,468,600	1,031,896
Units redeemed	(210,341)	(333,489)	(324,982)	(409,073)	(485,112)	(529,487)	(1,313,182)	(1,306,887)

Ending units	1,239,133	1,434,115	1,470,230	1,736,330	1,979,986	2,245,911	4,545,894	4,390,476

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVGS		OVGSS		OVIG		OVGI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$39,735	838,765	(18,765)	35,793	(640)	-	(26,089)	(39,270)
Realized gain (loss) on investments	8,447,794	7,742,844	546,995	151,570	208	-	201,204	240,657
Change in unrealized gain (loss) on investments	16,605,739	9,963,594	1,123,759	1,098,903	33,322	-	2,912,043	1,504,611
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,093,268	18,545,203	1,651,989	1,286,266	32,890	-	3,087,158	1,705,998

Equity transactions:
Purchase payments received from contract owners (note 3)	389,646	9,330	-	(9,656)	465,829	-	385,560	485,575
Transfers between funds	(2,057,171)	(3,162,900)	(454,320)	(145,912)	(906)	-	(422,047)	168,301
Redemptions	(12,148,490)	(13,011,205)	(1,295,187)	(1,083,894)	(1,289)	-	(1,750,116)	(2,199,460)
Annuity benefits	(19,732)	(19,383)	-	-	-	-	(4,519)	(3,985)
Contract maintenance charges (note 2)	(43,234)	(47,414)	(655)	(702)	-	-	(6,714)	(7,428)
Contingent deferred sales charges (note 2)	(1,977)	(2,263)	(593)	(833)	-	-	(3,878)	(4,356)
Adjustments to maintain reserves	3,232	4,417	(145)	(98)	1	-	890	(482)

Net equity transactions	(13,877,726)	(16,229,418)	(1,750,900)	(1,241,095)	463,635	-	(1,800,824)	(1,561,835)

Net change in contract owners’ equity	11,215,542	2,315,785	(98,911)	45,171	496,525	-	1,286,334	144,163
Contract owners’ equity beginning of period	104,701,325	102,385,540	7,406,259	7,361,088	-	-	11,368,591	11,224,428

Contract owners’ equity end of period	$115,916,867	104,701,325	7,307,348	7,406,259	496,525	-	12,654,925	11,368,591

CHANGES IN UNITS:
Beginning units	2,405,799	2,816,110	310,391	368,092	-	-	1,074,623	1,223,602
Units purchased	36,490	21	-	4,511	43,240	-	52,860	244,973
Units redeemed	(293,601)	(410,332)	(65,918)	(62,212)	(201)	-	(206,429)	(393,952)

Ending units	2,148,688	2,405,799	244,473	310,391	43,039	-	921,054	1,074,623

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVGIS		OVSC		OVSCS		OVAG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,694,918)	(2,229,612)	(29,474)	(33,444)	(556,010)	(674,151)	(131,097)	(139,831)
Realized gain (loss) on investments	7,866,915	(467,277)	616,393	346,914	7,773,894	5,013,335	870,218	154,044
Change in unrealized gain (loss) on investments	50,051,316	32,867,877	1,385,306	315,018	12,337,397	3,353,514	2,228,268	1,469,772
Reinvested capital gains	-	-	76,446	-	763,971	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	56,223,313	30,170,988	2,048,671	628,488	20,319,252	7,692,698	2,967,389	1,483,985

Equity transactions:
Purchase payments received from contract owners (note 3)	12,635,581	10,012,198	274,385	147,811	10,025,517	6,126,148	239,015	359,190
Transfers between funds	(10,228,965)	(21,944,982)	1,966,027	116,320	(3,499,064)	(5,702,213)	(96,098)	(625,607)
Redemptions	(28,266,990)	(28,592,025)	(819,113)	(478,181)	(5,822,366)	(4,609,469)	(1,354,459)	(1,787,726)
Annuity benefits	(4,680)	(1,747)	(584)	(478)	(8,218)	(6,806)	(102)	-
Contract maintenance charges (note 2)	(959,944)	(900,005)	(1,694)	(1,459)	(223,889)	(175,300)	(6,408)	(7,212)
Contingent deferred sales charges (note 2)	(140,340)	(175,848)	(1,874)	(2,985)	(33,935)	(48,828)	(3,585)	(3,556)
Adjustments to maintain reserves	(838)	(1,276)	(62)	(59)	(985)	(738)	(142)	(85)

Net equity transactions	(26,966,176)	(41,603,685)	1,417,085	(219,031)	437,060	(4,417,206)	(1,221,779)	(2,064,996)

Net change in contract owners’ equity	29,257,137	(11,432,697)	3,465,756	409,457	20,756,312	3,275,492	1,745,610	(581,011)
Contract owners’ equity beginning of period	204,910,119	216,342,816	4,417,464	4,008,007	53,320,969	50,045,477	9,602,969	10,183,980

Contract owners’ equity end of period	$234,167,256	204,910,119	7,883,220	4,417,464	74,077,281	53,320,969	11,348,579	9,602,969

CHANGES IN UNITS:
Beginning units	12,583,850	15,287,929	397,625	420,119	2,334,765	2,533,954	1,559,411	1,900,617
Units purchased	1,740,740	2,364,421	294,552	141,004	898,722	658,285	204,239	248,115
Units redeemed	(3,230,862)	(5,068,500)	(181,818)	(163,498)	(883,438)	(857,474)	(390,791)	(589,321)

Ending units	11,093,728	12,583,850	510,359	397,625	2,350,049	2,334,765	1,372,859	1,559,411

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVSB		OVSBS		PMVAAD		PMVFAD
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$36,699	(1,479)	272,710	(23,537)	1,361,027	423,540	70,821	813,476
Realized gain (loss) on investments	(2,532)	285	19,930	2,879	36,266	9,812	(49,614)	535,080
Change in unrealized gain (loss) on investments	(51,785)	11,186	(463,141)	151,271	(2,189,066)	153,142	(2,429,682)	(1,086,348)
Reinvested capital gains	-	-	-	-	-	-	298,344	518,077

Net increase (decrease) in contract owners’ equity resulting from operations	(17,618)	9,992	(170,501)	130,613	(791,773)	586,494	(2,110,131)	780,285

Equity transactions:
Purchase payments received from contract owners (note 3)	22,273	1,434	1,016,954	86,858	27,345,112	8,200,329	7,485,407	3,077,251
Transfers between funds	642,735	723,779	1,934,701	9,056,879	3,969,072	11,678,994	3,453,715	(1,730,044)
Redemptions	(83,539)	(44,585)	(2,053,190)	(394,761)	(2,718,530)	(582,275)	(1,905,504)	(2,237,273)
Annuity benefits	-	-	(131)	(22)	-	-	-	-
Contract maintenance charges (note 2)	(307)	(26)	(872)	(216)	(1,263)	(234)	(2,266)	(1,799)
Contingent deferred sales charges (note 2)	(13)	(91)	(3,101)	(213)	(2,359)	(1,651)	(7,470)	(16,841)
Adjustments to maintain reserves	(40)	(23)	(1,431)	1,121	(347)	(116)	(726)	509

Net equity transactions	581,109	680,488	892,930	8,749,646	28,591,685	19,295,047	9,023,156	(908,197)

Net change in contract owners’ equity	563,491	690,480	722,429	8,880,259	27,799,912	19,881,541	6,913,025	(127,912)
Contract owners’ equity beginning of period	690,480	-	8,880,259	-	19,881,541	-	22,842,574	22,970,486

Contract owners’ equity end of period	$1,253,971	690,480	9,602,688	8,880,259	47,681,453	19,881,541	29,755,599	22,842,574

CHANGES IN UNITS:
Beginning units	67,987	-	874,911	-	1,874,670	-	1,763,524	1,837,753
Units purchased	89,206	74,231	491,400	942,718	3,777,064	2,001,065	1,389,538	542,041
Units redeemed	(31,918)	(6,244)	(402,584)	(67,807)	(1,083,864)	(126,395)	(660,556)	(616,270)

Ending units	125,275	67,987	963,727	874,911	4,567,870	1,874,670	2,492,506	1,763,524

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVLAD		PMVTRD		PMVRSD		PMVEBD
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(786,917)	650,680	1,404,219	1,150,784	(22)	-	160	-
Realized gain (loss) on investments	1,325,524	924,447	(94,393)	57,378	-	-	-	-
Change in unrealized gain (loss) on investments	(6,906,910)	10,401,166	(12,688,696)	3,860,783	(535)	-	(126)	-
Reinvested capital gains	-	-	2,338,141	3,544,898	-	-	64	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,368,303)	11,976,293	(9,040,729)	8,613,843	(557)	-	98	-

Equity transactions:
Purchase payments received from contract owners (note 3)	77,144,724	57,926,661	96,190,206	77,913,355	19,156	-	7,294	-
Transfers between funds	12,931,673	37,544,311	7,588,200	51,435,830	127	-	47	-
Redemptions	(33,412,498)	(28,981,984)	(17,770,988)	(8,870,608)	-	-	-	-
Annuity benefits	(2,071)	(637)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,204,993)	(1,784,357)	(1,113,814)	(646,959)	-	-	-	-
Contingent deferred sales charges (note 2)	(183,891)	(238,752)	(112,359)	(53,861)	-	-	-	-
Adjustments to maintain reserves	6,334	5,603	10,716	(2,687)	(4)	-	(6)	-

Net equity transactions	54,279,278	64,470,845	84,791,961	119,775,070	19,279	-	7,335	-

Net change in contract owners’ equity	47,910,975	76,447,138	75,751,232	128,388,913	18,722	-	7,433	-
Contract owners’ equity beginning of period	337,032,708	260,585,570	193,716,161	65,327,248	-	-	-	-

Contract owners’ equity end of period	$384,943,683	337,032,708	269,467,393	193,716,161	18,722	-	7,433	-

CHANGES IN UNITS:
Beginning units	28,772,761	23,171,669	17,987,204	6,540,321	-	-	-	-
Units purchased	14,413,009	12,794,621	14,384,724	14,394,072	2,094	-	807	-
Units redeemed	(9,761,988)	(7,193,529)	(6,418,977)	(2,947,189)	-	-	-	-

Ending units	33,423,782	28,772,761	25,952,951	17,987,204	2,094	-	807	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PVGIB		PVTIGB		PVTVB		ACEG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$5,934	7,139	(14)	2,738	(11,706)	(27,274)	(72,729)	(57,829)
Realized gain (loss) on investments	131,094	(333,740)	(38,353)	(52,884)	76,497	79,673	123,839	(41,285)
Change in unrealized gain (loss) on investments	656,925	733,390	111,925	117,212	627,591	251,531	1,799,146	(141,196)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	793,953	406,789	73,558	67,066	692,382	303,930	1,850,256	(240,310)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,740	9,751	-	-	9,028	17,484	35,321	34,233
Transfers between funds	16,603	194,965	-	-	(111,603)	(484,432)	1,159,204	6,023,242
Redemptions	(644,781)	(525,768)	(69,467)	(100,889)	(359,069)	(850,541)	(1,093,030)	(533,933)
Annuity benefits	-	-	-	-	-	-	(621)	(230)
Contract maintenance charges (note 2)	(428)	(537)	(37)	(80)	(311)	(417)	(1,573)	(1,113)
Contingent deferred sales charges (note 2)	(289)	(427)	-	(117)	(160)	(515)	(2,862)	(3,066)
Adjustments to maintain reserves	(153)	(112)	(41)	3	(121)	(104)	571	(225)

Net equity transactions	(624,308)	(322,128)	(69,545)	(101,083)	(462,236)	(1,318,525)	97,010	5,518,908

Net change in contract owners’ equity	169,645	84,661	4,013	(34,017)	230,146	(1,014,595)	1,947,266	5,278,598
Contract owners’ equity beginning of period	2,644,472	2,559,811	332,677	366,694	1,899,798	2,914,393	5,278,598	-

Contract owners’ equity end of period	$2,814,117	2,644,472	336,690	332,677	2,129,944	1,899,798	7,225,864	5,278,598

CHANGES IN UNITS:
Beginning units	187,620	212,998	21,475	28,337	127,985	221,728	548,055	-
Units purchased	15,706	53,761	-	-	16,706	41,612	143,876	644,750
Units redeemed	(54,082)	(79,139)	(4,298)	(6,862)	(43,986)	(135,355)	(146,999)	(96,695)

Ending units	149,244	187,620	17,177	21,475	100,705	127,985	544,932	548,055

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AVBV2		VYDS		ROCSC		RVARS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	(23)	(2,904)	(1,077)	569	-	(14,955)	-
Realized gain (loss) on investments	-	652	5,366	(803)	36	-	(756)	-
Change in unrealized gain (loss) on investments	-	(133)	120,946	53,047	3,323	-	21,134	-
Reinvested capital gains	-	-	-	-	3,462	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	496	123,408	51,167	7,390	-	5,423	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	2,163	-	-	61,667	-	2,651,033	-
Transfers between funds	-	(13,427)	-	-	(373)	-	685,525	-
Redemptions	-	11,264	(27,135)	(8,675)	-	-	(40,304)	-
Annuity benefits	-	(4,608)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(91)	(114)	-	-	(7)	-
Contingent deferred sales charges (note 2)	-	-	(98)	(110)	-	-	(160)	-
Adjustments to maintain reserves	-	4	(8)	(44)	(1)	-	(45)	-

Net equity transactions	-	(4,604)	(27,332)	(8,943)	61,293	-	3,296,042	-

Net change in contract owners’ equity	-	(4,108)	96,076	42,224	68,683	-	3,301,465	-
Contract owners’ equity beginning of period	-	4,108	390,226	348,002	-	-	-	-

Contract owners’ equity end of period	$-	-	486,302	390,226	68,683	-	3,301,465	-

CHANGES IN UNITS:
Beginning units	-	-	26,781	27,442	-	-	-	-
Units purchased	-	2	-	504	5,479	-	377,031	-
Units redeemed	-	(2)	(1,530)	(1,165)	(37)	-	(43,059)	-

Ending units	-	-	25,251	26,781	5,442	-	333,972	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRHS2		VWHAS		VWBF		VWEM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,439,588)	(686,038)	(278,791)	(10,034)	137,771	59,211	84,888	(324,663)
Realized gain (loss) on investments	3,635,705	1,426,849	270,389	(2,703)	(138,444)	(133,179)	(343,736)	(1,519,560)
Change in unrealized gain (loss) on investments	28,286,049	7,738,204	1,462,731	403,566	(1,489,019)	460,132	3,193,745	6,660,836
Reinvested capital gains	5,531,671	1,043,394	305,242	109,899	2,543	158,772	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,013,837	9,522,409	1,759,571	500,728	(1,487,149)	544,936	2,934,897	4,816,613

Equity transactions:
Purchase payments received from contract owners (note 3)	28,389,930	6,864,457	9,327,333	4,829,063	174,014	241,875	328,359	251,121
Transfers between funds	29,269,555	17,709,653	7,259,888	8,816,346	(529,487)	5,194,049	(1,443,358)	13,236,597
Redemptions	(9,286,012)	(5,022,033)	(1,709,950)	(323,417)	(1,783,625)	(2,154,877)	(3,862,895)	(2,658,659)
Annuity benefits	-	-	-	-	(3,849)	(4,111)	(9,788)	(5,816)
Contract maintenance charges (note 2)	(11,211)	(6,266)	(1,605)	(330)	(5,670)	(6,423)	(11,302)	(10,527)
Contingent deferred sales charges (note 2)	(25,341)	(37,225)	(6,243)	(1,373)	(28)	(648)	(2,012)	(601)
Adjustments to maintain reserves	(908)	(492)	457,361	(457,932)	1,038	(77)	1,372	(24,273)

Net equity transactions	48,336,013	19,508,094	15,326,784	12,862,357	(2,147,607)	3,269,788	(4,999,624)	10,787,842

Net change in contract owners’ equity	84,349,850	29,030,503	17,086,355	13,363,085	(3,634,756)	3,814,724	(2,064,727)	15,604,455
Contract owners’ equity beginning of period	56,146,556	27,116,053	13,363,085	-	15,235,241	11,420,517	30,414,137	14,809,682

Contract owners’ equity end of period	$140,496,406	56,146,556	30,449,440	13,363,085	11,600,485	15,235,241	28,349,410	30,414,137

CHANGES IN UNITS:
Beginning units	3,798,987	2,368,928	1,388,083	-	576,088	445,923	1,277,864	797,445
Units purchased	4,826,489	3,369,395	2,387,468	1,652,401	20,525	225,585	139,841	684,367
Units redeemed	(2,212,808)	(1,939,336)	(862,032)	(264,318)	(106,987)	(95,420)	(339,941)	(203,948)

Ending units	6,412,668	3,798,987	2,913,519	1,388,083	489,626	576,088	1,077,764	1,277,864

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VWHA		WRPMAV		WRPMCV		WRPMMV
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(384,800)	(354,736)	(1,118)	-	(685)	-	(2,108)	-
Realized gain (loss) on investments	(879,531)	1,552,201	14,551	-	1,258	-	5,107	-
Change in unrealized gain (loss) on investments	4,800,793	(5,574,871)	57,432	-	24,443	-	84,668	-
Reinvested capital gains	1,195,978	2,563,706	1,468	-	463	-	970	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,732,440	(1,813,700)	72,333	-	25,479	-	88,637	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(152)	(4,763)	1,669,992	-	777,723	-	2,302,659	-
Transfers between funds	(10,853,129)	48,728,869	49,301	-	-	-	-	-
Redemptions	(6,554,211)	(6,903,459)	(1,456)	-	(703)	-	(1,408)	-
Annuity benefits	(13,663)	(2,526)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(16,910)	(17,229)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16,583)	(20,225)	-	-	-	-	-	-
Adjustments to maintain reserves	12,516	(7,662)	-	-	5	-	1	-

Net equity transactions	(17,442,132)	41,773,005	1,717,837	-	777,025	-	2,301,252	-

Net change in contract owners’ equity	(12,709,692)	39,959,305	1,790,170	-	802,504	-	2,389,889	-
Contract owners’ equity beginning of period	65,057,150	25,097,845	-	-	-	-	-	-

Contract owners’ equity end of period	$52,347,458	65,057,150	1,790,170	-	802,504	-	2,389,889	-

CHANGES IN UNITS:
Beginning units	2,974,012	552,304	-	-	-	-	-	-
Units purchased	52,532	3,361,341	165,396	-	75,601	-	222,444	-
Units redeemed	(981,963)	(939,633)	(137)	-	(67)	-	(133)	-

Ending units	2,044,581	2,974,012	165,259	-	75,534	-	222,311	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRASP		WRHIP		WRMCG		WRPCP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(640,731)	(484,688)	1,410,468	(107,253)	(313,722)	(30,622)	30,297	5,695
Realized gain (loss) on investments	1,000,531	898,488	1,143,472	107,527	189,369	(9,484)	32,472	(731)
Change in unrealized gain (loss) on investments	35,507,719	16,358,539	1,522,802	898,489	4,311,574	359,730	170,923	39,608
Reinvested capital gains	-	-	-	-	542,846	12,611	121,860	35,666

Net increase (decrease) in contract owners’ equity resulting from operations	35,867,519	16,772,339	4,076,742	898,763	4,730,067	332,235	355,552	80,238

Equity transactions:
Purchase payments received from contract owners (note 3)	70,117,066	27,771,220	21,482,956	7,623,244	17,397,890	3,733,672	893,776	1,425,542
Transfers between funds	8,231,868	(5,500,167)	36,135,455	17,830,308	7,175,611	3,451,334	(584,632)	(95,454)
Redemptions	(12,724,857)	(10,518,864)	(4,736,412)	(1,056,839)	(1,124,400)	(55,444)	(93,821)	(99,096)
Annuity benefits	(1,079)	(636)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(9,164)	(9,215)	(3,027)	(458)	(61,933)	(7,565)	(12,611)	(6,543)
Contingent deferred sales charges (note 2)	(49,168)	(109,596)	(3,713)	(195)	(4,046)	(6)	-	-
Adjustments to maintain reserves	(870)	(913)	(468)	(141)	(431)	(131)	(7)	(6)

Net equity transactions	65,563,796	11,631,829	52,874,791	24,395,919	23,382,691	7,121,860	202,705	1,224,443

Net change in contract owners’ equity	101,431,315	28,404,168	56,951,533	25,294,682	28,112,758	7,454,095	558,257	1,304,681
Contract owners’ equity beginning of period	122,132,835	93,728,667	25,294,682	-	7,454,095	-	2,311,373	1,006,692

Contract owners’ equity end of period	$223,564,150	122,132,835	82,246,215	25,294,682	35,566,853	7,454,095	2,869,630	2,311,373

CHANGES IN UNITS:
Beginning units	9,003,602	8,101,468	2,344,079	-	741,676	-	199,019	92,333
Units purchased	6,583,066	3,371,154	7,882,923	2,872,915	2,508,341	777,372	78,066	124,130
Units redeemed	(2,181,025)	(2,469,020)	(3,219,039)	(528,836)	(482,138)	(35,696)	(60,877)	(17,444)

Ending units	13,405,643	9,003,602	7,007,963	2,344,079	2,767,879	741,676	216,208	199,019

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRPMP		WRPMAP		WRPMCP		SVDF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$175,012	31,696	332,469	58,514	63,790	9,202	(595)	(524)
Realized gain (loss) on investments	72,060	(3,223)	78,099	(24,782)	42,418	(2,822)	1,901	1,166
Change in unrealized gain (loss) on investments	3,443,686	501,688	5,984,011	1,295,887	677,314	126,062	12,241	4,931
Reinvested capital gains	876,064	196,645	1,781,710	441,576	269,849	66,185	1,169	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,566,822	726,806	8,176,289	1,771,195	1,053,371	198,627	14,716	5,573

Equity transactions:
Purchase payments received from contract owners (note 3)	8,430,434	11,312,462	12,816,387	12,612,480	1,702,849	3,673,867	-	(33)
Transfers between funds	186,411	376,320	438,834	(88,336)	(394,428)	16,660	-	(23)
Redemptions	(214,496)	(145,808)	(1,065,940)	(533,802)	(148,605)	(172,146)	-	-
Annuity benefits	-	-	-	-	-	-	(4,108)	(3,564)
Contract maintenance charges (note 2)	(110,828)	(34,013)	(185,385)	(91,814)	(32,369)	(10,326)	(4)	52
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	(14)	7	(27)	11	(15)	107	41

Net equity transactions	8,291,523	11,508,947	12,003,903	11,898,501	1,127,458	3,508,040	(4,005)	(3,527)

Net change in contract owners’ equity	12,858,345	12,235,753	20,180,192	13,669,696	2,180,829	3,706,667	10,711	2,046
Contract owners’ equity beginning of period	16,912,148	4,676,395	27,276,311	13,606,615	5,337,953	1,631,286	37,636	35,590

Contract owners’ equity end of period	$29,770,493	16,912,148	47,456,503	27,276,311	7,518,782	5,337,953	48,347	37,636

CHANGES IN UNITS:
Beginning units	1,406,121	424,157	2,235,029	1,230,558	449,607	148,360	74	74
Units purchased	732,550	997,291	1,018,651	1,064,633	138,162	319,088	-	1
Units redeemed	(81,614)	(15,327)	(100,391)	(60,162)	(47,528)	(17,841)	-	(1)

Ending units	2,057,057	1,406,121	3,153,289	2,235,029	540,241	449,607	74	74

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SVOF		WFVSCG		WFVSMV		WFVTRB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,241)	(3,191)	(649,528)	(539,310)	(30)	(19)	(1)	589
Realized gain (loss) on investments	13,542	8,799	2,139,396	1,172,522	338	(581)	226	321
Change in unrealized gain (loss) on investments	62,487	27,797	12,576,461	(589,315)	782	1,613	(20,955)	7,550
Reinvested capital gains	-	91	2,105,421	1,636,874	-	-	9,528	5,572

Net increase (decrease) in contract owners’ equity resulting from operations	72,788	33,496	16,171,750	1,680,771	1,090	1,013	(11,202)	14,032

Equity transactions:
Purchase payments received from contract owners (note 3)	129	(163)	11,085,076	5,844,284	-	-	-	-
Transfers between funds	(122)	(232)	449,489	(3,083,002)	293	(810)	-	-
Redemptions	-	(25)	(2,352,867)	(2,750,446)	(1,157)	(1,096)	-	-
Annuity benefits	(22,983)	(22,836)	-	-	-	-	-	-
Contract maintenance charges (note 2)	1	419	(192,933)	(151,750)	-	-	-	-
Contingent deferred sales charges (note 2)	-	1	(12,452)	(42,508)	-	-	-	-
Adjustments to maintain reserves	(1,163)	(1,035)	(728)	(544)	3	2	(3)	(3)

Net equity transactions	(24,138)	(23,871)	8,975,585	(183,966)	(861)	(1,904)	(3)	(3)

Net change in contract owners’ equity	48,650	9,625	25,147,335	1,496,805	229	(891)	(11,205)	14,029
Contract owners’ equity beginning of period	256,249	246,624	32,340,952	30,844,147	7,408	8,299	307,599	293,570

Contract owners’ equity end of period	$304,899	256,249	57,488,287	32,340,952	7,637	7,408	296,394	307,599

CHANGES IN UNITS:
Beginning units	-	-	2,006,569	2,029,850	753	951	21,348	21,348
Units purchased	23	9	1,159,244	992,569	41	57	-	-
Units redeemed	(23)	(9)	(754,461)	(1,015,850)	(110)	(255)	-	-

Ending units	-	-	2,411,352	2,006,569	684	753	21,348	21,348

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WFVOG2		JAGTS2		JAIGS2		AVCD2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(692)	(857)	-	(64,891)	-	(442,260)	-	(126,084)
Realized gain (loss) on investments	4,010	3,068	-	814,110	-	2,355,718	-	5,254,486
Change in unrealized gain (loss) on investments	8,707	3,305	-	1,264,910	-	8,375,770	-	(2,195,190)
Reinvested capital gains	4,153	3,480	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,178	8,996	-	2,014,129	-	10,289,228	-	2,933,212

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	733,950	-	1,407,453	-	855,153
Transfers between funds	-	-	-	(12,984,772)	-	(90,931,903)	-	(25,619,835)
Redemptions	(11,361)	(11,463)	-	(694,552)	-	(4,009,784)	-	(923,202)
Annuity benefits	-	-	-	-	-	(7,132)	-	-
Contract maintenance charges (note 2)	(12)	(10)	-	(968)	-	(6,854)	-	(30,995)
Contingent deferred sales charges (note 2)	-	-	-	(706)	-	(22,974)	-	(5,566)
Adjustments to maintain reserves	7	(18)	-	25	-	101,705	-	124

Net equity transactions	(11,366)	(11,491)	-	(12,947,023)	-	(93,469,489)	-	(25,724,321)

Net change in contract owners’ equity	4,812	(2,495)	-	(10,932,894)	-	(83,180,261)	-	(22,791,109)
Contract owners’ equity beginning of period	48,543	51,038	-	10,932,894	-	83,180,261	-	22,791,109

Contract owners’ equity end of period	$53,355	48,543	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	3,493	4,361	-	921,943	-	4,453,401	-	1,414,528
Units purchased	-	851	-	489,186	-	327,316	-	97,446
Units redeemed	(709)	(1,719)	-	(1,411,129)	-	(4,780,717)	-	(1,511,974)

Ending units	2,784	3,493	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VWBFR		VWEMR		VWHAR		OVHI3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	100,163	-	(59,389)	-	(289,294)	-	91,334
Realized gain (loss) on investments	-	79,263	-	2,130,804	-	(5,416,237)	-	(71,063)
Change in unrealized gain (loss) on investments	-	(149,144)	-	90,670	-	4,221,023	-	39,989
Reinvested capital gains	-	78,829	-	-	-	4,042,343	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	109,111	-	2,162,085	-	2,557,835	-	60,260

Equity transactions:
Purchase payments received from contract owners (note 3)	-	38,040	-	53,174	-	4,290,359	-	57,621
Transfers between funds	-	(5,709,062)	-	(13,180,281)	-	(58,649,211)	-	(481,685)
Redemptions	-	(267,811)	-	(445,831)	-	(2,686,605)	-	(118,059)
Annuity benefits	-	-	-	(726)	-	(941)	-	-
Contract maintenance charges (note 2)	-	(549)	-	(1,688)	-	(4,761)	-	(215)
Contingent deferred sales charges (note 2)	-	(225)	-	(867)	-	(15,779)	-	(110)
Adjustments to maintain reserves	-	167	-	20,876	-	7,816	-	(29)

Net equity transactions	-	(5,939,440)	-	(13,555,343)	-	(57,059,122)	-	(542,477)

Net change in contract owners’ equity	-	(5,830,329)	-	(11,393,258)	-	(54,501,287)	-	(482,217)
Contract owners’ equity beginning of period	-	5,830,329	-	11,393,258	-	54,501,287	-	482,217

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	399,375	-	551,256	-	3,469,671	-	175,763
Units purchased	-	15,686	-	51,001	-	610,995	-	114,563
Units redeemed	-	(415,061)	-	(602,257)	-	(4,080,666)	-	(290,326)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVHI4		OVHI		OVHIS		VFMG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	903,824	-	2,990	-	364,521	-	(16,521)
Realized gain (loss) on investments	-	(593,671)	-	(47,209)	-	(6,266,756)	-	(289,770)
Change in unrealized gain (loss) on investments	-	364,056	-	46,555	-	6,166,243	-	349,749
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	674,209	-	2,336	-	264,008	-	43,458

Equity transactions:
Purchase payments received from contract owners (note 3)	-	147,542	-	-	-	2	-	6,578
Transfers between funds	-	(6,994,776)	-	(20,951)	-	(2,476,910)	-	(2,952,809)
Redemptions	-	(982,492)	-	(4,664)	-	(280,219)	-	(407,306)
Annuity benefits	-	-	-	-	-	(107)	-	-
Contract maintenance charges (note 2)	-	(493)	-	(7)	-	(368)	-	(1,246)
Contingent deferred sales charges (note 2)	-	(626)	-	-	-	(710)	-	(3)
Adjustments to maintain reserves	-	(208)	-	(10)	-	(2,193)	-	(26)

Net equity transactions	-	(7,831,053)	-	(25,632)	-	(2,760,505)	-	(3,354,812)

Net change in contract owners’ equity	-	(7,156,844)	-	(23,296)	-	(2,496,497)	-	(3,311,354)
Contract owners’ equity beginning of period	-	7,156,844	-	23,296	-	2,496,497	-	3,311,354

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	2,632,631	-	7,881	-	642,234	-	293,739
Units purchased	-	763,683	-	-	-	20,641	-	59,437
Units redeemed	-	(3,396,314)	-	(7,881)	-	(662,875)	-	(353,176)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AVCA2
	2013	2012
Investment activity:
Net investment income (loss)	$-	(32,047)
Realized gain (loss) on investments	-	(342,665)
Change in unrealized gain (loss) on investments	-	1,202,582
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	827,870

Equity transactions:
Purchase payments received from contract owners (note 3)	-	16,827
Transfers between funds	-	(6,145,979)
Redemptions	-	(408,004)
Annuity benefits	-	(371)
Contract maintenance charges (note 2)	-	(729)
Contingent deferred sales charges (note 2)	-	(289)
Adjustments to maintain reserves	-	1,187

Net equity transactions	-	(6,537,358)

Net change in contract owners’ equity	-	(5,709,488)
Contract owners’ equity beginning of period	-	5,709,488

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	490,830
Units purchased	-	49,715
Units redeemed	-	(540,545)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
ALLIANCE BERNSTEIN FUNDS
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
AMERICAN CENTURY INVESTORS, INC.
VP Inflation Protection Fund - Class I (ACVIP1)
AMERICAN FUNDS GROUP (THE)
Growth Fund - Class 1 (AFGF)
High-Income Bond Fund - Class 1 (AFHY)
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
American Funds Insurance Series(R) - US Govt/AAA-Rated Securities Fund: Class 1 (AFGC)
STERLING CAPITAL FUNDS
Variable Insurance Funds - Equity Income VIF (BBGI)*
BLACKROCK FUNDS
Global Allocation V.I. Fund - Class III (MLVGA3)
CHARLES SCHWAB FUNDS
Money Market Portfolio(TM) (CHSMM)
DELAWARE GROUP
VIP Value Series: Service Class (DWVVLS)
VIP Small Cap Value Series: Service Class (DWVSVS)
DREYFUS CORPORATION
Stock Index Fund, Inc. - Initial Shares (DSIF)
Stock Index Fund, Inc. - Service Shares (DSIFS)
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
EATON VANCE FUNDS
Floating-Rate Income Fund (ETVFR)
FIDELITY INVESTMENTS
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
HUNTINGTON TRUST COMPANY
VA International Equity Fund (HVIE)
VA Situs Fund (HVSIT)
INVESCO INVESTMENTS
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
Mid Cap Growth Portfolio- Class 1 (OGGO)*
Mid Cap Value Portfolio: Class 1 (JPMMV1)
JPMorgan Insurance Trust Core Bond Portfolio - Class 1 (OGBDP)*
JPMorgan Insurance Trust Equity Index Portfolio - Class 1 (OGEI)*
Intrepid Growth Portfolio- Class 1 (OGLG)*
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 (OGDMP)*
JPMorgan Insurance Trust US Equity Portfolio - Class 1 (OGDEP)*
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
Janus Aspen Series - Enterprise Portfolio - Service Shares (JAMGS)
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
LAZARD FUNDS
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Service Class (MIGSC)
New Discovery Series - Service Class (MNDSC)
Utilities Series - Service Class (MVUSC)
Value Series - Service Class (MVFSC)
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
Core Plus Fixed Income Portfolio - Class II (MSVF2)
Emerging Markets Debt Portfolio - Class I (MSEM)
Emerging Markets Debt Portfolio - Class II (MSEMB)
Global Real Estate Portfolio - Class II (VKVGR2)
U.S. Real Estate Portfolio - Class I (MSVRE)*
U.S. Real Estate Portfolio - Class II (MSVREB)
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT Emerging Markets Fund - Class II (GEM2)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT Emerging Markets Fund - Class VI (GEM6)
NVIT International Equity Fund - Class I (GIG)
NVIT International Equity Fund - Class III (GIG3)
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Bond Fund - Class II (NVCBD2)
NVIT Core Plus Bond Fund - Class II (NVLCP2)
NVIT Nationwide Fund - Class I (TRF)
NVIT Nationwide Fund - Class II (TRF2)
NVIT Government Bond Fund - Class I (GBF)
American Century NVIT Growth Fund - Class I (CAF)
American Century NVIT Growth Fund -Class II (CAF2)
NVIT International Index Fund - Class II (GVIX2)*
NVIT International Index Fund - Class VIII (GVIX8)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2013

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NVIT Large Cap Growth Fund - Class II (NVOLG2)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Invesco NVIT Comstock Value Fund - Class I (EIF)
Invesco NVIT Comstock Value Fund - Class II (EIF2)
NVIT Real Estate Fund - Class I (NVRE1)
NVIT Real Estate Fund - Class II (NVRE2)
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)*
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NVIT Small Cap Index Fund Class II (NVSIX2)
NVIT S&P 500 Index Fund Class II (GVEX2)
NORTHERN LIGHTS
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
PIMCO FUNDS
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)*
Real Return Portfolio - Advisor Class (PMVRA)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
VPS Growth and Income Portfolio - Class B (ALVGIB)
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Balanced Fund - Class I (ACVB)
VP Capital Appreciation Fund - Class I (ACVCA)*
VP Income & Growth Fund - Class I (ACVIG)
VP Income & Growth Fund - Class II (ACVIG2)
American Century VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)*
VP International Fund - Class II (ACVI2)*
VP International Fund - Class III (ACVI3)*
VP International Fund - Class IV (ACVI4)*
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Mid Cap Value Fund - Class II (ACVMV2)
VP Ultra(R) Fund - Class I (ACVU1)*
VP Ultra(R) Fund - Class II (ACVU2)*
VP Value Fund - Class I (ACVV)*
VP Value Fund - Class II (ACVV2)*
VP Vista(SM) Fund - Class I (ACVVS1)*
VP Vista(SM) Fund - Class II (ACVVS2)*
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Appreciation Portfolio - Service Shares (DCAPS)
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
Growth and Income Portfolio - Initial Shares (DGI)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Managed Tail Risk Fund II: Service Shares (FCA2S)
Quality Bond Fund II - Primary Shares (FQB)
Quality Bond Fund II - Service Shares (FQBS)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund Portfolio - Service Class 2 (FC2)*
Equity-Income Portfolio - Initial Class (FEIP)
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
High Income Portfolio - Initial Class (FHIP)
VIP Asset Manager Portfolio - Initial Class (FAMP)
VIP Contrafund Portfolio - Initial Class (FCP)*
VIP Energy Portfolio - Service Class 2 (FNRS2)
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
VIP Growth Opportunities Portfolio - Initial Class (FGOP)*
VIP Growth Portfolio - Initial Class (FGP)
VIP Growth Portfolio - Service Class 2 (FG2)
VIP High Income Portfolio - Initial Class R (FHIPR)
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
VIP Mid Cap Portfolio - Service Class (FMCS)
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
VIP Overseas Portfolio - Initial Class (FOP)
VIP Overseas Portfolio - Initial Class R (FOPR)
VIP Overseas Portfolio - Service Class 2 (FO2)
VIP Overseas Portfolio - Service Class 2 R (FO2R)
VIP Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income Securities Fund - Class 2 (FTVIS2)
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 2 (TIF2)
Templeton Foreign Securities Fund - Class 3 (TIF3)
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
Franklin High Income Securities Fund: Class 2 (FTVHI2)
PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Short Duration Bond Portfolio - I Class Shares (AMTB)
Growth Portfolio - I Class Shares (AMTG)*
Guardian Portfolio - I Class Shares (AMGP)*
International Portfolio - S Class Shares (AMINS)*
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital Income Fund/VA - Non-Service Shares (OVMS)
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2013

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*
Core Bond Fund/VA - Non-Service Shares (OVB)
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Class 4 (OVGS4)
Global Securities Fund/VA - Non-Service Shares (OVGS)
Global Securities Fund/VA - Service Class (OVGSS)
International Growth Fund/VA - Non-Service Shares (OVIG)
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Fund(R)/VA - Service Class (OVGIS)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
Global Strategic Income Fund/VA: Service Shares (OVSBS)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
All Asset Portfolio - Advisor Class (PMVAAD)
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
Low Duration Portfolio - Advisor Class (PMVLAD)
Total Return Portfolio - Advisor Class (PMVTRD)
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)*
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - Class IB (PVGIB)
Putnam VT International Equity Fund - Class IB (PVTIGB)
Putnam VT Voyager Fund - Class IB (PVTVB)
PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST
VI American Franchise Fund - Series II Shares (ACEG2)
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*
PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS
Diversified Stock Fund Class A Shares (VYDS)
ROYCE CAPITAL FUNDS
Small-Cap Portfolio - Investment Class (ROCSC)
GUGGENHEIM INVESTMENTS
Variable Fund - Multi-Hedge Strategies (RVARS)
T. ROWE PRICE
Blue Chip Growth Portfolio - II (TRBCG2)*
Equity Income Portfolio - II (TREI2)*
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
WADDELL & REED, INC.
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
Variable Insurance Portfolios - Asset Strategy (WRASP)
Variable Insurance Portfolios - High Income (WRHIP)
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)*
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
WELLS FARGO FUNDS
Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*
Advantage VT Discovery Fund (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)*
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)

*At December 31, 2013, contract owners were not invested in the fund.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2013

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount redeemed. For Destination All American Gold 2.0, Destination All American Gold NY 2.0, Destination B 2.0, Destination B NY 2.0, Destination Navigator 2.0, Destination Navigator NY 2.0, America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Destination EV 2.0, Destination EV NY 2.0, Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Destination L 2.0, Destination L NY 2.0, Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following few pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	BOA Vision	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	0.20%
Combination Enhanced	-	-	-
Return of Premium			0.10%
Beneficiary Protector II Option	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	0.30%(2)
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	-
7% Nationwide Lifetime Income Rider	-	-	1.00%(1)

Maximum Variable Account Charges*	1.30%	1.40%	2.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2013

Nationwide Variable Account - II Options	BOA Future II	All American Gold	All American Gold 2.0	All American Gold NY 2.0	BOA Achiever	Income Architect	Destination Architect 2.0
Variable Account Charges - Recurring	1.15%	1.15%	1.15%	1.15%	1.55%	0.40%	0.40%
CDSC Options:
Four Year CDSC	0.30%(3)	0.50%(3)			0.20%(3)	-	-
No CDSC	0.35%(7)	0.55%(7)			0.25%(7)	-	-
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%	0.20%(8)	-	-	-	-	-
One-Year Enhanced	0.10%	0.10%	0.20%(47)	0.20%(47)	-	-	0.20%(47)
One-Month Enhanced	-	0.35%(9)	0.35%(9)	-	0.20%	-	-
Combination Enhanced II	-	-	-	-	0.45%	-	-
Combination Enhanced	-	0.40%(10)	0.65%(59)	-	0.30%	-	-
Beneficiary Protector II Option	-	0.35%(11)	0.35%(48)		0.35%	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	1.00%(17)	-	-	1.00%(17)	-	-
Capital Preservation Plus Option	0.50%	0.50%	-	-	0.50%	-	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	1.00%(18)(19)	-	-	1.00%(18)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	1.00%	-	1.50%(49)(51)(53)(60)	-	-	-
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	-	1.50%(49)(51)(53)(60)	-	1.00%(1)	-	-
10% Nationwide Lifetime Income Rider	1.20%(20)	1.20%	-	-	1.20%(20)	-	-
Nationwide Lifetime Income Trach Charge							1.5%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	0.15%(19)	-	-	0.15%	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	0.30%(32)	-	0.40%(50)(51)(53)	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	-	0.40%(50)(51)(53)	-	0.15%	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	0.30%(33)	-	-	0.30%(21)	-	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	-	-	0.60%	-
Joint Option for the Nationwide Lifetime Income Track Charge	-	-	-	-	-	0.10%	0.4%(2)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%(5)	0.45%(5)	-	-	0.10%(13)	-	-
4% Extra Value Credit Option	0.40%(6)	-	-	-	0.25%(14)	-	-
5% Extra Value Credit Option (New York)	-	0.70%(12)	-	-	0.55%(16)	-	-
5% Extra Value Credit Option (Non-New York)	-	-	-	-	0.45%(15)	-	-

Maximum Variable Account Charges*	3.55%(58)	4.60%(46)	4.05%(52)	3.25%(52)	4.50%(22)	1.10%	2.50%

Nationwide Variable Account - II Options	BOA Future Venue	Destination C	Destination L	Destination L 2.0	Destination L NY 2.0	BOA Elite Venue	BOA Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(8)	-	-	-	-	-	-
One-Year Enhanced	0.10%	-	0.20%	0.20%	0.20%	-	-
One-Month Enhanced II	0.35%(24)	0.20%(24)	-	-	-	0.20%(24)	0.20%(24)
One-Month Enhanced	0.30%	0.20%	0.35%	0.35%	-	0.20%	0.20%
Combination Enhanced II	0.45%(25)	0.65%(25)	-	-	-	0.35%(25)	0.35%(25)
Combination Enhanced	0.40%(10)	0.30%(10)	0.45%	0.65%	-	0.30%(10)	0.30%(10)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%	-	-	-	-	-	-
Spousal Protection Annuity Option	0.10%	0.20%(29)	-	-	-	0.20%(34)	0.20%(34)
Beneficiary Protector II Option	0.35%(11)	0.35%(11)	0.35%(31)	0.35%(31)	-	0.35%(11)	0.35%(11)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	-	-	-	-	1.00%(17)	1.00%(17)
Capital Preservation Plus Option	0.50%	0.50%(30)	-	-	-	0.50%	0.50%(19)
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	-	1.00%(18)(42)	-	-	1.00%(18)	1.00%(18)
7% Nationwide Lifetime Income Rider (New York)			1.00%	-	1.50%(49)(51)(53)(60)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	-	-	1.50%(49)(51)(53)(60)	-	1.00%(1)	1.00%(1)
10% Nationwide Lifetime Income Rider	1.20%(20)	-	1.20%	-	-	1.20%(20)	1.20%(20)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	-	0.15%(42)	-	-	0.15%	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(32)	-	0.40%(50)(51)(53)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	-	-	0.40%(50)(51)(53)	-	0.15%	0.15%
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	-	0.30%(33)	-	-	0.30%(21)	0.30%(21)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%(26)	-	-	-	-	-	-

Maximum Variable Account Charges*	4.05%(28)	3.30%	4.05%(28)	4.45%(52)	3.85%(52)	4.15%(23)	3.90%(27)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

Nationwide Variable Account - II Options	Destination B	Destination B 2.0	Destination B NY 2.0	Destinnation EV	Destinnation EV 2.0	Destinnation EV NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.85%(39)	1.85%(39)	1.85%(39)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit
One-Year Enhanced II	-	-	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	0.35%	0.35%	-
Combination Enhanced II	-	-	-	-	-	-
Combination Enhanced	0.45%	0.65%	-	0.45%	0.45%	-
Return of Premium	-	-	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	0.35%(35)	0.35%(35)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(18)(42)	-	-	-	-	-
7% Nationwide Lifetime Income Rider (New York)	-	-	1.50%(49)(51)(53)(60)	1.00%	-	1.50%(49)(51)(53)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%	1.50%(49)(51)(53)(60)	-	-	1.50%(49)(51)(53)	-
10% Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	1.20%	-	-
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%(42)	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	-	-	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.30%(36)	-	0.40%(50)(51)(53)	0.30%(36)	-	0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	0.40%(50)(51)(53)	-	-	0.40%(50)(51)(53)(60)	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(37)	-	-	0.30%(37)	-	-
Reduced CDSC Option (“Liquidity Option”)

Maximum Variable Account Charges*	3.60%(38)	4.20%(52)	3.40%(52)	4.15%(23)	4.55%(52)	3.95%(52)

Nationwide Variable Account - II Options	Destination Navigator		Destination Navigator 2.0		Destination Navigator-NY		Destination Navigator-NY 2.0
Variable Account Charges - Recurring	1.30%		1.30%		1.30%		1.30%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit
One-Year Enhanced II	-		-		-		-
One-Year Enhanced	0.20%		0.20%		0.20%		0.20%
One-Month Enhanced II	-		-		-		-
One-Month Enhanced	0.35%		0.35%		-		-
Combination Enhanced II	-		-		-		-
Combination Enhanced	0.45%		0.65%		-		-
Return of Premium	-		-		-		-
Beneficiary Protector II Option	0.35	%(35)	0.35	%(35)	-		-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-		-		1.00	%(40)	1.00	%(51)(53)(55)
5% Nationwide Lifetime Income Rider (Non-New York)	1.00	%(40)	1.00	%(51)(53)(55)	-		-
7% Nationwide Lifetime Income Rider (New York)	-		-		1.00%		1.50	%(51)(53)(49)
7% Nationwide Lifetime Income Rider (Non-New York)	-		1.50	%(49)(51)(53)	-		-
10% Nationwide Lifetime Income Rider (New York)	-		-		1.20%		-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%		-		-		-

Joint Option for the Nationwide Lifetime Income Rider Option

5% Joint Option for the Nationwide Lifetime Income Rider (New York)	-		-		0.15	%(45)	0.15	%(51)(53)(57)
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15	%(41)	0.15	%(51)(53)(56)	-		-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-		-		0.30	%(36)	0.40	%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-		0.40	%(50)(51)(53)(60)	-		-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-		-		-		-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30	%(33)	-				-
Reduced CDSC Option (“Liquidity Option”)	0.50	%(54)	0.50	%(54)	0.50	%(54)	0.50	%(54)

Maximum Variable Account Charges*	4.10	%(44)	4.20	%(52)	3.30	%(43)	3.40	%(52)

(1) Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.

(2) Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider is equal to 0.15% of the Current Income Benefit Base.

(3)	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%

The charge associated with this option will be assessed for the life of the contract

(4) The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

(5) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

(6) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.

(7) Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

(8) The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

(9) The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.

(10) The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

(11) The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

(12) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.

(13) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

(14) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

(15) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued.

(16) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued.

(17) For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

(18) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.

(19)	No longer available for purchase

(20) Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.

(21) Currently, the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(22) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(23) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(24) The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(25) The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(26) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the 3% Extra Value Option.

(27) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(28) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(29) For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.

(30) Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(31) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account.

(32) The 7% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(33) The 10% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 10% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(34) For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.

(35) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(36) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(37) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(38) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending onwhether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(39) Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

(40) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.75% of the Current Income Benefit Base.

(41) The 5% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 5% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(42)	No longer available.

(43) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.30% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(44) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.10% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(45) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(46) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(47) The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(48) The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(49) Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.

(50) The 7% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider.

(51) This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(52) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(53) For information about how the Current Income Benefit Base is calculated, see “Determination of the Income Benefit Base Prior to the First Withdrawal.”

(54) Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:	Number of Completed Years from Date	0	1	2	3	4
	CDSC Percentage	7%	7%	6%	5%	0%
	Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.

(55) Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base.

(56) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected.

(57) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider.

(58) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.”

(59) The One-Month Enhanced Death Benefit Option and the Combination Enhanced Death Benefit Option are only available for contracts with Annuitants age 75 or younger at the time of application.

(60) For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current price for the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base.

(61) Currently, the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2013.

	Total	ALMCS	ALVDAA	ALVDAB	ACVIP1	AFGF	AFHY	AVPAP2
0.40%	$390,472	$-	$28	$-	$76	$-	$-	$80
0.60%	14,075	-	-	-	-	-	-	-
0.65%	246,294	-	-	-	-	-	-	-
0.75%	779,972	-	-	-	-	-	-	-
0.80%	200,220	-	-	-	-	-	-	-
0.85%	989,579	-	-	-	-	-	-	-
0.95%	301,162	1,312	-	-	-	-	-	-
1.05%	287,431	3,316	-	-	-	-	-	-
1.10%	11,218,011	-	-	-	-	-	-	-
1.15%	55,007,345	-	-	909	-	-	-	69,995
1.20%	360,023	-	-	-	-	-	-	-
1.25%	4,945,128	-	-	-	-	-	-	-
1.30%	130,183,410	-	-	2,361	-	150,726	15,199	833,019
1.35%	13,540,208	-	-	958	-	-	-	25,277
1.40%	16,656,708	-	-	185	-	-	-	-
1.45%	5,805,147	-	-	-	-	-	-	-
1.50%	29,303,279	-	-	9,188	-	-	-	260,534
1.55%	38,629,079	-	-	116	-	-	-	-
1.60%	7,077,940	-	-	11,009	-	-	-	52,779
1.65%	10,599,856	-	-	704	-	-	-	24,161
1.70%	3,195,162	-	-	-	-	-	-	-
1.75%	121,024,744	-	-	30,252	-	-	-	706,545
1.80%	8,979,557	-	-	9,486	-	-	-	21,117
1.85%	15,744,008	-	-	849	-	-	-	175,579
1.90%	3,406,564	-	-	-	-	-	-	-
1.95%	22,160,998	-	-	2,006	-	-	-	100,021
2.00%	11,444,499	-	-	3,581	-	-	-	9,342
2.05%	5,298,398	-	-	1,691	-	-	-	42,775
2.10%	7,366,671	-	-	2,848	-	-	-	23,602
2.15%	7,896,237	-	-	121	-	-	-	188
2.20%	9,943,146	-	-	7,029	-	-	-	146,038
2.25%	2,502,317	-	-	652	-	-	-	7,490
2.30%	5,352,696	-	-	3,013	-	-	-	31,405
2.35%	7,919,724	-	-	-	-	-	-	-
2.40%	2,357,565	-	-	-	-	-	-	184
2.45%	1,367,597	-	-	-	-	-	-	-
2.50%	6,761,958	-	-	-	-	-	-	-
2.55%	1,476,450	-	-	2,105	-	-	-	172
2.60%	528,096	-	-	162	-	-	-	-
2.65%	385,565	-	-	78	-	-	-	-
2.70%	635,411	-	-	-	-	-	-	-
2.75%	235,087	-	-	-	-	-	-	-
2.80%	236,689	-	-	-	-	-	-	-
2.85%	170,132	-	-	-	-	-	-	-
2.90%	80,401	-	-	-	-	-	-	-
2.95%	87,769	-	-	-	-	-	-	-
3.00%	82,059	-	-	-	-	-	-	-
3.05%	56,322	-	-	-	-	-	-	-
3.10%	3,429	-	-	-	-	-	-	-
3.20%	483	-	-	-	-	-	-	-
3.25%	1,960	-	-	-	-	-	-	-
3.30%	228	-	-	-	-	-	-	-
3.40%	1,646	-	-	-	-	-	-	-

Totals	$573,238,907	$4,628	$28	$89,303	$76	$150,726	$15,199	$2,530,303

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	AFGC	MLVGA3	CHSMM	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG

0.40%	$-	$32	$-	$139	$20	$-	$492	$-
0.60%	-	22	-	149	92	-	-	-
0.65%	-	42	63	-	-	-	1,075	-
0.75%	-	3,545	13,771	-	-	-	9,653	-
0.80%	-	445	-	-	-	10,192	-	2,439
0.85%	-	1,330	22,655	-	-	-	21,391	-
0.95%	-	866	32,324	-	-	-	20,067	-
1.05%	-	2,354	33,035	-	-	-	18,014	-
1.10%	-	23,425	-	-	-	-	36,720	-
1.15%	-	108,890	-	-	1,682	-	325,959	-
1.20%	-	595	-	-	-	-	8,362	-
1.25%	-	41,023	-	-	331	-	32,587	-
1.30%	13,147	304,345	-	-	3,556	2,053,263	252,669	437,666
1.35%	-	101,174	2,970	-	797	-	76,106	-
1.40%	-	67,616	-	-	239	969,207	17,088	117,121
1.45%	-	34,879	756	-	41	-	75,150	-
1.50%	-	463,744	-	-	2,639	-	194,488	-
1.55%	-	198,907	48	-	989	-	211,357	-
1.60%	-	272,210	-	-	2,107	-	80,526	-
1.65%	-	77,920	-	-	203	-	59,296	-
1.70%	-	12,320	-	-	-	-	17,147	-
1.75%	-	694,983	-	-	3,307	-	383,501	-
1.80%	-	137,993	-	-	151	-	74,105	-
1.85%	-	64,863	-	-	1,558	-	103,194	-
1.90%	-	13,437	-	-	32	-	14,543	-
1.95%	-	227,588	-	-	1,389	-	72,055	-
2.00%	-	50,003	-	-	254	-	61,219	-
2.05%	-	45,776	-	-	868	-	24,121	-
2.10%	-	60,654	-	-	155	-	31,530	-
2.15%	-	26,980	-	-	280	-	10,366	-
2.20%	-	102,674	-	-	1,303	-	44,462	-
2.25%	-	7,690	-	-	-	-	9,457	-
2.30%	-	47,615	-	-	1,287	-	31,703	-
2.35%	-	9,017	-	-	41	-	13,127	-
2.40%	-	-	-	-	51	-	5,744	-
2.45%	-	2,557	-	-	-	-	3,183	-
2.50%	-	2,481	-	-	85	-	5,696	-
2.55%	-	6,566	-	-	412	-	3,330	-
2.60%	-	3,234	-	-	-	-	148	-
2.65%	-	4,672	-	-	153	-	616	-
2.70%	-	-	-	-	-	-	1,005	-
2.75%	-	-	-	-	-	-	53	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	651	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$13,147	$3,224,467	$105,622	$288	$24,022	$3,032,662	$2,351,956	$557,226

	ETVFR	FRESS2	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	IVBRA1

0.40%	$143	$30	$28	$79	$137	$104	$-	$76
0.60%	79	168	-	59	-	-	-	-
0.65%	-	-	-	126	512	55	-	-
0.75%	-	-	-	1,658	574	209	922	-
0.80%	-	-	-	-	-	-	120	-
0.85%	-	-	-	2,915	1,761	26	206	-
0.95%	-	-	-	-	-	-	754	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	197	3,689	73	4,045	-
1.15%	-	-	1,176	8,301	22,130	1,923	33,456	-
1.20%	-	-	-	-	-	-	481	-
1.25%	-	-	-	226	1,434	34	8,193	-
1.30%	-	-	2,510	61,236	128,490	8,676	45,875	-
1.35%	-	-	153	3,783	8,211	1,312	12,128	-
1.40%	-	-	173	-	683	606	4,309	-
1.45%	-	-	29	785	2,243	-	6,041	-
1.50%	-	-	7,893	15,170	45,629	6,018	16,093	-
1.55%	-	-	386	2,081	20,705	583	35,956	-
1.60%	-	-	4,942	5,384	10,404	3,969	4,696	-
1.65%	-	-	95	3,280	12,370	1,910	6,240	-
1.70%	-	-	23	417	1,938	43	3,409	-
1.75%	-	-	8,949	26,008	72,001	15,894	60,440	-
1.80%	-	-	120	892	6,104	1,556	7,762	-
1.85%	-	-	1,688	6,942	38,225	1,656	7,602	-
1.90%	-	-	-	39	12,915	-	2,215	-
1.95%	-	-	894	6,862	17,413	2,473	20,162	-
2.00%	-	-	155	929	17,238	993	7,122	-
2.05%	-	-	1,038	3,331	16,579	2,686	2,806	-
2.10%	-	-	1,487	1,535	7,769	4,191	23,400	-
2.15%	-	-	42	8	1,727	2,927	7,638	-
2.20%	-	-	3,300	7,474	6,604	2,194	6,018	-
2.25%	-	-	-	70	151	-	1,757	-
2.30%	-	-	150	3,437	16,173	6,950	8,051	-
2.35%	-	-	-	598	5,429	121	9,135	-
2.40%	-	-	-	-	1,813	-	1,419	-
2.45%	-	-	-	-	6,375	751	2,124	-
2.50%	-	-	-	108	1,158	113	5,676	-
2.55%	-	-	-	110	7,777	719	1,406	-
2.60%	-	-	-	-	301	-	231	-
2.65%	-	-	78	408	2,198	373	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	655	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	651	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$222	$198	$35,309	$164,448	$498,860	$69,138	$359,194	$76

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	JPMMV1	JABS	JAMGS	JACAS	JAGTS	JAIGS	LZREMS	MIGSC

0.40%	$-	$-	$3	$990	$14	$-	$14	$-
0.60%	-	-	13	162	-	-	23	-
0.65%	-	-	-	846	-	-	-	-
0.75%	-	-	-	2,299	331	1,419	-	-
0.80%	496	-	-	2,883	423	2,413	-	-
0.85%	-	-	-	7,253	1,214	2,913	-	-
0.95%	-	13,291	-	9,888	4	13,680	-	468
1.05%	-	22,561	-	10,547	235	9,311	-	-
1.10%	-	554	-	22,599	1,173	5,688	-	897
1.15%	-	17,762	-	227,906	13,564	118,233	-	18,951
1.20%	-	77	-	237	-	22	-	983
1.25%	-	12,489	-	20,270	1,330	17,975	-	11,786
1.30%	136,817	178	-	444,072	98,212	326,794	-	409
1.35%	-	262	-	75,670	10,971	39,377	-	2,692
1.40%	40,987	1,353	-	57,841	20,412	70,398	-	1,772
1.45%	-	4,620	-	25,480	4,240	20,376	-	3,285
1.50%	-	8,901	-	108,759	31,163	38,908	-	11,388
1.55%	-	28,177	-	174,685	11,871	127,494	-	18,968
1.60%	-	2,128	-	52,893	15,836	26,090	-	2,844
1.65%	-	66	-	38,475	32,713	23,690	-	2,238
1.70%	-	5,624	-	13,612	1,373	10,804	-	5,165
1.75%	-	17,788	-	431,503	21,125	105,595	-	13,205
1.80%	-	3,143	-	33,482	5,166	34,212	-	4,774
1.85%	-	1,694	-	57,995	5,849	10,151	-	7,261
1.90%	-	736	-	8,267	269	5,521	-	3,497
1.95%	-	1,940	-	84,600	7,485	23,057	-	1,530
2.00%	-	-	-	70,538	1,909	20,614	-	514
2.05%	-	4,230	-	16,727	3,168	3,967	-	4,591
2.10%	-	989	-	40,958	5,718	11,296	-	1,931
2.15%	-	2,584	-	29,567	1,529	7,296	-	1,296
2.20%	-	3,956	-	46,985	12,833	9,028	-	2,432
2.25%	-	-	-	5,593	1,189	1,046	-	46
2.30%	-	-	-	32,639	1,349	2,678	-	302
2.35%	-	-	-	29,551	-	763	-	455
2.40%	-	-	-	10,812	-	226	-	-
2.45%	-	-	-	10,151	745	1,688	-	308
2.50%	-	-	-	18,884	-	109	-	107
2.55%	-	-	-	3,732	2,163	737	-	4
2.60%	-	-	-	1,071	32	62	-	-
2.65%	-	-	-	2,352	352	1,033	-	-
2.70%	-	-	-	1,283	-	-	-	-
2.75%	-	-	-	195	-	-	-	-
2.80%	-	-	-	1,739	-	-	-	32
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	13	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$178,300	$155,103	$16	$2,236,004	$315,960	$1,094,664	$37	$124,131

	MNDSC	MVUSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB

0.40%	$211	$28	$2,748	$2,291	$-	$-	$-	$-
0.60%	-	-	-	48	-	-	-	8
0.65%	-	-	1,907	859	-	-	-	-
0.75%	378	-	11,100	7,026	-	-	-	-
0.80%	-	-	634	-	2	-	22	-
0.85%	731	-	15,566	5,983	-	-	-	-
0.95%	-	-	2,206	2,038	-	4,382	-	-
1.05%	-	-	840	1,364	-	1,408	-	-
1.10%	165	-	73,152	4,613	-	4,195	-	154
1.15%	11,633	-	582,476	118,276	-	35,385	-	1,934
1.20%	-	-	5,865	-	-	63	-	-
1.25%	545	-	51,445	5,525	-	5,433	-	1,546
1.30%	33,311	-	541,375	405,073	11,691	-	26,658	-
1.35%	6,859	-	151,400	38,873	-	8,808	-	-
1.40%	9,366	-	101,656	22,449	4,993	2,268	12,947	661
1.45%	4,250	-	77,689	16,288	-	12,256	-	703
1.50%	14,772	-	199,405	120,604	-	15,914	-	4,030
1.55%	11,214	-	529,093	68,278	-	44,714	-	1,724
1.60%	10,235	-	78,638	57,111	-	3,047	-	-
1.65%	3,953	-	155,940	32,942	-	5,039	-	-
1.70%	1,415	-	66,891	3,911	-	13,022	-	440
1.75%	58,492	-	1,457,579	339,917	-	54,169	-	624
1.80%	5,203	-	141,805	15,706	-	6,250	-	239
1.85%	5,913	-	123,166	86,073	-	3,504	-	136
1.90%	697	-	31,083	8,281	-	2,097	-	-
1.95%	30,349	-	209,720	60,842	-	8,100	-	31
2.00%	6,069	-	189,666	41,925	-	7,566	-	-
2.05%	4,930	-	39,751	27,021	-	2,287	-	576
2.10%	7,239	-	94,449	20,127	-	2,608	-	-
2.15%	2,813	-	171,468	8,581	-	2,691	-	-
2.20%	4,353	-	72,897	60,977	-	2,281	-	-
2.25%	141	-	35,342	1,609	-	997	-	-
2.30%	5,480	-	45,328	32,171	-	1,676	-	-
2.35%	1,194	-	158,923	5,761	-	4,842	-	-
2.40%	800	-	51,703	3,389	-	811	-	-
2.45%	339	-	16,824	8,108	-	128	-	-
2.50%	95	-	29,367	4,152	-	9,473	-	-
2.55%	3,446	-	21,839	10,821	-	112	-	-
2.60%	-	-	12,043	2,285	-	477	-	-
2.65%	335	-	2,629	3,360	-	44	-	-
2.70%	-	-	5,045	-	-	77	-	-
2.75%	-	-	1,893	-	-	-	-	-
2.80%	-	-	960	106	-	-	-	-
2.85%	-	-	413	-	-	-	-	-
2.90%	-	-	1,254	-	-	-	-	-
2.95%	-	-	583	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	218	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	39	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$246,926	$28	$5,566,013	$1,654,764	$16,686	$266,124	$39,627	$12,806

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	VKVGR2	MSVRE	MSVREB	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2

0.40%	$9	$-	$-	$-	$584	$12,728	$339	$1,525
0.60%	16	-	-	-	62	533	347	59
0.65%	-	-	-	-	1,136	18,956	4,726	584
0.75%	-	-	-	-	2,513	42,189	9,309	2,924
0.80%	-	-	-	1,652	-	948	436	917
0.85%	-	-	-	-	3,442	36,961	6,297	4,899
0.95%	-	-	-	-	4,350	734	4,704	1,712
1.05%	-	-	-	-	5,897	2,226	2,121	1,790
1.10%	-	-	-	-	39,899	1,862,216	413,358	30,709
1.15%	-	-	26	-	360,463	6,987,600	2,159,370	248,074
1.20%	-	-	-	-	713	12,126	6,346	919
1.25%	-	-	-	-	51,269	543,751	111,340	30,304
1.30%	-	145	-	522,886	166,520	14,867,881	4,873,546	451,518
1.35%	-	-	9	-	129,003	1,598,807	482,627	100,678
1.40%	-	311	-	181,226	23,021	310,598	66,247	39,611
1.45%	-	-	-	-	68,568	541,471	194,098	35,300
1.50%	-	-	27	-	99,428	3,868,989	1,143,759	184,877
1.55%	-	-	-	-	336,073	4,456,191	1,443,059	220,323
1.60%	-	-	-	-	29,181	422,363	72,532	76,870
1.65%	-	-	-	-	68,592	1,214,706	329,955	52,018
1.70%	-	-	-	-	38,255	298,867	113,925	17,462
1.75%	520	-	-	-	462,742	15,854,629	4,345,723	538,084
1.80%	-	-	-	-	63,736	739,049	222,709	51,880
1.85%	-	-	-	-	69,889	2,129,530	836,881	64,263
1.90%	-	-	-	-	24,846	257,487	172,413	13,534
1.95%	221	-	-	-	65,589	2,949,883	816,973	102,699
2.00%	-	-	-	-	44,248	1,273,765	365,704	48,894
2.05%	-	-	-	-	29,170	575,555	312,750	18,685
2.10%	293	-	-	-	39,880	841,713	229,862	54,297
2.15%	-	-	-	-	34,830	336,776	196,689	18,681
2.20%	248	-	-	-	39,991	1,280,639	356,778	39,036
2.25%	-	-	-	-	8,829	248,150	179,339	6,913
2.30%	-	-	-	-	40,299	566,472	287,876	24,585
2.35%	-	-	-	-	34,619	586,759	515,104	15,722
2.40%	-	-	-	-	9,791	207,651	164,857	5,208
2.45%	-	-	-	-	16,813	173,975	70,538	6,468
2.50%	-	-	-	-	30,457	931,580	888,050	19,143
2.55%	161	-	-	-	5,580	167,611	69,849	2,783
2.60%	-	-	-	-	2,235	35,788	33,169	1,205
2.65%	-	-	-	-	4,777	46,484	36,030	2,456
2.70%	-	-	-	-	1,790	69,632	65,569	659
2.75%	-	-	-	-	62	20,185	16,817	159
2.80%	-	-	-	-	1,362	39,253	10,030	517
2.85%	-	-	-	-	1,434	20,162	20,314	-
2.90%	-	-	-	-	93	7,807	6,577	43
2.95%	-	-	-	-	398	9,910	9,663	190
3.00%	-	-	-	-	-	2,337	2,281	-
3.05%	-	-	-	-	-	5,352	5,223	-
3.10%	-	-	-	-	-	800	781	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	653	634	-
3.30%	-	-	-	-	33	-	23	16
3.40%	-	-	-	-	-	-	-	-

	$1,468	$456	$62	$705,764	$2,462,462	$66,480,428	$21,677,647	$2,539,193

	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6

0.40%	$993	$437	$-	$-	$19	$-	$-	$-
0.60%	514	964	-	-	-	-	-	-
0.65%	337	5,457	-	-	-	-	-	-
0.75%	2,689	11,899	-	491	-	-	-	1,017
0.80%	1,761	363	-	626	40	-	984	-
0.85%	7,783	8,584	-	1,502	-	-	-	1,607
0.95%	2,178	2,230	600	4,948	-	-	-	1,181
1.05%	2,944	404	112	2,249	-	-	-	1,073
1.10%	62,707	406,615	344	4,145	-	-	-	4,589
1.15%	406,716	2,218,048	14,608	169,935	-	3,492	-	105,699
1.20%	1,206	5,826	649	144	-	455	-	243
1.25%	36,481	105,648	7,938	16,857	-	1,401	-	12,248
1.30%	617,439	5,160,451	15	169,054	973	-	210,820	37,750
1.35%	145,188	521,497	4,271	43,097	-	-	-	33,758
1.40%	64,182	38,359	1,151	53,483	1,434	651	38,749	3,958
1.45%	61,326	182,760	3,337	45,879	-	359	-	27,164
1.50%	300,151	1,279,785	2,655	108,450	-	281	-	72,326
1.55%	386,824	1,491,742	24,662	160,688	-	3,685	-	89,007
1.60%	148,860	157,697	2,271	75,773	-	-	-	55,174
1.65%	89,677	337,300	411	36,251	-	-	-	32,439
1.70%	36,495	102,594	4,431	10,553	-	691	-	4,593
1.75%	858,526	4,592,267	5,395	138,482	-	60	-	111,600
1.80%	87,469	219,751	2,731	73,314	-	381	-	20,612
1.85%	111,332	898,451	3,087	53,456	-	1,048	-	20,982
1.90%	31,957	177,820	508	8,532	-	536	-	3,207
1.95%	178,014	881,017	214	24,131	-	555	-	41,749
2.00%	108,633	402,936	132	24,580	-	-	-	17,182
2.05%	58,114	331,336	268	6,010	-	77	-	6,293
2.10%	56,268	233,395	-	8,969	-	-	-	39,727
2.15%	31,927	211,121	394	6,936	-	257	-	6,944
2.20%	76,800	398,341	-	44,382	-	422	-	37,973
2.25%	10,267	194,583	-	4,586	-	1	-	3,287
2.30%	30,384	324,962	-	16,427	-	-	-	7,904
2.35%	36,238	536,769	-	2,063	-	-	-	1,838
2.40%	3,858	170,260	-	184	-	-	-	327
2.45%	8,043	79,942	-	2,938	-	-	-	4,549
2.50%	31,701	915,394	-	-	-	-	-	571
2.55%	5,723	76,921	-	11,407	-	-	-	4,616
2.60%	2,960	35,922	-	-	-	-	-	2,951
2.65%	10,362	37,614	-	301	-	-	-	1,954
2.70%	3,052	66,588	-	-	-	-	-	-
2.75%	1,110	15,720	-	31	-	-	-	-
2.80%	960	12,038	-	2,586	-	-	-	1,065
2.85%	778	20,236	-	-	-	-	-	-
2.90%	77	6,873	-	-	-	-	-	-
2.95%	136	10,260	-	-	-	-	-	-
3.00%	-	2,423	-	-	-	-	-	-
3.05%	-	5,550	-	-	-	-	-	-
3.10%	-	830	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	673	-	-	-	-	-	-
3.30%	16	16	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,121,156	$22,898,669	$80,184	$1,333,440	$2,466	$14,352	$250,553	$819,157

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	GIG	GIG3	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2

0.40%	$11	$-	$136	$-	$269	$-	$214	$-
0.60%	81	-	-	-	-	-	-	-
0.65%	-	-	30	-	116	-	1,765	-
0.75%	-	-	371	-	1,016	-	5,404	690
0.80%	25	1,096	-	3,290	-	173	-	164
0.85%	-	-	2,518	-	1,041	-	9,578	767
0.95%	-	-	227	-	89	-	-	-
1.05%	-	-	400	-	4	-	352	-
1.10%	-	-	7,823	-	8,008	-	36,366	1,639
1.15%	-	-	47,236	-	35,245	-	299,190	60,428
1.20%	-	-	-	-	156	-	4,353	-
1.25%	-	-	3,609	-	9,366	-	18,907	4,197
1.30%	117	202,766	40,859	705,753	83,123	32,050	85,852	35,684
1.35%	-	-	12,868	-	10,993	-	61,690	12,466
1.40%	379	119,630	1,981	381,149	2,322	7,724	38,243	3,650
1.45%	-	-	12,684	-	2,410	-	33,675	2,798
1.50%	-	-	28,092	-	34,893	-	68,069	35,990
1.55%	-	-	39,103	-	47,786	-	297,138	36,465
1.60%	-	-	11,568	-	14,489	-	19,701	26,720
1.65%	-	-	6,867	-	10,210	-	87,837	9,025
1.70%	-	-	2,953	-	2,036	-	38,288	3,655
1.75%	-	-	92,731	-	96,534	-	779,753	142,494
1.80%	-	-	7,607	-	13,524	-	73,134	8,675
1.85%	-	-	10,245	-	12,335	-	51,792	4,604
1.90%	-	-	4,263	-	2,792	-	10,156	197
1.95%	-	-	17,820	-	37,103	-	95,533	31,283
2.00%	-	-	10,866	-	17,648	-	120,702	18,733
2.05%	-	-	2,401	-	14,295	-	31,796	2,751
2.10%	-	-	9,650	-	7,813	-	60,052	42,343
2.15%	-	-	1,578	-	4,041	-	131,887	1,075
2.20%	-	-	5,548	-	18,404	-	56,462	20,368
2.25%	-	-	1,443	-	406	-	21,454	1,175
2.30%	-	-	9,827	-	9,738	-	19,347	4,073
2.35%	-	-	4,879	-	6,554	-	121,641	1,992
2.40%	-	-	1,650	-	2,543	-	39,252	-
2.45%	-	-	130	-	1,674	-	8,244	240
2.50%	-	-	2,110	-	1,175	-	4,749	186
2.55%	-	-	2,124	-	2,170	-	13,340	5,835
2.60%	-	-	22	-	-	-	4,038	50,261
2.65%	-	-	531	-	1,874	-	1,783	412
2.70%	-	-	-	-	-	-	4,147	-
2.75%	-	-	481	-	39	-	1,563	-
2.80%	-	-	-	-	9,489	-	11,404	-
2.85%	-	-	-	-	-	-	401	-
2.90%	-	-	-	-	-	-	1,147	-
2.95%	-	-	-	-	-	-	558	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	196	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	39	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$613	$323,492	$405,231	$1,090,192	$523,723	$39,947	$2,771,192	$571,035

	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2

0.40%	$790	$6,931	$-	$6,547	$-	$1,651	$-	$131
0.60%	-	274	-	71	-	26	-	-
0.65%	7,744	31,462	3,914	12,576	-	2,928	-	1,511
0.75%	21,838	31,835	16,840	66,277	16,521	18,622	-	6,102
0.80%	35	19	14	110	66	-	84	-
0.85%	52,005	100,148	11,404	50,462	4,028	34,696	-	10,217
0.95%	-	-	-	-	-	-	-	1,528
1.05%	-	-	-	-	-	-	-	2,269
1.10%	1,052,406	1,076,935	377,475	1,440,018	118,437	443,119	-	38,384
1.15%	1,976,283	4,063,110	927,756	3,759,458	896,936	1,119,189	-	192,855
1.20%	28,830	10,903	10,660	33,443	-	2,707	-	3,379
1.25%	221,353	309,235	114,358	289,632	44,797	101,393	-	17,418
1.30%	7,290,278	8,489,195	2,419,226	8,921,600	145,165	2,676,713	26,140	58,388
1.35%	413,754	1,039,096	196,073	1,056,079	225,466	264,734	-	40,604
1.40%	61,895	16,222	61,710	105,735	43,839	43,820	12,710	29,193
1.45%	157,200	249,852	91,007	285,964	82,639	103,288	-	27,980
1.50%	1,841,287	2,423,123	592,690	2,424,602	179,584	662,841	-	55,360
1.55%	1,126,828	1,966,197	819,821	2,151,822	736,885	845,881	-	174,644
1.60%	161,582	71,648	87,583	260,684	75,868	76,622	-	26,752
1.65%	350,848	484,522	238,972	659,645	216,650	212,868	-	63,706
1.70%	54,979	171,023	18,272	120,781	37,628	42,638	-	31,760
1.75%	5,462,966	12,079,551	2,716,600	10,149,698	1,539,372	2,632,330	-	540,842
1.80%	209,751	323,200	287,278	461,012	147,117	245,216	-	60,643
1.85%	899,558	1,145,178	479,510	1,156,804	80,770	518,125	-	30,437
1.90%	180,993	387,416	46,312	179,015	52,516	81,231	-	5,016
1.95%	956,684	2,630,628	499,131	1,841,157	249,891	448,948	-	65,314
2.00%	404,474	590,207	429,746	811,067	321,250	185,115	-	71,898
2.05%	203,586	343,689	107,671	332,057	64,437	61,161	-	15,542
2.10%	234,507	598,338	277,126	477,968	85,377	163,872	-	30,233
2.15%	211,148	460,770	56,507	283,927	293,492	80,610	-	73,925
2.20%	439,048	737,898	276,313	837,350	110,517	183,133	-	23,962
2.25%	127,500	45,016	33,290	77,125	50,709	56,302	-	19,480
2.30%	276,268	417,723	141,766	317,740	124,405	131,311	-	6,959
2.35%	583,533	383,640	82,111	193,348	151,061	57,200	-	84,785
2.40%	113,648	97,584	34,010	62,840	40,117	19,783	-	22,764
2.45%	110,521	115,819	31,253	65,703	14,365	35,636	-	8,480
2.50%	1,489,620	176,698	63,360	137,359	47,169	98,596	-	5,285
2.55%	49,317	151,340	19,204	69,103	1,357	5,460	-	6,254
2.60%	32,318	829	10,804	20,849	6,235	20,659	-	3,099
2.65%	8,768	12,947	7,151	12,302	9,050	11,594	-	406
2.70%	173,587	9,749	3,700	15,507	1,609	44,392	-	2,476
2.75%	5,791	2,454	52,123	23,931	-	5,519	-	1,886
2.80%	-	-	3,004	734	2,065	-	-	828
2.85%	33,988	-	4,624	13,347	-	9,657	-	310
2.90%	-	-	-	-	3,190	3,902	-	919
2.95%	5,216	4,466	-	5,989	-	26,051	-	181
3.00%	618	1,407	-	1,550	-	-	-	-
3.05%	7,670	-	3,333	8,353	3,394	-	-	190
3.10%	1,018	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	1,646	-	-	-	-

	$27,042,031	$41,258,277	$11,653,702	$39,202,987	$6,223,974	$11,779,539	$38,934	$1,864,295

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	NVLCP2	TRF	TRF2	GBF	CAF	CAF2	GVIX8	GVIDA

0.40%	$147	$-	$3	$202	$9	$968	$-	$465
0.60%	44	-	-	-	33	-	-	-
0.65%	621	-	1,282	2,216	-	911	261	-
0.75%	1,167	-	2,519	8,811	-	1,451	654	1,007
0.80%	617	27,888	-	3,489	5,694	-	250	5,232
0.85%	1,061	-	7,461	11,428	-	579	3,765	2,656
0.95%	157	-	2,050	10,722	-	-	1,233	1,111
1.05%	767	-	3,469	10,568	-	80	1,319	2,138
1.10%	10,893	-	33,785	52,545	-	2,004	30,415	11,031
1.15%	58,037	-	299,940	584,298	-	27,252	51,994	286,468
1.20%	-	-	4,365	5,445	-	-	115	7,117
1.25%	8,872	-	19,637	52,785	-	739	1,414	55,704
1.30%	154,738	1,249,204	29,130	882,659	336,601	104,432	61,100	106,645
1.35%	16,980	-	66,918	137,801	-	8,994	8,435	95,195
1.40%	16,553	432,338	36,763	398,764	105,947	10,341	7,047	66,735
1.45%	4,136	-	30,260	82,698	-	3,570	8,089	27,352
1.50%	57,629	-	47,193	100,853	-	35,529	20,999	179,041
1.55%	62,539	-	311,585	494,239	-	8,335	27,313	212,604
1.60%	13,501	-	11,326	60,408	-	16,132	11,077	70,073
1.65%	23,902	-	82,557	122,150	-	15,696	5,450	132,745
1.70%	3,789	-	42,786	57,930	-	1,661	1,187	42,891
1.75%	161,846	-	758,846	998,528	-	131,037	57,236	792,914
1.80%	13,199	-	72,100	122,703	-	1,719	6,753	50,186
1.85%	42,478	-	30,695	67,555	-	28,991	11,058	69,976
1.90%	2,053	-	7,882	18,583	-	2,538	1,508	80,147
1.95%	29,463	-	79,100	149,943	-	20,661	15,465	219,945
2.00%	9,505	-	109,555	149,263	-	10,886	16,714	122,479
2.05%	2,736	-	18,833	34,167	-	5,640	3,753	153,326
2.10%	11,131	-	41,708	51,380	-	9,068	2,496	100,804
2.15%	5,858	-	134,833	136,055	-	2,460	1,362	316,091
2.20%	17,064	-	25,699	60,980	-	8,119	10,457	38,183
2.25%	498	-	22,893	25,320	-	2,698	1,361	170,941
2.30%	14,786	-	10,740	29,079	-	12,156	3,225	91,412
2.35%	4,257	-	130,415	146,120	-	408	5,498	255,661
2.40%	469	-	39,550	43,094	-	15	89	54,347
2.45%	142	-	8,446	8,516	-	42	1,378	23,809
2.50%	2,554	-	5,552	22,539	-	1,686	969	57,475
2.55%	102	-	9,208	10,306	-	8,231	1,358	63,945
2.60%	856	-	6,092	5,857	-	-	49	14,974
2.65%	410	-	636	6,244	-	255	-	10,241
2.70%	1,886	-	5,739	6,476	-	-	-	485
2.75%	-	-	1,918	6,157	-	-	7	163
2.80%	-	-	885	1,449	-	374	-	15,822
2.85%	-	-	438	346	-	-	-	157
2.90%	-	-	1,163	1,192	-	-	-	1,434
2.95%	-	-	556	532	-	-	-	-
3.00%	-	-	-	-	-	-	-	10,471
3.05%	-	-	200	214	-	-	-	5,821
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	39	37	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$757,443	$1,709,430	$2,556,750	$5,182,646	$448,284	$485,658	$382,853	$4,027,419

	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM

0.40%	$3,765	$7,838	$-	$4,429	$10	$3,555	$710	$2,548
0.60%	26	201	-	39	-	-	10	-
0.65%	4,812	41,033	10,666	34,162	3,223	9,738	1,047	2,541
0.75%	31,358	87,294	20,041	58,459	10,808	22,846	3,131	23,734
0.80%	45	192	259	5,549	10,332	1,755	2,224	9,563
0.85%	44,393	102,363	18,895	63,032	11,020	25,719	10,330	16,130
0.95%	-	1	139	7,919	8,236	4,463	2,548	5,256
1.05%	844	458	1,503	6,201	12,032	1,733	2,560	2,347
1.10%	254,796	345,690	194,233	917,450	217,489	237,167	7,752	69,970
1.15%	898,169	1,779,218	1,056,345	5,123,942	2,998,596	1,469,187	174,680	1,060,543
1.20%	2,993	1,790	14,986	21,841	43,650	5,449	1,936	8,096
1.25%	71,384	75,409	59,637	406,898	223,495	132,585	22,769	110,838
1.30%	4,875,104	5,650,955	2,450,204	6,367,976	338,042	2,284,326	479,652	2,061,886
1.35%	174,236	399,104	180,525	952,406	619,493	336,513	50,886	227,515
1.40%	21,671	12,098	130,589	811,185	348,252	210,533	119,520	741,495
1.45%	18,847	166,675	111,950	365,253	255,503	165,980	48,858	130,695
1.50%	1,048,108	1,192,769	642,716	1,758,071	402,311	543,181	65,256	402,744
1.55%	331,866	771,876	642,093	3,258,720	2,346,533	933,845	142,636	952,616
1.60%	89,636	64,120	142,271	408,559	158,003	139,440	43,487	276,515
1.65%	154,687	262,069	181,078	840,594	576,086	338,866	22,308	184,063
1.70%	14,457	43,097	22,111	278,764	216,230	61,355	15,122	50,291
1.75%	2,578,322	5,641,639	2,264,899	9,917,492	4,663,435	2,747,207	261,491	1,517,006
1.80%	92,195	115,695	272,171	670,615	383,870	195,951	47,742	208,932
1.85%	322,489	627,717	431,349	910,727	233,898	276,626	42,985	285,044
1.90%	88,486	21,482	43,576	385,685	328,803	159,661	7,547	36,485
1.95%	478,104	1,127,878	233,908	1,456,093	792,245	332,116	57,965	238,668
2.00%	140,840	211,902	394,798	854,739	525,391	286,286	25,582	185,580
2.05%	125,369	95,402	116,281	398,410	249,958	85,458	13,255	105,512
2.10%	100,129	274,343	102,431	500,903	291,218	154,524	28,099	99,437
2.15%	130,355	122,071	86,864	1,164,588	1,006,410	198,154	12,602	62,790
2.20%	305,426	312,676	270,922	477,677	151,255	194,096	32,194	176,021
2.25%	54,501	14,638	28,507	287,402	156,794	166,008	7,218	17,164
2.30%	132,013	114,422	118,174	309,766	178,762	112,153	10,362	83,916
2.35%	192,193	60,928	66,812	907,874	613,697	303,946	13,329	53,180
2.40%	52,493	12,572	18,434	233,157	188,725	108,401	4,065	24,123
2.45%	10,380	29,643	15,148	75,252	53,197	14,078	4,254	21,369
2.50%	245,910	25,316	55,267	477,417	125,935	329,962	6,712	39,877
2.55%	15,195	26,251	27,498	93,197	71,116	68,306	3,920	17,172
2.60%	27,744	-	11,179	36,773	29,580	8,972	185	2,398
2.65%	8,231	578	15,115	19,024	5,893	6,060	1,024	4,364
2.70%	15,062	-	3,380	47,626	8,879	16,102	-	2,437
2.75%	108	-	4,656	17,270	9,219	2,867	17	3,931
2.80%	5,315	-	4,599	5,378	9,211	1,597	-	658
2.85%	4,352	-	-	9,832	11,986	4,866	-	1,003
2.90%	3,753	-	-	12,948	14,306	4,139	-	230
2.95%	286	-	-	-	2,244	897	-	83
3.00%	-	4,032	-	29,672	8,957	18,311	-	-
3.05%	5,337	-	-	931	1,900	927	-	41
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	6
3.40%	-	-	-	-	-	-	-	-

	$13,175,785	$19,843,435	$10,466,209	$40,991,897	$18,916,228	$12,725,907	$1,797,970	$9,526,813

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1

0.40%	$-	$142	$-	$-	$263	$-	$199	$-
0.60%	-	-	-	-	-	-	73	-
0.65%	-	1,304	-	-	353	-	866	-
0.75%	-	3,894	-	-	3,027	-	5,254	-
0.80%	1,510	-	-	167	-	1,339	-	356
0.85%	-	6,247	-	-	1,479	-	3,008	-
0.95%	-	510	183	-	2,503	-	2,953	-
1.05%	-	1,876	-	-	1,364	-	3,129	-
1.10%	-	34,269	-	-	21,753	-	18,525	-
1.15%	-	296,413	1,418	-	132,328	-	219,881	-
1.20%	-	4,564	-	-	1,091	-	3,217	-
1.25%	-	20,502	139	-	8,275	-	29,313	-
1.30%	306,612	68,749	-	45,567	96,843	105,287	66,821	36,279
1.35%	-	68,156	-	-	24,200	-	52,313	-
1.40%	142,389	34,681	214	21,332	5,430	25,511	20,417	19,238
1.45%	-	41,624	167	-	13,233	-	32,737	-
1.50%	-	66,397	844	-	48,126	-	83,587	-
1.55%	-	302,344	1,670	-	105,305	-	254,889	-
1.60%	-	15,465	237	-	11,903	-	31,789	-
1.65%	-	81,790	-	-	24,165	-	60,053	-
1.70%	-	40,577	71	-	14,346	-	28,293	-
1.75%	-	772,718	85	-	231,093	-	427,912	-
1.80%	-	69,513	270	-	13,444	-	58,027	-
1.85%	-	39,419	502	-	22,455	-	42,519	-
1.90%	-	7,751	-	-	10,512	-	9,616	-
1.95%	-	93,201	33	-	44,375	-	66,348	-
2.00%	-	115,613	-	-	23,680	-	71,101	-
2.05%	-	20,052	1,744	-	10,866	-	24,887	-
2.10%	-	43,771	249	-	14,099	-	36,319	-
2.15%	-	141,375	-	-	8,252	-	67,669	-
2.20%	-	30,360	-	-	18,581	-	42,154	-
2.25%	-	20,008	-	-	3,069	-	14,509	-
2.30%	-	12,021	-	-	14,555	-	22,352	-
2.35%	-	124,082	-	-	13,427	-	50,891	-
2.40%	-	40,709	-	-	3,678	-	20,839	-
2.45%	-	11,030	-	-	3,808	-	11,363	-
2.50%	-	5,118	-	-	12,600	-	6,557	-
2.55%	-	11,565	-	-	1,494	-	6,951	-
2.60%	-	3,547	-	-	1,487	-	2,046	-
2.65%	-	1,389	-	-	1,614	-	2,750	-
2.70%	-	4,950	-	-	307	-	1,897	-
2.75%	-	1,696	-	-	330	-	791	-
2.80%	-	1,189	-	-	1,189	-	336	-
2.85%	-	409	-	-	-	-	148	-
2.90%	-	1,125	-	-	65	-	503	-
2.95%	-	638	-	-	-	-	252	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	186	-	-	-	-	76	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	54	-	-	-	-	19	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	11	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$450,511	$2,662,993	$7,826	$67,066	$970,978	$132,137	$1,906,149	$55,873

	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF

0.40%	$245	$-	$96	$8	$38	$-	$10	$-
0.60%	26	-	-	-	-	-	-	-
0.65%	524	-	683	-	1,119	-	-	-
0.75%	4,995	-	2,191	-	4,994	-	139	-
0.80%	29	6,735	-	-	1,892	487	-	2,546
0.85%	521	-	4,127	-	4,551	-	1,170	-
0.95%	1,100	-	4,685	-	43	-	343	-
1.05%	20	-	1,456	-	-	-	-	-
1.10%	10,362	-	29,001	-	27,309	-	2,346	-
1.15%	83,139	-	243,448	-	209,337	-	38,122	-
1.20%	1,708	-	3,251	-	2,755	-	-	-
1.25%	16,552	-	26,671	-	17,464	-	6,435	-
1.30%	103,784	2,086,673	74,706	-	1,762,806	70,854	22,269	363,777
1.35%	21,854	-	66,187	-	52,859	-	6,510	-
1.40%	8,761	420,851	24,355	-	538,127	15,601	3,107	132,942
1.45%	12,494	-	36,910	-	25,988	-	8,698	-
1.50%	78,655	-	64,834	-	50,701	-	19,959	-
1.55%	98,875	-	244,704	-	224,372	-	38,468	-
1.60%	24,769	-	20,365	-	16,277	-	9,274	-
1.65%	23,070	-	76,957	-	62,551	-	10,286	-
1.70%	20,465	-	34,944	-	27,744	-	7,990	-
1.75%	147,341	-	516,040	-	544,034	-	56,512	-
1.80%	33,887	-	56,550	-	49,973	-	9,166	-
1.85%	28,490	-	41,056	-	24,521	-	15,573	-
1.90%	1,937	-	13,101	-	7,731	-	2,103	-
1.95%	37,220	-	74,467	-	80,659	-	15,985	-
2.00%	23,417	-	77,632	-	85,835	-	8,866	-
2.05%	11,689	-	15,229	-	25,596	-	3,273	-
2.10%	16,973	-	32,701	-	34,201	-	12,674	-
2.15%	7,630	-	84,093	-	96,118	-	2,431	-
2.20%	13,410	-	24,692	-	24,102	-	13,104	-
2.25%	4,627	-	12,634	-	14,834	-	256	-
2.30%	10,282	-	10,394	-	11,061	-	2,496	-
2.35%	3,675	-	77,746	-	83,960	-	4,445	-
2.40%	3,432	-	26,459	-	27,571	-	494	-
2.45%	9,057	-	11,121	-	5,912	-	994	-
2.50%	12,133	-	8,643	-	8,968	-	2,549	-
2.55%	849	-	6,966	-	7,695	-	160	-
2.60%	393	-	4,129	-	2,893	-	245	-
2.65%	3,090	-	671	-	580	-	606	-
2.70%	225	-	2,493	-	3,212	-	-	-
2.75%	35	-	1,629	-	1,042	-	-	-
2.80%	896	-	762	-	9,844	-	526	-
2.85%	-	-	198	-	264	-	-	-
2.90%	-	-	610	-	816	-	-	-
2.95%	-	-	322	-	392	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	91	-	133	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	24	-	34	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$882,636	$2,514,259	$2,060,024	$8	$4,182,908	$86,942	$327,584	$499,265

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3

0.40%	$62	$1	$50	$1,237	$394	$-	$35	$810
0.60%	-	368	-	72	100	-	-	78
0.65%	103	-	8	1,690	160	-	796	2,753
0.75%	2,192	-	397	6,245	4,957	-	1,304	5,831
0.80%	-	6,063	-	1,107	36	11,519	-	73
0.85%	89	-	2,131	5,396	2,859	-	3,130	9,310
0.95%	1,417	-	4,624	4,464	694	-	3,513	13
1.05%	360	-	2,654	2,812	699	-	5,686	137
1.10%	2,134	-	7,142	28,936	26,992	-	26,667	59,380
1.15%	64,631	-	129,024	243,186	135,203	-	592,559	406,272
1.20%	214	-	497	221	418	-	4,695	4,334
1.25%	19,738	-	28,970	28,181	6,681	-	143,707	24,141
1.30%	30,813	709,627	55,257	504,796	163,938	3,285,547	78,990	410,568
1.35%	20,318	-	53,968	70,636	27,037	-	240,884	87,363
1.40%	4,836	321,918	6,945	55,736	21,632	1,371,828	50,533	38,950
1.45%	16,970	-	34,074	69,416	28,906	-	117,073	37,650
1.50%	25,868	-	41,766	172,458	86,258	-	156,749	139,096
1.55%	60,271	-	93,157	205,229	107,181	-	626,610	365,107
1.60%	15,863	-	12,226	54,868	53,721	-	55,135	17,937
1.65%	14,238	-	18,041	54,833	28,617	-	103,891	106,517
1.70%	7,420	-	21,278	12,844	15,867	-	56,896	43,117
1.75%	65,310	-	88,973	535,780	272,083	-	480,354	1,100,226
1.80%	14,223	-	17,719	46,014	38,678	-	146,797	88,505
1.85%	12,374	-	12,656	120,654	49,302	-	116,437	87,900
1.90%	3,430	-	8,507	18,525	13,242	-	25,695	9,242
1.95%	32,475	-	16,508	129,384	47,148	-	102,041	177,941
2.00%	12,288	-	14,046	57,823	25,435	-	93,919	142,792
2.05%	7,566	-	4,784	55,208	20,287	-	34,457	28,818
2.10%	9,375	-	6,765	35,187	30,170	-	61,220	73,572
2.15%	3,256	-	6,627	16,915	12,610	-	67,730	151,407
2.20%	7,399	-	7,484	63,017	32,232	-	53,124	64,677
2.25%	974	-	529	8,550	4,850	-	17,963	20,963
2.30%	7,314	-	7,159	55,817	28,274	-	33,489	34,399
2.35%	2,064	-	1,554	51,283	23,067	-	31,865	133,934
2.40%	549	-	680	4,788	8,110	-	24,268	42,015
2.45%	3,230	-	204	25,219	9,539	-	6,140	16,213
2.50%	994	-	850	43,418	48,214	-	10,255	6,603
2.55%	2,289	-	2,571	5,518	4,659	-	1,515	11,091
2.60%	240	-	50	5,298	1,365	-	2,326	3,653
2.65%	1,149	-	120	5,345	2,605	-	1,624	1,677
2.70%	252	-	49	503	2,307	-	443	5,661
2.75%	-	-	-	261	2,024	-	141	1,635
2.80%	792	-	276	2,295	567	-	853	1,077
2.85%	-	-	390	1,887	753	-	-	423
2.90%	28	-	4	-	118	-	-	1,155
2.95%	-	-	146	264	197	-	122	665
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	187
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	54
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	16	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$475,108	$1,037,977	$710,860	$2,813,316	$1,390,202	$4,668,894	$3,581,631	$3,965,922

	EIF	EIF2	NVRE1	NVRE2	NVLM2	NCPG2	NCPGI2	IDPG2

0.40%	$99	$171	$-	$13	$-	$10	$180	$61
0.60%	85	-	-	-	53	190	-	53
0.65%	-	558	-	75	-	-	-	-
0.75%	-	3,331	-	2,254	-	-	-	-
0.80%	-	532	5,191	-	-	-	-	-
0.85%	-	2,090	-	5,856	-	-	-	-
0.95%	-	43	-	7,340	-	-	-	-
1.05%	-	1,645	-	1,602	-	-	-	-
1.10%	-	31,782	-	5,199	-	-	-	-
1.15%	-	233,279	-	209,072	-	24,934	4,918	9,989
1.20%	-	1,767	-	663	-	-	-	-
1.25%	-	28,794	-	27,799	-	-	-	-
1.30%	-	291,200	565,783	46,875	-	348,874	162,369	213,714
1.35%	-	56,660	-	53,203	-	4,213	2,039	405
1.40%	-	35,039	255,614	8,403	-	-	-	58
1.45%	-	26,555	-	35,452	-	-	-	-
1.50%	-	154,215	-	89,784	-	79,898	39,236	30,673
1.55%	-	249,478	-	165,282	-	6,828	26	-
1.60%	-	39,430	-	65,637	-	8,721	6,039	4,525
1.65%	-	60,484	-	25,577	-	8,161	9,608	2,012
1.70%	-	47,010	-	12,268	-	-	-	-
1.75%	-	560,637	-	121,966	-	172,514	71,077	104,824
1.80%	-	61,687	-	34,816	-	15,361	10,593	4,332
1.85%	-	75,274	-	38,580	-	49,270	22,069	26,658
1.90%	-	13,466	-	11,698	-	-	-	-
1.95%	-	93,830	-	28,551	-	37,305	10,019	17,156
2.00%	-	76,519	-	27,557	-	749	2,103	255
2.05%	-	23,493	-	9,577	-	3,458	3,798	3,671
2.10%	-	31,058	-	22,123	-	1,583	3,451	1,226
2.15%	-	59,381	-	11,581	-	224	246	204
2.20%	-	56,423	-	46,842	-	30,873	22,460	18,882
2.25%	-	8,965	-	4,418	-	2,877	696	695
2.30%	-	20,169	-	10,605	-	30,833	5,064	7,278
2.35%	-	56,106	-	612	-	-	-	-
2.40%	-	17,470	-	1,524	-	-	-	-
2.45%	-	8,107	-	1,506	-	-	-	-
2.50%	-	12,893	-	-	-	-	-	-
2.55%	-	5,485	-	3,608	-	132	797	132
2.60%	-	1,877	-	28	-	-	-	-
2.65%	-	3,280	-	102	-	-	5,824	-
2.70%	-	3,191	-	-	-	-	-	-
2.75%	-	510	-	-	-	-	-	-
2.80%	-	492	-	1,967	-	-	-	-
2.85%	-	137	-	-	-	-	-	-
2.90%	-	322	-	-	-	-	-	-
2.95%	-	243	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	44	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	20	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$184	$2,455,142	$826,588	$1,140,015	$53	$827,008	$382,612	$446,803

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	IDPGI2	NVSIX2	GVEX2	NOTB4	NOTG4	NOTMG4	PMVRA	ALVBWB

0.40%	$22	$29	$197	$-	$-	$-	$27	$1,433
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	7	-	-	-	-	-
1.15%	8,573	1,076	6,256	-	-	1,047	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	191	1,072	-	-	-	-	-
1.30%	128,565	5,589	28,648	12,772	396	1,385	-	-
1.35%	555	366	2,857	49	-	388	-	-
1.40%	-	612	1,064	-	-	-	-	-
1.45%	-	19	1,275	-	-	-	-	-
1.50%	30,547	5,137	21,120	9,621	3,752	1,284	-	-
1.55%	-	362	4,946	-	-	-	-	-
1.60%	1,969	5,206	16,819	304	645	564	-	-
1.65%	1,370	424	2,446	128	15,560	135	-	-
1.70%	-	-	59	-	-	-	-	-
1.75%	85,721	8,181	43,654	7,651	11,655	8,273	-	-
1.80%	2,092	931	2,584	42	4	-	-	-
1.85%	16,595	2,168	9,719	1,148	-	65	-	-
1.90%	-	43	-	-	-	-	-	-
1.95%	4,733	2,865	14,818	176	529	1,556	-	-
2.00%	4,227	337	1,137	-	-	-	-	-
2.05%	1,760	511	3,192	48	-	-	-	-
2.10%	1,630	480	3,341	191	23	177	-	-
2.15%	860	148	943	31	17	-	-	-
2.20%	6,037	2,953	10,055	2,755	1,601	684	-	-
2.25%	221	-	285	-	-	80	-	-
2.30%	1,846	763	4,127	163	3,259	828	-	-
2.35%	-	21	821	-	-	-	-	-
2.40%	-	5	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	141	560	-	-	-	-	-
2.55%	-	771	1,309	164	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	26	1,369	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	110	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$297,323	$39,439	$183,337	$36,612	$37,441	$16,466	$27	$1,433

	ALVGIB	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2

0.40%	$-	$85	$275	$-	$-	$-	$-	$1,145
0.60%	-	67	-	-	-	-	-	-
0.65%	-	-	657	-	-	-	-	1,804
0.75%	-	-	1,318	-	-	-	-	15,390
0.80%	-	-	372	1,413	-	404	-	1,091
0.85%	-	-	845	-	-	-	-	10,224
0.95%	1,649	-	1,403	-	-	-	4,441	11,330
1.05%	2,410	-	1,493	-	-	-	4,562	5,014
1.10%	275	-	14,430	-	-	-	-	39,150
1.15%	12,577	-	78,343	-	-	-	11,255	382,198
1.20%	678	-	1,330	-	-	-	-	1,913
1.25%	13,719	-	13,649	-	-	-	6,564	72,899
1.30%	2,350	-	213,979	337,701	934	157,354	-	772,623
1.35%	24	-	30,367	-	-	-	461	94,631
1.40%	117	-	21,425	128,366	89	52,202	2,898	102,286
1.45%	6,986	-	9,734	-	-	-	1,900	58,627
1.50%	8,736	-	82,138	-	-	-	2,657	202,627
1.55%	12,858	-	80,119	-	-	-	14,844	366,756
1.60%	2,360	-	30,307	-	-	-	519	85,406
1.65%	70	-	40,484	-	-	-	126	125,191
1.70%	2,715	-	15,376	-	-	-	86	21,355
1.75%	7,526	-	207,103	-	-	-	3,409	784,905
1.80%	11,149	-	26,514	-	-	-	1,808	122,654
1.85%	1,161	-	53,441	-	-	-	3,498	129,378
1.90%	1,922	-	3,211	-	-	-	1,127	11,917
1.95%	1,306	-	60,712	-	-	-	-	197,200
2.00%	-	-	34,344	-	-	-	-	65,725
2.05%	2,996	-	13,828	-	-	-	1,814	28,488
2.10%	767	-	21,575	-	-	-	5	68,078
2.15%	1,791	-	11,586	-	-	-	25	23,056
2.20%	315	-	67,155	-	-	-	395	109,773
2.25%	38	-	3,712	-	-	-	-	10,768
2.30%	294	-	21,029	-	-	-	-	48,827
2.35%	-	-	7,724	-	-	-	-	34,028
2.40%	-	-	2,293	-	-	-	917	11,427
2.45%	-	-	5,764	-	-	-	-	17,712
2.50%	-	-	9,000	-	-	-	-	18,555
2.55%	-	-	4,968	-	-	-	-	5,124
2.60%	-	-	210	-	-	-	-	1,900
2.65%	-	-	446	-	-	-	-	466
2.70%	-	-	476	-	-	-	-	612
2.75%	-	-	666	-	-	-	-	8
2.80%	-	-	4,226	-	-	-	-	183
2.85%	-	-	-	-	-	-	-	621
2.90%	-	-	-	-	-	-	-	74
2.95%	-	-	-	-	-	-	-	298
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	22
3.40%	-	-	-	-	-	-	-	-

	$96,789	$152	$1,198,027	$467,480	$1,023	$209,960	$63,311	$4,063,459

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	ACVI	ACVI3	ACVMV1	ACVMV2	ACVVS1	DVSCS	DCAP	DCAPS

0.40%	$-	$-	$6	$850	$-	$754	$-	$1,684
0.60%	-	-	16	-	-	-	-	78
0.65%	-	-	-	425	-	583	-	779
0.75%	-	-	-	5,092	-	4,629	-	5,070
0.80%	-	-	1,428	-	-	819	2,260	-
0.85%	-	-	-	5,049	-	8,717	-	8,663
0.95%	-	-	-	1,160	-	2,507	-	2,858
1.05%	-	-	-	1,672	-	6,592	-	7,408
1.10%	-	-	-	24,500	-	9,263	-	11,913
1.15%	-	-	-	154,123	-	154,538	-	187,336
1.20%	-	-	-	474	-	1,247	-	-
1.25%	-	-	-	20,153	-	15,635	-	19,355
1.30%	67	1	89,569	198,846	47	231,627	355,896	312,264
1.35%	-	-	-	49,531	-	42,210	-	67,168
1.40%	82	-	25,387	9,722	-	43,877	117,482	10,740
1.45%	-	-	-	23,057	-	39,769	-	41,596
1.50%	-	-	-	79,340	-	87,859	-	127,756
1.55%	-	-	-	125,719	-	135,304	-	121,201
1.60%	-	-	-	35,370	-	32,705	-	49,888
1.65%	-	-	-	35,351	-	28,534	-	43,665
1.70%	-	-	-	9,465	-	12,437	-	14,440
1.75%	-	-	-	305,625	-	283,114	-	301,578
1.80%	-	-	-	31,582	-	66,535	-	35,065
1.85%	-	-	-	51,402	-	38,788	-	85,182
1.90%	-	-	-	7,580	-	6,382	-	12,011
1.95%	-	-	-	77,698	-	61,033	-	98,646
2.00%	-	-	-	24,271	-	40,646	-	26,336
2.05%	-	-	-	7,898	-	14,350	-	19,608
2.10%	-	-	-	24,411	-	23,925	-	46,420
2.15%	-	-	-	15,550	-	30,686	-	10,002
2.20%	-	-	-	31,112	-	35,587	-	38,872
2.25%	-	-	-	2,963	-	3,540	-	3,333
2.30%	-	-	-	15,895	-	5,793	-	21,227
2.35%	-	-	-	11,695	-	27,960	-	10,034
2.40%	-	-	-	5,999	-	8,282	-	2,664
2.45%	-	-	-	3,981	-	2,680	-	2,878
2.50%	-	-	-	19,307	-	3,990	-	9,443
2.55%	-	-	-	3,241	-	4,969	-	4,867
2.60%	-	-	-	1,828	-	579	-	7,238
2.65%	-	-	-	1,499	-	656	-	299
2.70%	-	-	-	2,504	-	927	-	427
2.75%	-	-	-	-	-	141	-	1,152
2.80%	-	-	-	838	-	2,793	-	-
2.85%	-	-	-	649	-	76	-	-
2.90%	-	-	-	-	-	165	-	-
2.95%	-	-	-	177	-	90	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	29	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	10	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	14	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$149	$1	$116,406	$1,427,618	$47	$1,523,332	$475,638	$1,771,144

	DVDLS	DGI	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	289	-	77	-	6,333	-	1,453
0.85%	-	-	-	-	-	-	-	-
0.95%	1,621	-	158	-	2,121	-	-	-
1.05%	-	-	-	-	818	-	-	-
1.10%	-	-	-	-	1,760	-	407	-
1.15%	5,320	-	3,507	-	83,972	-	24,717	-
1.20%	-	-	-	-	6,536	-	6,525	-
1.25%	1,607	-	2,279	-	30,911	-	11,336	-
1.30%	-	137,795	-	93,165	103	3,349,595	-	405,663
1.35%	-	-	-	-	20,258	-	9,036	-
1.40%	224	50,758	40	44,980	8,482	1,365,410	3,735	232,995
1.45%	255	-	644	-	18,673	-	2,149	-
1.50%	374	-	241	-	19,407	-	3,313	-
1.55%	2,879	-	5,835	-	92,612	-	28,024	-
1.60%	-	-	1,546	-	7,682	-	2,840	-
1.65%	-	-	35	-	24,176	-	4,122	-
1.70%	674	-	326	-	22,123	-	954	-
1.75%	3,429	-	197	-	66,366	-	12,892	-
1.80%	772	-	588	-	45,205	-	6,124	-
1.85%	156	-	1,642	-	6,025	-	2,217	-
1.90%	-	-	838	-	3,311	-	1,784	-
1.95%	693	-	325	-	6,251	-	3,581	-
2.00%	-	-	-	-	13,968	-	965	-
2.05%	-	-	1,630	-	4,215	-	1,757	-
2.10%	202	-	-	-	8,121	-	324	-
2.15%	-	-	-	-	7,493	-	1,761	-
2.20%	-	-	-	-	7,869	-	137	-
2.25%	90	-	312	-	1,820	-	1,255	-
2.30%	-	-	47	-	2,245	-	193	-
2.35%	-	-	-	-	1,823	-	132	-
2.40%	-	-	40	-	1,409	-	217	-
2.45%	-	-	-	-	732	-	134	-
2.50%	-	-	-	-	1	-	-	-
2.55%	-	-	-	-	-	-	11	-
2.60%	-	-	-	-	359	-	-	-
2.65%	-	-	-	-	-	-	240	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$18,296	$188,842	$20,230	$138,222	$516,847	$4,721,338	$130,882	$640,111

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	FAMP	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S

0.40%	$-	$19	$1,090	$-	$-	$-	$-	$-
0.60%	-	21	-	-	-	-	-	-
0.65%	-	34	1,737	-	-	-	-	-
0.75%	-	2,424	2,756	-	-	-	-	-
0.80%	982	1,849	-	563	-	417	-	1,860
0.85%	-	6,285	5,876	-	-	-	-	-
0.95%	-	1,466	1,522	-	-	-	-	-
1.05%	-	3,155	834	-	-	-	-	-
1.10%	-	6,654	38,497	-	73,562	-	195,478	-
1.15%	-	151,395	410,789	-	277,032	-	957,149	-
1.20%	-	715	3,252	-	1,122	-	2,965	-
1.25%	-	12,905	65,648	-	11,537	-	45,651	-
1.30%	1,499,343	224,296	414,622	59,474	567,062	129,317	1,615,822	107,344
1.35%	-	45,155	103,903	-	67,262	-	197,482	-
1.40%	318,393	43,824	18,558	19,469	19,815	9,616	20,574	16,764
1.45%	-	25,748	60,892	-	50,710	-	89,564	-
1.50%	-	48,202	219,510	-	136,020	-	370,095	-
1.55%	-	161,288	333,102	-	154,834	-	522,637	-
1.60%	-	25,308	118,001	-	28,659	-	50,135	-
1.65%	-	27,956	66,650	-	52,041	-	103,243	-
1.70%	-	8,865	23,129	-	12,326	-	14,605	-
1.75%	-	144,961	609,054	-	530,676	-	1,503,203	-
1.80%	-	29,983	102,753	-	27,575	-	54,377	-
1.85%	-	27,973	115,504	-	95,619	-	188,332	-
1.90%	-	2,545	18,494	-	8,276	-	25,192	-
1.95%	-	23,976	145,009	-	83,045	-	253,305	-
2.00%	-	26,116	81,681	-	79,939	-	155,991	-
2.05%	-	12,777	78,415	-	16,238	-	39,818	-
2.10%	-	77,524	47,240	-	51,455	-	55,800	-
2.15%	-	14,169	44,867	-	38,957	-	62,664	-
2.20%	-	49,924	57,806	-	52,037	-	123,055	-
2.25%	-	1,353	9,964	-	7,350	-	4,500	-
2.30%	-	9,795	34,634	-	21,782	-	43,520	-
2.35%	-	1,520	35,372	-	4,439	-	36,273	-
2.40%	-	2,334	4,210	-	4,651	-	10,709	-
2.45%	-	1,674	11,733	-	1,085	-	10,671	-
2.50%	-	528	10,588	-	4,495	-	10,120	-
2.55%	-	514	2,233	-	7,637	-	11,392	-
2.60%	-	30	741	-	5,872	-	58	-
2.65%	-	177	1,278	-	465	-	-	-
2.70%	-	-	1,525	-	-	-	-	-
2.75%	-	32	320	-	-	-	34	-
2.80%	-	1,349	7,971	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	77	-	-	-	-	-
2.95%	-	-	204	-	-	-	3,049	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	16	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,818,718	$1,226,818	$3,312,057	$79,506	$2,493,575	$139,350	$6,777,463	$125,968

	FF30S2	FGP	FG2	FHIPR	FIGBS	FIGBP2	FMCS	FMC2

0.40%	$-	$-	$1,301	$-	$-	$878	$-	$1,252
0.60%	-	-	87	-	-	140	-	51
0.65%	-	-	1,076	-	-	2,394	-	1,160
0.75%	-	-	3,215	-	-	16,433	-	2,936
0.80%	-	8,712	-	1,253	1,792	-	3,165	-
0.85%	-	-	5,806	-	-	23,467	-	9,546
0.95%	-	-	498	-	-	2,894	-	2,407
1.05%	-	-	2,385	-	-	3,859	-	5,306
1.10%	1,391	-	18,372	-	-	90,839	-	46,154
1.15%	42,790	-	186,614	-	-	766,768	-	564,818
1.20%	90	-	6,107	-	-	6,482	-	2,075
1.25%	19,282	-	24,451	-	-	62,259	-	66,179
1.30%	16,640	3,705,800	287,431	194,993	196,461	479,319	255,852	435,347
1.35%	39,113	-	54,112	-	-	164,263	-	180,670
1.40%	127	889,046	9,054	89,561	92,541	71,364	65,426	24,793
1.45%	11,006	-	33,751	-	-	114,805	-	78,559
1.50%	56,019	-	133,480	-	-	223,693	-	214,331
1.55%	49,401	-	134,397	-	-	600,868	-	456,526
1.60%	13,838	-	58,256	-	-	77,826	-	83,564
1.65%	8,006	-	44,216	-	-	185,418	-	119,226
1.70%	8,621	-	20,964	-	-	83,235	-	46,962
1.75%	113,194	-	335,642	-	-	1,581,269	-	776,005
1.80%	11,619	-	37,245	-	-	156,166	-	111,328
1.85%	9,704	-	91,185	-	-	166,588	-	131,278
1.90%	11,592	-	3,329	-	-	29,188	-	25,856
1.95%	24,028	-	92,244	-	-	218,577	-	168,951
2.00%	7,234	-	51,604	-	-	201,419	-	95,659
2.05%	12,100	-	37,683	-	-	52,984	-	52,440
2.10%	8,197	-	37,052	-	-	80,979	-	74,189
2.15%	33,465	-	17,974	-	-	173,761	-	63,072
2.20%	4,519	-	47,665	-	-	89,668	-	80,538
2.25%	1,981	-	2,863	-	-	36,751	-	12,520
2.30%	26,779	-	33,048	-	-	36,800	-	52,603
2.35%	9,836	-	5,351	-	-	169,198	-	57,576
2.40%	8,124	-	5,045	-	-	59,344	-	18,617
2.45%	3,437	-	9,188	-	-	16,403	-	8,794
2.50%	367	-	4,356	-	-	36,889	-	21,035
2.55%	231	-	11,762	-	-	14,346	-	5,088
2.60%	908	-	1,132	-	-	7,562	-	2,469
2.65%	-	-	2,082	-	-	3,719	-	4,310
2.70%	-	-	676	-	-	6,140	-	1,749
2.75%	-	-	63	-	-	4,439	-	44
2.80%	-	-	3,211	-	-	1,308	-	6,117
2.85%	-	-	648	-	-	504	-	173
2.90%	-	-	-	-	-	1,658	-	10
2.95%	-	-	136	-	-	625	-	203
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	280	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	38	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	16
3.40%	-	-	-	-	-	-	-	-

	$553,639	$4,603,558	$1,856,757	$285,807	$290,794	$6,123,807	$324,443	$4,112,502

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	FOP	FOPR	FO2	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2

0.40%	$-	$-	$-	$442	$-	$130	$-	$299
0.60%	-	-	-	-	-	451	-	-
0.65%	-	-	-	792	-	148	-	824
0.75%	-	-	-	1,332	-	5,680	-	2,622
0.80%	483	1,149	-	-	347	900	-	671
0.85%	-	-	-	3,407	-	2,309	-	5,775
0.95%	-	-	-	605	-	938	2,752	5,018
1.05%	-	-	-	1,277	-	1,181	2,625	2,548
1.10%	-	-	-	13,842	-	23,489	2,230	30,390
1.15%	-	-	10,085	137,675	-	264,459	133,736	263,642
1.20%	-	-	-	603	-	117	3,023	12,514
1.25%	-	-	6,962	12,050	-	44,136	51,015	31,860
1.30%	569,519	275,059	178	119,900	71,191	283,160	2,169	216,447
1.35%	-	-	-	34,041	-	145,713	39,927	80,667
1.40%	133,103	57,310	1,632	3,762	19,981	128,688	17,635	49,664
1.45%	-	-	846	28,179	-	52,228	30,165	47,974
1.50%	-	-	1,413	57,031	-	225,067	35,214	79,305
1.55%	-	-	3,682	109,725	-	249,681	201,650	255,775
1.60%	-	-	639	17,887	-	186,546	17,581	40,290
1.65%	-	-	-	21,203	-	93,016	27,357	62,797
1.70%	-	-	4,217	22,927	-	22,632	14,983	30,766
1.75%	-	-	437	208,952	-	456,839	72,033	485,443
1.80%	-	-	853	29,305	-	112,532	64,388	62,660
1.85%	-	-	615	42,915	-	57,590	14,035	46,822
1.90%	-	-	505	7,847	-	2,734	13,633	8,442
1.95%	-	-	470	52,721	-	89,887	17,529	77,292
2.00%	-	-	-	27,707	-	69,799	11,012	77,232
2.05%	-	-	187	8,141	-	28,616	18,539	15,686
2.10%	-	-	-	21,229	-	35,549	8,248	40,260
2.15%	-	-	-	10,043	-	25,181	10,265	61,053
2.20%	-	-	193	27,173	-	31,291	8,892	29,121
2.25%	-	-	38	2,980	-	20,722	2,950	10,213
2.30%	-	-	-	16,520	-	17,956	5,146	16,997
2.35%	-	-	-	21,282	-	2,458	2,182	60,371
2.40%	-	-	-	1,375	-	2,699	2,871	16,311
2.45%	-	-	-	5,510	-	2,696	1,216	7,839
2.50%	-	-	-	9,743	-	1,060	352	12,027
2.55%	-	-	-	1,460	-	35,141	145	4,136
2.60%	-	-	-	2,451	-	385	-	3,351
2.65%	-	-	-	1,848	-	1,925	620	470
2.70%	-	-	-	1,638	-	-	-	2,820
2.75%	-	-	-	129	-	-	-	621
2.80%	-	-	-	85	-	3,966	16	348
2.85%	-	-	-	520	-	-	-	160
2.90%	-	-	-	-	-	-	-	464
2.95%	-	-	-	13	-	-	-	229
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	76
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	14
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$703,105	$333,518	$32,952	$1,088,267	$91,519	$2,729,695	$836,134	$2,260,306

	FTVMD2	FTVDM3	TIF2	TIF3	FTVGI2	FTVGI3	FTVFA2	FTVSI2

0.40%	$131	$-	$-	$-	$29	$-	$36	$21
0.60%	173	-	-	-	671	-	-	-
0.65%	-	-	-	-	-	177	-	-
0.75%	-	-	-	-	-	2,173	922	-
0.80%	-	410	-	293	-	555	56	-
0.85%	-	-	-	114	-	3,467	65	-
0.95%	-	254	320	2,117	-	2,398	-	-
1.05%	-	1,144	-	1,197	-	3,842	207	-
1.10%	-	3,198	120	18,542	-	10,042	2,827	-
1.15%	-	47,986	8,478	153,833	-	215,175	25,060	-
1.20%	-	305	103	761	-	505	-	-
1.25%	-	4,990	5,601	19,050	-	27,505	6,641	-
1.30%	-	38,483	-	39,033	-	315,913	64,172	-
1.35%	-	14,458	-	42,204	-	78,375	18,441	-
1.40%	-	14,516	2,687	14,342	-	79,047	7,012	-
1.45%	-	16,277	2,313	33,527	-	72,491	24,788	-
1.50%	-	12,857	3,667	39,570	-	129,883	79,648	-
1.55%	-	68,419	8,369	175,367	-	141,478	63,399	-
1.60%	-	3,524	7,322	11,478	-	157,826	59,975	-
1.65%	-	15,131	-	22,694	-	58,416	11,179	-
1.70%	-	3,383	1,931	26,851	-	10,957	3,348	-
1.75%	-	38,112	709	212,174	-	235,687	144,700	-
1.80%	-	14,184	3,481	35,262	-	110,747	19,416	-
1.85%	-	4,055	1,211	19,671	-	38,226	21,726	-
1.90%	-	2,810	1,589	11,792	-	1,835	86	-
1.95%	-	10,895	928	32,424	-	57,894	30,338	-
2.00%	-	6,955	-	33,869	-	29,010	12,463	-
2.05%	-	779	807	3,932	-	13,642	8,377	-
2.10%	-	13,074	795	19,065	-	11,774	5,633	-
2.15%	-	4,207	234	15,210	-	8,414	3,335	-
2.20%	-	1,091	-	14,385	-	42,681	48,119	-
2.25%	-	493	553	5,432	-	4,119	647	-
2.30%	-	3,532	-	16,232	-	7,065	12,497	-
2.35%	-	41	-	42,509	-	538	3,060	-
2.40%	-	868	-	4,332	-	1,397	1,220	-
2.45%	-	1,335	-	4,851	-	1,217	-	-
2.50%	-	464	-	30,916	-	2,506	847	-
2.55%	-	-	-	1,998	-	3,527	4,380	-
2.60%	-	-	-	3,711	-	792	-	-
2.65%	-	286	-	177	-	3,737	1,906	-
2.70%	-	-	-	2,546	-	-	-	-
2.75%	-	-	-	995	-	-	-	-
2.80%	-	-	-	1,074	-	-	-	-
2.85%	-	-	-	779	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	292	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	11	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$304	$348,516	$51,218	$1,114,612	$700	$1,885,033	$686,526	$21

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	FTVHI2	GVSSCS	AMTB	AMTG	AMTP	AMFAS	AMSRS	OVMS

0.40%	$9	$18	$56	$-	$-	$-	$-	$-
0.60%	125	-	-	-	-	-	-	-
0.65%	-	-	1,347	-	-	-	-	-
0.75%	-	-	7,161	-	-	-	-	-
0.80%	-	-	338	-	-	290	154	413
0.85%	-	-	6,591	-	-	-	-	-
0.95%	-	-	4,899	-	-	345	8,426	-
1.05%	-	-	2,236	-	-	13	2,288	-
1.10%	-	-	34,327	-	-	483	4,448	-
1.15%	-	-	259,626	-	-	4,960	67,874	-
1.20%	-	-	3,134	-	-	62	-	-
1.25%	-	-	21,009	-	-	2,984	6,710	-
1.30%	-	-	279,943	105	-	5,299	72,905	342,568
1.35%	-	-	58,136	-	-	1,003	27,900	-
1.40%	-	-	138,506	89	186	6,052	16,455	153,710
1.45%	-	-	52,461	-	-	1,378	7,668	-
1.50%	-	-	59,950	-	-	1,803	7,039	-
1.55%	-	-	223,727	-	-	10,693	39,656	-
1.60%	-	-	27,091	-	-	704	4,820	-
1.65%	-	-	98,093	-	-	27	7,536	-
1.70%	-	-	35,356	-	-	663	8,695	-
1.75%	-	-	492,834	-	-	9,221	51,302	-
1.80%	-	-	76,583	-	-	1,184	7,205	-
1.85%	-	-	44,826	-	-	658	5,289	-
1.90%	-	-	15,510	-	-	13	8,165	-
1.95%	-	-	72,690	-	-	1,039	4,090	-
2.00%	-	-	67,923	-	-	243	7,430	-
2.05%	-	-	14,907	-	-	1,582	3,362	-
2.10%	-	-	25,069	-	-	555	3,658	-
2.15%	-	-	48,420	-	-	625	4,544	-
2.20%	-	-	30,864	-	-	2,157	1,398	-
2.25%	-	-	27,143	-	-	346	850	-
2.30%	-	-	19,656	-	-	2,331	2,108	-
2.35%	-	-	66,694	-	-	906	3,274	-
2.40%	-	-	15,438	-	-	1,463	3,100	-
2.45%	-	-	5,220	-	-	-	-	-
2.50%	-	-	10,171	-	-	120	-	-
2.55%	-	-	1,555	-	-	-	-	-
2.60%	-	-	3,630	-	-	-	93	-
2.65%	-	-	2,655	-	-	-	171	-
2.70%	-	-	1,906	-	-	-	-	-
2.75%	-	-	4,396	-	-	-	-	-
2.80%	-	-	2,797	-	-	36	2	-
2.85%	-	-	831	-	-	-	-	-
2.90%	-	-	477	-	-	-	-	-
2.95%	-	-	159	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	83	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$134	$18	$2,366,424	$194	$186	$59,238	$388,615	$496,691

	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVIG	OVGI	OVGIS

0.40%	$-	$-	$-	$1	$-	$115	$23	$402
0.60%	-	-	-	715	-	673	199	-
0.65%	-	-	-	-	-	-	-	2,078
0.75%	-	-	1,258	-	-	-	-	4,735
0.80%	526	1,284	-	1,102	-	-	123	-
0.85%	-	-	1,262	-	-	-	-	7,982
0.95%	-	-	9,741	-	11	-	-	1,555
1.05%	-	-	7,210	-	263	-	-	2,568
1.10%	-	-	6,782	-	175	-	-	46,540
1.15%	-	-	205,173	-	19,497	-	-	392,978
1.20%	-	-	1,308	-	841	-	-	4,549
1.25%	-	-	37,879	-	25,307	-	-	37,226
1.30%	252,100	596,360	62,968	936,756	2,593	-	124,037	154,749
1.35%	-	-	93,453	-	-	-	-	95,955
1.40%	153,742	120,745	13,264	536,925	1,510	-	30,622	43,458
1.45%	-	-	50,861	-	5,099	-	-	44,983
1.50%	-	-	75,073	-	5,692	-	-	118,563
1.55%	-	-	147,111	-	18,260	-	-	407,840
1.60%	-	-	30,239	-	279	-	-	40,301
1.65%	-	-	47,723	-	-	-	-	100,696
1.70%	-	-	7,979	-	2,551	-	-	55,704
1.75%	-	-	113,962	-	1,897	-	-	959,171
1.80%	-	-	33,032	-	10,111	-	-	94,234
1.85%	-	-	17,470	-	2,745	-	-	74,651
1.90%	-	-	3,377	-	358	-	-	11,487
1.95%	-	-	32,573	-	757	-	-	126,417
2.00%	-	-	15,870	-	138	-	-	137,785
2.05%	-	-	6,301	-	1,067	-	-	33,885
2.10%	-	-	24,644	-	2,116	-	-	64,350
2.15%	-	-	3,802	-	1,310	-	-	155,865
2.20%	-	-	28,686	-	-	-	-	51,948
2.25%	-	-	2,562	-	199	-	-	22,511
2.30%	-	-	7,767	-	-	-	-	28,483
2.35%	-	-	1,661	-	-	-	-	142,336
2.40%	-	-	2,374	-	-	-	-	43,610
2.45%	-	-	1,012	-	-	-	-	11,402
2.50%	-	-	118	-	-	-	-	16,993
2.55%	-	-	1,663	-	-	-	-	16,153
2.60%	-	-	3,313	-	-	-	-	6,608
2.65%	-	-	83	-	-	-	-	2,598
2.70%	-	-	-	-	-	-	-	4,560
2.75%	-	-	-	-	-	-	-	2,885
2.80%	-	-	1,627	-	-	-	-	1,350
2.85%	-	-	-	-	-	-	-	436
2.90%	-	-	-	-	-	-	-	1,178
2.95%	-	-	-	-	-	-	-	599
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	199
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	44
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$406,368	$718,389	$1,101,181	$1,475,499	$102,776	$788	$155,004	$3,574,600

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	OVSC	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD

0.40%	$-	$210	$-	$-	$-	$-	$29	$3,868
0.60%	-	-	-	-	-	-	-	157
0.65%	-	406	-	-	-	66	-	3,458
0.75%	-	563	-	-	-	3,349	1,944	18,327
0.80%	434	-	360	556	-	-	82	518
0.85%	-	2,272	-	-	74	607	1,155	29,365
0.95%	-	3,732	-	-	835	-	-	5,647
1.05%	-	3,759	-	-	718	-	195	5,445
1.10%	-	9,672	-	-	306	2,085	5,374	63,168
1.15%	-	117,321	-	-	28,137	50,001	68,432	455,255
1.20%	-	99	-	-	410	-	-	1,913
1.25%	-	14,939	-	-	4,337	1,231	5,614	33,377
1.30%	65,685	88,081	112,498	9,271	-	53,727	86,240	1,027,923
1.35%	-	50,777	-	-	7,256	19,156	12,361	128,471
1.40%	21,424	5,242	19,412	3,456	1,949	5,905	7,881	73,126
1.45%	-	23,830	-	-	6,811	2,596	6,028	68,082
1.50%	-	51,685	-	-	3,508	66,546	25,864	328,136
1.55%	-	137,121	-	-	28,810	20,663	28,942	384,836
1.60%	-	19,550	-	-	6,137	99,971	35,795	221,705
1.65%	-	34,627	-	-	4,081	11,788	7,336	122,678
1.70%	-	7,744	-	-	845	1,148	350	27,078
1.75%	-	176,246	-	-	14,958	106,442	49,789	1,258,166
1.80%	-	28,237	-	-	8,751	31,964	9,539	141,190
1.85%	-	29,260	-	-	1,730	12,380	4,258	237,402
1.90%	-	6,402	-	-	1,581	-	833	14,377
1.95%	-	41,542	-	-	2,721	20,607	13,821	298,162
2.00%	-	19,528	-	-	3,205	30,954	6,119	126,284
2.05%	-	9,774	-	-	455	9,865	5,551	70,657
2.10%	-	34,044	-	-	1,269	28,352	8,654	73,635
2.15%	-	8,362	-	-	800	865	993	74,926
2.20%	-	18,272	-	-	1,740	22,117	10,464	127,576
2.25%	-	2,081	-	-	884	2,490	564	13,235
2.30%	-	14,412	-	-	57	5,242	4,417	60,943
2.35%	-	7,627	-	-	-	7,516	-	70,412
2.40%	-	763	-	-	317	1,405	115	21,017
2.45%	-	2,864	-	-	882	7	217	14,263
2.50%	-	4,742	-	-	-	58	-	12,734
2.55%	-	12,440	-	-	-	13,167	1,680	14,642
2.60%	-	5,233	-	-	-	235	-	2,354
2.65%	-	1,319	-	-	-	13	-	2,927
2.70%	-	48	-	-	-	-	-	2,601
2.75%	-	365	-	-	30	-	-	873
2.80%	-	3,339	-	-	-	351	-	15,789
2.85%	-	-	-	-	-	-	-	180
2.90%	-	-	-	-	-	-	-	505
2.95%	-	-	-	-	-	-	-	242
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	88
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	18
3.25%	-	-	-	-	-	-	-	-
3.30%	-	12	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$87,543	$998,542	$132,270	$13,283	$133,594	$632,869	$410,636	$5,657,731

	PMVTRD	PMVRSD	PMVEBD	PVGIB	PVTIGB	PVTVB	ACEG2	VYDS

0.40%	$5,565	$22	$14	$-	$-	$-	$-	$-
0.60%	249	-	-	-	-	-	-	-
0.65%	3,784	-	-	-	-	-	-	-
0.75%	16,445	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	40	-
0.85%	20,782	-	-	-	-	-	-	-
0.95%	1,536	-	-	-	-	612	855	-
1.05%	1,711	-	-	141	-	12	1,707	-
1.10%	9,270	-	-	631	-	246	652	-
1.15%	229,942	-	-	6,923	780	5,931	11,999	464
1.20%	94	-	-	139	-	-	-	-
1.25%	10,338	-	-	1,734	526	4,101	2,287	3,660
1.30%	851,943	-	-	-	-	-	3,396	-
1.35%	89,494	-	-	899	-	464	1,831	1,491
1.40%	43,390	-	-	332	387	604	3,209	-
1.45%	31,415	-	-	1,208	307	883	1,889	-
1.50%	272,137	-	-	953	651	451	4,621	-
1.55%	90,509	-	-	11,179	251	5,508	16,050	63
1.60%	305,364	-	-	235	36	3,995	798	-
1.65%	62,955	-	-	595	-	314	629	-
1.70%	2,938	-	-	459	-	703	4,683	-
1.75%	802,875	-	-	8,863	455	722	7,898	-
1.80%	88,108	-	-	1,150	482	1,059	2,461	-
1.85%	183,758	-	-	1,032	337	663	2,267	-
1.90%	5,192	-	-	1,473	-	1,005	2,746	-
1.95%	175,370	-	-	1,267	-	-	2,164	-
2.00%	30,835	-	-	107	-	61	2,927	-
2.05%	63,868	-	-	520	623	21	1,803	-
2.10%	48,724	-	-	1,903	-	4	1,946	-
2.15%	27,890	-	-	-	-	-	2,675	-
2.20%	137,309	-	-	-	-	17	569	-
2.25%	2,166	-	-	525	-	136	279	-
2.30%	70,045	-	-	44	-	209	203	-
2.35%	6,397	-	-	-	-	636	3,160	-
2.40%	969	-	-	-	-	-	781	-
2.45%	4,031	-	-	-	-	-	139	-
2.50%	5,506	-	-	-	-	-	399	-
2.55%	10,274	-	-	-	-	-	81	-
2.60%	3,342	-	-	-	-	-	-	-
2.65%	997	-	-	-	-	-	-	-
2.70%	612	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	666	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$3,718,795	$22	$14	$42,312	$4,835	$28,357	$87,144	$5,678

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	ROCSC	RVARS	TRHS2	VWHAS	VWBF	VWEM	VWHA	WRPMAV

0.40%	$48	$37	$15	$48	$-	$-	$-	$730
0.60%	49	8	22	17	-	-	-	388
0.65%	-	-	88	-	-	-	-	-
0.75%	-	-	5,226	5,024	-	-	1,769	-
0.80%	-	-	1,519	7	110	1,696	1,890	-
0.85%	-	-	9,080	1,686	-	-	281	-
0.95%	-	-	5,441	-	-	-	-	-
1.05%	-	-	2,387	26	-	-	440	-
1.10%	-	-	6,710	573	-	-	4,000	-
1.15%	-	236	133,108	36,103	-	-	18,092	-
1.20%	-	-	762	-	-	-	8	-
1.25%	-	53	9,263	637	-	-	2,562	-
1.30%	-	2,110	347,689	77,147	114,003	294,445	424,202	-
1.35%	-	381	42,444	7,895	-	-	7,595	-
1.40%	-	105	88,023	8,292	62,204	103,145	117,715	-
1.45%	-	-	15,268	562	-	-	3,378	-
1.50%	-	1,519	80,527	29,310	-	-	20,259	-
1.55%	-	361	99,490	20,849	-	-	25,092	-
1.60%	-	2,354	56,787	22,569	-	-	11,072	-
1.65%	-	57	57,108	7,921	-	-	11,255	-
1.70%	-	-	12,372	1,242	-	-	958	-
1.75%	-	4,825	162,771	39,649	-	-	18,615	-
1.80%	-	46	42,885	4,465	-	-	17,336	-
1.85%	-	172	43,800	11,637	-	-	8,134	-
1.90%	-	-	7,030	-	-	-	-	-
1.95%	-	322	42,298	7,706	-	-	10,262	-
2.00%	-	97	26,313	2,802	-	-	2,990	-
2.05%	-	671	13,803	10,069	-	-	7,104	-
2.10%	-	103	33,167	33,909	-	-	22,914	-
2.15%	-	197	3,849	914	-	-	1,450	-
2.20%	-	1,181	54,902	18,526	-	-	37,499	-
2.25%	-	66	427	856	-	-	486	-
2.30%	-	-	14,566	4,718	-	-	1,719	-
2.35%	-	-	1,324	-	-	-	328	-
2.40%	-	-	1,106	377	-	-	7,754	-
2.45%	-	54	115	-	-	-	3,327	-
2.50%	-	-	2,075	-	-	-	-	-
2.55%	-	-	8,130	1,915	-	-	110	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	2,382	77	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	10,820	-
2.80%	-	-	5,316	-	-	-	1,765	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$97	$14,955	$1,439,588	$357,528	$176,317	$399,286	$803,181	$1,118

	WRPMCV	WRPMMV	WRASP	WRHIP	WRMCG	WRPCP	WRPMP	WRPMAP

0.40%	$434	$1,405	$154	$-	$1,197	$10,795	$98,061	$158,458
0.60%	251	703	697	370	236	17	1,917	30
0.65%	-	-	53	-	38	-	-	-
0.75%	-	-	5,232	423	456	-	-	-
0.80%	-	-	1,692	-	-	-	-	-
0.85%	-	-	940	1,025	176	-	-	-
0.95%	-	-	500	-	-	-	-	-
1.05%	-	-	2,098	-	-	-	-	-
1.10%	-	-	8,021	669	483	-	-	-
1.15%	-	-	122,024	63,813	13,103	-	-	-
1.20%	-	-	280	61	-	-	-	-
1.25%	-	-	39,698	3,914	987	-	-	-
1.30%	-	-	330,659	121,514	48,442	-	-	-
1.35%	-	-	78,351	16,927	13,167	-	-	-
1.40%	-	-	40,039	25,399	2,069	-	-	-
1.45%	-	-	24,776	11,491	1,272	-	-	-
1.50%	-	-	343,199	67,633	36,891	-	-	-
1.55%	-	-	124,645	41,500	8,489	-	-	-
1.60%	-	-	267,261	93,331	33,017	-	-	-
1.65%	-	-	46,905	20,050	6,495	-	-	-
1.70%	-	-	8,394	500	604	-	-	-
1.75%	-	-	447,748	95,331	74,043	-	-	-
1.80%	-	-	131,804	40,068	8,303	-	-	-
1.85%	-	-	28,982	40,202	9,159	-	-	-
1.90%	-	-	2,409	11,180	1,212	-	-	-
1.95%	-	-	174,652	28,385	14,671	-	-	-
2.00%	-	-	87,015	22,010	2,846	-	-	-
2.05%	-	-	32,498	8,976	8,906	-	-	-
2.10%	-	-	65,173	8,083	4,812	-	-	-
2.15%	-	-	23,132	1,621	752	-	-	-
2.20%	-	-	119,984	54,392	8,348	-	-	-
2.25%	-	-	4,324	3,786	144	-	-	-
2.30%	-	-	26,427	16,234	8,870	-	-	-
2.35%	-	-	3,682	3,085	115	-	-	-
2.40%	-	-	1,832	1,406	471	-	-	-
2.45%	-	-	1,834	832	627	-	-	-
2.50%	-	-	2,370	-	682	-	-	-
2.55%	-	-	12,704	25,240	1,374	-	-	-
2.60%	-	-	255	99	-	-	-	-
2.65%	-	-	6,280	493	1,186	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	178	3,278	79	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$685	$2,108	$2,618,901	$833,321	$313,722	$10,812	$99,978	$158,488

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	WRPMCP	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	0

0.40%	$26,615	$-	$-	$158	$-	$-	$-	$-
0.60%	251	-	-	25	-	-	-	-
0.65%	-	-	-	154	-	-	-	-
0.75%	-	-	-	351	-	-	-	-
0.80%	-	-	-	147	-	-	-	-
0.85%	-	-	-	4,007	-	-	-	-
0.95%	-	-	-	566	-	-	-	-
1.05%	-	-	-	400	-	-	-	-
1.10%	-	-	-	12,427	89	-	-	-
1.15%	-	-	-	44,764	-	347	60	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	5,053	-	3,408	-	-
1.30%	-	82	3,552	127,870	-	-	-	-
1.35%	-	-	-	16,769	-	-	-	-
1.40%	-	516	266	14,117	-	-	168	-
1.45%	-	-	-	7,711	-	-	-	-
1.50%	-	-	-	42,352	-	-	-	-
1.55%	-	-	-	66,611	-	-	-	-
1.60%	-	-	-	21,729	-	-	500	-
1.65%	-	-	-	13,785	-	-	-	-
1.70%	-	-	-	1,250	-	-	-	-
1.75%	-	-	-	132,408	-	-	31	-
1.80%	-	-	-	10,396	-	-	-	-
1.85%	-	-	-	18,090	-	-	-	-
1.90%	-	-	-	975	-	-	-	-
1.95%	-	-	-	28,593	-	-	-	-
2.00%	-	-	-	10,804	-	-	-	-
2.05%	-	-	-	5,758	-	-	-	-
2.10%	-	-	-	23,297	-	-	-	-
2.15%	-	-	-	2,566	-	-	-	-
2.20%	-	-	-	14,703	-	-	-	-
2.25%	-	-	-	1,966	-	-	-	-
2.30%	-	-	-	8,802	-	-	-	-
2.35%	-	-	-	2,485	-	-	-	-
2.40%	-	-	-	508	-	-	-	-
2.45%	-	-	-	1,532	-	-	-	-
2.50%	-	-	-	1,027	-	-	-	-
2.55%	-	-	-	1,020	-	-	-	-
2.60%	-	-	-	3,732	-	-	-	-
2.65%	-	-	-	405	-	-	-	-
2.70%	-	-	-	215	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$26,866	$598	$3,818	$649,528	$89	$3,755	$759	$-

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $927,915,455 and $992,712,778, respectively, and total transfers from the Account to the fixed account were $227,209,766 and $301,251,657, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $15,596,840 and $10,008,558 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $4,697,906 and $13,377,510 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $5,377,846 and $3,333,007 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$41,548,300,517	$0	$0	$41,548,300,517

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

	Purchases of Investments	Sales of Investments
Mid Cap Growth Portfolio - Class S Shares ( ALMCS )	$212,094	$207,234
VPS Dynamic Asset Allocation Portfolio - Class A ( ALVDAA )	14,774	28
VPS Dynamic Asset Allocation Portfolio - Class B ( ALVDAB )	6,116,828	362,633
VP Inflation Protection Fund - Class I ( ACVIP1 )	52,254	4,571
Growth Fund - Class 1 ( AFGF )	144,610	1,409,808
High-Income Bond Fund - Class 1 ( AFHY )	1,363,400	1,931,829
Managed Risk Asset Allocation Fund - Class P2 ( AVPAP2 )	356,848,501	76,930
American Funds Insurance Series(R) - US Govt/AAA-Rated Securities Fund: Class 1 ( AFGC )	35,446	159,681
Global Allocation V.I. Fund - Class III ( MLVGA3 )	86,520,593	3,774,505
Money Market Portfolio(TM) ( CHSMM )	7,286,222	8,404,264
VIP Value Series: Service Class ( DWVVLS )	209,866	318
VIP Small Cap Value Series: Service Class ( DWVSVS )	5,577,106	337,910
Stock Index Fund, Inc. - Initial Shares ( DSIF )	8,350,054	32,212,647
Stock Index Fund, Inc. - Service Shares ( DSIFS )	26,167,644	21,344,649
Socially Responsible Growth Fund Inc - Initial Shares ( DSRG )	739,071	6,009,359
Floating-Rate Income Fund ( ETVFR )	168,828	219
VIP Real Estate Portfolio: Service Class 2 ( FRESS2 )	144,551	193
Goldman Sachs Global Markets Navigator Fund - Service Shares ( GVGMNS )	4,955,984	1,076,639
VA International Equity Fund ( HVIE )	4,596,304	1,637,487
VA Situs Fund ( HVSIT )	15,059,425	8,650,162
V.I. Mid Cap Core Equity - Series II Shares ( IVMCC2 )	6,353,891	1,261,592
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares ( IVKMG2 )	1,105,249	5,868,506
Balanced-Risk Allocation Fund: Series I Shares ( IVBRA1 )	52,391	74
Mid Cap Value Portfolio: Class 1 ( JPMMV1 )	5,380,829	3,153,816
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS )	1,389,818	2,878,171
Janus Aspen Series - Enterprise Portfolio - Service Shares ( JAMGS )	9,314	15
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS )	10,777,842	30,828,586
Janus Aspen Series - Global Technology Portfolio - Service Shares ( JAGTS )	7,265,601	3,987,239
Janus Aspen Series - Overseas Portfolio - Service Shares ( JAIGS )	7,481,918	18,868,499
Retirement Emerging Markets Equity Portfolio - Service Shares ( LZREMS )	41,765	534
Investors Growth Stock Series - Service Class ( MIGSC )	370,224	2,148,909
New Discovery Series - Service Class ( MNDSC )	19,882,596	3,217,972
Utilities Series - Service Class ( MVUSC )	20,530	28
Value Series - Service Class ( MVFSC )	19,460,207	42,140,827
Variable Insurance Trust II - MFS International Value Portfolio - Service Class ( MVIVSC )	45,277,487	7,220,713
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	147,636	373,734
Core Plus Fixed Income Portfolio - Class II ( MSVF2 )	1,088,094	3,323,749
Emerging Markets Debt Portfolio - Class I ( MSEM )	154,512	581,553
Emerging Markets Debt Portfolio - Class II ( MSEMB )	55,539	162,867
Global Real Estate Portfolio - Class II ( VKVGR2 )	90,996	65,220
U.S. Real Estate Portfolio - Class I ( MSVRE )	4,091	9,844
U.S. Real Estate Portfolio - Class II ( MSVREB )	41	541
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	2,631,745	9,118,082
American Century NVIT Multi Cap Value Fund - Class II ( NVAMV2 )	15,155,439	24,360,307
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	339,826,898	74,873,333
American Funds NVIT Bond Fund - Class II ( GVABD2 )	341,696,918	8,963,532
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	28,051,690	11,563,487
American Funds NVIT Growth Fund - Class II ( GVAGR2 )	37,569,175	15,710,795
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	188,037,691	122,762,268
Federated NVIT High Income Bond Fund - Class I ( HIBF )	376,784	1,330,871
Federated NVIT High Income Bond Fund - Class III ( HIBF3 )	32,868,108	46,709,989
NVIT Emerging Markets Fund - Class I ( GEM )	70,538	30,521
NVIT Emerging Markets Fund - Class II ( GEM2 )	9,303	163,086
NVIT Emerging Markets Fund - Class III ( GEM3 )	1,617,263	7,097,066
NVIT Emerging Markets Fund - Class VI ( GEM6 )	12,474,018	8,370,840
NVIT International Equity Fund - Class I ( GIG )	56,798	3,719
NVIT International Equity Fund - Class III ( GIG3 )	321,105	4,249,202
Variable Insurance Trust: NVIT International Equity Fund - Class VI ( NVIE6 )	4,704,822	3,897,097
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	5,629,349	12,204,909
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II ( NVNMO2 )	15,615,047	12,482,600
Neuberger Berman NVIT Socially Responsible Fund - Class I ( NVNSR1 )	2,125,318	1,638,289
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2 )	7,888,051	34,197,653
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	15,368,521	5,743,677
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	237,091,010	28,496,816
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	183,171,424	67,685,557
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	92,088,764	128,250,444
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	353,370,211	31,905,201
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	33,840,886	59,132,695
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	90,004,152	39,063,107
NVIT Core Bond Fund - Class I ( NVCBD1 )	982,762	1,816,238
NVIT Core Bond Fund - Class II ( NVCBD2 )	16,505,915	19,617,514
NVIT Core Plus Bond Fund - Class II ( NVLCP2 )	10,858,178	6,384,180
NVIT Nationwide Fund - Class I ( TRF )	2,236,922	18,906,276
NVIT Nationwide Fund - Class II ( TRF2 )	2,905,991	32,801,406
NVIT Government Bond Fund - Class I ( GBF )	58,248,990	97,121,183
American Century NVIT Growth Fund - Class I ( CAF )	378,189	4,877,521
American Century NVIT Growth Fund -Class II ( CAF2 )	10,979,228	3,441,681
NVIT International Index Fund - Class VIII ( GVIX8 )	11,337,412	3,234,161
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	9,873,354	58,280,151
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	234,350,501	8,519,450
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	116,396,919	40,313,614
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	104,126,727	100,542,970
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	135,522,249	134,657,160
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	20,083,833	253,698,921
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	59,640,427	69,852,483
NVIT Mid Cap Index Fund - Class I ( MCIF )	18,486,569	17,415,747
NVIT Money Market Fund - Class I ( SAM )	201,209,204	251,986,886
NVIT Multi-Manager International Growth Fund - Class III ( NVMIG3 )	660,095	5,501,580
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	5,999,530	32,396,704
NVIT Multi-Manager International Value Fund - Class II ( GVDIV2 )	11,228	94,625
NVIT Multi-Manager International Value Fund - Class III ( GVDIV3 )	430,480	1,203,294
NVIT Multi-Manager International Value Fund - Class VI ( GVDIV6 )	6,628,704	10,721,379
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	2,596,597	2,744,701
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	14,533,422	19,049,493
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	2,372,763	1,705,316
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	14,954,530	9,041,020
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	13,955,552	27,903,398
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	12,765,127	28,174,089
NVIT Multi-Manager Mid Cap Value Fund - Class I ( NVMMV1 )	3,711	60
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	23,131,428	48,661,025
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	1,492,120	2,523,825
NVIT Multi-Manager Small Cap Growth Fund - Class II ( SCGF2 )	6,994,607	6,247,988
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	3,464,432	6,905,220
NVIT Multi-Manager Small Cap Value Fund - Class II ( SCVF2 )	11,636,410	8,081,295
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	521,579	12,346,535
NVIT Multi-Manager Small Company Fund - Class II ( SCF2 )	4,027,480	11,929,419
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	39,965,900	14,049,631
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	32,410,822	10,136,862
NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	2,753,468	56,973,244
NVIT Large Cap Growth Fund - Class II ( NVOLG2 )	3,042,500	46,881,161
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	21,475,418	49,680,174
Invesco NVIT Comstock Value Fund - Class I ( EIF )	180,916	616
Invesco NVIT Comstock Value Fund - Class II ( EIF2 )	19,177,944	21,409,292
NVIT Real Estate Fund - Class I ( NVRE1 )	5,747,363	12,152,280
NVIT Real Estate Fund - Class II ( NVRE2 )	19,961,197	12,442,151
Loring Ward NVIT Moderate Fund - Class II ( NVLM2 )	22,286	53

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

NVIT Cardinal(SM) Managed Growth Fund - Class II ( NCPG2 )	$215,345,601	$4
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II ( NCPGI2 )	98,012,225	-
NVIT Investor Destinations Managed Growth Fund: Class II ( IDPG2 )	120,255,060	3
NVIT Investor Destinations Managed Growth & Income Fund: Class II ( IDPGI2 )	70,665,565	89,951
NVIT Small Cap Index Fund Class II ( NVSIX2 )	8,994,570	581,549
NVIT S&P 500 Index Fund Class II ( GVEX2 )	41,283,812	164,223
TOPS Managed Risk Balanced ETF Portfolio - Class 4 ( NOTB4 )	5,690,414	771,686
TOPS Managed Risk Growth ETF Portfolio - Class 4 ( NOTG4 )	4,289,400	56,666
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 ( NOTMG4 )	2,074,873	112,490
Real Return Portfolio - Advisor Class ( PMVRA )	36,559	4,533
VPS Balanced Wealth Strategy Portfolio - Class B ( ALVBWB )	235,085	22,822
VPS Growth and Income Portfolio - Class B ( ALVGIB )	442,538	1,422,946
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )	167,909	1,635
VPS Small/Mid Cap Value Portfolio - Class B ( ALVSVB )	24,192,991	13,051,884
VP Balanced Fund - Class I ( ACVB )	2,878,175	6,022,380
VP Capital Appreciation Fund - Class I ( ACVCA )	8,358	16,641
VP Income & Growth Fund - Class I ( ACVIG )	2,498,371	3,897,023
VP Income & Growth Fund - Class II ( ACVIG2 )	670,939	1,105,768
American Century VP Inflation Protection Fund - Class II ( ACVIP2 )	49,136,767	43,860,527
VP International Fund - Class I ( ACVI )	514	2,983
VP International Fund - Class III ( ACVI3 )	1	99
VP Mid Cap Value Fund - Class I ( ACVMV1 )	2,178,647	1,785,443
VP Mid Cap Value Fund - Class II ( ACVMV2 )	13,140,917	12,750,713
VP Value Fund - Class II ( ACVV2 )	8,298	8,363
VP Vista(SM) Fund - Class I ( ACVVS1 )	2,202	4,900
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	15,301,613	19,741,007
Appreciation Portfolio - Initial Shares ( DCAP )	2,715,060	8,562,483
Appreciation Portfolio - Service Shares ( DCAPS )	13,734,166	17,446,914
Opportunistic Small Cap Portfolio: Service Shares ( DVDLS )	735,665	1,112,533
Growth and Income Portfolio - Initial Shares ( DGI )	351,959	2,197,450
Managed Tail Risk Fund II: Service Shares ( FCA2S )	70,108	259,461
Quality Bond Fund II - Primary Shares ( FQB )	1,040,182	2,659,029
Quality Bond Fund II - Service Shares ( FQBS )	2,260,862	7,908,249
Contrafund(R)Portfolio - Service Class 2 ( FC2 )	79,146	79,233
Equity-Income Portfolio - Initial Class ( FEIP )	31,687,601	52,431,525
VIP Value Strategies Portfolio - Service Class 2 ( FVSS2 )	498,158	2,927,769
High Income Portfolio - Initial Class ( FHIP )	2,679,269	7,634,511
VIP Asset Manager Portfolio - Initial Class ( FAMP )	2,648,759	19,786,462
VIP Energy Portfolio - Service Class 2 ( FNRS2 )	9,202,982	11,757,792
VIP Equity-Income Portfolio - Service Class 2 ( FEI2 )	49,938,296	14,919,666
VIP Freedom Fund 2010 Portfolio - Service Class ( FF10S )	1,299,262	1,787,417
VIP Freedom Fund 2010 Portfolio - Service Class 2 ( FF10S2 )	34,313,549	6,399,519
VIP Freedom Fund 2020 Portfolio - Service Class ( FF20S )	1,860,574	1,937,285
VIP Freedom Fund 2020 Portfolio - Service Class 2 ( FF20S2 )	27,003,257	29,532,306
VIP Freedom Fund 2030 Portfolio - Service Class ( FF30S )	2,265,398	1,298,192
VIP Freedom Fund 2030 Portfolio - Service Class 2 ( FF30S2 )	9,347,127	4,650,657
VIP Growth Portfolio - Initial Class ( FGP )	1,530,834	47,590,755
VIP Growth Portfolio - Service Class 2 ( FG2 )	33,132,615	13,988,863
VIP High Income Portfolio - Initial Class R ( FHIPR )	4,539,174	10,905,837
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS )	1,208,186	8,391,575
VIP Investment Grade Bond Portfolio - Service Class 2 ( FIGBP2 )	50,295,586	54,364,694
VIP Mid Cap Portfolio - Service Class ( FMCS )	4,903,173	5,078,425
VIP Mid Cap Portfolio - Service Class 2 ( FMC2 )	46,369,371	40,541,533
VIP Overseas Portfolio - Initial Class ( FOP )	909,684	7,864,130
VIP Overseas Portfolio - Initial Class R ( FOPR )	1,500,771	4,342,791
VIP Overseas Portfolio - Service Class 2 ( FO2 )	30,946	718,422
VIP Overseas Portfolio - Service Class 2 R ( FO2R )	11,880,636	7,754,878
VIP Value Strategies Portfolio - Service Class ( FVSS )	658,934	1,861,705
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	50,187,145	10,218,561
Franklin Rising Dividends Securities Fund - Class 2 ( FTVRD2 )	2,424,302	12,703,671
Franklin Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	7,172,812	37,247,674
Mutual Global Discovery Securities Fund - Class 2 ( FTVMD2 )	298,487	3,017
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3 )	1,700,445	9,253,446
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	82,805	551,424
Templeton Foreign Securities Fund - Class 3 ( TIF3 )	4,620,905	17,532,152
Templeton Global Bond Securities Fund - Class 2 ( FTVGI2 )	380,754	1,960
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3 )	21,318,403	9,902,797
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	37,966,810	1,595,969
Franklin Strategic Income Securities Fund: Class 2 ( FTVSI2 )	12,583	21
Franklin High Income Securities Fund: Class 2 ( FTVHI2 )	97,445	773
Structured Small Cap Equity Fund: Service Shares ( GVSSCS )	10,246	307
Short Duration Bond Portfolio - I Class Shares ( AMTB )	21,627,845	25,606,113
Growth Portfolio - I Class Shares ( AMTG )	1,721	3,323
Advisers Management Trust: Large Cap Value Portfolio - Class I ( AMTP )	150	2,050
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )	1,741,240	2,244,651
Socially Responsive Portfolio - I Class Shares ( AMSRS )	2,792,690	5,679,868
Capital Income Fund/VA - Non-Service Shares ( OVMS )	924,513	6,000,293
Core Bond Fund/VA - Non-Service Shares ( OVB )	1,734,602	5,481,450
Global Securities Fund/VA - Class 3 ( OVGS3 )	2,886,988	9,676,195
Global Securities Fund/VA - Class 4 ( OVGS4 )	11,187,453	8,374,503
Global Securities Fund/VA - Non-Service Shares ( OVGS )	1,707,549	15,546,151
Global Securities Fund/VA - Service Class ( OVGSS )	84,011	1,853,685
International Growth Fund/VA - Non-Service Shares ( OVIG )	465,929	2,936
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )	404,040	2,231,078
Main Street Fund(R)/VA - Service Class ( OVGIS )	5,326,990	33,988,148
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )	3,303,100	1,839,057
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares ( OVSCS )	14,014,799	13,369,778
Discovery Mid Cap Growth Fund/VA - Non-Service Shares ( OVAG )	1,008,038	2,360,900
Global Strategic Income Fund/VA: Non-service Shares ( OVSB )	905,102	288,516
Global Strategic Income Fund/VA: Service Shares ( OVSBS )	4,147,385	2,982,680
All Asset Portfolio - Advisor Class ( PMVAAD )	34,200,960	4,248,214
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )	13,668,937	4,276,284
Low Duration Portfolio - Advisor Class ( PMVLAD )	86,693,766	33,208,835
Total Return Portfolio - Advisor Class ( PMVTRD )	100,899,889	12,376,610
CommodityRealReturn(R) Strategy Portfolio - Advisor Class ( PMVRSD )	19,283	22
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class ( PMVEBD )	7,579	14
Putnam VT Growth and Income Fund - Class IB ( PVGIB )	232,384	850,744
Putnam VT International Equity Fund - Class IB ( PVTIGB )	4,837	74,396
Putnam VT Voyager Fund - Class IB ( PVTVB )	200,253	674,189
VI American Franchise Fund - Series II Shares ( ACEG2 )	1,367,883	1,342,161
Diversified Stock Fund Class A Shares ( VYDS )	2,774	33,018
Small-Cap Portfolio - Investment Class ( ROCSC )	65,850	525
Variable Fund - Multi-Hedge Strategies ( RVARS )	3,539,124	258,009
Blue Chip Growth Portfolio - II ( TRBCG2 )	41,457	43,004
Health Sciences Portfolio - II ( TRHS2 )	63,219,470	10,791,187
VIP Trust - Global Hard Assets Fund- Service Class ( VWHAS )	19,039,854	4,144,377
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class ( VWBF )	555,789	2,563,283
VIP Trust Emerging Markets Fund - Initial Class ( VWEM )	2,474,945	7,393,080
VIP Trust Global Hard Assets Fund - Initial Class ( VWHA )	1,626,985	18,257,829
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility ( WRPMAV )	1,989,462	271,275
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility ( WRPMCV )	817,132	40,335
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility ( WRPMMV )	2,445,564	145,451
Variable Insurance Portfolios - Asset Strategy ( WRASP )	70,284,927	5,361,758
Variable Insurance Portfolios - High Income ( WRHIP )	73,417,053	19,131,757
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )	24,525,004	913,140
Variable Insurance Portfolios - Pathfinder Conservative ( WRPCP )	1,047,892	693,029
Variable Insurance Portfolios - Pathfinder Moderate ( WRPMP )	10,545,910	1,203,320
Variable Insurance Portfolios - Pathfinder Moderately Aggressive ( WRPMAP )	15,292,485	1,174,425
Variable Insurance Portfolios - Pathfinder Moderately Conservative ( WRPMCP )	2,127,891	666,812
Advantage VT Discovery Fund ( SVDF )	1,216	4,699
Advantage VT Opportunity Fund - Class 2 ( SVOF )	1,209	28,933
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )	17,546,869	7,115,431
Advantage VT Small Cap Value Fund - Class 2 ( WFVSMV )	473	1,369
Advantage VT Total Return Bond Fund - Class 2 ( WFVTRB )	13,282	3,756
Advantage - VT Omega Growth Fund - Class 2 ( WFVOG2 )	4,220	12,141

Total	$5,754,338,722	$3,434,138,029

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2013	0.95% to 1.05%	29,458	$ 18.67 to $ 18.47	$545,847	0.00%	34.12% to 33.98%
2012	0.95% to 1.05%	29,102	13.92 to 13.79	402,340	0.00%	14.59% to 14.47%
2011	0.95% to 1.45%	32,647	12.15 to 11.64	393,138	0.00%	-9.46% to -9.91%
2010	0.95% to 1.45%	34,119	13.41 to 12.93	452,475	0.00%	17.75% to 17.16%
2009	0.95% to 1.45%	38,321	11.39 to 11.03	432,673	0.00%	49.88% to 49.12%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2013	0.40%	1,477	10.56	15,595	0.36%	5.59%	****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2013	1.15% to 2.60%	742,493	11.25 to 10.97	8,266,416	0.30%	10.65% to 9.02%
2012	1.15% to 2.55%	196,701	10.16 to 10.07	1,991,149	0.09%	1.64% to 0.68%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2013	0.40% to 0.60%	5,112	9.09 to 9.08	46,489	0.76%	-9.06% to -9.18%	****
Growth Fund - Class 1 (AFGF)
2013	1.30%	112,638	109.82	12,370,410	1.18%	28.74%
2012	1.30%	125,616	85.31	10,715,793	1.06%	16.65%
2011	1.30%	133,488	73.13	9,761,912	0.85%	-5.30%
2010	1.30%	142,179	77.23	10,979,803	0.97%	17.46%
2009	1.30%	156,482	65.75	10,287,967	0.86%	37.93%
High-Income Bond Fund - Class 1 (AFHY)
2013	1.30%	24,207	57.38	1,389,069	7.34%	5.51%
2012	1.30%	35,854	54.39	1,950,049	7.73%	12.42%
2011	1.30%	37,304	48.38	1,804,784	9.81%	0.85%
2010	1.30%	37,078	47.97	1,778,708	10.52%	13.88%
2009	1.30%	41,033	42.12	1,728,444	7.90%	37.64%
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
2013	0.40% to 2.55%	32,981,115	11.10 to 11.87	395,954,374	2.15%	11.03% to 17.51%	****
2012	1.15% to 2.30%	1,300,941	10.12 to 10.10	13,160,237	1.27%	1.22% to 1.03%	****
American Funds Insurance Series(R) - US Govt/AAA-Rated Securities Fund: Class 1 (AFGC)
2013	1.30%	26,433	34.32	907,146	0.87%	-4.14%
2012	1.30%	30,588	35.80	1,095,025	1.20%	0.88%
2011	1.30%	34,457	35.49	1,222,715	2.00%	6.46%
2010	1.30%	36,578	33.33	1,219,260	1.84%	4.56%
2009	1.30%	42,499	31.88	1,354,789	2.60%	1.45%
Global Allocation V.I. Fund - Class III (MLVGA3)
2013	0.40% to 2.65%	16,742,221	15.91 to 14.30	251,321,137	1.27%	13.96% to 11.38%
2012	0.65% to 2.65%	11,530,622	13.83 to 12.84	154,015,464	1.60%	9.25% to 7.05%
2011	0.75% to 2.65%	10,016,317	12.62 to 11.99	123,669,985	2.63%	-4.36% to -6.19%
2010	0.75% to 2.65%	6,572,107	13.20 to 12.78	85,557,591	1.68%	8.94% to 6.85%
2009	0.75% to 2.65%	2,338,768	12.12 to 11.96	28,183,661	2.59%	21.17% to 19.62%	****
Money Market Portfolio(TM) (CHSMM)
2013	0.65% to 1.55%	949,742	9.88 to 9.91	9,707,822	0.01%	-0.64% to -1.54%
2012	0.65% to 1.55%	1,047,948	9.94 to 10.06	10,825,869	0.01%	-0.64% to -1.54%
2011	0.75% to 1.55%	1,391,226	9.97 to 10.22	14,443,732	0.01%	-0.74% to -1.54%
2010	0.75% to 1.55%	1,300,472	10.04 to 10.38	13,862,136	0.01%	-0.70% to -1.50%
2009	0.75% to 1.55%	1,588,787	10.11 to 10.54	17,129,897	0.11%	-0.65% to -1.45%
VIP Value Series: Service Class (DWVVLS)
2013	0.40% to 0.60%	19,338	11.68 to 11.66	225,706	0.00%	16.78% to 16.62%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2013	0.40% to 2.65%	466,331	12.31 to 12.12	5,692,293	0.00%	23.09% to 21.23%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2013	0.80% to 1.40%	5,646,503	36.59 to 42.03	241,002,392	1.84%	30.97% to 30.18%
2012	0.80% to 1.40%	6,373,721	27.94 to 32.29	208,787,008	2.02%	14.81% to 14.11%
2011	0.80% to 1.40%	7,343,204	24.34 to 28.29	210,627,633	1.79%	1.06% to 0.45%
2010	0.80% to 1.40%	8,556,559	24.08 to 28.17	244,155,883	1.80%	13.92% to 13.23%
2009	0.80% to 1.40%	10,005,487	21.14 to 24.87	251,973,988	2.07%	25.32% to 24.57%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2013	0.40% to 2.70%	8,091,350	14.20 to 19.50	174,125,566	1.62%	31.18% to 28.15%
2012	0.40% to 2.85%	7,884,652	10.82 to 13.70	131,104,877	1.82%	15.01% to 12.18%
2011	0.40% to 2.85%	7,723,730	9.41 to 12.21	113,970,712	1.60%	1.21% to -1.27%
2010	0.40% to 2.85%	7,353,016	9.30 to 12.37	109,163,971	1.61%	14.08% to 11.28%
2009	0.75% to 2.85%	7,000,385	7.98 to 11.11	92,376,592	1.85%	25.10% to 22.45%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2013	0.80% to 1.40%	1,265,074	28.60 to 33.42	44,786,596	1.26%	33.27% to 32.46%
2012	0.80% to 1.40%	1,435,555	21.46 to 25.23	38,303,631	0.82%	11.08% to 10.40%
2011	0.80% to 1.40%	1,619,263	19.32 to 22.85	39,089,761	0.90%	0.10% to -0.51%
2010	0.80% to 1.40%	1,858,295	19.31 to 22.97	45,067,265	0.89%	13.90% to 13.21%
2009	0.80% to 1.40%	2,105,786	16.95 to 20.29	45,091,981	0.98%	32.69% to 31.88%
Floating-Rate Income Fund (ETVFR)
2013	0.40% to 0.60%	16,659	10.13 to 10.12	168,751	1.47%	1.34% to 1.20%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2013	0.40% to 0.60%	14,671	$ 8.97 to $ 8.96	$131,494	2.12%	-10.27% to -10.39%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2013	0.40% to 2.30%	406,175	10.47 to 11.27	4,622,209	0.09%	4.67% to 10.96%	****
2012	1.15% to 2.20%	55,968	10.23 to 10.16	570,936	0.00%	2.33% to 1.61%	****
VA International Equity Fund (HVIE)
2013	0.40% to 2.65%	1,179,976	12.65 to 11.77	14,418,065	1.70%	22.41% to 19.65%
2012	0.40% to 2.50%	917,015	10.33 to 9.87	9,259,820	1.50%	13.58% to 11.18%
2011	0.40% to 2.35%	672,762	9.10 to 8.89	6,042,943	2.60%	-11.91% to -13.63%
2010	1.15% to 2.25%	25,460	10.32 to 10.30	262,513	0.00%	3.16% to 2.97%	****
VA Situs Fund (HVSIT)
2013	0.40% to 2.60%	2,149,202	17.91 to 16.68	37,089,198	0.35%	31.39% to 28.49%
2012	0.40% to 2.65%	1,678,205	13.63 to 12.97	22,301,050	0.00%	22.13% to 19.37%
2011	0.75% to 2.70%	1,261,261	11.11 to 10.86	13,876,653	0.05%	-1.65% to -3.58%
2010	0.85% to 2.35%	45,685	11.30 to 11.27	515,595	0.00%	12.97% to 12.69%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2013	0.40% to 2.65%	571,438	12.82 to 12.34	7,167,431	0.61%	27.95% to 25.06%
2012	0.40% to 2.65%	153,532	10.02 to 9.87	1,525,895	0.00%	0.19% to -1.32%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2013	0.75% to 2.75%	1,802,302	13.26 to 12.81	23,558,853	0.22%	35.58% to 32.85%
2012	0.75% to 2.85%	2,201,353	9.78 to 9.64	21,398,232	0.00%	-2.23% to -3.64%	****
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2013	0.40%	5,179	9.92	51,350	1.57%	-0.85%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2013	0.80% to 1.40%	706,041	23.61 to 22.27	15,844,686	0.92%	31.24% to 30.45%
2012	0.80% to 1.40%	597,636	17.99 to 17.07	10,278,714	0.98%	19.41% to 18.69%
2011	0.80% to 1.40%	404,489	15.07 to 14.38	5,854,364	1.33%	1.35% to 0.73%
2010	0.80% to 1.40%	463,358	14.87 to 14.28	6,650,267	1.21%	22.47% to 21.73%
2009	0.80% to 1.40%	515,602	12.14 to 11.73	6,074,214	0.00%	25.68% to 24.92%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2013	0.95% to 2.20%	528,268	21.53 to 20.44	11,547,602	1.97%	18.66% to 17.17%
2012	0.95% to 2.20%	637,267	18.14 to 17.44	11,759,269	2.54%	12.30% to 10.88%
2011	0.95% to 2.30%	655,718	16.15 to 15.59	10,841,461	2.28%	0.39% to -0.97%
2010	0.95% to 2.45%	781,885	16.09 to 15.55	12,961,037	2.54%	7.09% to 5.47%
2009	0.95% to 2.45%	876,368	15.02 to 14.75	13,598,156	2.79%	24.39% to 22.51%
Janus Aspen Series - Enterprise Portfolio - Service Shares (JAMGS)
2013	0.40% to 0.60%	836	12.20 to 12.18	10,189	0.04%	21.97% to 21.80%	****
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2013	0.40% to 2.80%	7,528,794	13.26 to 22.48	160,065,223	0.58%	30.36% to 27.22%
2012	0.40% to 2.95%	8,531,781	10.17 to 17.41	141,263,768	0.59%	23.36% to 20.20%
2011	0.40% to 2.95%	8,157,179	8.24 to 14.48	111,233,520	0.25%	-7.31% to -9.68%
2010	0.40% to 2.95%	8,528,417	8.90 to 16.04	127,857,338	0.24%	6.05% to 3.34%
2009	0.40% to 2.95%	7,958,375	8.39 to 15.52	108,881,608	0.01%	45.43% to 41.71%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2013	0.40% to 2.65%	2,738,469	12.66 to 13.01	27,240,388	0.00%	26.60% to 31.81%	****
2012	0.75% to 2.55%	2,402,225	10.00 to 9.87	17,312,385	0.00%	-0.02% to -1.25%	****
2011	0.80% to 1.40%	378,492	4.92 to 4.59	1,750,288	0.00%	-9.39% to -9.93%
2010	0.80% to 1.40%	429,603	5.43 to 5.09	2,204,148	0.00%	23.40% to 22.66%
2009	0.80% to 1.40%	566,071	4.40 to 4.15	2,364,877	0.00%	55.64% to 54.70%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2013	0.75% to 2.65%	3,552,741	11.30 to 29.98	76,740,060	3.02%	13.42% to 11.25%
2012	0.75% to 2.65%	4,239,187	9.96 to 26.94	80,356,795	0.91%	-0.39% to 10.17%	****
2011	0.80% to 2.15%	391,151	11.78 to 25.59	5,139,442	0.38%	-32.88% to -33.79%
2010	0.80% to 2.15%	470,786	17.55 to 38.65	9,286,940	0.52%	24.02% to 22.33%
2009	0.80% to 2.15%	602,788	14.15 to 31.60	9,534,039	0.41%	77.64% to 75.22%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2013	0.40% to 0.60%	4,129	9.90 to 9.89	40,843	2.84%	-0.97% to -1.11%	****
Investors Growth Stock Series - Service Class (MIGSC)
2013	0.95% to 2.55%	379,071	19.19 to 19.57	8,313,066	0.41%	28.82% to 26.74%
2012	0.95% to 2.80%	480,417	14.89 to 13.71	8,220,030	0.22%	15.57% to 13.41%
2011	0.95% to 2.80%	638,301	12.89 to 12.09	9,464,140	0.25%	-0.58% to -2.43%
2010	0.95% to 2.80%	809,425	12.96 to 12.39	12,090,332	0.30%	11.09% to 9.01%
2009	0.95% to 2.80%	996,255	11.67 to 11.37	13,426,951	0.45%	37.77% to 35.20%
New Discovery Series - Service Class (MNDSC)
2013	0.40% to 2.65%	1,688,392	14.47 to 13.93	23,938,810	0.00%	40.65% to 37.48%
2012	0.40% to 2.55%	250,099	10.29 to 10.14	2,551,639	0.00%	2.90% to 1.41%	****
Utilities Series - Service Class (MVUSC)
2013	0.40%	1,989	10.55	20,979	1.31%	5.48%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Value Series - Service Class (MVFSC)
2013	0.40% to 3.05%	15,568,092	$ 14.46 to $ 20.15	$386,356,234	0.99%	35.05% to 31.46%
2012	0.40% to 3.20%	16,598,824	10.71 to 15.10	308,624,081	1.41%	15.42% to 12.17%
2011	0.40% to 3.20%	19,464,081	9.28 to 13.46	317,118,489	1.23%	-0.86% to -3.65%
2010	0.65% to 3.20%	20,429,012	9.20 to 13.97	339,926,147	1.39%	10.49% to 7.66%
2009	0.65% to 3.25%	22,272,897	8.33 to 12.93	339,364,913	1.18%	21.66% to 18.47%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2013	0.40% to 2.80%	9,380,271	15.53 to 14.20	139,601,593	1.42%	27.12% to 24.06%
2012	0.40% to 2.65%	6,568,051	12.22 to 11.50	77,870,623	1.47%	15.47% to 12.85%
2011	0.40% to 2.80%	4,818,705	10.58 to 10.16	50,011,075	1.17%	-2.17% to -4.52%
2010	0.65% to 2.65%	1,400,680	10.80 to 10.65	15,034,804	0.00%	7.97% to 6.52%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2013	0.80% to 1.40%	94,101	12.66 to 12.08	1,143,334	3.69%	-1.11% to -1.71%
2012	0.80% to 1.40%	114,987	12.80 to 12.29	1,420,643	4.60%	8.56% to 7.90%
2011	0.80% to 1.40%	139,216	11.79 to 11.39	1,592,352	3.55%	4.80% to 4.17%
2010	0.80% to 1.40%	180,620	11.25 to 10.94	1,981,504	5.84%	6.29% to 5.64%
2009	0.80% to 1.40%	199,374	10.59 to 10.35	2,069,531	9.61%	8.77% to 8.11%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2013	0.95% to 2.55%	1,277,247	13.12 to 10.95	15,607,321	3.45%	-1.52% to -3.12%
2012	0.95% to 2.70%	1,488,971	13.32 to 11.13	18,531,355	4.40%	8.15% to 6.24%
2011	0.95% to 3.05%	1,719,934	12.32 to 10.16	19,859,702	3.46%	4.40% to 2.20%
2010	0.95% to 3.05%	2,060,566	11.80 to 9.94	22,903,727	5.14%	5.84% to 3.60%
2009	0.95% to 3.05%	2,319,135	11.15 to 9.59	24,504,304	12.99%	8.34% to 6.05%
Emerging Markets Debt Portfolio - Class I (MSEM)
2013	0.80% to 1.40%	98,656	28.02 to 25.35	2,529,866	4.00%	-9.48% to -10.03%
2012	0.80% to 1.40%	119,137	30.95 to 28.18	3,393,878	2.84%	17.02% to 16.31%
2011	0.80% to 1.40%	146,190	26.45 to 24.23	3,579,650	3.51%	6.18% to 5.54%
2010	0.80% to 1.40%	172,642	24.91 to 22.96	4,003,378	4.15%	8.87% to 8.21%
2009	0.80% to 1.40%	206,910	22.88 to 21.22	4,430,726	8.01%	29.17% to 28.39%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2013	0.60% to 2.05%	35,082	9.07 to 20.66	766,339	4.05%	-9.31% to -10.63%	****
2012	1.10% to 2.05%	40,884	25.46 to 23.12	1,006,127	2.77%	16.58% to 15.45%
2011	1.10% to 2.05%	47,925	21.84 to 20.02	1,015,627	3.48%	5.71% to 4.70%
2010	1.10% to 2.05%	56,191	20.66 to 19.12	1,129,707	4.12%	8.53% to 7.49%
2009	1.10% to 2.15%	72,537	19.03 to 17.66	1,345,283	7.91%	28.68% to 27.32%
Global Real Estate Portfolio - Class II (VKVGR2)
2013	0.40% to 2.55%	8,643	9.20 to 9.39	82,016	3.95%	-8.04% to 0.02%	****
2012	1.75% to 2.55%	6,184	9.81 to 9.38	59,694	0.53%	27.67% to 26.62%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.30%	312	46.86	14,620	1.02%	28.27%
U.S. Real Estate Portfolio - Class II (MSVREB)
2013	1.35%	27	27.39	739	0.86%	0.38%
2012	1.35%	27	27.28	737	0.55%	14.06%
2011	1.35%	27	23.92	646	0.34%	4.24%
2010	1.35%	27	22.95	620	0.78%	27.78%
2009	1.35%	27	17.96	485	5.06%	26.76%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2013	0.80% to 1.40%	2,696,763	20.90 to 20.32	54,995,928	1.81%	30.84% to 30.05%
2012	0.80% to 1.40%	3,121,609	15.97 to 15.62	48,909,691	0.95%	13.74% to 13.05%
2011	0.80% to 1.40%	3,763,621	14.04 to 13.82	52,118,578	1.57%	-0.16% to -0.76%
2010	0.80% to 1.40%	4,645,835	14.07 to 13.93	64,777,629	1.95%	12.56% to 11.88%
2009	0.80% to 1.40%	5,595	12.50 to 12.45	69,699	1.43%	24.97% to 24.47%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2013	0.40% to 2.95%	8,531,980	21.11 to 18.70	170,779,673	1.70%	31.15% to 27.79%
2012	0.40% to 3.30%	9,244,748	16.09 to 14.44	142,658,402	0.80%	13.99% to 10.66%
2011	0.40% to 3.30%	10,757,342	14.12 to 13.05	147,205,264	1.50%	0.09% to -2.82%
2010	0.65% to 3.30%	11,529,269	14.05 to 13.43	159,467,938	1.41%	12.42% to 9.42%
2009	1.10% to 2.75%	349,190	12.46 to 12.32	4,337,527	1.09%	24.59% to 23.20%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2013	0.40% to 3.10%	352,795,401	19.17 to 12.30	4,915,430,706	1.30%	22.79% to 19.46%
2012	0.40% to 3.25%	331,857,633	15.61 to 10.19	3,804,061,084	1.32%	15.25% to 11.95%
2011	0.65% to 3.25%	298,878,335	9.64 to 9.10	3,003,333,545	1.22%	0.27% to -2.34%
2010	0.65% to 3.35%	211,427,824	9.62 to 9.27	2,134,403,370	1.30%	11.29% to 8.34%
2009	0.65% to 3.35%	138,502,206	8.64 to 8.56	1,265,434,415	0.08%	22.61% to 19.18%
American Funds NVIT Bond Fund - Class II (GVABD2)
2013	0.40% to 3.10%	135,018,265	11.27 to 9.87	1,507,737,411	1.87%	-2.96% to -5.59%
2012	0.40% to 3.30%	106,649,138	11.61 to 10.32	1,236,279,493	2.29%	4.55% to 1.49%
2011	0.65% to 3.30%	91,572,178	11.07 to 10.16	1,024,351,460	2.11%	5.04% to 2.24%
2010	0.65% to 3.35%	71,841,137	10.54 to 9.92	770,617,482	1.80%	5.30% to 2.49%
2009	0.75% to 3.35%	50,794,802	9.98 to 9.68	521,115,164	0.36%	11.31% to 8.39%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2013	0.40% to 2.95%	13,261,501	$ 13.74 to $ 13.58	$200,905,979	0.40%	28.13% to 24.85%
2012	0.40% to 3.30%	11,903,007	10.73 to 10.61	142,527,413	0.88%	21.60% to 18.05%
2011	0.40% to 3.30%	11,697,772	8.82 to 8.99	116,477,223	0.91%	-9.67% to -12.30%
2010	0.40% to 3.30%	10,053,778	9.77 to 10.25	112,124,889	0.77%	10.86% to 7.63%
2009	0.75% to 3.30%	8,693,755	8.75 to 9.53	88,480,893	0.00%	40.54% to 36.93%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2013	0.40% to 2.95%	23,231,955	13.37 to 12.23	316,995,054	0.33%	29.09% to 25.79%
2012	0.40% to 3.30%	21,178,621	10.35 to 9.49	226,732,776	0.22%	16.93% to 13.52%
2011	0.40% to 3.30%	21,925,386	8.85 to 8.36	203,005,498	0.26%	-5.07% to -7.83%
2010	0.65% to 3.30%	19,445,092	9.12 to 9.07	191,754,817	0.16%	17.43% to 14.30%
2009	0.75% to 3.30%	16,804,221	7.75 to 7.94	142,381,453	0.00%	37.74% to 34.20%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2013	0.40% to 3.10%	141,379,875	13.84 to 10.96	1,724,502,696	1.03%	32.44% to 28.85%
2012	0.40% to 3.30%	135,436,985	10.45 to 8.41	1,257,381,268	1.07%	16.59% to 13.19%
2011	0.40% to 3.30%	125,082,554	8.97 to 7.43	1,005,278,616	0.90%	-2.63% to -5.46%
2010	0.65% to 3.35%	94,709,952	8.93 to 7.83	789,529,433	0.84%	10.25% to 7.34%
2009	0.75% to 3.35%	64,562,256	8.08 to 7.29	491,918,665	0.00%	29.71% to 26.15%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2013	0.95% to 2.15%	255,684	18.96 to 18.59	5,137,094	6.06%	6.06% to 4.77%
2012	0.95% to 2.15%	317,408	17.88 to 17.75	6,043,995	7.51%	13.47% to 12.09%
2011	0.95% to 2.20%	405,899	15.76 to 16.00	6,836,295	8.15%	2.83% to 1.58%
2010	0.95% to 2.35%	540,532	15.32 to 15.33	8,856,399	8.30%	12.08% to 10.50%
2009	0.95% to 2.35%	689,492	13.67 to 13.88	10,134,551	9.64%	44.61% to 42.57%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2013	0.75% to 2.75%	5,499,724	14.54 to 14.30	87,655,891	6.26%	6.14% to 4.00%
2012	0.75% to 2.80%	6,661,716	13.70 to 13.69	101,010,556	8.06%	13.85% to 11.49%
2011	0.75% to 2.80%	7,233,930	12.03 to 12.28	97,191,051	7.75%	3.03% to 0.91%
2010	0.75% to 2.80%	7,280,016	11.68 to 12.17	95,630,359	8.85%	12.31% to 9.99%
2009	0.75% to 2.80%	6,014,764	10.40 to 11.07	70,825,989	9.70%	44.98% to 41.99%
NVIT Emerging Markets Fund - Class I (GEM)
2013	0.40% to 1.40%	14,366	9.93 to 22.48	236,988	1.18%	-0.70% to -0.66%	****
2012	0.80% to 1.40%	8,617	24.38 to 22.63	196,533	0.46%	16.28% to 15.57%
2011	0.80% to 1.40%	14,503	20.97 to 19.58	285,375	0.64%	-22.99% to -23.46%
2010	0.80% to 1.40%	18,106	27.23 to 25.59	465,619	0.05%	15.25% to 14.55%
2009	0.80% to 1.40%	25,866	23.62 to 22.34	580,996	1.17%	62.01% to 61.03%
NVIT Emerging Markets Fund - Class II (GEM2)
2013	1.15% to 2.25%	28,105	34.04 to 30.14	924,616	0.92%	-0.73% to -1.83%
2012	1.15% to 2.25%	32,659	34.28 to 30.70	1,087,434	0.21%	15.64% to 14.35%
2011	1.10% to 2.25%	44,117	29.78 to 26.84	1,272,348	0.44%	-23.45% to -24.34%
2010	1.10% to 2.45%	52,785	38.90 to 34.91	1,988,828	0.00%	14.64% to 13.08%
2009	1.10% to 2.45%	66,147	33.93 to 30.87	2,165,809	1.16%	61.29% to 59.09%
NVIT Emerging Markets Fund - Class III (GEM3)
2013	0.80% to 1.40%	656,098	26.65 to 24.83	16,463,567	1.06%	-0.05% to -0.66%
2012	0.80% to 1.40%	878,960	26.67 to 25.00	22,181,145	0.46%	16.30% to 15.59%
2011	0.80% to 1.40%	1,075,051	22.93 to 21.63	23,447,431	0.66%	-23.01% to -23.48%
2010	0.80% to 1.40%	1,413,626	29.79 to 28.26	40,245,214	0.07%	15.29% to 14.59%
2009	0.80% to 1.40%	1,637,414	25.84 to 24.66	40,653,617	1.30%	62.18% to 61.20%
NVIT Emerging Markets Fund - Class VI (GEM6)
2013	0.75% to 2.80%	2,953,153	7.07 to 17.17	56,177,769	0.97%	-0.31% to -2.37%
2012	0.75% to 2.80%	2,705,132	7.09 to 17.58	52,295,751	0.26%	16.04% to 13.64%
2011	0.75% to 2.80%	2,598,477	6.11 to 15.47	43,888,708	0.45%	-23.17% to -24.76%
2010	0.75% to 2.80%	2,890,791	7.95 to 20.57	63,579,406	0.00%	15.02% to 12.65%
2009	0.75% to 2.80%	2,858,691	6.91 to 18.26	54,764,422	1.12%	61.87% to 58.52%
NVIT International Equity Fund - Class I (GIG)
2013	0.40% to 1.40%	8,336	11.23 to 13.81	101,582	0.68%	12.25% to 16.18%	****
2012	0.80% to 1.40%	3,168	12.80 to 11.88	38,015	0.84%	14.68% to 13.99%
2011	0.80% to 1.40%	3,386	11.16 to 10.42	35,746	1.25%	-10.49% to -11.03%
2010	0.80% to 1.40%	3,675	12.47 to 11.72	43,672	0.96%	12.38% to 11.71%
2009	0.80% to 1.40%	6,007	11.09 to 10.49	63,507	1.18%	28.68% to 27.91%
NVIT International Equity Fund - Class III (GIG3)
2013	0.80% to 1.40%	1,095,402	23.66 to 22.04	24,342,382	0.52%	16.87% to 16.16%
2012	0.80% to 1.40%	1,277,738	20.24 to 18.98	24,424,151	0.82%	14.65% to 13.96%
2011	0.80% to 1.40%	1,510,544	17.66 to 16.65	25,320,360	1.23%	-10.48% to -11.03%
2010	0.80% to 1.40%	1,753,932	19.73 to 18.72	33,009,096	0.96%	12.36% to 11.69%
2009	0.80% to 1.40%	2,072,015	17.56 to 16.76	34,894,818	0.69%	28.63% to 27.86%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2013	0.40% to 2.75%	3,288,584	$ 9.97 to $ 8.39	$29,543,767	0.54%	17.09% to 14.33%
2012	0.40% to 2.75%	3,157,577	8.51 to 7.34	24,533,603	0.60%	14.76% to 12.05%
2011	0.40% to 2.75%	3,528,777	7.42 to 6.55	24,130,603	1.18%	-10.36% to -12.47%
2010	0.40% to 2.80%	2,754,847	8.28 to 7.47	21,261,973	0.94%	12.55% to 9.84%
2009	0.40% to 2.75%	2,369,404	7.35 to 6.81	16,443,478	0.61%	28.93% to 25.89%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2013	0.80% to 1.40%	7,038,080	13.02 to 12.58	88,865,814	1.01%	42.67% to 41.81%
2012	0.80% to 1.40%	7,916,101	9.12 to 8.87	70,427,668	1.41%	16.00% to 15.30%
2011	0.80% to 1.40%	9,418,341	7.86 to 7.69	72,619,219	0.56%	-12.32% to -12.85%
2010	0.80% to 1.40%	11,003,045	8.97 to 8.83	97,286,636	0.20%	14.68% to 13.99%
2009	0.80% to 1.40%	13,158,118	7.82 to 7.74	101,993,343	0.18%	51.74% to 50.82%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2013	0.40% to 2.80%	2,987,351	13.05 to 11.47	36,797,573	0.94%	42.96% to 39.52%
2012	0.40% to 2.75%	2,768,451	9.13 to 8.24	24,154,968	1.40%	16.37% to 13.62%
2011	0.40% to 2.80%	3,122,319	7.84 to 7.24	23,656,246	0.56%	-12.01% to -14.13%
2010	0.65% to 2.75%	2,127,346	8.94 to 8.44	18,515,437	0.17%	14.64% to 12.21%
2009	0.75% to 2.75%	1,491,186	7.79 to 7.53	11,436,241	0.00%	51.82% to 48.76%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2013	0.80% to 1.40%	271,583	14.38 to 13.89	3,790,960	0.91%	37.66% to 36.82%
2012	0.80% to 1.40%	234,137	10.44 to 10.15	2,387,237	1.29%	10.60% to 9.93%
2011	0.80% to 1.40%	227,602	9.44 to 9.23	2,108,691	0.69%	-3.95% to -4.53%
2010	0.80% to 1.40%	202,690	9.83 to 9.67	1,964,901	0.86%	22.59% to 21.85%
2009	0.80% to 1.40%	202,450	8.02 to 7.94	1,609,379	0.49%	30.48% to 29.69%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2013	0.40% to 3.05%	13,130,785	15.35 to 12.55	178,916,238	0.69%	38.00% to 34.33%
2012	0.40% to 3.20%	15,266,456	11.12 to 9.27	152,375,245	1.04%	10.94% to 7.81%
2011	0.40% to 3.20%	19,248,367	10.02 to 8.60	174,928,764	0.62%	-3.65% to -6.36%
2010	0.65% to 3.20%	21,270,528	9.85 to 9.19	203,052,828	0.56%	22.76% to 19.61%
2009	0.65% to 3.25%	35,752,844	8.02 to 7.67	281,271,459	0.41%	30.42% to 27.00%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2013	0.75% to 2.70%	3,708,333	20.22 to 11.48	45,281,166	1.36%	28.50% to 25.98%
2012	0.75% to 2.60%	2,931,734	15.73 to 9.16	28,162,711	1.04%	15.28% to 13.13%
2011	0.75% to 2.65%	2,675,730	13.65 to 8.08	22,508,074	1.95%	-7.08% to -8.86%
2010	0.80% to 2.65%	2,416,119	9.32 to 8.87	22,008,706	0.35%	14.04% to 11.91%
2009	0.80% to 2.60%	1,320,362	8.18 to 7.93	10,654,779	0.99%	28.16% to 25.84%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2013	0.40% to 3.10%	159,209,883	13.66 to 11.11	1,940,345,195	1.72%	14.20% to 11.10%
2012	0.40% to 3.10%	145,128,586	11.96 to 10.00	1,561,559,296	1.57%	10.62% to 7.61%
2011	0.40% to 3.25%	128,328,881	10.81 to 9.24	1,259,936,055	2.45%	-1.74% to -4.54%
2010	0.40% to 3.25%	91,327,946	11.01 to 9.68	921,933,574	0.92%	9.96% to 6.82%
2009	0.80% to 3.10%	45,054,749	9.45 to 9.08	418,125,250	2.30%	18.86% to 16.11%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2013	0.40% to 3.00%	237,108,265	14.17 to 11.34	2,929,764,084	1.59%	20.76% to 17.61%
2012	0.40% to 3.00%	233,768,591	11.74 to 9.64	2,418,598,441	1.37%	13.19% to 10.23%
2011	0.40% to 3.00%	215,720,584	10.37 to 8.75	1,993,782,374	2.23%	-3.83% to -6.34%
2010	0.65% to 3.00%	134,184,859	10.72 to 9.34	1,303,699,380	0.69%	11.66% to 9.02%
2009	0.80% to 3.00%	61,562,208	8.89 to 8.57	540,299,784	1.96%	23.17% to 20.44%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2013	0.65% to 3.05%	63,620,813	13.09 to 10.60	736,273,959	1.73%	4.25% to 1.73%
2012	0.65% to 3.05%	67,968,499	12.55 to 10.42	761,069,541	1.92%	6.80% to 4.21%
2011	0.65% to 3.05%	54,984,947	11.75 to 10.00	581,434,652	2.58%	0.75% to -1.67%
2010	0.85% to 3.05%	35,658,142	11.63 to 10.17	377,651,311	1.21%	5.89% to 3.54%
2009	1.10% to 3.05%	19,312,567	10.15 to 9.82	194,470,746	3.10%	11.78% to 9.57%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2013	0.40% to 3.40%	234,566,759	13.91 to 11.00	2,881,167,187	1.67%	17.33% to 13.80%
2012	0.40% to 3.40%	212,166,284	11.85 to 9.67	2,246,273,889	1.45%	11.92% to 8.54%
2011	0.40% to 3.40%	194,824,445	10.59 to 8.91	1,863,452,955	2.32%	-2.72% to -5.65%
2010	0.65% to 3.25%	133,082,298	10.82 to 9.48	1,321,688,824	0.79%	10.65% to 7.75%
2009	0.80% to 2.95%	54,968,785	9.17 to 8.84	498,076,084	2.23%	20.97% to 18.35%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2013	0.75% to 3.05%	33,028,201	14.02 to 11.26	405,457,133	1.46%	23.34% to 20.49%
2012	0.75% to 3.05%	36,890,388	11.37 to 9.35	369,237,595	1.20%	13.72% to 11.08%
2011	0.75% to 3.25%	38,634,829	9.99 to 8.35	343,084,881	2.36%	-5.38% to -7.76%
2010	0.75% to 3.25%	40,125,331	10.56 to 9.05	379,893,041	0.56%	12.46% to 9.63%
2009	0.80% to 2.70%	21,578,200	8.61 to 8.34	183,374,699	1.47%	25.57% to 23.16%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2013	0.40% to 2.95%	68,643,015	$ 13.35 to $ 11.07	$826,294,932	1.77%	10.79% to 7.96%
2012	0.40% to 2.95%	65,866,801	12.05 to 10.25	723,179,275	1.73%	9.60% to 6.79%
2011	0.40% to 2.95%	54,955,819	11.00 to 9.60	556,682,830	2.57%	-0.67% to -3.21%
2010	0.75% to 2.95%	39,080,002	10.98 to 9.92	402,595,617	1.02%	8.22% to 5.82%
2009	0.80% to 2.95%	18,399,363	9.72 to 9.37	176,473,619	2.81%	16.74% to 14.21%
NVIT Core Bond Fund - Class I (NVCBD1)
2013	0.80% to 1.40%	190,072	12.47 to 12.05	2,298,921	2.07%	-2.70% to -3.28%
2012	0.80% to 1.40%	263,240	12.81 to 12.46	3,289,537	3.36%	6.89% to 6.24%
2011	0.80% to 1.40%	235,110	11.99 to 11.72	2,763,344	3.22%	5.74% to 5.11%
2010	0.80% to 1.40%	209,916	11.34 to 11.15	2,346,078	2.54%	6.20% to 5.56%
2009	0.80% to 1.40%	279,023	10.67 to 10.57	2,952,194	3.81%	7.91% to 7.26%
NVIT Core Bond Fund - Class II (NVCBD2)
2013	0.40% to 3.05%	9,372,371	12.77 to 10.79	109,949,098	2.34%	-2.52% to -5.11%
2012	0.40% to 3.05%	9,816,211	13.10 to 11.37	119,381,480	2.62%	7.05% to 4.20%
2011	0.40% to 3.05%	11,130,478	12.24 to 10.91	127,534,053	2.69%	5.81% to 3.01%
2010	0.40% to 3.05%	13,216,889	11.56 to 10.59	144,795,792	2.18%	6.35% to 3.52%
2009	0.40% to 3.25%	19,490,331	10.87 to 10.20	203,646,838	3.50%	8.16% to 5.06%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2013	0.40% to 2.70%	3,944,916	13.88 to 11.91	50,288,214	1.66%	-2.44% to -4.69%
2012	0.40% to 2.70%	3,683,753	14.23 to 12.50	48,657,773	2.17%	6.69% to 4.22%
2011	0.40% to 2.70%	3,256,827	13.33 to 11.99	40,774,802	2.51%	5.62% to 3.19%
2010	0.75% to 2.70%	2,269,048	12.25 to 11.62	27,153,406	2.61%	7.30% to 5.20%
2009	0.80% to 2.70%	1,213,629	11.41 to 11.05	13,649,167	5.17%	15.50% to 13.29%
NVIT Nationwide Fund - Class I (TRF)
2013	0.80% to 1.40%	1,835,389	30.02 to 32.82	135,786,101	1.30%	30.05% to 29.27%
2012	0.80% to 1.40%	2,096,623	23.09 to 25.39	119,341,085	1.37%	13.30% to 12.61%
2011	0.80% to 1.40%	2,459,013	20.38 to 22.54	123,499,751	1.13%	-0.27% to -0.88%
2010	0.80% to 1.40%	2,827,396	20.43 to 22.74	144,432,190	1.00%	12.54% to 11.86%
2009	0.80% to 1.40%	3,250,148	18.16 to 20.33	147,253,756	1.33%	25.09% to 24.33%
NVIT Nationwide Fund - Class II (TRF2)
2013	0.40% to 3.05%	8,102,028	12.61 to 15.55	158,792,423	1.02%	30.27% to 26.80%
2012	0.65% to 3.20%	9,811,244	9.45 to 12.08	148,902,932	1.11%	13.11% to 10.20%
2011	0.65% to 3.20%	12,416,055	8.35 to 10.96	167,499,307	0.88%	-0.27% to -2.83%
2010	0.65% to 3.20%	14,608,151	8.38 to 11.28	199,289,832	0.68%	12.49% to 9.60%
2009	0.65% to 3.25%	23,090,202	7.45 to 10.26	283,628,433	1.14%	24.74% to 21.48%
NVIT Government Bond Fund - Class I (GBF)
2013	0.40% to 3.05%	20,054,696	11.92 to 10.49	305,167,631	1.88%	-4.44% to -6.98%
2012	0.40% to 3.20%	22,621,715	12.47 to 11.11	368,323,060	2.12%	2.64% to -0.25%
2011	0.40% to 3.20%	25,298,375	12.15 to 11.14	406,977,698	2.92%	6.83% to 3.83%
2010	0.40% to 3.20%	30,230,403	11.37 to 10.73	449,815,636	2.88%	4.36% to 1.43%
2009	0.65% to 3.25%	43,318,770	11.00 to 10.54	603,120,896	3.35%	2.02% to -0.65%
American Century NVIT Growth Fund - Class I (CAF)
2013	0.40% to 1.40%	1,371,740	11.90 to 23.92	36,296,848	0.66%	19.02% to 27.92%	****
2012	0.80% to 1.40%	1,556,489	17.41 to 18.70	32,162,891	0.54%	13.11% to 12.42%
2011	0.80% to 1.40%	1,730,666	15.40 to 16.63	31,767,638	0.57%	-1.48% to -2.08%
2010	0.80% to 1.40%	1,929,649	15.63 to 16.98	36,136,993	0.62%	18.29% to 17.58%
2009	0.80% to 1.40%	2,234,563	13.21 to 14.44	35,566,596	0.55%	32.40% to 31.60%
American Century NVIT Growth Fund - Class II (CAF2)
2013	0.40% to 2.65%	2,980,072	13.34 to 12.55	38,538,816	1.01%	28.89% to 25.98%
2012	0.40% to 2.80%	2,300,514	10.35 to 9.94	23,350,674	0.98%	13.32% to 10.59%
2011	0.40% to 2.55%	1,133,015	9.13 to 9.00	10,266,928	1.35%	-8.65% to -9.97%	****
NVIT International Index Fund - Class VIII (GVIX8)
2013	0.65% to 2.60%	3,121,010	9.57 to 9.60	32,543,493	3.00%	20.22% to 17.87%
2012	0.65% to 2.75%	2,316,939	7.96 to 8.06	20,283,307	2.53%	17.44% to 14.95%
2011	0.65% to 2.75%	2,533,356	6.78 to 7.01	19,050,533	2.62%	-13.41% to -15.24%
2010	0.65% to 2.75%	1,822,983	7.83 to 8.28	15,977,303	2.10%	6.70% to 4.45%
2009	0.80% to 2.75%	1,437,538	8.52 to 7.92	11,902,303	2.84%	27.58% to 25.07%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013	0.40% to 3.05%	10,396,960	20.61 to 18.31	232,623,098	1.52%	26.74% to 23.37%
2012	0.75% to 3.05%	12,793,695	10.08 to 14.84	229,284,249	1.39%	15.03% to 12.36%
2011	0.75% to 3.05%	16,836,607	8.76 to 13.21	264,183,026	1.79%	-4.65% to -6.86%
2010	0.75% to 3.10%	20,614,506	9.19 to 14.12	341,454,727	1.70%	13.77% to 11.08%
2009	0.80% to 3.10%	25,390,427	12.62 to 12.71	372,961,401	1.08%	26.19% to 23.26%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2013	0.40% to 3.05%	69,467,461	15.70 to 13.85	1,036,338,855	1.87%	12.97% to 9.97%
2012	0.40% to 3.05%	54,359,537	13.90 to 12.59	725,544,444	1.98%	8.95% to 6.04%
2011	0.40% to 3.20%	39,506,703	12.76 to 11.83	489,089,921	2.15%	0.48% to -2.34%
2010	0.65% to 3.20%	21,980,236	12.64 to 12.11	273,719,201	1.26%	9.10% to 6.30%
2009	0.75% to 3.05%	5,086,185	11.58 to 11.40	58,589,875	1.75%	15.82% to 14.02%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2013	0.40% to 3.00%	85,633,495	$ 17.83 to $ 15.76	$1,450,611,221	1.78%	19.02% to 15.91%
2012	0.40% to 3.00%	82,215,483	14.98 to 13.60	1,182,944,342	1.83%	11.80% to 8.88%
2011	0.40% to 3.00%	69,667,022	13.40 to 12.49	906,298,809	2.07%	-1.33% to -3.90%
2010	0.65% to 3.00%	32,219,088	13.52 to 13.00	429,561,830	1.21%	11.30% to 8.67%
2009	0.65% to 2.65%	9,516,319	12.15 to 11.99	114,993,475	1.84%	21.52% to 19.88%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013	0.65% to 2.80%	50,261,670	11.96 to 11.68	685,620,454	1.75%	4.15% to 1.90%
2012	0.65% to 2.80%	50,903,848	11.48 to 11.46	672,166,296	1.95%	4.49% to 2.22%
2011	0.65% to 2.80%	40,657,415	10.99 to 11.21	518,552,257	2.41%	2.26% to 0.06%
2010	0.65% to 2.85%	29,968,371	10.75 to 11.16	377,440,958	2.19%	5.20% to 2.88%
2009	0.65% to 2.85%	23,544,842	10.22 to 10.85	283,709,134	1.88%	8.38% to 5.98%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	0.40% to 3.00%	155,762,593	13.00 to 15.05	2,804,955,904	1.71%	16.16% to 13.13%
2012	0.40% to 3.05%	155,508,138	11.19 to 13.24	2,443,754,059	1.64%	10.37% to 7.42%
2011	0.40% to 3.15%	163,597,374	10.14 to 12.21	2,362,475,885	2.13%	-0.44% to -3.18%
2010	0.40% to 3.25%	166,698,445	10.19 to 12.51	2,456,068,489	1.95%	10.47% to 7.31%
2009	0.65% to 3.25%	159,101,261	9.17 to 11.66	2,150,669,858	1.54%	18.36% to 15.26%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	0.40% to 3.05%	55,228,742	13.06 to 16.98	1,164,979,300	1.58%	21.89% to 18.65%
2012	0.65% to 3.00%	67,732,226	10.57 to 14.38	1,179,694,762	1.55%	13.02% to 10.34%
2011	0.65% to 3.30%	80,738,644	9.36 to 12.69	1,253,194,315	2.01%	-2.76% to -5.35%
2010	0.65% to 3.10%	92,239,100	9.62 to 13.62	1,484,512,669	1.88%	12.10% to 9.34%
2009	0.65% to 3.15%	99,614,695	8.58 to 12.41	1,442,819,680	1.32%	23.58% to 20.47%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013	0.40% to 3.00%	52,936,074	12.73 to 13.30	841,943,865	1.73%	10.05% to 7.18%
2012	0.40% to 3.05%	54,508,202	11.56 to 12.35	794,778,742	1.72%	7.61% to 4.74%
2011	0.40% to 3.05%	55,287,171	10.75 to 11.79	756,070,865	2.31%	1.65% to -1.04%
2010	0.40% to 3.05%	51,232,905	10.57 to 11.92	698,910,323	2.11%	8.08% to 5.21%
2009	0.65% to 3.20%	46,770,342	9.73 to 11.21	598,037,127	1.73%	13.82% to 10.90%
NVIT Mid Cap Index Fund - Class I (MCIF)
2013	0.40% to 2.65%	4,806,703	17.12 to 27.77	136,319,618	1.14%	32.52% to 29.52%
2012	0.40% to 2.75%	4,886,268	12.92 to 19.40	105,624,395	1.09%	17.00% to 14.24%
2011	0.40% to 3.05%	5,247,331	11.04 to 16.54	98,339,715	0.78%	-2.93% to -5.51%
2010	0.40% to 3.05%	5,115,318	11.37 to 17.50	99,473,389	1.28%	25.70% to 22.36%
2009	0.80% to 3.05%	5,707,255	14.59 to 14.30	88,938,969	0.99%	35.66% to 32.58%
NVIT Money Market Fund - Class I (SAM)
2013	0.40% to 2.95%	51,823,152	9.97 to 8.39	618,554,973	0.00%	-0.40% to -2.95%
2012	0.40% to 3.30%	55,839,551	10.01 to 8.34	669,400,136	0.00%	-0.40% to -3.31%
2011	0.40% to 3.30%	52,755,926	10.05 to 8.63	654,112,501	0.00%	-0.40% to -3.29%
2010	0.40% to 3.30%	45,261,889	10.09 to 8.92	566,041,327	0.00%	-0.40% to -3.30%
2009	0.40% to 3.30%	47,298,089	10.13 to 9.23	611,884,145	0.05%	-0.36% to -3.26%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2013	0.80% to 1.40%	3,088,532	11.63 to 11.23	34,837,398	1.22%	20.37% to 19.64%
2012	0.80% to 1.40%	3,566,046	9.66 to 9.39	33,593,312	0.58%	14.85% to 14.15%
2011	0.80% to 1.40%	4,100,818	8.41 to 8.22	33,815,868	1.26%	-10.09% to -10.63%
2010	0.80% to 1.40%	4,850,543	9.35 to 9.20	44,725,588	0.74%	13.12% to 12.44%
2009	0.80% to 1.40%	5,811,834	8.27 to 8.18	47,623,886	0.86%	35.37% to 34.55%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2013	0.40% to 3.05%	15,025,508	12.47 to 10.06	164,321,828	0.99%	20.59% to 17.39%
2012	0.40% to 3.20%	17,611,397	10.34 to 8.51	161,275,138	0.33%	15.06% to 11.82%
2011	0.65% to 3.20%	20,747,296	8.37 to 7.61	166,929,621	1.07%	-10.21% to -12.51%
2010	0.65% to 3.20%	21,858,795	9.32 to 8.70	197,781,700	0.45%	13.07% to 10.17%
2009	0.65% to 3.25%	33,492,360	8.25 to 7.89	271,002,647	1.03%	35.22% to 31.68%
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2013	0.95% to 2.10%	30,305	15.62 to 16.25	519,923	2.15%	19.90% to 18.51%
2012	0.95% to 2.10%	35,976	13.03 to 13.71	517,528	0.12%	15.93% to 14.58%
2011	0.95% to 2.10%	44,925	11.24 to 11.97	559,837	1.41%	-17.21% to -18.17%
2010	0.95% to 2.15%	58,167	13.57 to 14.57	884,469	1.88%	4.89% to 3.62%
2009	0.95% to 2.15%	70,793	12.94 to 14.06	1,032,142	1.79%	28.28% to 26.72%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2013	0.80% to 1.40%	284,346	19.20 to 17.99	5,155,407	2.21%	20.45% to 19.72%
2012	0.80% to 1.40%	334,802	15.94 to 15.03	5,067,035	0.37%	16.30% to 15.59%
2011	0.80% to 1.40%	415,870	13.70 to 13.00	5,441,335	1.76%	-16.78% to -17.29%
2010	0.80% to 1.40%	485,438	16.47 to 15.72	7,673,903	2.20%	5.26% to 4.63%
2009	0.80% to 1.40%	567,848	15.64 to 15.02	8,573,083	2.08%	28.80% to 28.02%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2013	0.40% to 2.80%	5,533,991	$ 8.79 to $ 10.76	$66,931,305	2.32%	20.61% to 17.71%
2012	0.40% to 3.30%	5,926,599	7.29 to 8.74	60,197,485	0.16%	16.48% to 13.08%
2011	0.40% to 3.30%	5,935,093	6.25 to 7.73	52,384,680	1.81%	-16.73% to -19.16%
2010	0.40% to 3.30%	5,274,892	7.51 to 9.56	56,592,567	2.39%	5.43% to 2.36%
2009	0.40% to 3.30%	4,221,490	7.13 to 9.34	43,539,817	1.99%	28.97% to 25.22%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2013	0.80% to 1.40%	831,103	13.88 to 13.41	11,200,675	0.76%	33.66% to 32.86%
2012	0.80% to 1.40%	904,873	10.38 to 10.09	9,170,528	0.45%	15.42% to 14.72%
2011	0.80% to 1.40%	1,104,279	8.99 to 8.80	9,746,079	0.01%	-3.68% to -4.26%
2010	0.80% to 1.40%	1,296,267	9.34 to 9.19	11,938,684	0.06%	14.59% to 13.89%
2009	0.80% to 1.40%	435,720	8.15 to 8.07	3,519,745	0.80%	28.74% to 27.96%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2013	0.40% to 3.05%	9,742,636	14.13 to 12.03	127,555,037	0.50%	33.88% to 30.32%
2012	0.40% to 3.20%	10,753,793	10.55 to 9.16	106,290,589	0.22%	15.67% to 12.42%
2011	0.40% to 3.20%	13,148,749	9.12 to 8.15	113,477,686	0.00%	-3.62% to -6.32%
2010	0.65% to 3.20%	14,383,005	9.33 to 8.70	130,345,255	0.00%	14.61% to 11.67%
2009	0.65% to 3.25%	20,688,233	8.14 to 7.79	165,234,419	0.48%	28.51% to 25.15%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2013	0.80% to 1.40%	320,482	15.34 to 15.00	4,820,743	1.43%	34.36% to 33.54%
2012	0.80% to 1.40%	284,923	11.42 to 11.24	3,208,201	1.25%	16.87% to 16.16%
2011	0.80% to 1.40%	341,497	9.77 to 9.67	3,307,487	1.09%	-6.58% to -7.15%
2010	0.80% to 1.40%	368,018	10.46 to 10.42	3,835,629	0.50%	4.59% to 4.17%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2013	0.40% to 2.65%	5,423,937	14.12 to 11.68	67,465,993	1.25%	34.49% to 31.45%
2012	0.40% to 2.80%	5,175,853	10.50 to 8.82	48,453,793	1.19%	17.12% to 14.29%
2011	0.40% to 2.95%	5,145,247	8.96 to 7.67	41,597,008	0.87%	-6.47% to -8.86%
2010	0.40% to 2.95%	4,831,835	9.58 to 8.42	42,225,995	0.54%	12.29% to 9.42%
2009	0.40% to 2.95%	4,932,338	8.54 to 7.69	38,825,340	1.10%	26.90% to 23.65%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	0.80% to 1.40%	14,421,413	14.79 to 14.29	207,116,635	0.00%	37.83% to 37.00%
2012	0.80% to 1.40%	16,471,475	10.73 to 10.43	172,515,313	0.00%	13.98% to 13.29%
2011	0.80% to 1.40%	18,999,885	9.41 to 9.21	175,492,290	0.00%	-4.99% to -5.57%
2010	0.80% to 1.40%	21,964,214	9.91 to 9.75	214,642,760	0.00%	25.80% to 25.04%
2009	0.80% to 1.40%	25,406,505	7.88 to 7.80	198,383,368	0.00%	26.10% to 25.34%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2013	0.40% to 3.05%	9,737,422	14.61 to 12.80	135,678,865	0.00%	38.05% to 34.38%
2012	0.40% to 3.20%	11,668,408	10.59 to 9.46	118,934,528	0.00%	14.18% to 10.97%
2011	0.40% to 3.20%	14,187,931	9.27 to 8.52	127,998,792	0.00%	-4.83% to -7.50%
2010	0.65% to 3.20%	15,990,746	9.87 to 9.21	153,386,874	0.00%	25.65% to 22.43%
2009	0.65% to 3.25%	21,823,573	7.86 to 7.52	168,407,542	0.00%	25.88% to 22.59%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2013	0.40%	329	11.87	3,905	1.33%	18.70%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	0.65% to 3.05%	20,097,001	15.67 to 13.65	301,002,162	1.16%	34.80% to 31.54%
2012	0.40% to 3.20%	22,970,709	12.07 to 10.30	257,001,207	1.09%	15.88% to 12.61%
2011	0.40% to 3.20%	27,202,766	10.41 to 9.14	265,164,390	0.81%	-2.71% to -5.44%
2010	0.65% to 3.20%	30,788,320	10.37 to 9.67	311,820,186	1.26%	18.85% to 15.81%
2009	0.65% to 3.25%	38,969,703	8.72 to 8.34	334,877,361	1.06%	29.62% to 26.23%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2013	0.80% to 1.40%	729,385	11.24 to 10.35	7,636,699	0.00%	43.14% to 42.27%
2012	0.80% to 1.40%	896,886	7.85 to 7.27	6,598,263	0.00%	12.53% to 11.85%
2011	0.80% to 1.40%	954,853	6.98 to 6.50	6,273,549	0.00%	-1.44% to -2.04%
2010	0.80% to 1.40%	1,058,529	7.08 to 6.64	7,084,169	0.00%	24.44% to 23.69%
2009	0.80% to 1.40%	1,069,631	5.69 to 5.37	5,784,908	0.00%	26.44% to 25.68%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2013	0.40% to 2.65%	1,124,666	14.11 to 19.65	24,462,929	0.00%	43.37% to 40.14%
2012	0.40% to 2.80%	1,133,372	9.84 to 12.56	17,482,428	0.00%	12.64% to 9.92%
2011	0.65% to 2.80%	1,534,116	8.49 to 11.43	21,201,023	0.00%	-1.50% to -3.63%
2010	0.65% to 2.80%	1,120,559	8.62 to 11.86	16,035,870	0.00%	24.29% to 21.61%
2009	0.95% to 2.65%	983,361	7.04 to 10.84	11,455,239	0.00%	25.98% to 23.82%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2013	0.80% to 1.40%	1,227,066	36.32 to 33.03	41,046,063	0.82%	39.28% to 38.44%
2012	0.80% to 1.40%	1,335,920	26.08 to 23.86	32,239,790	0.82%	19.48% to 18.76%
2011	0.80% to 1.40%	1,530,375	21.83 to 20.09	31,072,461	0.44%	-5.83% to -6.40%
2010	0.80% to 1.40%	1,869,906	23.18 to 21.46	40,531,559	0.59%	25.59% to 24.83%
2009	0.80% to 1.40%	2,126,736	18.45 to 17.19	36,900,577	0.58%	25.21% to 24.45%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2013	0.40% to 2.70%	1,171,234	$ 17.80 to $ 28.23	$36,924,190	0.67%	39.46% to 36.25%
2012	0.40% to 2.90%	1,031,471	12.76 to 17.99	23,534,009	0.53%	19.82% to 16.81%
2011	0.40% to 2.90%	1,135,796	10.65 to 15.40	22,006,668	0.31%	-5.83% to -8.19%
2010	0.85% to 2.90%	1,184,181	10.57 to 16.78	24,902,171	0.44%	25.40% to 22.81%
2009	0.85% to 2.90%	1,573,837	8.43 to 13.66	26,272,189	0.48%	24.79% to 22.21%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2013	0.60% to 1.40%	1,570,642	12.91 to 53.92	85,139,423	0.13%	29.06% to 38.94%	****
2012	0.80% to 1.40%	1,793,384	43.04 to 38.81	70,518,786	0.15%	14.58% to 13.88%
2011	0.80% to 1.40%	2,073,053	37.57 to 34.08	71,520,637	0.53%	-6.31% to -6.88%
2010	0.80% to 1.40%	2,424,228	40.10 to 36.60	89,746,825	0.28%	24.32% to 23.57%
2009	0.80% to 1.40%	2,862,552	32.25 to 29.62	85,697,283	0.27%	33.62% to 32.82%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2013	0.40% to 2.95%	1,735,362	16.21 to 23.54	51,611,031	0.13%	39.99% to 36.41%
2012	0.40% to 2.95%	2,003,112	11.58 to 17.25	43,191,550	0.00%	14.76% to 11.82%
2011	0.75% to 2.95%	2,180,295	9.60 to 15.43	41,474,802	0.47%	-6.51% to -8.58%
2010	0.75% to 2.95%	2,354,378	10.27 to 16.88	48,456,246	0.06%	24.04% to 21.30%
2009	0.85% to 2.95%	2,565,425	8.26 to 13.92	42,920,845	0.15%	33.29% to 30.46%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2013	0.40% to 2.95%	12,261,303	12.91 to 12.29	187,266,465	3.53%	-1.52% to -4.04%
2012	0.40% to 2.95%	10,834,509	13.11 to 12.81	169,630,801	2.63%	11.80% to 8.93%
2011	0.40% to 2.95%	9,793,974	11.72 to 11.76	138,341,481	4.40%	5.13% to 2.44%
2010	0.65% to 2.95%	8,055,038	11.15 to 11.48	109,383,488	6.73%	9.87% to 7.33%
2009	0.80% to 2.95%	5,998,819	14.93 to 10.70	75,080,727	10.13%	23.38% to 20.71%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2013	0.40% to 2.95%	9,506,940	11.22 to 9.66	99,464,599	1.20%	-0.29% to -2.85%
2012	0.40% to 3.30%	7,363,429	11.26 to 9.78	78,140,497	1.40%	3.11% to 0.10%
2011	0.40% to 3.30%	6,676,235	10.92 to 9.77	69,466,322	1.59%	0.89% to -2.04%
2010	0.65% to 3.30%	7,264,937	10.72 to 9.97	75,846,288	1.32%	1.75% to -0.96%
2009	0.80% to 3.30%	7,363,311	10.51 to 10.07	76,304,875	2.29%	6.25% to 3.58%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2013	0.80% to 1.40%	18,014,768	21.71 to 21.10	381,522,398	0.77%	35.61% to 34.79%
2012	0.80% to 1.40%	20,923,729	16.01 to 15.66	328,501,051	0.69%	17.73% to 17.02%
2011	0.80% to 1.40%	24,571,339	13.60 to 13.38	329,412,509	0.66%	-3.01% to -3.60%
2010	0.80% to 1.40%	30,384,486	14.02 to 13.88	422,241,384	0.06%	7.93% to 7.28%
2009	0.80% to 1.40%	46,211	12.99 to 12.94	598,142	0.34%	29.90% to 29.38%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2013	0.40% to 2.95%	12,147,466	21.85 to 19.36	251,927,500	0.51%	35.74% to 32.27%
2012	0.40% to 2.95%	14,521,525	16.10 to 14.64	224,173,932	0.43%	17.95% to 14.92%
2011	0.65% to 2.95%	17,340,176	13.56 to 12.74	229,464,344	0.41%	-3.13% to -5.37%
2010	0.65% to 3.10%	21,739,959	14.00 to 13.43	299,585,237	0.07%	7.81% to 5.16%
2009	1.05% to 2.45%	126,715	12.95 to 12.82	1,636,114	0.01%	29.46% to 28.24%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2013	0.40% to 3.05%	15,771,695	17.11 to 15.08	255,205,998	1.81%	19.61% to 16.43%
2012	0.40% to 3.20%	17,866,204	14.30 to 12.88	244,192,723	2.44%	19.08% to 15.73%
2011	0.40% to 3.20%	19,166,748	12.01 to 11.13	222,434,162	2.83%	-12.78% to -15.23%
2010	0.65% to 3.20%	16,971,191	13.71 to 13.13	228,494,131	1.85%	5.65% to 2.95%
2009	0.65% to 3.25%	24,685,147	12.98 to 12.75	317,975,246	0.42%	29.78% to 27.50%	****
Invesco NVIT Comstock Value Fund - Class I (EIF)
2013	0.40% to 0.60%	16,278	11.98 to 11.97	195,038	0.00%	19.85% to 19.69%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2013	0.40% to 3.05%	7,694,919	14.71 to 18.05	176,761,059	0.00%	34.76% to 31.18%
2012	0.65% to 3.20%	7,739,216	10.32 to 13.55	133,169,084	1.01%	17.40% to 14.38%
2011	0.65% to 3.20%	8,681,768	8.79 to 11.85	128,259,076	1.14%	-3.18% to -5.66%
2010	0.65% to 3.20%	8,163,585	9.08 to 12.56	125,378,639	1.29%	14.70% to 11.75%
2009	0.65% to 3.25%	6,274,173	7.92 to 11.20	85,166,606	1.05%	27.43% to 24.10%
NVIT Real Estate Fund - Class I (NVRE1)
2013	0.80% to 1.40%	4,873,879	11.68 to 11.28	55,228,629	1.41%	2.22% to 1.60%
2012	0.80% to 1.40%	5,802,593	11.42 to 11.10	64,663,437	1.03%	14.86% to 14.16%
2011	0.80% to 1.40%	6,584,064	9.95 to 9.73	64,220,052	0.86%	5.65% to 5.01%
2010	0.80% to 1.40%	7,607,257	9.41 to 9.26	70,603,939	1.91%	29.14% to 28.36%
2009	0.80% to 1.40%	8,476,274	7.29 to 7.22	61,240,260	2.17%	29.79% to 29.00%
NVIT Real Estate Fund - Class II (NVRE2)
2013	0.40% to 2.80%	6,586,101	23.76 to 10.24	72,709,206	1.27%	2.29% to -0.18%
2012	0.65% to 2.80%	6,374,471	11.36 to 10.25	69,601,956	0.81%	14.83% to 12.34%
2011	0.65% to 2.80%	6,645,388	9.89 to 9.13	63,716,493	0.61%	5.45% to 3.17%
2010	0.85% to 2.80%	7,395,551	9.33 to 8.85	67,769,999	1.69%	28.72% to 26.19%
2009	0.75% to 2.70%	7,149,290	7.26 to 7.02	51,256,307	1.92%	29.54% to 26.99%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2013	0.60%	2,099	11.20	23,510	0.71%	12.01%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2013	0.40% to 2.30%	20,316,134	$ 11.03 to $ 10.89	$222,426,695	3.28%	10.31% to 8.90%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2013	0.40% to 2.65%	9,283,008	10.89 to 10.73	100,339,679	3.34%	8.92% to 7.27%	****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2013	0.40% to 2.30%	11,584,365	10.81 to 10.68	124,342,023	3.40%	8.14% to 6.76%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2013	0.40% to 2.30%	6,817,671	10.73 to 10.59	72,583,126	3.12%	7.25% to 5.88%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2013	0.40% to 2.80%	723,265	12.65 to 12.44	9,071,715	2.35%	26.46% to 24.42%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2013	0.40% to 2.65%	3,743,803	11.77 to 11.59	43,701,775	3.41%	17.70% to 15.92%	****
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
2013	1.30% to 2.65%	496,927	10.77 to 10.60	5,328,079	0.96%	6.07% to 4.62%
2012	1.50% to 1.75%	28,003	10.15 to 10.14	284,049	0.00%	1.47% to 1.42%	****
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
2013	1.30% to 2.30%	402,119	11.72 to 11.58	4,688,876	1.59%	14.14% to 12.98%
2012	1.50% to 1.75%	14,748	10.27 to 10.26	151,391	0.00%	2.65% to 2.61%	****
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2013	1.15% to 2.30%	189,573	11.39 to 11.23	2,144,830	1.25%	10.68% to 9.39%
2012	1.50% to 1.75%	7,494	10.28	77,059	0.00%	2.83% to 2.79%	****
Real Return Portfolio - Advisor Class (PMVRA)
2013	0.40%	3,432	8.96	30,740	3.61%	-10.43%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2013	0.40%	36,960	11.95	441,698	2.53%	15.81%
2012	0.40%	18,205	10.32	187,865	2.15%	12.92%
2011	0.40%	4,833	9.14	44,167	0.00%	-8.61%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2013	0.95% to 2.30%	317,866	19.32 to 20.69	7,094,461	1.13%	33.31% to 31.50%
2012	0.95% to 2.30%	367,311	14.49 to 15.73	6,194,505	1.34%	16.13% to 14.54%
2011	0.95% to 2.30%	449,878	12.48 to 13.74	6,554,605	1.09%	5.06% to 3.64%
2010	0.95% to 2.60%	585,653	11.88 to 12.94	8,132,903	0.00%	11.73% to 9.87%
2009	0.95% to 2.80%	733,419	10.63 to 10.47	9,115,377	3.52%	19.21% to 16.98%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2013	0.40% to 0.60%	14,380	12.32 to 12.30	177,100	0.23%	23.19% to 23.02%	****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2013	0.40% to 2.80%	2,947,714	17.28 to 25.87	92,748,360	0.41%	37.08% to 33.78%
2012	0.40% to 2.80%	2,682,273	12.61 to 19.34	62,525,958	0.29%	17.99% to 15.14%
2011	0.40% to 2.80%	2,665,187	10.68 to 16.79	53,434,948	0.24%	-8.99% to -11.18%
2010	0.40% to 2.80%	2,060,999	11.74 to 18.91	45,815,068	0.26%	26.08% to 23.05%
2009	0.40% to 2.90%	1,172,611	9.31 to 15.26	21,042,602	0.78%	42.09% to 38.52%
VP Balanced Fund - Class I (ACVB)
2013	0.80% to 1.40%	1,136,387	27.95 to 29.22	35,660,596	1.58%	16.49% to 15.78%
2012	0.80% to 1.40%	1,270,811	23.99 to 25.24	34,413,231	2.06%	10.90% to 10.23%
2011	0.80% to 1.40%	1,363,531	21.63 to 22.90	33,399,691	1.87%	4.49% to 3.86%
2010	0.80% to 1.40%	1,591,690	20.70 to 22.04	37,481,345	1.87%	10.74% to 10.07%
2009	0.80% to 1.40%	1,885,279	18.70 to 20.03	40,271,753	5.37%	14.56% to 13.87%
VP Capital Appreciation Fund - Class I (ACVCA)
2010	1.30%	197	49.69	9,789	0.00%	29.59%
VP Income & Growth Fund - Class I (ACVIG)
2013	0.80% to 1.40%	970,158	19.03 to 17.31	17,004,656	2.23%	34.73% to 33.92%
2012	0.80% to 1.40%	1,072,863	14.13 to 12.92	14,026,017	2.08%	13.82% to 13.13%
2011	0.80% to 1.40%	1,231,796	12.41 to 11.42	14,222,208	1.54%	2.29% to 1.67%
2010	0.80% to 1.40%	1,330,183	12.13 to 11.24	15,091,629	1.52%	13.23% to 12.55%
2009	0.80% to 1.40%	1,564,365	10.71 to 9.98	15,758,920	4.85%	17.15% to 16.44%
VP Income & Growth Fund - Class II (ACVIG2)
2013	0.95% to 2.40%	242,506	19.51 to 20.00	5,200,052	1.95%	34.20% to 32.23%
2012	0.95% to 2.40%	266,974	14.54 to 15.12	4,322,744	1.82%	13.37% to 11.70%
2011	0.95% to 2.40%	311,018	12.82 to 13.54	4,486,341	1.27%	1.88% to 0.39%
2010	0.95% to 2.55%	413,946	12.59 to 13.32	5,882,372	1.26%	12.78% to 10.96%
2009	0.95% to 2.85%	503,648	11.16 to 9.01	6,339,742	4.46%	16.66% to 14.25%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2013	0.40% to 2.95%	18,608,330	12.22 to 11.37	247,747,141	1.63%	-8.85% to -11.18%
2012	0.40% to 3.30%	18,958,776	13.41 to 12.35	280,132,988	2.45%	6.96% to 3.83%
2011	0.40% to 3.30%	17,822,531	12.54 to 11.89	248,904,528	4.07%	11.30% to 8.07%
2010	0.40% to 3.30%	14,505,426	11.27 to 11.00	184,077,579	1.65%	4.70% to 1.65%
2009	0.40% to 3.30%	12,382,367	10.76 to 10.83	151,758,191	1.80%	9.77% to 6.58%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund -Class I (ACVMV1)
2013	0.40% to 1.40%	559,245	$ 11.62 to $ 17.23	$9,698,315	1.22%	16.17% to 28.29%	****
2012	0.80% to 1.40%	537,946	13.99 to 13.43	7,269,434	2.03%	15.40% to 14.70%
2011	0.80% to 1.40%	580,082	12.12 to 11.71	6,829,047	1.33%	-1.49% to -2.08%
2010	0.80% to 1.40%	563,062	12.30 to 11.96	6,762,218	2.25%	18.30% to 17.59%
2009	0.80% to 1.40%	535,378	10.40 to 10.17	5,462,541	3.84%	28.91% to 28.13%
VP Mid Cap Value Fund - Class II (ACVMV2)
2013	0.40% to 2.95%	5,082,599	17.78 to 17.86	102,297,713	1.07%	29.38% to 26.07%
2012	0.40% to 3.30%	5,121,977	13.74 to 13.78	80,532,667	1.88%	15.76% to 12.38%
2011	0.40% to 3.30%	4,998,981	11.87 to 12.26	68,625,791	1.21%	-1.24% to -4.11%
2010	0.75% to 3.30%	4,240,631	11.42 to 12.79	59,493,597	2.24%	18.08% to 15.05%
2009	0.75% to 3.30%	3,038,070	9.67 to 11.11	36,485,640	3.39%	28.83% to 25.52%
VP Value Fund - Class I (ACVV)
2009	0.80% to 1.40%	3,000,711	21.33 to 19.71	59,752,569	5.88%	18.90% to 18.19%
VP Value Fund - Class II (ACVV2)
2009	0.75% to 3.30%	5,307,560	8.68 to 11.81	76,316,151	5.43%	18.82% to 15.77%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2013	0.40% to 3.05%	3,719,928	18.38 to 25.70	110,561,514	1.08%	40.15% to 36.43%
2012	0.40% to 3.20%	3,907,331	13.11 to 18.56	83,997,413	0.46%	15.28% to 12.03%
2011	0.40% to 3.20%	4,193,254	11.38 to 16.56	80,122,724	0.59%	0.16% to -2.65%
2010	0.40% to 3.20%	3,955,893	11.36 to 17.02	76,702,207	0.48%	25.32% to 21.80%
2009	0.40% to 2.90%	2,741,931	9.06 to 14.26	41,696,031	2.51%	24.53% to 21.40%
Appreciation Portfolio - Initial Shares (DCAP)
2013	0.80% to 1.40%	1,661,858	23.55 to 21.31	35,885,502	1.94%	20.13% to 19.41%
2012	0.80% to 1.40%	1,973,392	19.60 to 17.84	35,662,378	3.67%	9.54% to 8.88%
2011	0.80% to 1.40%	1,991,035	17.89 to 16.39	33,021,204	1.60%	8.14% to 7.49%
2010	0.80% to 1.40%	1,798,776	16.54 to 15.25	27,718,064	2.19%	14.40% to 13.70%
2009	0.80% to 1.40%	1,906,125	14.46 to 13.41	25,808,007	2.70%	21.58% to 20.84%
Appreciation Portfolio - Service Shares (DCAPS)
2013	0.40% to 2.75%	5,967,733	14.41 to 16.98	121,280,253	1.72%	20.34% to 17.50%
2012	0.40% to 2.75%	6,144,933	11.97 to 14.45	105,436,097	3.22%	9.70% to 7.10%
2011	0.40% to 2.80%	5,240,577	10.92 to 13.43	83,122,167	1.22%	8.30% to 5.70%
2010	0.75% to 2.80%	2,607,789	9.86 to 12.71	39,007,042	1.68%	14.18% to 11.83%
2009	0.75% to 3.00%	1,768,979	8.63 to 11.21	23,417,821	2.14%	21.31% to 18.56%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2013	0.95% to 2.25%	66,935	16.47 to 18.40	1,328,347	0.00%	46.81% to 44.89%
2012	0.95% to 2.25%	86,233	11.22 to 12.70	1,187,684	0.00%	19.09% to 17.53%
2011	0.95% to 2.25%	146,781	9.42 to 10.80	1,693,426	0.31%	-14.87% to -15.99%
2010	0.95% to 2.40%	146,633	11.06 to 12.71	1,954,963	0.67%	29.57% to 27.68%
2009	0.95% to 2.40%	130,684	8.54 to 9.95	1,382,149	1.28%	24.57% to 22.74%
Growth and Income Portfolio - Initial Shares (DGI)
2013	0.80% to 1.40%	758,596	22.33 to 20.14	15,480,153	0.90%	35.69% to 34.87%
2012	0.80% to 1.40%	861,337	16.46 to 14.93	13,022,469	1.43%	17.13% to 16.42%
2011	0.80% to 1.40%	981,613	14.05 to 12.83	12,734,711	1.23%	-3.57% to -4.15%
2010	0.80% to 1.40%	1,135,487	14.57 to 13.38	15,357,509	1.20%	17.66% to 16.95%
2009	0.80% to 1.40%	1,288,723	12.39 to 11.44	14,891,654	1.32%	27.76% to 26.98%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2013	0.95% to 2.30%	77,503	14.96 to 15.32	1,294,213	0.75%	15.01% to 13.44%
2012	0.95% to 2.40%	90,443	13.01 to 13.37	1,322,091	0.27%	8.98% to 7.38%
2011	0.95% to 2.40%	119,610	11.93 to 12.45	1,615,658	0.50%	-6.40% to -7.77%
2010	0.95% to 2.40%	159,179	12.75 to 13.50	2,289,941	0.62%	11.93% to 10.30%
2009	0.95% to 2.25%	134,046	11.39 to 9.41	1,702,974	0.76%	12.19% to 10.58%
Quality Bond Fund II - Primary Shares (FQB)
2013	0.80% to 1.40%	613,836	16.26 to 15.15	9,376,584	4.42%	0.23% to -0.38%
2012	0.80% to 1.40%	741,288	16.22 to 15.21	11,356,698	4.05%	8.84% to 8.18%
2011	0.80% to 1.40%	780,758	14.90 to 14.06	11,050,770	5.28%	1.46% to 0.84%
2010	0.80% to 1.40%	917,867	14.69 to 13.94	12,879,317	4.92%	7.64% to 6.99%
2009	0.80% to 1.40%	988,389	13.65 to 13.03	12,949,621	6.58%	19.47% to 18.75%
Quality Bond Fund II - Service Shares (FQBS)
2013	0.95% to 2.45%	2,269,504	14.39 to 12.22	30,823,735	4.10%	-0.21% to -1.72%
2012	0.95% to 2.60%	2,755,559	14.42 to 12.25	37,620,602	3.95%	8.40% to 6.59%
2011	0.95% to 2.60%	3,296,763	13.30 to 11.49	41,686,179	5.15%	1.02% to -0.65%
2010	0.95% to 2.70%	4,051,047	13.16 to 11.48	50,963,526	4.80%	7.25% to 5.36%
2009	0.95% to 2.95%	4,565,974	12.27 to 10.54	53,792,192	6.26%	19.01% to 16.61%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2009	0.95% to 3.10%	14,053,840	8.45 to 13.83	231,399,877	1.15%	34.18% to 31.27%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity-Income Portfolio - Initial Class (FEIP)
2013	0.80% to 1.40%	6,152,207	$ 33.84 to $ 40.53	$363,993,754	2.44%	27.12% to 26.35%
2012	0.80% to 1.40%	7,055,782	26.62 to 32.08	329,203,117	3.02%	16.37% to 15.66%
2011	0.80% to 1.40%	8,145,845	22.88 to 27.73	327,038,946	2.36%	0.17% to -0.44%
2010	0.80% to 1.40%	9,449,660	22.84 to 27.86	380,431,480	1.77%	14.23% to 13.54%
2009	0.80% to 1.40%	11,095,521	19.99 to 24.53	392,467,682	2.23%	29.17% to 28.39%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2013	1.10% to 2.65%	297,744	31.03 to 26.13	8,897,390	0.63%	28.75% to 26.74%
2012	1.10% to 2.65%	387,864	24.10 to 20.62	9,012,217	0.34%	25.66% to 23.69%
2011	1.10% to 2.65%	490,823	19.18 to 16.67	9,070,473	0.64%	-10.04% to -11.44%
2010	1.10% to 3.10%	670,043	21.32 to 16.18	13,530,923	0.28%	24.95% to 22.43%
2009	1.10% to 3.10%	778,358	17.06 to 13.21	12,618,401	0.37%	55.42% to 52.28%
High Income Portfolio - Initial Class (FHIP)
2013	0.80% to 1.40%	1,392,887	21.89 to 22.62	45,516,358	5.54%	5.10% to 4.46%
2012	0.80% to 1.40%	1,611,234	20.83 to 21.66	50,388,870	5.46%	13.31% to 12.63%
2011	0.80% to 1.40%	1,920,320	18.38 to 19.23	53,138,689	6.45%	3.20% to 2.58%
2010	0.80% to 1.40%	2,252,355	17.81 to 18.75	60,665,536	7.27%	12.91% to 12.23%
2009	0.80% to 1.40%	2,706,774	15.77 to 16.70	64,906,933	7.64%	42.81% to 41.94%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2013	0.80% to 1.40%	3,367,004	28.99 to 27.24	138,009,620	1.53%	14.78% to 14.09%
2012	0.80% to 1.40%	3,849,011	25.26 to 23.88	137,525,874	1.47%	11.58% to 10.90%
2011	0.80% to 1.40%	4,443,665	22.64 to 21.53	142,760,992	1.83%	-3.34% to -3.92%
2010	0.80% to 1.40%	5,144,923	23.42 to 22.41	171,687,433	1.66%	13.35% to 12.67%
2009	0.80% to 1.40%	5,946,996	20.66 to 19.89	175,392,894	2.33%	28.08% to 27.31%
VIP Contrafund(R) Portfolio - Initial Class (FCP)
2009	0.80% to 1.40%	12,707,542	29.30 to 29.18	374,619,416	1.36%	34.62% to 33.81%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2013	0.40% to 2.80%	4,493,171	18.73 to 17.73	87,774,213	0.73%	23.65% to 20.67%
2012	0.65% to 2.80%	4,666,971	8.66 to 14.70	74,165,800	0.73%	4.05% to 1.79%
2011	0.75% to 2.80%	5,296,112	8.29 to 14.44	82,156,680	0.82%	-5.91% to -7.85%
2010	0.75% to 2.80%	4,869,955	8.81 to 15.67	81,031,765	0.36%	18.26% to 15.82%
2009	0.75% to 2.75%	5,512,532	7.45 to 13.56	78,214,047	0.23%	46.47% to 43.51%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2013	0.40% to 2.95%	11,637,287	13.10 to 16.93	245,481,919	2.46%	27.32% to 24.06%
2012	0.40% to 3.30%	10,692,821	10.29 to 13.18	179,943,768	2.97%	16.59% to 13.18%
2011	0.40% to 3.30%	10,951,320	8.82 to 11.64	160,429,469	2.42%	0.25% to -2.66%
2010	0.75% to 3.30%	9,964,580	8.55 to 11.96	147,773,910	1.75%	14.06% to 11.13%
2009	0.95% to 3.30%	8,973,964	6.91 to 10.76	117,787,793	2.15%	28.65% to 25.60%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2013	0.80% to 1.40%	425,084	14.35 to 13.69	5,859,696	1.53%	12.49% to 11.81%
2012	0.80% to 1.40%	468,537	12.75 to 12.25	5,769,429	1.84%	10.79% to 10.12%
2011	0.80% to 1.40%	470,396	11.51 to 11.12	5,255,064	1.94%	-1.08% to -1.68%
2010	0.80% to 1.40%	477,386	11.64 to 11.31	5,420,767	2.01%	11.84% to 11.16%
2009	0.80% to 1.40%	508,093	10.41 to 10.18	5,184,551	3.74%	23.16% to 22.41%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2013	1.10% to 2.65%	12,573,844	15.30 to 13.34	185,634,738	1.60%	11.95% to 10.20%
2012	1.10% to 2.65%	10,721,864	13.67 to 12.11	141,890,971	1.85%	10.35% to 8.62%
2011	1.10% to 2.60%	9,073,579	12.39 to 11.19	109,039,045	2.09%	-1.52% to -3.01%
2010	1.10% to 2.60%	7,420,624	12.58 to 11.53	90,382,178	2.38%	11.31% to 9.62%
2009	1.10% to 2.70%	5,580,362	11.30 to 10.47	61,055,820	4.30%	22.59% to 20.61%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2013	0.80% to 1.40%	826,009	14.17 to 13.53	11,258,198	1.72%	15.03% to 14.33%
2012	0.80% to 1.40%	847,317	12.32 to 11.83	10,089,918	1.93%	12.28% to 11.60%
2011	0.80% to 1.40%	901,996	10.97 to 10.60	9,615,738	2.06%	-1.91% to -2.51%
2010	0.80% to 1.40%	879,170	11.19 to 10.87	9,603,062	2.31%	13.60% to 12.92%
2009	0.80% to 1.40%	762,019	9.85 to 9.63	7,363,537	3.51%	27.75% to 26.97%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2013	1.10% to 2.95%	31,237,389	15.81 to 13.42	477,920,517	1.56%	14.36% to 12.22%
2012	1.10% to 2.95%	31,873,679	13.82 to 11.96	427,562,784	1.90%	11.82% to 9.73%
2011	1.10% to 2.95%	28,669,879	12.36 to 10.90	344,893,609	2.37%	-2.33% to -4.15%
2010	1.10% to 2.85%	18,343,828	12.65 to 11.44	226,550,215	2.67%	13.07% to 11.07%
2009	1.10% to 2.85%	10,446,737	11.19 to 10.30	114,146,511	3.98%	27.13% to 24.88%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2013	0.80% to 1.40%	781,125	14.34 to 13.69	10,777,551	1.71%	20.52% to 19.80%
2012	0.80% to 1.40%	716,045	11.90 to 11.43	8,239,150	2.06%	14.56% to 13.86%
2011	0.80% to 1.40%	688,670	10.39 to 10.04	6,953,362	2.03%	-3.47% to -4.06%
2010	0.80% to 1.40%	640,936	10.76 to 10.46	6,737,911	2.10%	15.07% to 14.38%
2009	0.80% to 1.40%	589,970	9.35 to 9.15	5,416,444	2.40%	30.35% to 29.56%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2013	1.10% to 2.60%	2,483,236	$ 16.47 to $ 14.43	$39,129,430	1.61%	20.07% to 18.25%
2012	1.10% to 2.60%	2,196,243	13.72 to 12.20	28,863,603	1.99%	13.91% to 12.18%
2011	1.10% to 2.55%	2,066,391	12.04 to 10.91	23,919,498	1.88%	-3.90% to -5.30%
2010	1.10% to 2.55%	1,895,831	12.53 to 11.53	22,968,325	1.91%	14.62% to 12.94%
2009	1.10% to 2.70%	1,783,182	10.93 to 10.13	18,869,954	2.17%	29.74% to 27.64%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.80% to 1.40%	1,657,626	9.27 to 8.59	14,371,980	0.47%	44.68% to 43.81%
VIP Growth Portfolio - Initial Class (FGP)
2013	0.80% to 1.40%	5,049,679	30.18 to 37.76	380,764,588	0.28%	35.25% to 34.43%
2012	0.80% to 1.40%	5,741,037	22.31 to 28.09	320,126,389	0.57%	13.77% to 13.08%
2011	0.80% to 1.40%	6,680,291	19.61 to 24.84	327,905,995	0.35%	-0.60% to -1.20%
2010	0.80% to 1.40%	7,616,804	19.73 to 25.14	376,504,339	0.27%	23.18% to 22.44%
2009	0.80% to 1.40%	8,786,028	16.02 to 20.53	353,773,768	0.43%	27.26% to 26.49%
VIP Growth Portfolio - Service Class 2 (FG2)
2013	0.40% to 2.95%	7,005,335	13.19 to 17.43	152,740,309	0.05%	35.46% to 31.99%
2012	0.40% to 2.95%	5,923,542	9.74 to 13.20	96,753,422	0.36%	13.94% to 11.02%
2011	0.40% to 2.95%	6,092,294	8.55 to 11.89	89,150,856	0.15%	-0.43% to -2.98%
2010	0.75% to 2.95%	4,203,897	8.44 to 12.26	62,832,419	0.03%	22.93% to 20.21%
2009	0.85% to 3.00%	3,652,787	6.85 to 10.16	44,823,650	0.21%	26.88% to 24.13%
VIP High Income Portfolio - Initial Class R (FHIPR)
2013	0.80% to 1.40%	1,373,290	14.53 to 13.96	19,261,214	5.26%	5.12% to 4.48%
2012	0.80% to 1.40%	1,901,222	13.83 to 13.36	25,500,923	6.07%	13.38% to 12.70%
2011	0.80% to 1.40%	1,853,305	12.19 to 11.85	22,040,608	6.79%	3.22% to 2.59%
2010	0.80% to 1.40%	2,166,797	11.81 to 11.55	25,100,312	8.12%	12.97% to 12.28%
2009	0.80% to 1.40%	2,439,833	10.46 to 10.29	25,152,368	8.56%	42.67% to 41.80%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2013	0.80% to 1.40%	1,326,705	14.54 to 13.63	18,227,034	1.98%	-2.67% to -3.26%
2012	0.80% to 1.40%	1,867,877	14.94 to 14.09	26,515,130	2.20%	4.92% to 4.28%
2011	0.80% to 1.40%	2,042,324	14.24 to 13.51	27,775,950	3.19%	6.35% to 5.71%
2010	0.80% to 1.40%	2,303,690	13.39 to 12.78	29,608,881	3.32%	6.82% to 6.17%
2009	0.80% to 1.40%	2,383,390	12.53 to 12.04	28,829,928	8.21%	14.75% to 14.05%
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2013	0.40% to 3.05%	27,684,133	12.84 to 11.20	372,132,171	2.16%	-2.46% to -5.06%
2012	0.40% to 3.20%	28,617,794	13.17 to 11.62	397,465,850	2.07%	5.18% to 2.22%
2011	0.40% to 3.20%	29,688,055	12.52 to 11.37	394,645,282	2.82%	6.61% to 3.62%
2010	0.65% to 3.20%	33,793,486	11.81 to 10.97	424,705,116	2.81%	6.85% to 4.11%
2009	0.65% to 3.25%	43,332,353	11.06 to 10.50	513,869,040	8.32%	14.72% to 11.72%
VIP Mid Cap Portfolio - Service Class (FMCS)
2013	0.80% to 1.40%	1,706,222	16.41 to 15.66	26,905,580	0.41%	34.97% to 34.16%
2012	0.80% to 1.40%	1,935,622	12.15 to 11.67	22,729,870	0.49%	13.83% to 13.14%
2011	0.80% to 1.40%	2,401,588	10.68 to 10.32	24,904,322	0.13%	-11.43% to -11.96%
2010	0.80% to 1.40%	2,988,963	12.06 to 11.72	35,170,703	0.31%	27.67% to 26.90%
2009	0.80% to 1.40%	2,397,217	9.44 to 9.23	22,207,442	0.64%	38.89% to 38.06%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2013	0.40% to 2.95%	8,495,980	15.14 to 29.35	293,067,910	0.27%	35.33% to 31.86%
2012	0.40% to 3.30%	9,324,722	11.19 to 21.50	241,187,085	0.38%	14.10% to 10.77%
2011	0.40% to 3.30%	10,141,828	9.81 to 19.41	233,130,775	0.02%	-11.21% to -13.79%
2010	0.65% to 3.30%	10,137,469	10.99 to 22.51	264,905,928	0.13%	27.74% to 24.33%
2009	0.75% to 3.30%	9,082,067	8.59 to 18.10	187,933,011	0.47%	38.70% to 35.14%
VIP Overseas Portfolio - Initial Class (FOP)
2013	0.80% to 1.40%	1,772,900	26.41 to 25.73	57,237,455	1.35%	29.39% to 28.61%
2012	0.80% to 1.40%	2,036,328	20.41 to 20.01	50,881,408	1.89%	19.77% to 19.05%
2011	0.80% to 1.40%	2,365,334	17.04 to 16.80	49,616,178	1.31%	-17.83% to -18.32%
2010	0.80% to 1.40%	2,742,146	20.74 to 20.57	70,349,684	1.37%	12.21% to 11.53%
2009	0.80% to 1.40%	3,184,055	18.48 to 18.45	73,086,949	2.10%	25.52% to 24.76%
VIP Overseas Portfolio - Initial Class R (FOPR)
2013	0.80% to 1.40%	1,465,832	20.03 to 18.66	27,631,594	1.37%	29.41% to 28.63%
2012	0.80% to 1.40%	1,648,948	15.48 to 14.51	24,145,786	1.92%	19.75% to 19.02%
2011	0.80% to 1.40%	1,866,140	12.92 to 12.19	22,938,366	1.29%	-17.81% to -18.30%
2010	0.80% to 1.40%	2,228,091	15.72 to 14.92	33,493,024	1.38%	12.17% to 11.49%
2009	0.80% to 1.40%	2,611,534	14.02 to 13.38	35,178,482	2.07%	25.59% to 24.83%
VIP Overseas Portfolio - Service Class 2 (FO2)
2013	1.15% to 2.25%	93,749	25.35 to 22.45	2,314,397	0.96%	28.67% to 27.24%
2012	1.15% to 2.25%	124,307	19.70 to 17.64	2,396,554	1.64%	18.99% to 17.66%
2011	1.10% to 2.25%	149,602	16.63 to 14.99	2,423,876	1.01%	-18.25% to -19.20%
2010	1.10% to 2.30%	198,160	20.35 to 18.48	3,912,132	1.16%	11.59% to 10.24%
2009	1.10% to 2.30%	224,881	18.23 to 16.77	3,903,354	1.77%	24.83% to 23.32%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2013	0.40% to 2.80%	5,200,723	$ 10.41 to $ 14.32	$83,385,210	1.27%	29.63% to 26.51%
2012	0.40% to 2.95%	4,917,966	8.03 to 11.17	61,701,939	1.76%	19.97% to 16.89%
2011	0.40% to 2.95%	4,998,098	6.70 to 9.56	53,042,961	1.30%	-17.72% to -19.82%
2010	0.65% to 2.95%	4,618,811	8.08 to 11.92	60,187,730	1.31%	12.09% to 9.50%
2009	0.75% to 2.95%	4,511,884	7.19 to 10.88	53,010,704	2.15%	25.25% to 22.48%
VIP Value Strategies Portfolio - Service Class (FVSS)
2013	0.80% to 1.40%	334,669	22.73 to 21.17	7,155,947	0.79%	29.40% to 28.62%
2012	0.80% to 1.40%	396,128	17.56 to 16.46	6,579,269	0.50%	26.08% to 25.32%
2011	0.80% to 1.40%	432,099	13.93 to 13.14	5,721,382	0.81%	-9.58% to -10.12%
2010	0.80% to 1.40%	540,940	15.41 to 14.62	7,964,920	0.42%	25.44% to 24.69%
2009	0.80% to 1.40%	592,992	12.28 to 11.72	6,997,937	0.52%	56.14% to 55.19%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2013	0.40% to 2.80%	13,882,728	18.86 to 13.22	202,498,769	6.27%	13.49% to 10.75%
2012	0.65% to 2.80%	11,580,755	12.21 to 11.94	150,710,957	6.36%	11.92% to 9.49%
2011	0.75% to 2.95%	11,167,150	10.86 to 10.81	131,070,725	5.75%	1.62% to -0.63%
2010	0.80% to 2.95%	10,974,594	12.05 to 10.88	127,750,790	6.59%	11.77% to 9.35%
2009	0.80% to 2.95%	10,706,434	10.78 to 9.95	112,298,334	7.94%	34.51% to 31.60%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2013	0.95% to 2.65%	2,397,373	20.72	56,329,577	1.57%	28.46% to 26.25%
2012	0.95% to 2.80%	2,898,040	16.13 to 14.96	53,163,767	1.62%	10.90% to 8.82%
2011	0.95% to 2.80%	3,637,623	14.55 to 13.75	60,305,085	1.53%	4.99% to 3.04%
2010	0.95% to 2.95%	4,554,255	13.86 to 13.19	72,133,916	1.63%	19.50% to 17.09%
2009	0.95% to 3.00%	5,182,224	11.60 to 11.22	68,954,337	1.46%	16.23% to 13.82%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2013	0.40% to 3.05%	4,717,626	17.92 to 25.37	150,768,164	1.32%	35.69% to 32.09%
2012	0.40% to 3.20%	5,909,169	13.21 to 18.92	140,705,161	0.76%	17.91% to 14.59%
2011	0.40% to 3.20%	7,354,175	11.20 to 16.51	149,929,914	0.66%	-4.14% to -6.83%
2010	0.65% to 3.20%	7,692,944	11.28 to 17.72	165,721,242	0.83%	27.39% to 24.12%
2009	0.65% to 3.25%	10,676,595	8.85 to 14.23	182,350,127	0.77%	28.32% to 24.96%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2013	0.40% to 0.60%	26,408	11.50 to 11.48	303,453	1.18%	14.97% to 14.81%	****
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2013	0.80% to 2.65%	1,142,861	11.79 to 15.15	19,109,102	1.93%	-1.76% to -3.60%
2012	0.80% to 2.65%	1,605,393	12.00 to 15.71	27,445,545	1.42%	12.25% to 10.15%
2011	0.80% to 2.65%	1,718,984	10.69 to 14.27	26,345,988	0.99%	-16.53% to -18.09%
2010	0.80% to 2.80%	1,928,435	12.81 to 17.26	35,662,153	1.60%	16.57% to 14.23%
2009	0.80% to 2.80%	2,307,480	10.99 to 15.11	36,881,360	4.14%	71.25% to 67.80%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2013	0.95% to 2.25%	142,773	21.80 to 22.95	3,570,304	2.39%	21.80% to 20.21%
2012	0.95% to 2.25%	165,137	17.90 to 19.09	3,401,372	2.97%	17.11% to 15.57%
2011	0.95% to 2.25%	196,259	15.28 to 16.52	3,471,745	1.67%	-11.48% to -12.64%
2010	0.95% to 2.25%	264,742	17.26 to 18.91	5,310,679	1.89%	7.38% to 5.97%
2009	0.95% to 2.25%	300,587	16.08 to 17.84	5,623,798	3.46%	35.74% to 33.96%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2013	0.80% to 2.95%	3,996,862	13.70 to 15.49	70,947,400	2.40%	22.00% to 19.35%
2012	0.80% to 3.30%	4,857,387	11.23 to 12.58	71,028,710	2.99%	17.35% to 14.39%
2011	0.80% to 3.30%	5,613,198	9.57 to 10.99	70,423,411	1.69%	-11.39% to -13.62%
2010	0.80% to 3.30%	6,154,147	10.80 to 12.73	87,837,444	1.66%	7.54% to 4.83%
2009	0.80% to 3.30%	6,859,765	10.04 to 12.14	91,812,073	5.47%	36.10% to 32.67%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2013	0.40% to 0.60%	39,602	9.81 to 9.80	388,126	0.28%	-1.87% to -2.00%	****
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2013	0.65% to 2.65%	7,038,230	16.04 to 16.40	127,456,544	4.76%	0.98% to -1.06%
2012	0.65% to 2.65%	6,702,502	15.88 to 16.58	121,596,625	6.32%	14.31% to 12.01%
2011	0.65% to 2.65%	6,648,136	13.89 to 14.80	106,571,620	5.61%	-1.47% to -3.45%
2010	0.65% to 2.75%	6,305,385	14.10 to 15.24	103,381,528	1.36%	13.64% to 11.24%
2009	0.80% to 2.75%	5,360,877	14.32 to 13.70	77,988,157	14.04%	17.74% to 15.42%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2013	0.40% to 2.65%	5,051,846	19.67 to 11.54	61,795,172	11.10%	23.28% to 20.49%
2012	0.75% to 2.65%	2,790,624	10.48 to 9.58	28,120,573	2.64%	14.47% to 12.27%
2011	1.05% to 2.65%	2,438,014	9.05 to 8.53	21,662,279	0.02%	-2.57% to -4.15%
2010	0.85% to 2.65%	1,840,165	9.34 to 8.90	16,874,811	2.24%	9.32% to 7.33%
2009	0.80% to 2.65%	1,391,741	8.55 to 8.29	11,759,706	4.02%	29.21% to 26.80%
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
2013	0.40%	1,291	9.99	12,900	0.00%	-0.07%	****
Franklin High Income Securities Fund: Class 2 (FTVHI2)
2013	0.40% to 0.60%	9,757	10.23 to 10.22	99,686	0.00%	2.29% to 2.15%	****
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
2013	0.40%	804	12.43	9,995	0.79%	24.31%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2013	0.40% to 2.95%	13,156,674	$ 10.61 to $ 8.93	$150,853,109	2.17%	0.21% to -2.35%
2012	0.40% to 3.05%	13,542,864	10.59 to 9.05	157,169,937	2.89%	4.19% to 1.41%
2011	0.40% to 3.05%	15,352,684	10.16 to 8.93	171,320,708	3.62%	-0.11% to -2.76%
2010	0.40% to 3.05%	18,038,619	10.18 to 9.18	200,415,989	4.85%	4.86% to 2.07%
2009	0.40% to 3.25%	24,900,539	9.70 to 8.87	262,364,479	7.00%	12.87% to 9.64%
Growth Portfolio - I Class Shares (AMTG)
2012	1.30%	5	60.41	302	0.00%	11.13%
2011	1.30%	5	54.36	272	0.00%	-1.51%
2010	1.30%	153	55.19	8,499	0.00%	29.63%
2009	1.30%	12	42.58	511	0.00%	28.66%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2010	1.30%	999	31.34	31,308	0.30%	14.16%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2013	0.80% to 2.80%	223,324	12.95 to 15.83	4,331,082	0.00%	44.67% to 41.75%
2012	0.80% to 2.80%	252,460	8.95 to 11.16	3,401,665	0.00%	7.95% to 5.77%
2011	0.80% to 2.80%	335,319	8.29 to 10.56	4,222,440	0.00%	-1.85% to -3.83%
2010	0.80% to 2.80%	480,243	8.45 to 10.98	6,223,316	0.00%	18.65% to 16.27%
2009	0.80% to 2.80%	371,443	7.12 to 9.44	4,086,114	0.00%	21.77% to 19.32%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2013	0.80% to 2.65%	1,294,218	19.93 to 19.92	29,316,744	0.68%	36.50% to 33.96%
2012	0.80% to 2.65%	1,432,779	14.60 to 14.87	23,889,201	0.22%	10.09% to 8.03%
2011	0.80% to 2.65%	1,804,517	13.26 to 13.76	27,464,680	0.32%	-3.85% to -5.64%
2010	0.80% to 2.65%	2,033,231	13.79 to 14.59	32,344,561	0.04%	21.87% to 19.60%
2009	0.80% to 2.95%	2,058,008	11.32 to 11.95	27,018,092	2.16%	30.38% to 27.55%
Capital Income Fund/VA - Non-Service Shares (OVMS)
2013	0.80% to 1.40%	1,239,133	23.05 to 23.59	36,088,027	2.35%	12.26% to 11.59%
2012	0.80% to 1.40%	1,434,115	20.53 to 21.14	37,466,189	1.35%	11.44% to 10.76%
2011	0.80% to 1.40%	1,737,854	18.42 to 19.09	40,852,941	2.36%	-0.08% to -0.69%
2010	0.80% to 1.40%	2,027,729	18.44 to 19.22	48,012,221	1.44%	12.01% to 11.33%
2009	0.80% to 1.40%	2,404,729	16.46 to 17.26	50,938,065	0.00%	20.92% to 20.19%
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95% to 2.95%	3,035,663	11.08 to 10.93	40,147,457	0.01%	42.78% to 39.90%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.80% to 1.40%	3,323,768	15.19 to 14.08	47,274,803	0.33%	43.36% to 42.50%
Core Bond Fund/VA - Non-Service Shares (OVB)
2013	0.80% to 1.40%	1,470,230	15.08 to 14.76	27,812,794	5.07%	-0.90% to -1.50%
2012	0.80% to 1.40%	1,736,330	15.22 to 14.98	33,119,981	4.89%	9.41% to 8.74%
2011	0.80% to 1.40%	2,055,734	13.91 to 13.78	36,087,270	6.02%	7.40% to 6.76%
2010	0.80% to 1.40%	2,443,496	12.95 to 12.91	40,204,609	1.86%	10.52% to 9.86%
2009	0.80% to 1.40%	2,839,959	11.72 to 11.75	42,563,966	0.00%	8.74% to 8.08%
Global Securities Fund/VA - Class 3 (OVGS3)
2013	0.80% to 1.40%	1,979,986	30.83 to 28.90	57,749,512	1.38%	26.32% to 25.56%
2012	0.80% to 1.40%	2,245,911	24.41 to 23.02	52,131,298	2.12%	20.25% to 19.53%
2011	0.80% to 1.40%	2,572,768	20.30 to 19.26	49,919,305	1.30%	-9.00% to -9.55%
2010	0.80% to 1.40%	3,037,983	22.30 to 21.29	65,110,849	1.47%	15.05% to 14.35%
2009	0.80% to 1.40%	3,525,444	19.39 to 18.62	66,015,905	2.26%	38.58% to 37.74%
Global Securities Fund/VA - Class 4 (OVGS4)
2013	0.75% to 2.65%	4,545,894	13.11 to 17.24	87,818,648	1.15%	26.05% to 23.64%
2012	0.75% to 2.80%	4,390,476	10.40 to 13.76	67,830,605	1.92%	20.05% to 17.56%
2011	0.75% to 2.55%	4,665,467	8.66 to 11.94	60,579,285	1.03%	-9.18% to -10.82%
2010	0.75% to 2.70%	4,965,773	9.54 to 13.25	71,526,134	1.23%	14.80% to 12.55%
2009	0.75% to 2.70%	5,304,073	8.31 to 11.77	67,081,618	1.89%	38.33% to 35.62%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2013	0.60% to 1.40%	2,148,688	11.51 to 51.06	115,712,883	1.38%	15.06% to 25.53%	****
2012	0.80% to 1.40%	2,405,799	43.41 to 40.68	104,525,558	2.16%	20.29% to 19.56%
2011	0.80% to 1.40%	2,816,110	36.09 to 34.02	102,224,646	1.30%	-9.02% to -9.57%
2010	0.80% to 1.40%	3,271,262	39.67 to 37.62	131,293,425	1.48%	15.04% to 14.34%
2009	0.80% to 1.40%	3,835,051	34.48 to 32.90	134,559,408	2.32%	38.65% to 37.82%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Service Class (OVGSS)
2013	0.95% to 2.25%	244,473	$ 24.50 to $ 27.33	$7,307,348	1.15%	25.78% to 24.14%
2012	0.95% to 2.25%	310,391	19.48 to 22.02	7,406,259	1.91%	19.80% to 18.22%
2011	0.95% to 2.25%	368,092	16.26 to 18.62	7,361,088	1.10%	-9.39% to -10.58%
2010	0.95% to 2.30%	466,144	17.95 to 20.74	10,268,381	1.32%	14.60% to 13.04%
2009	0.95% to 2.30%	584,534	15.66 to 18.35	11,225,732	2.01%	38.03% to 36.15%
International Growth Fund/VA - Non-Service Shares (OVIG)
2013	0.40% to 0.60%	43,039	11.55 to 11.53	496,525	0.06%	15.49% to 15.33%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2013	0.40% to 1.40%	921,054	12.09 to 13.57	12,629,553	1.10%	20.88% to 29.93%	****
2012	0.80% to 1.40%	1,074,623	11.28 to 10.45	11,345,866	1.01%	15.93% to 15.23%
2011	0.80% to 1.40%	1,223,602	9.73 to 9.07	11,201,679	0.86%	-0.81% to -1.41%
2010	0.80% to 1.40%	1,392,924	9.81 to 9.20	12,926,440	1.15%	15.18% to 14.48%
2009	0.80% to 1.40%	1,710,096	8.52 to 8.03	13,848,126	1.95%	27.26% to 26.49%
Main Street Fund(R)/VA - Service Class (OVGIS)
2013	0.40% to 3.05%	11,093,728	14.18 to 16.83	234,121,775	0.86%	30.91% to 27.43%
2012	0.40% to 3.20%	12,583,850	10.83 to 13.01	204,894,940	0.65%	16.14% to 12.87%
2011	0.40% to 3.20%	15,287,929	9.33 to 11.53	216,328,023	0.59%	-0.71% to -3.50%
2010	0.65% to 3.20%	17,274,630	9.16 to 11.94	248,917,497	0.96%	15.07% to 12.12%
2009	0.65% to 3.25%	24,250,057	7.96 to 10.62	307,298,432	1.47%	27.16% to 23.83%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2013	0.80% to 1.40%	510,359	16.06 to 15.33	7,872,940	0.89%	39.89% to 39.04%
2012	0.80% to 1.40%	397,625	11.48 to 11.02	4,409,595	0.57%	17.04% to 16.33%
2011	0.80% to 1.40%	420,119	9.81 to 9.48	4,000,819	0.57%	-2.99% to -3.58%
2010	0.80% to 1.40%	411,283	10.11 to 9.83	4,059,854	0.72%	22.42% to 21.68%
2009	0.80% to 1.40%	552,543	8.26 to 8.08	4,477,598	0.88%	36.10% to 35.27%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2013	0.40% to 2.80%	2,350,049	17.54 to 25.50	74,014,689	0.69%	40.06% to 36.69%
2012	0.40% to 3.30%	2,334,765	12.52 to 17.75	53,269,053	0.33%	17.20% to 13.78%
2011	0.40% to 3.30%	2,533,954	10.68 to 15.60	49,994,641	0.37%	-2.77% to -5.60%
2010	0.65% to 3.30%	2,225,257	10.43 to 16.52	46,157,728	0.40%	22.26% to 19.00%
2009	0.95% to 3.30%	2,081,552	13.34 to 13.88	35,691,628	1.16%	35.58% to 32.36%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2013	0.80% to 1.40%	1,372,859	8.87 to 8.16	11,347,669	0.01%	34.90% to 34.08%
2012	0.80% to 1.40%	1,559,411	6.58 to 6.09	9,602,969	0.00%	15.51% to 14.81%
2011	0.80% to 1.40%	1,900,617	5.69 to 5.30	10,183,980	0.00%	0.29% to -0.32%
2010	0.80% to 1.40%	1,833,474	5.68 to 5.32	9,846,584	0.00%	26.45% to 25.68%
2009	0.80% to 1.40%	1,983,089	4.49 to 4.23	8,468,612	0.00%	31.55% to 30.75%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2013	0.80% to 1.40%	125,275	10.07 to 10.00	1,253,971	4.88%	-0.93% to -1.53%
2012	0.80% to 1.40%	67,987	10.16 to 10.15	690,480	0.00%	1.65% to 1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2013	0.85% to 2.75%	963,727	10.04 to 9.81	9,601,690	4.50%	-1.21% to -3.11%
2012	0.95% to 2.75%	874,911	10.16 to 10.12	8,879,113	0.00%	1.58% to 1.25%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2013	0.65% to 2.65%	4,567,870	10.61 to 10.26	47,681,453	5.16%	-0.54% to -2.54%
2012	0.65% to 2.55%	1,874,670	10.67 to 10.53	19,881,541	6.23%	6.71% to 5.35%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2013	0.40% to 2.55%	2,492,506	12.55 to 11.33	29,755,599	1.72%	-6.94% to -8.95%
2012	0.75% to 2.55%	1,763,524	13.31 to 12.45	22,842,574	5.09%	4.44% to 2.54%
2011	0.75% to 2.55%	1,837,753	12.75 to 12.14	22,970,486	1.91%	7.61% to 5.66%
2010	0.80% to 2.55%	1,500,572	11.83 to 11.49	17,556,731	1.26%	8.50% to 6.58%
2009	0.75% to 2.45%	649,344	10.91 to 10.79	7,051,409	0.97%	9.11% to 7.86%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2013	0.40% to 3.05%	33,423,782	12.15 to 10.72	384,925,917	1.35%	-0.63% to -3.28%
2012	0.40% to 3.20%	28,772,761	12.23 to 11.02	337,025,026	1.81%	5.33% to 2.36%
2011	0.40% to 3.20%	23,171,669	11.61 to 10.76	260,577,575	1.57%	0.60% to -2.22%
2010	0.40% to 3.20%	18,042,359	11.54 to 11.01	203,955,140	1.54%	4.77% to 1.82%
2009	0.65% to 3.25%	14,013,653	11.00 to 10.81	153,020,206	1.62%	9.98% to 8.05%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2013	0.40% to 2.80%	25,952,951	10.71 to 10.03	269,467,393	2.14%	-2.44% to -4.80%
2012	0.40% to 2.80%	17,987,204	10.98 to 10.54	193,716,161	2.44%	9.06% to 6.43%
2011	0.40% to 2.70%	6,540,321	10.06 to 9.91	65,327,248	1.60%	0.64% to -0.90%	****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2013	0.40%	2,094	8.94	18,722	0.00%	-10.59%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2013	0.40%	807	9.21	7,433	2.35%	-7.89%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2013	1.05% to 2.30%	149,244	$ 18.03 to $ 17.32	$2,814,117	1.76%	34.25% to 32.56%
2012	1.05% to 2.30%	187,620	13.43 to 13.06	2,644,472	1.81%	17.88% to 16.39%
2011	1.05% to 2.35%	212,998	11.40 to 11.18	2,559,811	1.31%	-5.64% to -6.88%
2010	1.05% to 2.60%	275,411	12.08 to 11.77	3,507,688	1.63%	13.18% to 11.41%
2009	1.05% to 2.60%	329,454	10.67 to 10.56	3,719,305	2.72%	28.45% to 26.44%
Putnam VT International Equity Fund - Class IB (PVTIGB)
2013	1.15% to 2.05%	17,177	20.35 to 18.46	336,690	1.50%	26.60% to 25.45%
2012	1.15% to 2.05%	21,475	16.07 to 14.71	332,677	2.25%	20.51% to 19.41%
2011	1.15% to 2.10%	28,337	13.34 to 12.27	366,694	3.58%	-17.89% to -18.68%
2010	1.15% to 2.40%	39,549	16.24 to 14.73	626,033	3.71%	8.76% to 7.39%
2009	1.15% to 2.40%	46,786	14.93 to 13.72	681,273	0.00%	23.20% to 21.64%
Putnam VT Voyager Fund - Class IB (PVTVB)
2013	0.95% to 2.30%	100,705	20.27 to 19.21	2,129,944	0.84%	42.36% to 40.42%
2012	0.95% to 2.35%	127,985	14.24 to 13.61	1,899,798	0.38%	13.14% to 11.54%
2011	0.95% to 2.45%	221,728	12.58 to 12.09	2,914,393	0.00%	-18.63% to -19.86%
2010	0.95% to 2.70%	248,463	15.46 to 14.80	3,997,037	1.31%	19.65% to 17.54%
2009	0.95% to 2.80%	213,154	12.92 to 12.50	2,875,568	0.65%	62.34% to 59.31%
VI American Franchise Fund - Series II Shares (ACEG2)
2013	0.80% to 2.50%	544,932	13.42 to 13.04	7,224,266	0.25%	38.68% to 36.30%
2012	0.80% to 2.55%	548,055	9.68 to 9.56	5,277,298	0.00%	-3.21% to -4.37%	****
Diversified Stock Fund Class A Shares (VYDS)
2013	1.15% to 1.55%	25,251	19.51 to 18.70	486,302	0.63%	32.39% to 31.85%
2012	1.15% to 1.55%	26,781	14.73 to 14.18	390,226	0.99%	14.94% to 14.47%
2011	1.15% to 1.65%	27,442	12.82 to 12.29	348,002	0.64%	-7.90% to -8.36%
2010	1.15% to 1.95%	38,329	13.92 to 13.11	526,739	0.73%	11.05% to 10.16%
2009	1.15% to 2.10%	43,065	12.53 to 11.78	531,815	0.81%	25.60% to 24.39%
Small-Cap Portfolio - Investment Class (ROCSC)
2013	0.40% to 0.60%	5,442	12.63 to 12.61	68,683	1.76%	26.27% to 26.10%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2013	0.40% to 2.45%	333,972	9.97 to 9.83	3,301,465	0.00%	-0.31% to -1.69%	****
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.80% to 2.95%	3,605,643	9.45 to 9.84	37,628,164	0.00%	40.66% to 37.61%
Equity Income Portfolio - II (TREI2)
2009	0.80% to 3.30%	7,776,288	8.86 to 8.87	74,780,990	1.74%	24.25% to 21.12%
Health Sciences Portfolio - II (TRHS2)
2013	0.40% to 2.80%	6,412,668	22.81 to 20.86	140,496,406	0.00%	49.91% to 46.30%
2012	0.65% to 2.80%	3,798,987	15.12 to 14.26	56,146,556	0.00%	30.15% to 27.32%
2011	0.75% to 2.80%	2,368,928	11.60 to 11.20	27,116,053	0.00%	9.56% to 7.30%
2010	0.80% to 2.45%	301,680	10.58 to 10.46	3,176,507	0.00%	5.80% to 4.63%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.30%	1	11.34	11	3.05%	5.96%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2013	0.40% to 2.55%	2,913,519	11.40 to 10.27	30,449,440	0.34%	14.03% to 7.48%	****
2012	0.75% to 2.55%	1,388,083	9.68 to 9.56	13,363,085	0.78%	-3.24% to -4.42%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2013	0.80% to 1.40%	489,626	19.84 to 20.17	11,575,326	2.39%	-9.90% to -10.44%
2012	0.80% to 1.40%	576,088	22.02 to 22.53	15,204,351	1.74%	4.70% to 4.07%
2011	0.80% to 1.40%	445,923	21.03 to 21.65	11,388,013	8.06%	7.28% to 6.63%
2010	0.80% to 1.40%	511,066	19.60 to 20.30	12,265,103	3.66%	5.35% to 4.71%
2009	0.80% to 1.40%	581,103	18.61 to 19.39	13,329,078	3.83%	5.13% to 4.50%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2013	0.80% to 1.40%	1,077,764	28.74 to 25.92	28,316,991	1.62%	11.12% to 10.45%
2012	0.80% to 1.40%	1,277,864	25.87 to 23.47	30,377,030	0.00%	28.77% to 27.99%
2011	0.80% to 1.40%	797,445	20.09 to 18.34	14,792,818	1.09%	-26.33% to -26.78%
2010	0.80% to 1.40%	946,130	27.27 to 25.04	23,951,440	0.60%	25.83% to 25.07%
2009	0.80% to 1.40%	1,081,816	21.67 to 20.02	21,882,865	0.17%	111.47% to 110.20%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	0.75% to 2.80%	2,044,581	10.72 to 10.35	52,324,603	0.75%	9.70% to 7.44%
2012	0.75% to 2.80%	2,974,012	9.77 to 9.64	65,033,799	0.76%	-2.28% to -3.63%	****
2011	0.80% to 1.40%	552,304	41.36 to 38.86	25,073,059	1.21%	-17.12% to -17.62%
2010	0.80% to 1.40%	619,064	49.90 to 47.18	34,051,631	0.39%	28.20% to 27.43%
2009	0.80% to 1.40%	761,288	38.92 to 37.02	32,875,757	0.27%	56.27% to 55.33%
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2013	0.40% to 0.60%	165,259	10.83	1,790,170	0.00%	8.34% to 8.26%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2013	0.40% to 0.60%	75,534	10.63 to 10.62	802,504	0.00%	6.27% to 6.18%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2013	0.40% to 0.60%	222,311	10.75 to 10.74	2,389,889	0.00%	7.53% to 7.44%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2013	0.40% to 2.80%	13,405,643	$ 17.66 to $ 15.76	$223,555,413	1.21%	24.63%to 21.63%
2012	0.65% to 2.80%	9,003,602	14.04 to 12.96	122,124,768	1.13%	18.40% to 15.83%
2011	0.65% to 2.80%	8,101,468	11.86 to 11.19	93,728,667	1.01%	-7.81% to -9.80%
2010	0.65% to 2.80%	6,143,715	12.86 to 12.40	77,797,454	1.03%	7.97% to 5.63%
2009	0.75% to 2.80%	2,978,019	11.91 to 11.74	35,256,090	0.04%	19.06% to 17.41%	****
Variable Insurance Portfolios - High Income (WRHIP)
2013	0.60% to 2.80%	7,007,963	10.38 to 11.50	82,246,215	4.30%	3.77% to 7.41%	****
2012	0.75% to 2.80%	2,344,079	10.86 to 10.71	25,294,682	0.05%	8.55% to 7.05%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2013	0.40% to 2.65%	2,767,879	13.11 to 12.62	35,566,853	0.00%	29.42% to 26.50%
2012	0.40% to 2.80%	741,676	10.13 to 9.97	7,454,095	0.00%	1.29% to -0.34%	****
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2013	0.40% to 0.60%	216,208	13.27 to 13.16	2,869,630	1.53%	14.29% to 14.06%
2012	0.40%	199,019	11.61	2,311,373	0.81%	6.52%
2011	0.40%	92,333	10.90	1,006,692	0.10%	0.35%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2013	0.40% to 0.60%	2,057,057	14.48 to 14.36	29,770,493	1.12%	20.35% to 20.11%
2012	0.40%	1,406,121	12.03	16,912,148	0.74%	9.09%
2011	0.40%	424,157	11.03	4,676,395	0.61%	-1.85%
2010	0.40%	2,491	11.23	27,982	0.00%	12.18%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2013	0.40% to 0.60%	3,153,289	15.05 to 14.93	47,456,503	1.25%	23.32% to 23.07%
2012	0.40%	2,235,029	12.20	27,276,311	0.71%	10.37%
2011	0.40%	1,230,558	11.06	13,606,615	0.72%	-3.40%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2013	0.40% to 0.60%	540,241	13.92 to 13.80	7,518,782	1.36%	17.24% to 17.00%
2012	0.40%	449,607	11.87	5,337,953	0.69%	7.98%
2011	0.40%	148,360	11.00	1,631,286	0.33%	-0.40%
Advantage VT Discovery Fund (SVDF)
2013	1.30%	74	68.31	5,055	0.01%	41.93%
2012	1.30%	74	48.13	3,562	0.00%	16.20%
2011	1.30%	74	41.42	3,065	0.00%	-0.88%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2010	1.30%	836	58.00	48,490	0.48%	22.15%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2013	0.40% to 2.70%	2,411,352	25.40 to 21.64	57,488,287	0.00%	49.63% to 46.18%
2012	0.40% to 2.70%	2,006,569	16.97 to 14.80	32,340,952	0.00%	7.44% to 4.95%
2011	0.40% to 2.70%	2,029,850	15.80 to 14.11	30,844,147	0.00%	-4.98% to -7.17%
2010	0.80% to 2.70%	1,674,122	16.51 to 15.19	27,016,561	0.00%	25.76% to 23.35%
2009	0.75% to 2.50%	775,011	13.14 to 12.45	10,059,269	0.00%	31.36% to 48.83%	****
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
2013	1.10%	684	11.17	7,637	0.72%	13.49%
2012	1.10%	753	9.84	7,408	0.87%	12.74%
2011	1.10%	951	8.73	8,299	0.67%	-8.28%
2010	1.10%	1,026	9.51	9,762	1.49%	15.96%
2009	1.10%	1,175	8.20	9,641	1.27%	58.42%
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
2013	1.15% to 1.25%	21,348	14.00 to 13.87	296,394	1.25%	-3.55% to -3.65%
2012	1.15% to 1.25%	21,348	14.52 to 14.40	307,599	1.44%	4.87% to 4.77%
2011	1.15% to 1.25%	21,348	13.84 to 13.74	293,570	2.67%	7.07% to 6.96%
2010	1.15% to 1.25%	21,348	12.93 to 12.85	274,433	3.38%	5.81% to 5.70%
2009	1.15% to 1.25%	21,348	12.22 to 12.15	259,604	3.69%	10.71% to 10.59%
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
2013	1.15% to 1.75%	2,784	19.39 to 18.99	53,355	0.13%	38.27% to 37.43%
2012	1.15% to 1.75%	3,493	14.03 to 13.82	48,543	0.00%	19.00% to 18.28%
2011	1.40% to 2.20%	4,361	11.74 to 11.60	51,038	0.00%	-6.86% to -7.62%
2010	1.40% to 2.20%	4,925	12.61 to 12.56	62,030	0.00%	26.08% to 25.61%	****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.75% to 2.55%	921,943	10.22 to 9.92	10,932,894	0.00%	-9.49% to -11.13%
2010	0.80% to 2.45%	765,556	15.90 to 11.17	10,472,391	0.00%	23.52% to 11.68%	****
2009	0.80% to 1.40%	417,666	12.87 to 12.29	5,164,464	0.00%	55.84% to 54.90%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.65% to 2.80%	4,453,401	7.21 to 16.61	83,075,727	0.37%	-32.77% to -34.23%
2010	0.65% to 2.80%	5,924,822	10.72 to 25.25	165,454,474	0.57%	24.22% to 21.53%
2009	0.65% to 3.25%	8,647,430	8.63 to 20.24	194,404,524	0.41%	77.91% to 73.25%
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	1.15% to 2.20%	293,739	11.34 to 10.46	3,311,354	1.57%	-6.59% to -7.58%
2010	1.15% to 2.35%	334,971	12.14 to 11.20	4,073,490	0.67%	9.28% to 7.96%
2009	1.15% to 2.35%	407,960	11.11 to 10.37	4,554,149	0.01%	24.18% to 22.67%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.80% to 2.95%	490,830	$ 7.80 to $ 9.58	$5,707,367	0.00%	-8.85% to -10.82%
2010	0.80% to 2.95%	579,187	8.56 to 10.74	7,427,438	0.51%	14.28% to 11.81%
2009	0.80% to 2.95%	687,506	7.49 to 9.60	7,749,730	0.27%	19.75% to 17.16%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.80% to 2.95%	1,414,528	8.85 to 13.36	22,791,109	0.00%	-8.11% to -10.10%
2010	0.80% to 2.95%	1,298,000	9.63 to 14.87	23,011,080	0.00%	17.52% to 14.98%
2009	0.80% to 3.00%	1,278,768	8.19 to 12.88	19,440,268	0.00%	40.85% to 37.73%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	0.80% to 1.40%	399,375	15.18 to 14.49	5,818,090	8.13%	7.28% to 6.63%
2010	0.80% to 1.40%	437,415	14.15 to 13.59	5,970,833	3.67%	5.35% to 4.71%
2009	0.80% to 1.40%	509,578	13.43 to 12.98	6,638,304	3.92%	5.13% to 4.50%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.80% to 1.40%	551,256	21.46 to 20.49	11,367,873	1.24%	-26.35% to -26.79%
2010	0.80% to 1.40%	827,950	29.14 to 27.99	23,300,754	0.62%	25.85% to 25.09%
2009	0.80% to 1.40%	886,135	23.16 to 22.37	19,920,111	0.14%	111.69% to 110.41%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.75% to 2.80%	3,469,671	9.84 to 9.50	54,489,679	1.02%	-17.02% to -18.74%
2010	0.75% to 2.80%	2,350,975	11.86 to 11.69	53,750,243	0.32%	18.57% to 16.94%	****
2009	0.80% to 1.40%	1,143,054	28.03 to 27.09	31,107,182	0.26%	56.36% to 55.41%
Advantage Funds Variable Trust - VT Large Company Growth Fund (obsolete) (WFVLCG)
2009	1.60% to 2.20%	11,201	9.46 to 9.17	103,735	0.38%	41.08% to 40.22%
Advantage Funds Variable Trust - VT Money Market Fund (obsolete) (WFVMM)
2009	1.15% to 1.60%	14,747	10.83 to 10.58	156,783	0.24%	-1.04% to -1.49%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.80% to 2.15%	288,563	12.20 to 11.92	3,481,331	6.20%	7.37% to 5.91%
2009	0.80% to 2.40%	155,699	11.36 to 11.24	1,760,194	6.49%	13.58% to 12.35%	****
Balanced Portfolio - Class S Shares (obsolete) (ALBS)
2009	0.95% to 1.05%	18,711	11.82 to 11.74	220,306	2.91%	27.28% to 27.15%
Clover Value Fund II - Service Shares (obsolete) (FALFS)
2009	0.95% to 2.40%	86,156	9.69 to 10.39	924,331	2.19%	13.42% to 11.76%
Credit Suisse Trust- International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.80% to 1.40%	196,205	11.25 to 11.18	2,195,392	0.10%	11.33% to 10.66%
2009	0.80% to 1.40%	161,230	10.10	1,628,659	0.00%	1.04% to 1.01%	****
Gartmore NVIT Global Utilities Fund - Class II (obsolete) (GVGU2)
2009	1.15% to 2.10%	18,909	19.01 to 17.79	350,603	3.61%	6.47% to 5.45%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.80% to 1.40%	217,412	16.85 to 16.08	3,517,625	3.67%	7.11% to 6.47%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.80% to 1.40%	147,046	15.45 to 14.84	2,194,434	0.98%	10.47% to 9.80%
2009	0.80% to 1.40%	186,700	13.99 to 13.51	2,534,945	1.02%	24.00% to 23.25%
NVIT Worldwide Leaders Fund - Class VI (obsolete) (NVGWL6)
2010	1.10% to 2.75%	152,509	14.65 to 14.25	2,217,538	1.20%	10.02% to 8.18%
2009	1.10% to 2.50%	41,212	13.32 to 13.19	546,984	0.90%	33.18% to 31.92%	****
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.80% to 1.40%	175,763	2.80 to 2.72	482,217	9.26%	-2.66% to -3.25%
2010	0.80% to 1.40%	196,791	2.88 to 2.81	557,028	4.97%	13.77% to 13.08%
2009	0.80% to 1.40%	153,077	2.53 to 2.49	382,251	0.00%	25.74% to 24.98%
High Income Fund/VA - Class 4 (obsolete) (OVHI4)
2011	0.95% to 2.75%	2,632,631	2.79 to 2.56	7,156,844	8.99%	-2.99% to -4.75%
2010	0.95% to 2.75%	2,685,043	2.88 to 2.69	7,562,792	5.30%	13.18% to 11.13%
2009	0.95% to 2.80%	2,841,679	2.54 to 2.42	7,101,139	0.00%	25.22% to 22.88%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.80% to 1.40%	7,881	3.03 to 2.93	23,296	12.77%	-3.12% to -3.70%
2010	0.80% to 1.40%	16,199	3.13 to 3.04	49,546	6.11%	13.90% to 13.21%
2009	0.80% to 1.40%	16,502	2.75 to 2.69	44,537	0.00%	24.31% to 23.56%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	0.95% to 2.35%	642,234	3.60	2,495,365	9.54%	-3.48% to -4.84%
2010	0.95% to 2.70%	856,240	3.73 to 3.68	3,456,019	6.12%	13.35% to 11.35%
2009	0.95% to 2.70%	1,019,129	3.29 to 3.31	3,646,990	0.00%	24.75% to 22.55%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.80% to 2.65%	746,449	9.98 to 9.32	7,250,437	1.52%	0.47% to -1.40%
NVIT Global Financial Services Fund - Class II (obsolete) (GVGF2)
2009	0.95% to 2.15%	47,904	12.37 to 13.90	694,038	0.89%	30.29% to 28.71%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.80% to 1.40%	176,927	13.10 to 12.50	2,227,534	1.11%	30.88% to 30.08%
NVIT Health Sciences Fund - Class II (obsolete) (GVGH2)
2009	0.95% to 2.40%	84,308	12.16 to 14.17	1,265,201	0.14%	17.71% to 15.99%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.80% to 1.40%	342,864	13.00 to 12.41	4,280,780	0.29%	18.16% to 17.45%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Health Sciences Fund - Class VI (obsolete) (GVGH6)
2009	0.95% to 2.75%	1,400,047	$ 10.46 to $ 9.43	$14,121,966	0.15%	17.83% to 15.69%
NVIT Leaders Fund - Class III (obsolete) (GVUSL)
2009	0.80% to 1.40%	257,511	11.35 to 10.83	2,809,711	0.84%	32.82% to 32.02%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.80% to 1.40%	59,032	3.09 to 2.92	173,754	0.00%	51.25% to 50.33%
NVIT Technology & Communications Fund - Class II (obsolete) (GGTC2)
2009	1.15% to 2.45%	49,650	15.30 to 13.97	742,990	0.00%	50.52% to 48.54%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.80% to 1.40%	503,843	11.39 to 10.87	5,508,883	0.00%	51.23% to 50.31%
NVIT Technology & Communications Fund - Class VI (obsolete) (GGTC6)
2009	0.95% to 2.80%	1,441,431	10.73 to 9.64	14,877,466	0.00%	51.04% to 48.22%
NVIT U.S. Growth Leaders Fund - Class II (obsolete) (GVUG2)
2009	0.95% to 2.95%	964,339	8.10 to 12.26	14,596,668	0.00%	24.49% to 21.97%
NVIT U.S. Growth Leaders Fund - Class III (obsolete) (GVUGL)
2009	0.80% to 1.40%	188,997	13.43 to 12.82	2,437,489	0.00%	24.78% to 24.03%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.80% to 1.40%	2,155,736	15.16 to 15.42	33,594,652	0.15%	13.54% to 12.86%
2009	0.80% to 1.40%	2,532,513	13.36 to 13.66	34,947,501	1.16%	23.67% to 22.92%

2013	Reserves for annuity contracts in payout phase:			10,085,658
2013	Contract owners equity:			$41,548,378,750
2012	Reserves for annuity contracts in payout phase:			8,281,156
2012	Contract owners equity:			$33,972,994,748
2011	Reserves for annuity contracts in payout phase:			8,361,300
2011	Contract owners equity:			$29,793,903,432
2010	Reserves for annuity contracts in payout phase:			8,598,792
2010	Contract owners equity:			$26,665,526,554
2009	Reserves for annuity contracts in payout phase:			8,394,197
2009	Contract owners equity:			$21,471,280,300

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500
191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2013. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 28, 2014

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Revenues
Policy charges	$1,849	$1,670	$1,506
Premiums	724	635	531
Net investment income	1,849	1,825	1,844
Net realized investment gains (losses), net of other-than-temporary impairment losses	678	319	(1,676)
Other revenues	17	7	3

Total revenues	$5,117	$4,456	$2,208

Benefits and expenses
Interest credited to policyholder account values	$1,067	$1,038	$1,033
Benefits and claims	1,354	1,227	1,062
Policyholder dividends	59	54	67
Amortization of deferred policy acquisition costs	374	575	65
Other expenses, net of deferrals	922	863	830

Total benefits and expenses	$3,776	$3,757	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$1,341	$699	$(849)
Federal income tax expense (benefit)	313	99	(427)

Net income (loss)	$1,028	$600	$(422)
Less: Loss attributable to noncontrolling interest, net of tax	(82)	(61)	(56)

Net income (loss) attributable to Nationwide Life Insurance Company	$1,110	$661	$(366)

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Net income (loss)	$1,028	$600	$(422)

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	(663)	571	317
Other	(7)	(5)	12

Total other comprehensive (loss) income, net of tax	$(670)	$566	$329

Total comprehensive income (loss)	$358	$1,166	$(93)

Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(82)	(61)	(56)

Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$440	$1,227	$(37)

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2013	2012
Assets
Investments
Fixed maturity securities, available-for-sale	$32,249	$31,811
Mortgage loans, net of allowance	6,341	5,827
Policy loans	987	980
Short-term investments	411	1,034
Other investments	767	639

Total investments	$40,755	$40,291

Cash and cash equivalents	61	62
Accrued investment income	603	566
Deferred policy acquisition costs	3,778	3,249
Goodwill	200	200
Other assets	3,979	4,362
Separate account assets	84,069	71,440

Total assets	$133,445	$120,170

Liabilities and equity
Liabilities
Future policy benefits and claims	$36,765	$36,154
Short-term debt	278	300
Long-term debt	707	1,038
Other liabilities	4,122	4,507
Separate account liabilities	84,069	71,440

Total liabilities	$125,941	$113,439

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	4,520	3,410
Accumulated other comprehensive income	582	1,252

Total shareholder’s equity	$6,824	$6,384
Noncontrolling interest	680	347

Total equity	$7,504	$6,731

Total liabilities and equity	$133,445	$120,170

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2010	$4	$1,718	$3,155	$357	$5,234	$355	$5,589
Comprehensive (loss) income:
Net loss	—	—	(366)	—	(366)	(56)	(422)
Other comprehensive income	—	—	—	329	329	—	329

Total comprehensive (loss) income	—	—	(366)	329	(37)	(56)	(93)
Change in noncontrolling interest	—	—	—	—	—	46	46

Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	—	—	661	566	1,227	(61)	1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731
Comprehensive income (loss):
Net income (loss)	—	—	1,110	—	1,110	(82)	1,028
Other comprehensive loss	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	—	—	1,110	(670)	440	(82)	358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Cash flows from operating activities:
Net income (loss)	$1,028	$600	$(422)
Adjustments to net income (loss):
Net realized investment (gains) losses, net of other-than-temporary impairment losses	(678)	(319)	1,676
Interest credited to policyholder account values	1,067	1,038	1,033
Capitalization of deferred policy acquisition costs	(604)	(470)	(604)
Amortization of deferred policy acquisition costs	374	575	65
Amortization and depreciation	77	80	48
Deferred tax expense (benefit)	346	243	(482)
Changes in:
Policy liabilities	(475)	(548)	(608)
Derivatives, net	(483)	(490)	(364)
Other, net	88	(84)	(265)

Net cash provided by operating activities	$740	$625	$77

Cash flows from investing activities:
Proceeds from maturities of available-for-sale securities	$3,689	$2,909	$2,705
Proceeds from sales of available-for-sale securities	1,091	796	1,585
Purchases of available-for-sale securities	(6,842)	(5,167)	(6,176)
Proceeds from repayments and sales of mortgage loans	1,091	1,048	1,124
Issuances and purchases of mortgage loans	(1,593)	(1,114)	(751)
Net decrease (increase) in short-term investments	654	98	(61)
Collateral (paid) received, net	(637)	(208)	359
Other, net	42	(12)	104

Net cash used in investing activities	$(2,505)	$(1,650)	$(1,111)

Cash flows from financing activities:
Net change in short-term debt	$(22)	$(477)	$477
Proceeds from issuance of long-term debt	2	13	13
Cash dividend paid to Nationwide Financial Services, Inc.	—	(40)	—
Repayments of long-term debt	(299)	—	—
Investment and universal life insurance product deposits	6,139	5,566	5,314
Investment and universal life insurance product withdrawals	(4,034)	(4,063)	(5,024)
Other, net	(22)	39	(34)

Net cash provided by financing activities	$1,764	$1,038	$746

Net (decrease) increase in cash and cash equivalents	$(1)	$13	$(288)
Cash and cash equivalents, beginning of period	62	49	337

Cash and cash equivalents, end of period	$61	$62	$49

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2013 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

As of December 31, 2013 and 2012, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations including investment impairment losses, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts that do not subject the Company to significant risk arising from mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other. Refer to Note 4 for further discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and discounting, including liquidity and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company’s equity indexed products (life and annuity) have the policyholders’ interest credits based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.3% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2013 and 2012, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (86% as of December 31, 2013 and 2012) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies and obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on debt securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintains agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are due to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Loss attributable to noncontrolling interests is excluded from the net income attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument, as well as the hedged item to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, primarily market and income approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated federal tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. An impairment would be recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2013 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2013 (5% in 2012 and 2011) and 38% of the number of life insurance policies in force in 2013 (40% in 2012 and 42% in 2011). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance.

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals[1]	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

[1]	Excludes interest expense, which is included in other expenses, net of deferrals on the consolidated statements of operations.

Subsequent Events

The Company evaluated subsequent events through February 28, 2014, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2013, the Company adopted ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company also adopted ASU 2013-01, which clarifies the scope of these disclosures. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2013, the Company adopted ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On July 17, 2013, the Company adopted ASU 2013-10, which permits the Overnight Index Swap Rate to be designed as a U.S. benchmark interest rate for hedge accounting purposes. This guidance is applied prospectively on new or redesigned hedging relationships and accordingly had no impact to the Company’s consolidated financial statements.

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The Company also adopted ASU 2013-03, which clarifies the applicability of these disclosures. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

Pending Accounting Standards

In February 2013, the FASB issued ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The guidance is effective retrospectively for the Company’s annual and interim periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In June 2013, the FASB issued ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In July 2013, the FASB issued ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The Company will adopt the ASU for interim and annual periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMAB; (3) GLWB; (4) a hybrid guarantee with GMAB and GLWB; and (5) GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2013				December 31, 2012
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$916	$19,927	$13	64	$836	$14,963	$24	64
Minimum return or anniversary contract value	2,031	33,520	237	69	2,048	29,787	561	68

Total contracts with GMDB	$2,947	$53,447	$250	67	$2,884	$44,750	$585	66

GMAB Return of net deposits[3]	$92	$2,383	$—	64	$165	$3,230	$12	64
GLWB Minimum return or anniversary contract value	$178	$28,071	$74	64	$128	$22,031	$613	65
GMIB Minimum return or anniversary contract value	$49	$510	$—	64	$49	$514	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.
[3]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
GMDB	$55	$65
GMAB1, [2]	$(19)	$57
GLWB[1]	$(1,075)	$600
GMIB	$2	$2

[1]	The fair value of the living benefit liability includes the present value of attributed fees.
[2]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Paid claims for GMDBs were $22 million and $30 million for the years ended December 31, 2013 and 2012, respectively.

Paid claims for GMABs, GLWBs and GMIBs were immaterial for the years ended December 31, 2013 and 2012.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Mutual funds:
Bond	$5,685	$5,634
Domestic equity	43,505	35,277
International equity	3,179	2,614

Total mutual funds	$52,369	$43,525

Money market funds	1,078	1,225

Total[1]	$53,447	$44,750

[1]	Excludes $30.6 billion and $26.7 billion as of December 31, 2013 and 2012, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2013 and 2012.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $325 million and $216 million as of December 31, 2013 and 2012, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2013 and 2012.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2013	$1,270	$362	$16,960	55
December 31, 2012	$992	$328	$12,321	56

[1]	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011[1]
Balance at beginning of year	$3,249	$3,487	$3,125
Capitalization of DAC	604	470	604
Amortization of DAC, excluding unlocks	(373)	(525)	(200)
Amortization of DAC related to unlocks	(1)	(50)	135
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	299	(133)	(177)

Balance at end of year	$3,778	$3,249	$3,487

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2013
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states, political subdivisions and foreign governments	1,820	301	1	2,120
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Other asset-backed securities	533	45	87	491

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2013. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,081	$1,097
Due after one year through five years	8,927	9,685
Due after five years through ten years	7,805	7,967
Due after ten years	6,941	7,154

Subtotal	$24,754	$25,903
Residential mortgage-backed securities	3,919	4,003
Commercial mortgage-backed securities	1,439	1,504
Other asset-backed securities	890	839

Total fixed maturity securities	$31,002	$32,249

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$1,265	$2,894
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	—	(4)

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$1,265	$2,890
Adjustment to DAC and other	(176)	(482)
Adjustment to future policy benefits and claims	(89)	(295)
Adjustment to policyholder dividend obligation	(85)	(177)
Deferred federal income tax expense	(314)	(672)

Net unrealized gains on available-for-sale securities	$601	$1,264

[1]	Includes net unrealized losses of $(40) million and $(48) million as of December 31, 2013 and 2012, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2013	December 31, 2012
Balance at beginning of year	$1,264	$693
Unrealized gains and losses arising during the period:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(1,657)	990
Non-credit impairments and subsequent changes in fair value of impaired debt securities	8	178
Net adjustment to DAC and other	306	(135)
Net adjustment to future policy benefits and claims	206	(112)
Net adjustment to policyholder dividend obligation	92	(45)
Related federal income tax benefit (expense)	366	(308)

Change in unrealized (losses) gains on available-for-sale securities	$(679)	$568

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($8 and $2 as of December 31, 2013 and 2012, respectively)	(16)	(3)

Change in net unrealized (losses) gains on available-for-sale securities	$(663)	$571

Balance at end of year	$601	$1,264

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes by asset class available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities
December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	346	$442	$39	34	$5,331	$295	380
Residential mortgage-backed securities	725	16	70	604	63	148	1,329	79	218
Other asset-backed securities	507	6	32	144	71	40	651	77	72
Other	1,838	85	126	222	16	20	2,060	101	146

Total	$7,959	$363	574	$1,412	$189	242	$9,371	$552	816

December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Other asset-backed securities	27	1	5	163	86	46	190	87	51
Other	326	4	23	284	31	36	610	35	59

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2013			December 31, 2012
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$363	$107	$470	$18	$85	$103
Less than 80.0%
Residential mortgage-backed securities	—	21	21	—	50	50
Other asset-backed securities	—	61	61	—	72	72
Other	—	—	—	—	36	36

Total	$363	$189	$552	$18	$243	$261

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Amortized cost:
Loans with non-specific reserves	$6,350	$5,820
Loans with specific reserves	26	51

Total amortized cost	$6,376	$5,871
Valuation allowance:
Non-specific reserves	$29	$33
Specific reserves	6	11

Total valuation allowance	$35	$44

Mortgage loans, net of allowance	$6,341	$5,827

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Balance at beginning of year	$44	$60	$96
Current period provision[1]	(4)	2	25
Recoveries[2]	(5)	(15)	(7)
Charge offs and other	—	(3)	(54)

Balance at end of year	$35	$44	$60

[1]	Includes specific reserve provisions and all changes in non-specific reserves.
[2]	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes impaired commercial mortgage loans by class, for the years ended:

(in millions)	Office	Industrial	Retail	Other	Total
December 31, 2013
Amortized cost	$—	$26	$—	$—	$26
Specific reserves	—	(6)	—	—	(6)

Carrying value of impaired mortgage loans, net of allowance	$—	$20	$—	$—	$20

December 31, 2012
Amortized cost	$13	$26	$12	$—	$51
Specific reserves	(2)	(7)	(2)	—	(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$40

The following table summarizes average recorded investment and interest income recognized for impaired commercial mortgage loans by class, for the years ended:

(in millions)	Office	Industrial	Retail	Other	Total
December 31, 2013
Average recorded investment	$5	$20	$5	$—	$30
Interest income recognized	$1	$1	$1	$—	$3

December 31, 2012
Average recorded investment	$9	$20	$11	$34	$74
Interest income recognized	$1	$2	$1	$6	$10

As of December 31, 2013 and 2012, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2013:
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

Weighted average DSC ratio	1.77	1.22	1.00	1.74	n/a	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	n/a	60%	61%	91%	61%

December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Industrial	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million and $9 million were on deposit with various regulatory agencies as required by law as of December 31, 2013 and 2012, respectively. Additionally, available-for-sale securities with a carrying value of $849 million and $73 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2013 and 2012, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Tax Credit Funds

The Company has sold $1.2 billion and $0.9 billion in Tax Credit Funds to unrelated third parties as of December 31, 2013 and 2012, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2028. The Company held immaterial reserves on these transactions as of December 31, 2013 and 2012. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $796 million, but the company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. These consolidated VIEs are primarily made up of Low-Income-Housing Tax Credit Funds with guarantees to limited partners. Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $680 million and $347 million as of December 31, 2013 and 2012, respectively, which were composed primarily of other investments of $554 million, other assets of $182 million and other liabilities of $82 million as of December 31, 2013, and other investments of $348 million as of December 31, 2012. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

Unconsolidated VIEs

In addition to the consolidated VIEs, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $104 million and $222 million as of December 31, 2013 and 2012, respectively. In addition, the Company has made commitments for further investments in these VIEs of $29 million and $66 million as of December 31, 2013 and 2012, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Fixed maturity securities, available-for-sale	$1,565	$1,506	$1,502
Mortgage loans	348	366	370
Policy loans	52	53	56
Other	(57)	(45)	(34)

Gross investment income	$1,908	$1,880	$1,894

Investment expenses	59	55	50

Net investment income	$1,849	$1,825	$1,844

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Net Realized Investment Gains and Losses, Net of Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, net of other-than-temporary impairments, by source, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Net derivative gains (losses)	$705	$314	$(1,636)
Realized gains on sales	32	48	64
Realized losses on sales	(54)	(23)	(45)
Other	—	12	(19)

Net realized investment gains (losses) before other-than-temporary impairments on fixed maturity securities	$683	$351	$(1,636)
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(32)	(40)

Net realized investment gains (losses), net of other-than-temporary impairments	$678	$319	$(1,676)

[1]	Other-than-temporary impairments on fixed maturity securities are net $6 million, $36 million and $95 million of non-credit losses included in other comprehensive income for the years ended December 31, 2013, 2012 and 2011, respectively.

Proceeds from the sale of available-for-sale securities were $1.1 billion, $0.8 billion and $1.6 billion during the years ended December 31, 2013, 2012 and 2011, respectively. Gross gains of $31 million, $47 million and $50 million and gross losses of $50 million, $20 million and $39 million were realized on sales of available-for-sale securities during the years ended December 31, 2013, 2012 and 2011, respectively.

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Cumulative credit losses at beginning of year[1]	$(289)	$(328)	$(340)
New credit losses	(3)	(18)	(8)
Incremental credit losses	(3)	(10)	(29)
Losses related to securities included in the beginning balance sold or paid down during the period	23	67	49

Cumulative credit losses at end of year[1]	$(272)	$(289)	$(328)

[1]	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Foreign currency risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivative transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2013 and 2012, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative positions[1]	$2,137	$33,819	$2,183	$31,245

December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total return swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets. As of December 31, 2013 and 2012, derivative assets exclude $196 million and $170 million, respectively, of accrued interest receivable, and derivative liabilities exclude $227 million and $179 million, respectively, of accrued interest payable.

The fair value of the Company’s derivative positions, subject to offsetting by master netting agreements of $1.7 billion and $2.0 billion as of December 31, 2013 and 2012, respectively, and by collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2013 and 2012. As of December 31, 2013 and 2012, the Company held cash collateral from derivative counterparties of $382 million and $798 million, respectively. The Company held $29 million of securities as off-balance sheet collateral as of December 31, 2013. No securities were held as off-balance sheet collateral as of December 31, 2012. As of December 31, 2013 and 2012, the Company had posted cash collateral of $435 million and $228 million, respectively, and pledged securities with a fair value of $173 million and $148 million, respectively, with derivative counterparties.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Derivatives designated and qualifying as hedging instruments	$(1)	$(1)	$(4)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(209)	$(125)	$(44)
Equity contracts	(776)	(665)	(45)
Total return swaps	(321)	(343)	(17)
Other derivative contracts	(9)	(1)	(6)
Net interest settlements	14	53	34

Total derivative losses[1]	$(1,302)	$(1,082)	$(82)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,751	1,185	(1,674)
Other revenue on guaranteed benefit annuity programs	256	211	120

Change in embedded derivative liabilities and related fees	$2,007	$1,396	$(1,554)

Net realized derivative gains (losses)	$705	$314	$(1,636)

[1]	Included in total derivative losses are economic hedging losses of $1.8 billion, $827 million and gains of $1.0 billion related to the guaranteed benefit annuity programs for the years ended December 31, 2013, 2012 and 2011, respectively.
[2]	As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2013 includes model enhancements and updated assumptions for discounting, benefit utilization, mortality and lapse rates. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 included updated assumptions for lapse rates, mortality, withdrawal behavior and benefit utilization.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$557	$1	$3	$561
Obligations of states, political subdivisions and foreign governments	63	1,900	—	1,963
Corporate public securities	1	18,705	79	18,785
Corporate private securities	—	3,791	803	4,594
Residential mortgage-backed securities	791	3,203	9	4,003
Commercial mortgage-backed securities	—	1,504	—	1,504
Other asset-backed securities	—	645	194	839

Total fixed maturity securities, available-for-sale, at fair value	$1,412	$29,749	$1,088	$32,249
Other investments at fair value	64	357	45	466

Investments at fair value	$1,476	$30,106	$1,133	$32,715

Derivative assets	—	1,794	343	2,137
Separate account assets	80,647	1,339	2,083	84,069

Assets at fair value	$82,123	$33,239	$3,559	$118,921

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$1,094	$1,094
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$1,010	$1,010
Derivative liabilities	—	(2,178)	(5)	(2,183)

Liabilities at fair value	$—	$(2,178)	$1,005	$(1,173)

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

	Balance as of December 31, 2012		Net gains (losses)							Balance as of December 31, 2013
(in millions)			In operations[1]	In other comprehensive income		Purchases	Sales	Transfers into Level 3	Transfers out of Level 3
Assets
Investments:
Fixed maturity securities, available-for-sale:
Corporate private securities	$772		$(1)$	(2	)$	91	$(117)$	127	$(67)$	803
Other asset-backed securities	291		—	10		6	(62)	15	(66)	194
Other	134		—	(7)		18	(53)	—	(1)	91

Total fixed maturity securities, available-for-sale, at fair value[2]	$1,197		(1)	1		115	(232)	142	(134)	1,088
Other investments at fair value	62		(6)	6		5	(22)	—	—	45
Derivative assets[3]	822		(447)	—		129	(161)	—	—	343
Separate account assets	2,025		58	—		—	—	—	—	2,083

Assets at fair value	$4,106		$(396)$	7		$249	$(415)$	142	$(134)$	3,559

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$(657	)$	1,751	$—		$—	$—	$—	$—	$1,094
Embedded derivatives on indexed products	(91)		7	—		—	—	—	—	(84)

Total future policy benefits and claims	$(748	)$	1,758	$—		$—	$—	$—	$—	$1,010
Derivative liabilities[3]	(5)		—	—		—	—	—	—	(5)

Liabilities at fair value	$(753	)$	1,758	$—		$—	$—	$—	$—	$1,005

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $(297) million for derivative assets and $1.8 billion for future policy benefits and claims.
[2]	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees and equity indexed products incorporates many inputs. Significant unobservable inputs for living benefit guarantees include discounting, index volatility, mortality, lapse rates, wait period and benefit utilization, while significant unobservable inputs for equity indexed products include mortality, lapse rates and index volatility. For both products, the Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money (living benefit guarantees only) and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2013:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization[1]	65%-100%
Discount rate	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Equity Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2013:

Unobservable Inputs	Range
Mortality	0%-4%[1]
Lapse	0%-10%
Index volatility	15%-25%

[1]	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion and $1.6 billion as of December 31, 2013 and 2012, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states, political subdivisions and foreign governments	73	2,047	—	2,120
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Other asset-backed securities	—	200	291	491

Total fixed maturity securities, available-for-sale, at fair value	$1,150	$29,464	$1,197	$31,811
Other investments at fair value	45	1,001	62	1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$(657)	$(657)
Embedded derivatives on indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011		Net gains (losses)							Balance as of December 31, 2012
(in millions)			In operations[1]	In other comprehensive income	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3
Assets
Investments:
Fixed maturity securities, available-for-sale:
Corporate private securities	$1,209		$2	$13	$69	$(187)$	40	$(374	)$	772
Other asset-backed securities	251		2	53	36	(61)	10	—		291
Other	131		—	11	2	(8)	1	(3)		134

Total fixed maturity securities, available-for-sale, at fair value[2]	$1,591		4	77	107	(256)	51	(377)		1,197
Other investments at fair value	43		16	3	—	—	—	—		62
Derivative assets[3]	1,004		(353)	—	350	(179)	—	—		822
Separate account assets	1,952		73	—	—	—	—	—		2,025

Assets at fair value	$4,590		$(260)$	80	$457	$(435)$	51	$(377	)$	4,106

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$(1,842	)$	1,185	$—	$—	$—	$—	$—		$(657)
Embedded derivatives on indexed products	(63)		(28)	—	—	—	—	—		(91)

Total future policy benefits and claims	$(1,905	)$	1,157	$—	$—	$—	$—	$—		$(748)
Derivative liabilities[3]	(6)		1	—	—	—	—	—		(5)

Liabilities at fair value	$(1,911	)$	1,158	$—	$—	$—	$—	$—		$(753)

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.
[2]	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represented changes in the sources used to price certain securities and changes in the Company’s assumptions related to the observability of certain inputs.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2013				December 31, 2012
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$6,341	$6,481	$—	$6,481	$5,827	$5,988	$—	$5,988
Policy loans	$987	$987	$—	$987	$980	$980	$—	$980

Liabilities
Investment contracts	$21,874	$20,436	$—	$20,436	$20,123	$19,561	$—	$19,561
Short-term debt	$278	$278	$—	$278	$300	$300	$—	$300
Long-term debt	$707	$1,004	$997	$7	$1,038	$1,323	$1,282	$41

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair value for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2011[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200

[1]	The goodwill balances have not been previously impaired.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Liabilities:
Future policyholder benefits	$1,703	$1,732
Policyholder funds and accumulated dividends	141	142
Policyholder dividends payable	23	24
Policyholder dividend obligation	113	198
Other policy obligations and liabilities	29	32

Total liabilities	$2,009	$2,128

Assets:
Fixed maturity securities, available-for-sale	$1,320	$1,511
Mortgage loans, net of allowance	257	183
Policy loans	157	164
Other assets	93	77

Total assets	$1,827	$1,935

Excess of reported liabilities over assets	182	193

Portion of above representing other comprehensive income:
(Decrease) increase in unrealized gain on fixed maturity securities, available-for-sale	$(92)	$45
Adjustment to policyholder dividend obligation	92	(45)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$182	$193

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,320	$1,511
Amortized cost	1,235	1,334
Shadow policyholder dividend obligation	(85)	(177)

Net unrealized appreciation	$—	$—

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes closed block operations for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Revenues:
Premiums	$66	$73	$77
Net investment income	94	98	102
Realized investment gains (losses)	—	1	(3)
Realized losses credited to policyholder benefit obligation	(4)	(5)	(1)

Total revenues	$156	$167	$175

Benefits and expenses:
Policy and contract benefits	$123	$134	$145
Change in future policyholder benefits and interest credited to policyholder accounts	(29)	(27)	(35)
Policyholder dividends	44	50	55
Change in policyholder dividend obligation	3	(8)	(8)
Other expenses	(2)	1	1

Total benefits and expenses	$139	$150	$158

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$193	$204	$215
Change during period	(11)	(11)	(11)

End of period	$182	$193	$204

Cumulative closed block earnings from inception through December 31, 2013, 2012 and 2011 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $28 million, $21 million and $23 million as of December 31, 2013, 2012 and 2011, respectively.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year and all other debt instruments as long-term.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
$600 million commercial paper program (0.24% and 0.29%, respectively)	$278	$300

Total short-term debt	$278	$300

In March 2012, NLIC entered into an agreement with the FHLB that allows the Company access to borrow up to $250 million and expires on March 28, 2014. The Company had $4.3 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2013. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving variable rate credit facility upon expiration of its existing facility of the same amount. The new facility matures on May 6, 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the facility as of December 31, 2013 and 2012.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2013 and 2012.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2013 and 2012.

The amount of interest paid on short-term debt was immaterial in 2013, 2012 and 2011.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, repaid June 2013	—	297
Other	7	41

Total long-term debt	$707	$1,038

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On December 31, 2010, Olentangy Reinsurance, LLC (Olentangy), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. In June 2013, the Company paid the outstanding balance of the surplus note. The Company made interest payments on this surplus note totaling $5 million and $10 million for the years ending December 31, 2013 and 2012, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2013, 2012 and 2011. Payments of interest and principal under the notes require the prior approval of the ODI.

(13)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) before loss attributable to noncontrolling interests, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011[1]
Current tax (benefit) expense	$(33)	$(144)	$55
Deferred tax expense (benefit)	346	243	(482)

Total tax expense (benefit)	$313	$99	$(427)

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) before loss attributable to noncontrolling interests, for the years ended:

	December 31, 2013		December 31, 2012		December 31, 2011[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$469	35%	$245	35%	$(297)	35%
Dividends received deduction	(112)	(8)%	(75)	(11)%	(99)	12%
Tax credits	(82)	(6)%	(85)	(12)%	(30)	3%
Other, net	38	2%	14	2%	(1)	—%

Total	$313	23%	$99	14%	$(427)	50%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax (liability) receivable was $(13) million and $61 million as of December 31, 2013 and 2012, respectively.

Total federal income taxes (refunded) paid were $(107) million, $(95) million and $121 million for the years ended December 31, 2013, 2012 and 2011, respectively.

During 2013 and 2011, the Company recorded a tax benefit of $13 million and $10 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return. No material changes in estimated income tax expense were recorded in 2012.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

As of December 31, 2013, the Company has gross federal net operating loss carryforwards of $797 million, which expire between 2027 and 2028. In addition, the Company has $222 million in low-income-housing credit carryforwards, which expire between 2024 and 2033, $90 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward and $40 million in foreign tax credit carryforwards which expire between 2019 and 2023. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Deferred tax assets:
Future policy benefits and claims	$1,244	$1,295
Derivatives, including embedded derivatives	—	94
Tax credit carryforwards	352	288
Other	845	478

Gross deferred tax assets	$2,441	$2,155

Valuation allowance	(17)	(18)

Net deferred tax assets	2,424	2,137

Deferred tax liabilities:
Deferred policy acquisition costs	$(1,048)	$(874)
Available-for-sale securities	(821)	(1,338)
Derivatives, including embedded derivatives	(600)	—
Other	(255)	(239)

Gross deferred tax liabilities	$(2,724)	$(2,451)

Net deferred tax liability	$(300)	$(314)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $17 million and $18 million as of December 31, 2013 and 2012, respectively. The change in the valuation allowance for the years ended December 31, 2013 and 2011 was $1 million and $6 million, respectively, while there was no change in the valuation allowance for the year ended December 31, 2012. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2013	2012	2011
Balance at beginning of period	$36	$76	$119
Additions for current year tax positions	2	(2)	9
Additions for prior years tax positions	—	25	—
Reductions for prior years tax positions	(2)	(63)	(52)

Balance at end of period	$36	$36	$76

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2013. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Statutory net income (loss)
NLIC	$262	$764	$18
NLAIC	$(103)	$(54)	$(61)

Statutory capital and surplus
NLIC	$3,550	$3,837	$3,591
NLAIC	$534	$311	$302

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2013 and 2011, NLIC did not pay any dividends to NFS. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. As of January 1, 2014, NLIC has the ability to pay dividends to NFS totaling $355 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2013, 2012 and 2011, the Company made payments to NMIC and NSC totaling $277 million, $283 million and $241 million, respectively.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion and $3.2 billion as of December 31, 2013 and 2012, respectively. Total revenues from these contracts were $137 million, $140 million and $148 million for the years ended December 31, 2013, 2012 and 2011, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109 million, $113 million and $122 million for the years ended December 31, 2013, 2012 and 2011, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2013, 2012 and 2011, the Company made payments to NMIC of $16 million, $15 million and $14 million, respectively. In addition, an affiliate of NMIC has a cost sharing arrangement with the Company to occupy office space.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2013, 2012 and 2011 were $179 million, $161 million and $203 million, respectively, while benefits, claims and expenses ceded during these years were $178 million, $167 million and $212 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2013 and 2012, customer allocations to NFG funds totaled $53.2 billion and $45.0 billion, respectively. For the years ended December 31, 2013, 2012 and 2011, NFG paid the Company $163 million, $144 million and $129 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $228 million and $854 million as of December 31, 2013 and 2012, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $54 million for the years ended December 31, 2013 and 2012 and $64 million for the year ended December 31, 2011.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2013 and 2012, the Company had notes receivable outstanding of $146 million and $126 million, respectively.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs’ motion for class certification. The case is set for trial beginning August 11, 2014. NLIC continues to defend this lawsuit vigorously.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (“ASEA”) Plan, excluding members of the Deferred Compensation Committee, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. The case is fully briefed. NRS continues to defend this case vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald C. Clark v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The lower court granted Nationwide’s motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiffs filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide filed its memorandum in opposition to plaintiffs’ petition for jurisdiction to the Ohio Supreme Court on February 27, 2013. The Ohio Supreme Court denied plaintiffs’ petition for review of the decision of the Court of Appeals on April 24, 2013. Plaintiffs’ time to file a petition for writ of certiorari to the U.S. Supreme Court has expired, concluding this matter.

In 2012, the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC after the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy in 2008. This triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and has served NMIC and NLIC with a “SPV Derivatives ADR Notice,” formally starting the Alternative Dispute Resolution process. NMIC and NLIC have responded, and are currently taking part in the ADR process. Mediation was scheduled for and proceeded on December 13, 2013, but the parties reached an impasse. On January 10, 2014, Lehman filed another motion to extend the stay for a final four month period. After a hearing, the court extended the stay to the later of (a) May 20, 2014 or (b) 30 days after the court enters a scheduling order governing the Distributed Action. The parties are negotiating the proposed scheduling order for the conduct of the Distributed Action litigation, which will be finalized by March 24, 2014.

53

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Premiums
Direct	$1,015	$890	$832
Assumed from other companies	—	—	—
Ceded to other companies	(291)	(255)	(301)

Net	$724	$635	$531

Life, accident and health insurance in force
Direct	$228,095	$216,002	$209,732
Assumed from other companies	6	5	5
Ceded to other companies	(58,310)	(59,895)	(60,499)

Net	$169,791	$156,112	$149,238

Total amounts recoverable under reinsurance contracts totaled $675 million, $684 million and $704 million as of December 31, 2013, 2012 and 2011, respectively.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

54

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) the adjustment to amortization of DAC and other related to net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Due to a change in the manner in which we view our reportable segments, certain prior period amounts have been restated.

Individual Products and Solutions-Annuity

The Individual Products & Solutions-Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions-Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans businesses. The private sector primarily includes Internal Revenue Code (“IRC”) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business. The Retirement Plan segment also includes managed account services and stable value wrap products.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions-Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products; traditional life insurance products; fixed universal life insurance products; and indexed universal life products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions-Annuity segment and other revenues and expenses not allocated to other segments.

55

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	791	791
Other revenues[2]	(109)	—	—	13	(96)

Total revenues	$1,874	$844	$1,553	$846	$5,117

Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	688	—	636	30	1,354
Policyholder dividends	—	—	61	(2)	59
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	303	151	284	184	922

Total benefits and expenses	$1,553	$622	$1,319	$282	$3,776

Income before federal income taxes and noncontrolling interests	$321	$222	$234	$564	$1,341

Less: non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	(791)
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$321	$222	$234	$(75)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

56

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	274	27	635
Net investment income	551	736	534	4	1,825
Non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	428	428
Other revenues[2]	(124)	—	—	22	(102)

Total revenues	$1,660	$830	$1,485	$481	$4,456

Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	595	—	589	43	1,227
Policyholder dividends	—	—	57	(3)	54
Amortization of DAC	185	14	150	226	575
Other expenses, net of deferrals	285	163	250	165	863

Total benefits and expenses	$1,440	$634	$1,245	$438	$3,757

Income before federal income taxes and noncontrolling interests	$220	$196	$240	$43	$699

Less: non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	(428)
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$220	$196	$240	$(81)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

57

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2011[3]
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	272	25	531
Net investment income	527	715	531	71	1,844
Non-operating net realized investment losses, net of other-than-temporary impairment losses[1]	—	—	—	(1,613)	(1,613)
Other revenues[2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,432	$(1,518)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	577	9	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	80	11	75	(101)	65
Other expenses, net of deferrals	269	166	235	160	830

Total benefits and expenses	$1,199	$618	$1,152	$88	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$284	$193	$280	$(1,606)	$(849)

Less: non-operating net realized investment losses, net of other-than-temporary impairment losses[1]	—	—	—	1,613
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(115)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$284	$193	$280	$(52)

Assets as of year end	$57,741	$25,114	$22,503	$6,628	$111,986

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

58

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2013 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$484	$561	$561
Obligations of states, political subdivisions and foreign governments	1,892	1,963	1,963
Public utilities	2,616	2,759	2,759
All other corporate, mortgage-backed and asset-backed securities	26,010	26,966	26,966

Total fixed maturity securities, available-for-sale	$31,002	$32,249	$32,249

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$14	$14
Nonredeemable preferred stocks	—	10	10

Total equity securities, available-for-sale	$6	$24	$24

Trading assets	30	31	31
Mortgage loans, net of allowance	6,376		6,341	[1]
Policy loans	987		987
Other investments	712		712
Short-term investments	411		411

Total investments	$39,524		$40,755

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

59

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2013, 2012 and 2011 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[3]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS - Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS - Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[3]	Other operating expenses[2,3]	Premiums written
2013
IPS - Annuity	$546	$1,065	$185	$303
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	910	125	284
Corporate and Other	16	32	66	184

Total	$1,849	$2,480	$374	$922

2012
IPS - Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS - Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS - Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS - Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
[3]	The 2011 balances reflect a change in accounting principle, as described in Note 2.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

60

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV Reinsurance

As of December 31, 2013, 2012 and 2011 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2013

Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791	—

Premiums:
Life insurance[1]	$783	$(59)	$—	$724	—
Accident and health insurance	232	(232)	—	—	—

Total	$1,015	$(291)	$—	$724	—

2012

Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—

Premiums:
Life insurance[1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

2011

Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance[1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

61

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2013, 2012 and 2011 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

62

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2013.
Statement of Operations for the year ended December 31, 2013.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2013 and 2012.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.
Consolidated Balance Sheets as of December 31, 2013 and 2012.
Consolidated Statements of Changes in Equity as of December 31, 2013, 2012 and 2011.
Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177729) and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177729) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -

The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-140608 under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2."
(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm."
(3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm."
(4)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, as document "frankfpa99h8.htm."
(5)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm."
(6)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm."
(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm."
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, under document "nwfpa99h12b.htm."
(9)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm."
(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm."
(11)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm."
The following Fund Participation Agreements were previously filed on September 27, 2007 with Pre-Effective Amendment No. 3 to the registration statement associated with 1933 Act File No. 333-137202 under Exhibit 26(h), and are hereby incorporated by reference.
(12)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm."
(13)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004, as document "blackrockfpa.htm."
(14)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm."
(15)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc., as amended, dated December 1, 2000, as document "waddellreedfpa.htm."
(16)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc., as amended, dated November 15, 2004 as document "wellsfargofpa.htm."
(17)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation, as amended, dated September 1, 1989, as document "vaneckfpa.htm".

The following Fund Participation Agreement was previously filed on May 13, 2010 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(18)	Fund Participation Agreement with INVESCO Funds Group, Inc., and INVESCO Distributors, Inc., as amended, dated August 1, 2001, as document "ex818.htm."
The following Fund Participation Agreement was previously filed on October 26, 2010 with Post-Effective Amendment No. 2 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(19)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisers, Inc., dated August 13, 2010, as document "huntingtonfpa.htm."
The following Fund Participation Agreement was previously filed on June 11, 2012, with Post-Effective Amendment No. 28 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(20)	Fund Participation Agreement with Northern Lights Variable Trust, dated February 8, 2012, as document "northernlightsfpa.htm."
The following Fund Participation Agreements were previously filed on April 12, 2011, with Post-Effective Amendment No. 43 to the registration statement associated with 1933 Act File No. 333-43671 under Exhibit 24(h), and are hereby incorporated by reference.
(21)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm".
(22)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".
(23)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, as document "eatonvancefpa.htm".
(24)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009, as document "lazardfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(25)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed previously with initial registration statement (File No. 333-177729) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Thomas E. Clark
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-Corporate Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-Personal Lines Product Management	Eric E. Smith
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 1, 2014, was 1,520 and 906 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 16, 2014.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 16, 2014.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact